[GRAPHIC:  PHOTO OF TRAFFIC CLOVERLEAF]      Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations GA Municipal
                                             Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

                                             Nations MD Municipal
                                             Bond Fund

                                             Nations NC Intermediate
                                             Municipal Bond Fund

                                             Nations NC Municipal
                                             Bond Fund

                                             Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations SC Municipal
                                             Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TN Municipal
                                             Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations TX Municipal
                                             Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund

                                             Nations VA Municipal
                                             Bond Fund




MUNICIPAL
BOND FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Municipal Income Fund                      3
                                       Nations Intermediate Municipal Bond Fund                      8
                                       Nations Municipal Income Fund                                27
                                       Nations CA Municipal Bond Fund                               44
                                       Nations FL Intermediate Municipal Bond Fund                  49
                                       Nations FL Municipal Bond Fund                               56
                                       Nations GA Intermediate Municipal Bond Fund                  60
                                       Nations GA Municipal Bond Fund                               65
                                       Nations KS Municipal Income Fund                             68
                                       Nations MD Intermediate Municipal Bond Fund                  75
                                       Nations MD Municipal Bond Fund                               82
                                       Nations NC Intermediate Municipal Bond Fund                  86
                                       Nations NC Municipal Bond Fund                               93
                                       Nations SC Intermediate Municipal Bond Fund                  96
                                       Nations SC Municipal Bond Fund                              103
                                       Nations TN Intermediate Municipal Bond Fund                 106
                                       Nations TN Municipal Bond Fund                              110
                                       Nations TX Intermediate Municipal Bond Fund                 113
                                       Nations TX Municipal Bond Fund                              119
                                       Nations VA Intermediate Municipal Bond Fund                 121
                                       Nations VA Municipal Bond Fund                              129
                                     Statements of operations                                      134
                                     Statements of changes in net assets                           138
                                     Schedules of capital stock activity                           146
                                     Financial highlights                                          168
                                     Notes to financial statements                                 210

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 96.8%
            ALABAMA -- 0.9%
 $ 1,175    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series A,
              3.750% 11/01/01........  Aaa       NR     $  1,164
                                                        --------
            ALASKA -- 0.8%
   1,000    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03........  Aaa       AAA       1,012
                                                        --------
            ARIZONA -- 3.3%
   3,000    Glendale, Arizona, Water
              and Sewer Revenue,
              Series 2000, (FGIC
              Insured),
              4.750% 07/01/02........  Aaa       AAA       3,016
   1,035    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA        1,099
                                                        --------
                                                           4,115
                                                        --------
            CALIFORNIA -- 1.7%
   2,015    Riverside County,
              California, Asset
              Leasing Corporation
              Leasehold Revenue,
              Series 1993C,
              7.940% 06/01/19........  Aa3       AA-       2,057
                                                        --------
            DISTRICT OF COLUMBIA
            -- 1.7%
   2,200    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, (MBIA Insured),
              6.500% 10/01/05........  Aaa       AAA       2,312
   2,085    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1997B, AMT, (FGIC
              Insured),
              5.750% 10/01/03........  Aaa       AAA       2,147
                                                        --------
                                                           4,459
                                                        --------
            FLORIDA -- 3.4%
   4,250    Pinellas County, Florida,
              Capital Improvement
              Revenue, Series 2000,
              4.500% 01/01/06........  Aa3       NR        4,229
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- 5.9%
 $ 3,600    Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 10/01/05 @
              100,
              9.500% 12/01/11........  Aaa       NR     $  3,906
   1,775    Georgia State, GO, Series
              1992B,
              5.750% 03/01/02........  Aaa       AAA       1,808
   1,500    Georgia, Medical Center
              Hospital Authority,
              Revenue, Unrefunded
              Balance, Series 1992C,
              (MBIA Insured),
              6.400% 08/01/06........  Aaa       AAA       1,570
                                                        --------
                                                           7,284
                                                        --------
            ILLINOIS -- 2.6%
   1,020    Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.300% 07/01/01........  NR        NR        1,014
   1,260    Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.750% 07/01/05........  NR        NR        1,221
   1,000    Chicago, Illinois, O'Hare
              International Airport,
              General Airport
              Revenue, Second Lien,
              Series 1996A, AMT,
              (AMBAC Insured),
              5.000% 01/01/02........  Aaa       AAA       1,004
                                                        --------
                                                           3,239
                                                        --------
            INDIANA -- 1.8%
   2,205    Fremont, Indiana, Middle
              School Building
              Corporation, Revenue
              Refunding, Series
              1994A, (AMBAC Insured),
              4.650% 07/15/04........  Aaa       AAA       2,203
                                                        --------
            KENTUCKY -- 1.1%
   1,325    Kentucky, Asset/Liability
              Commission, University
              and College
              Improvements General
              Fund Revenue, Series
              1999-1,
              3.500% 03/01/01........  Aa3       AA-       1,318
                                                        --------
            LOUISIANA -- 1.6%
   2,000    De Soto Parish,
              Louisiana, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1993A,
              5.050% 12/01/02........  Baa1      BBB+      2,004
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MAINE -- 2.7%
 $ 3,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05........  Baa2      NR     $  3,415
                                                        --------
            MASSACHUSETTS -- 1.4%
   1,645    Massachusetts State,
              Industrial Financing
              Agency Revenue, Series
              1994,
              7.100% 11/15/18........  Aaa       AAA       1,796
                                                        --------
            MICHIGAN -- 3.9%
   1,000    Detroit, Michigan, GO,
              Series 1995A,
              5.600% 05/01/01........  NR        BBB+      1,005
   1,000    Kent County, Michigan,
              Airport Facilities
              Revenue, (Kent County
              International Airport
              Project) Series 1995,
              AMT, Prerefunded
              01/01/05 @ 102,
              6.100% 01/01/25........  Aaa       AAA       1,066
   1,000    Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B, Mandatory
              Put 11/15/05 @ 100,
              5.200% 11/15/33........  Aa2       AA          996
   1,800    Michigan State, Hospital
              Finance Authority,
              Revenue, Mandatory Put
              11/15/06 @ 100,
              5.300% 11/15/33........  Aa2       AA        1,793
                                                        --------
                                                           4,860
                                                        --------
            MINNESOTA -- 1.8%
   2,235    Minneapolis and St. Paul,
              Minnesota, Metropolitan
              Apartment Community, GO
              Refunding, Series
              1998-13, AMT,
              5.000% 01/01/04........  Aaa       AAA       2,261
                                                        --------
            MISSISSIPPI -- 4.0%
   5,000    Lawrence County,
              Mississippi, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.300% 12/01/00........  Baa2      NR        4,995
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSOURI -- 0.8%
 $ 1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical
              Cooperation - Thomas
              Hill Project) Series
              1996,
              5.750% 12/01/02........  A1        AA     $  1,026
                                                        --------
            NEW JERSEY -- 5.0%
   1,985    New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded 07/01/01 @
              102,
              9.900% 07/01/21........  Aaa       AAA       2,103
   4,000    New Jersey, Health Care
              Facilities Funding
              Authority, Revenue
              Refunding, Series
              1991A, (FHA Insured),
              Prerefunded 02/01/01 @
              102,
              6.800% 08/01/19........  Aa2       NR        4,110
                                                        --------
                                                           6,213
                                                        --------
            NORTH CAROLINA -- 4.1%
   1,000    Durham, North Carolina,
              GO Refunding, Series
              1992,
              5.700% 02/01/05........  Aaa       AAA       1,029
   1,000    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/02........  Baa1      NR          984
   1,560    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/03........  Baa1      NR        1,512
   1,630    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.400% 08/15/04........  Baa1      NR        1,561
                                                        --------
                                                           5,086
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            OHIO -- 4.4%
 $ 2,015    Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Health Systems
              Project) Series 1993A,
              5.750% 11/15/08........  Baa1      NR     $  1,947
   3,480    Ohio, Housing Financing
              Agency, Mortgage
              Revenue, Series 2000D,
              AMT, (GNMA COLL),
              4.800% 09/01/02........  Aaa       NR        3,486
                                                        --------
                                                           5,433
                                                        --------
            OKLAHOMA -- 1.9%
   2,385    Tulsa County, Oklahoma,
              Independent School
              District Number 001,
              GO, Series 2000A,
              5.000% 03/01/03........  Aa2       AA        2,409
                                                        --------
            PENNSYLVANIA -- 6.8%
   1,500    Allegheny County,
              Pennsylvania, GO,
              Series 1987C-34,
              (MBIA-IBC Insured),
              8.500% 02/15/02........  Aaa       AAA       1,578
   2,000    Delaware County,
              Pennsylvania Authority,
              Health Care Revenue,
              Series 1993B,
              Prerefunded 11/15/05 @
              100,
              6.000% 11/15/07........  Aaa       NR        2,098
   1,560    Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Monongahela Power
              Company Project) Series
              1998B,
              4.350% 02/01/02........  A2        A         1,549
   2,200    Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Potomac Edison Company
              Project) Series 1998B,
              4.350% 02/01/02........  A2        A         2,184
   1,000    Monroeville,
              Pennsylvania, Hospital
              Authority, Revenue
              Refunding, (Forbes
              Health Systems -
              Allegheny University
              Medical Centers
              Project) Series 1995,
              5.125% 10/01/00........  CAa1      CCC       1,000
                                                        --------
                                                           8,409
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- 9.9%
 $ 1,950    Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE
              Insured),
              5.000% 04/01/02........  Aa1       AA+    $  1,967
   1,950    Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE
              Insured),
              5.125% 04/01/03........  Aa1       AA+       1,980
   1,000    Berkeley County, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1991, (MBIA
              Insured), Prerefunded
              06/01/01 @ 102,
              7.000% 06/01/16........  Aaa       AAA       1,037
   1,370    Greenville, South
              Carolina, Hospital
              System Authority,
              Hospital Facilities
              Revenue Refunding,
              Series 1993C,
              5.250% 05/01/03........  Aa3       AA        1,386
   2,965    Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  Baa1      BBB+      3,025
   1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              5.750% 12/15/01........  Baa1      BBB         999
   1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.125% 12/15/02........  Baa1      BBB       1,004
   1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.300% 12/15/03........  Baa1      BBB       1,005
                                                        --------
                                                          12,403
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- 3.4%
 $ 2,100    McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.850% 04/01/01........  Baa3      BBB    $  2,122
   1,000    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue, (Federal
              Express Corporation
              Project), Series 1984,
              7.875% 09/01/09........  Baa2      BBB       1,053
   1,000    Tennessee State, Housing
              Development Agency
              Mortgage Finance
              Authority, Revenue,
              Series 1993A,
              5.200% 01/01/02........  A1        AA        1,007
                                                        --------
                                                           4,182
                                                        --------
            TEXAS -- 9.0%
     935    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              5.850% 06/01/01........  Aaa       NR          937
   1,000    Central Texas, Higher
              Education Authority,
              Revenue Refunding,
              Series 1993, AMT, (GTD
              STD LNS),
              5.200% 12/01/04........  Aaa       NR        1,015
   1,000    Clear Creek, Texas,
              Independent School
              District GO Refunding,
              Series 1998, (PSF-GTD),
              4.923%(+) 02/15/03.....  Aaa       AAA         893
   2,500    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000A, AMT,
              5.950% 05/01/29........  Baa1      BBB-      2,504
   2,800    Richardson, Texas,
              Independent School
              District GO Refunding,
              Series 1998, (PSF-GTD),
              5.000% 02/15/03........  Aaa       AAA       2,827

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Texas State, College
              Student Loan Authority,
              Revenue, Series 1995,
              AMT,
              5.100% 08/01/01........  Aa1       AA     $  1,005
   2,000    Texas State, College
              Student Loan Authority,
              Revenue, Series 1995,
              AMT,
              5.300% 08/01/03........  Aa1       AA        2,037
                                                        --------
                                                          11,218
                                                        --------
            UTAH -- 1.9%
   2,370    Jordan, Utah, School
              District, GO, Series
              1997, (SCH BD GTY),
              5.000% 06/15/02........  NR        AAA       2,392
                                                        --------
            VIRGINIA -- 9.3%
   3,260    Culpeper County,
              Virginia, GO, Series
              2000,
              4.650% 09/01/02........  MIG1      SP1+      3,261
   1,000    Norfolk, Virginia, GO,
              Series 1995,
              5.250% 06/01/01........  A1        AA        1,006
   3,350    Richmond, Virginia, GO,
              Series 2000, (FSA
              Insured),
              5.125% 01/15/04........  Aaa       AAA       3,410
   1,475    Virginia, Education Loan
              Authority, Guaranteed
              Student Loan Revenue,
              Series 1992G, AMT, (GTD
              STD LNS),
              6.625% 09/01/03........  Aaa       NR        1,520
                                                        --------
                                                           9,197
                                                        --------
            WASHINGTON -- 1.7%
   1,990    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              (Nuclear Project Number
              1) Series 1991A,
              6.600% 07/01/04........  Aa1       AA-       2,056
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $119,983)........................    120,435
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 8.3%
            (Cost $10,314)
 10,314   Nations Municipal Reserves#...........   $ 10,314
                                                   --------
          TOTAL INVESTMENTS
            (Cost $130,297*).............  105.1%   130,749
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   (5.1%)
          Cash..................................   $      1
          Receivable for investment securities
            sold................................        160
          Receivable for Fund shares sold.......          3
          Interest receivable...................      1,834
          Payable for Fund shares redeemed......       (167)
          Investment advisory fee payable.......         (4)
          Administration fee payable............        (20)
          Shareholder servicing and distribution
            fees payable........................        (10)
          Distributions payable.................       (450)
          Payable for investment securities
            purchased...........................     (7,605)
          Accrued Trustees'/Directors' fees and
            expenses............................        (25)
          Accrued expenses and other
            liabilities.........................        (73)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................     (6,356)
                                                   --------
          NET ASSETS.....................  100.0%  $124,393
                                                   ========

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     39
          Accumulated net realized loss on
            investments sold....................       (436)
          Net unrealized appreciation of
            investments.........................        452
          Paid-in capital.......................    124,338
                                                   --------
          NET ASSETS............................   $124,393
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($97,168,369 / 9,726,920 shares
            outstanding)........................      $9.99
                                                      =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($20,207,505 / 2,022,624
            shares outstanding).................      $9.99
                                                      =====
          Maximum sales charge..................      1.00%
          Maximum offering price per share......     $10.09
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($5,826,470 / 583,210 shares
            outstanding)........................      $9.99
                                                      =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($1,190,694 / 119,189 shares
            outstanding)........................      $9.99
                                                      =====

---------------

  * Federal Income Tax Information: Net unrealized appreciation of $452 on investment securities was comprised of gross appreciation of $739 and gross depreciation of $287 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $130,297.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    24.32%
   Industrial Development Revenue/
     Pollution Control Revenue                                            17.46%
   Hospital Revenue                                                       13.75%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND
            NOTES -- 98.4%
            ALABAMA -- 2.3%
 $ 3,265    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series A,
              (MBIA Insured,
              Escrowed to
              Maturity),
              4.625% 11/01/10......  Aaa       NR     $    3,146
   2,500    Birmingham, Alabama,
              Industrial Water
              Board, Industrial
              Water Supply Revenue,
              Series 1978,
              6.000% 07/01/07......  NR        AAA         2,683
   2,500    Birmingham, Alabama,
              Revenue, (Baptist
              Medical Center of
              Birmingham Project)
              Series 1993A, (MBIA
              Insured),
              5.500% 08/15/05......  Aaa       AAA         2,575
   9,240    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1992,
              7.000% 06/01/22......  Baa1      BBB+        9,475
   5,750    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993A, AMT,
              6.375% 03/01/29......  Baa1      BBB+        5,723
   3,000    Prichard, Alabama,
              Waterworks and Sewer
              Board, Water and
              Sewer Revenue
              Refunding, Series
              1994, (AMBAC
              Insured),
              5.650% 11/15/04......  Aaa       AAA         3,116
                                                      ----------
                                                          26,718
                                                      ----------
            ALASKA -- 1.4%
   3,000    Alaska State, Housing
              Finance Corporation,
              Revenue, Series
              1995A, (MBIA
              Insured),
              5.400% 06/01/08......  Aaa       AAA         3,067

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 3,345    Alaska, Industrial
              Development and
              Export Authority,
              Revenue Refunding,
              Series 1998A, AMT,
              (MBIA Insured),
              5.250% 04/01/12......  Aaa       AAA    $    3,317
   3,280    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03......  Aaa       AAA         3,319
   3,000    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.150% 07/01/05......  Aaa       AAA         3,034
   1,250    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.200% 07/01/06......  Aaa       AAA         1,267
   2,000    Anchorage, Alaska, GO,
              Series 1996A, (AMBAC
              Insured),
              5.100% 08/01/07......  Aaa       AAA         2,030
                                                      ----------
                                                          16,034
                                                      ----------
            ARIZONA -- 0.6%
     725    Maricopa County,
              Arizona, Unified High
              School District
              Number 210, GO,
              Series 1993F,
              5.450% 07/01/08......  Aa        AA            749
   3,000    Mesa, Arizona, GO
              Refunding, (MBIA
              Insured),
              5.000% 07/01/03......  Aaa       AAA         3,042
   2,125    Pima County, Arizona,
              Unified School
              District, GO, Series
              1995G, (MBIA
              Insured),
              7.300% 07/01/05......  Aaa       AAA         2,367
   1,500    Salt River, Arizona,
              Agricultural
              Improvement and Power
              District, Electric
              Systems Revenue
              Refunding, (Salt
              River Project) Series
              1993B,
              5.050% 01/01/06......  Aa2       AA          1,527
                                                      ----------
                                                           7,685
                                                      ----------
            ARKANSAS -- 1.5%
  10,000    Arkansas State, GO,
              Series 2000A,
              5.500% 08/01/11......  Aa2       AA         10,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ARKANSAS -- (CONTINUED)
 $ 7,000    Hot Springs, Arkansas,
              IDR Refunding,
              (Willamette
              Industries Project)
              Series 1991,
              6.650% 12/01/02......  NR        A-     $    7,241
                                                      ----------
                                                          17,691
                                                      ----------
            CALIFORNIA -- 0.2%
   2,000    California State, GO,
              Series 1990,
              7.000% 08/01/04......  Aa2       AA          2,189
                                                      ----------
            COLORADO -- 0.8%
   1,500    Arapahoe County,
              Colorado, School
              District Number 005,
              GO, Series 1990,
              Prerefunded 12/15/00
              @ 101,
              7.000% 12/15/04......  Aa1       AA          1,523
  10,000    Colorado, E-470 Public
              Highway Authority,
              Revenue, Series
              1997B, (MBIA
              Insured),
              5.320%(+) 09/01/12...  Aaa       AAA         5,317
   3,075    Denver City and County,
              Colorado, Airport
              Revenue Refunding,
              Series 2000A, (AMBAC
              Insured),
              6.000% 11/15/15......  Aaa       AAA         3,186
                                                      ----------
                                                          10,026
                                                      ----------
            CONNECTICUT -- 0.7%
   1,500    Connecticut State, GO
              Refunding, Series
              1998B,
              5.375% 08/15/03......  Aa3       AA          1,539
   6,465    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program)
              Series 1997D-2, AMT,
              5.600% 11/15/21......  Aa2       AA          6,217
                                                      ----------
                                                           7,756
                                                      ----------
            DELAWARE -- 0.1%
   1,000    Delaware State, GO
              Refunding, Series
              1991A,
              6.100% 08/15/03......  Aaa       AAA         1,033
                                                      ----------
            DISTRICT OF COLUMBIA -- 0.8%
   1,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/06......  Aaa       AAA         1,063

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 1,350    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/07......  Aaa       AAA    $    1,442
   3,050    District of Columbia,
              Revenue, (Georgetown
              University Project)
              Series 1988C, (MBIA
              Insured),
              5.050% 04/01/11......  Aaa       AAA         3,025
   4,000    District of Columbia,
              Revenue, (The
              Smithsonian Institute
              Project) Series 1997,
              5.000% 02/01/17......  Aaa       AAA         3,713
                                                      ----------
                                                           9,243
                                                      ----------
            FLORIDA -- 8.9%
   5,000    Broward County,
              Florida, School
              District, GO
              Refunding, Series
              1992,
              6.000% 02/15/04......  A1        AA-         5,188
   3,500    Broward County,
              Florida, School
              District, GO
              Refunding, Series
              1993,
              5.100% 02/15/02......  A1        AA-         3,530
   5,000    Dade County, Florida,
              School District, GO,
              Series 1995, (MBIA
              Insured),
              5.500% 08/01/04......  Aaa       AAA         5,169
   1,000    Deerfield Beach,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1992, (FGIC Insured),
              6.125% 10/01/03......  Aaa       AAA         1,033
   2,700    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust -
              Greentree Place
              Project) Series 1995,
              Mandatory Put
              04/01/09 @ 100,
              6.750% 04/01/25......  NR        BBB+        2,816
   4,600    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Mortgage
              Revenue Refunding,
              (The Cove Project)
              Series 1992,
              6.100% 10/01/02......  NR        AAA         4,679

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 4,850    Escambia County,
              Florida, Housing
              Finance Authority,
              Single-Family
              Mortgage, Revenue,
              Series 1999, AMT,
              (FNMA/GNMA COLL),
              4.500% 10/01/09......  Aaa       NR     $    4,659
   3,035    Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1995A,
              5.400% 01/01/06......  Aa2       AA+         3,141
   5,575    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.500% 06/01/06......  Aa2       AA+         5,811
   4,000    Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of
              Natural
              Resources - Preservation
              2000 Project) Series
              1995A, (AMBAC
              Insured),
              5.500% 07/01/06......  Aaa       AAA         4,172
   1,000    Florida State,
              Jacksonville
              Transportation GO
              Refunding, Senior
              Lien, Series 1997,
              5.000% 07/01/19......  Aa        AA+           933
   7,440    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (Altamonte Project)
              Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24......  NR        BBB+        7,796
   2,000    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust -
              Andover Project)
              Series 1996E, AMT,
              Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26......  NR        BBB+        2,051
   4,000    Jacksonville, Florida,
              Electric Authority
              Revenue Refunding,
              (St. John
              River - Issue 2
              Project) Series
              1993-10,
              6.500% 10/01/03......  Aa2       AA          4,219

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,500    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River
              Project) Issue 2,
              Series 1993-10,
              4.600% 10/01/00......  Aa2       AA     $    1,500
   5,900    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River
              Project) Issue 2,
              Series 1993-10,
              5.000% 10/01/04......  Aa2       AA          5,987
     700    Jacksonville, Florida,
              Electric Systems
              Authority, Revenue
              Refunding, (St. Johns
              River Project) Series
              1995-6C-2,
              6.400% 10/01/00......  Aa1       AA            700
   2,500    Lakeland, Florida,
              Electrical and Water
              Revenue, Series 1996,
              Prerefunded 10/01/06
              @ 102,
              5.500% 10/01/26......  Aaa       AAA         2,647
   2,000    Lee County, Florida,
              Water and Sewer
              Revenue, Series
              1999A, (AMBAC
              Insured),
              4.750% 10/01/19......  Aaa       AAA         1,777
   1,000    Manatee County,
              Florida, Public
              Utilities Revenue
              Refunding, Series
              1991B, (MBIA
              Insured),
              6.400% 10/01/03......  Aaa       AAA         1,019
   2,080    Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier, Inc.
              Project) Series 1992,
              5.700% 06/01/01......  Baa2      BBB-        2,088
   4,075    North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1997,
              5.250% 01/15/11......  Aaa       AAA         4,110
   2,000    Orange County, Florida,
              Public Facilities
              Revenue, Series
              1994A, (AMBAC
              Insured),
              5.450% 10/01/05......  Aaa       AAA         2,075
   3,060    Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC
              Insured),
              5.375% 07/01/08......  Aaa       AAA         3,136

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 2,500    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.200% 10/01/00......  Aa1       AA     $    2,500
   4,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03......  Aa1       AA          4,126
   1,000    Palm Beach County,
              Florida, Criminal
              Justice Facilities
              Revenue, Series 1994,
              (FGIC Insured),
              5.850% 06/01/07......  Aaa       AAA         1,056
   7,685    Palm Beach County,
              Florida, Health
              Facilities Authority
              Revenue, (Good
              Samaritian Project)
              Series 1993,
              (MBIA-IBC Insured),
              Prerefunded
              10/01/03 @ 102,
              6.300% 10/01/22......  Aaa       AAA         8,179
   5,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/13......  Aaa       AAA         5,098
   4,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/14......  Aaa       AAA         4,059
                                                      ----------
                                                         105,254
                                                      ----------
            GEORGIA -- 1.7%
   3,900    Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 10/01/05
              @ 100,
              9.500% 12/01/11......  Aaa       NR          4,232
   3,000    Cartersville, Georgia,
              Development
              Authority, Sewer
              Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09......  A1        A+          3,098

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 5,000    Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority,
              GO Refunding
              Certificates, (Grady
              Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04......  Aaa       AAA    $    5,098
   1,105    Fulton County, Georgia,
              Development
              Authority, Revenue,
              (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.100% 01/01/05......  Baa3      AAA         1,123
   1,000    Georgia State, GO,
              Series 1991C,
              6.500% 04/01/04......  Aaa       AAA         1,064
   4,400    Georgia State, GO,
              Series 1997C,
              6.250% 08/01/09......  Aaa       AAA         4,872
     700    Georgia, Municipal
              Electric Authority,
              Power Revenue
              Refunding, Series
              1991U, Prerefunded
              01/01/01 @ 102,
              6.800% 01/01/03......  Aaa       AAA           718
                                                      ----------
                                                          20,205
                                                      ----------
            HAWAII -- 0.8%
   6,000    Hawaii State, GO,
              Series 1997CN, (FGIC
              Insured),
              6.250% 03/01/04......  Aaa       AAA         6,302
   2,500    Honolulu City and
              County, Hawaii, GO
              Refunding, Series
              1990A,
              7.350% 07/01/07......  Aa3       AA-         2,864
                                                      ----------
                                                           9,166
                                                      ----------
            ILLINOIS -- 8.7%
   2,370    Chicago, Illinois,
              Board of Education
              GO, Series 1997,
              (AMBAC Insured),
              5.250% 12/01/05......  Aaa       AAA         2,428
   2,500    Chicago, Illinois, Gas
              Supply Revenue,
              (Peoples Gas Light
              and Coke Project)
              Series 1985A,
              6.875% 03/01/15......  Aa3       AA-         2,613
   7,105    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.250% 01/01/18......  Aaa       AAA         6,923

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,750    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1993,
              5.000% 12/01/02......  Aa1       AA     $    3,788
   2,000    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1995,
              5.750% 12/01/01......  Aa1       AA          2,030
   2,165    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1995,
              5.750% 12/01/01......  Aa1       AA          2,197
  10,200    Chicago, Illinois, Park
              District, GO, Series
              1995,
              6.600% 11/15/14......  Aa3       AA         11,143
   2,000    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.800% 06/01/04......  Aaa       AAA         2,008
   1,160    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.900% 06/01/05......  Aaa       AAA         1,168
   2,000    Chicago, Illinois,
              Water Revenue
              Refunding, Series
              1992, (AMBAC
              Insured),
              5.600% 11/01/04......  Aaa       AAA         2,070
   4,000    Chicago, Illinois,
              Water Revenue, Series
              1992, (AMBAC
              Insured),
              5.400% 11/01/02......  Aaa       AAA         4,067
   2,000    Cook County, Illinois,
              Community College
              District Number 508,
              Certificates of
              Participation, Series
              1990, (FGIC Insured),
              8.750% 01/01/07......  Aaa       AAA         2,415
   3,000    Cook County, Illinois,
              GO, Series 1996,
              (FGIC Insured),
              5.100% 11/15/03......  Aaa       AAA         3,044

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,145    Du Page County,
              Illinois, School
              District, GO, Series
              1997, (FGIC Insured),
              6.750% 02/01/11......  Aaa       NR     $    1,293
   4,000    Illinois State, GO,
              Series 1994,
              5.500% 08/01/03......  Aa2       AA          4,097
   3,000    Illinois State, GO,
              Series 1994, (MBIA
              Insured),
              5.500% 08/01/04......  Aaa       AAA         3,094
   6,850    Illinois State, GO,
              Series 2000,
              5.750% 06/01/15......  Aaa       AAA         7,044
  12,500    Illinois State, Sales
              Tax Revenue
              Refunding, Series
              1993S,
              6.000% 06/15/03......  Aa2       AAA        12,950
   4,000    Illinois State, Sales
              Tax Revenue, Series
              1994,
              5.625% 06/15/02......  Aa2       AAA         4,073
   7,560    Illinois Student
              Assistance
              Commission, Student
              Loan Revenue, Series
              1999RR, AMT, (GTD STD
              LNS),
              4.250% 09/01/06......  Aaa       NR          7,257
   1,000    Illinois, Health
              Facilities Authority,
              Revenue Refunding,
              (Lutheran General
              Health Systems
              Project) Series
              1993C,
              5.250% 04/01/02......  A1        A+          1,003
   6,320    Illinois, Health
              Facilities Authority,
              Revenue, (Highland
              Park Hospital
              Project) Series
              1991B, (FGIC
              Insured),
              5.900% 10/01/12......  Aaa       AAA         6,623
   1,050    Lansing, Illinois,
              Sales Tax Increment
              Revenue Refunding,
              (Landings
              Redevelopment
              Project) Series 1992,
              6.500% 12/01/02......  NR        BBB         1,082
   1,580    Metropolitan Pier and
              Exposition Authority,
              Revenue, Series
              1996A, (AMBAC
              Insured),
              6.000% 12/15/06......  Aaa       AAA         1,684
   2,400    Metropolitan Pier and
              Exposition, Revenue,
              Series 1992, (MBIA-
              IBC Insured),
              6.500% 06/01/05......  Aaa       AAA         2,579

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,000    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1991A, (FGIC
              Insured), Prerefunded
              11/01/01 @ 102,
              6.350% 11/01/04......  Aaa       AAA    $    1,040
   3,300    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1994A, (AMBAC
              Insured),
              5.800% 06/01/05......  Aaa       AAA         3,453
                                                      ----------
                                                         103,166
                                                      ----------
            INDIANA -- 1.0%
   1,040    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital
              of Indiana, Inc.
              Project) Series 1992,
              6.500% 09/15/02......  A2        NR          1,071
   4,390    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series
              1996A,
              5.000% 02/15/04......  Aa3       AA          4,411
   2,880    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Methodist
              Hospital of Indiana,
              Inc. Project) Series
              1992A, (Escrowed to
              Maturity),
              5.750% 09/01/15......  NR        AA-         2,988
   3,000    Indiana, Municipal
              Power Agency, Power
              Supply Systems
              Revenue Refunding,
              Series 1993B, (MBIA
              Insured),
              5.375% 01/01/03......  Aaa       AAA         3,049
                                                      ----------
                                                          11,519
                                                      ----------
            IOWA -- 1.6%
   9,650    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09......  Aaa       AAA         9,434

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            IOWA -- (CONTINUED)
 $10,000    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue, (Iowa
              College Student Aid
              Project) Series
              1997B, AMT,
              4.900% 12/01/05......  Aaa       NR     $    9,987
                                                      ----------
                                                          19,421
                                                      ----------
            KANSAS -- 1.4%
   5,000    Kansas State,
              Department of
              Transportation,
              Highway Revenue,
              Series 1992,
              7.250% 03/01/05......  Aa2       AA+         5,513
   5,000    Kansas State,
              Development Finance
              Authority, Revenue,
              (Board of Regents -
              Rehabilitation
              Project) Series
              1997G-2, (AMBAC
              Insured),
              5.500% 10/01/06......  Aaa       AAA         5,215
   4,500    Kansas State,
              Development Finance
              Authority, Revenue,
              Series 1998A,
              4.800% 06/01/13......  NR        A-          4,261
   2,175    Labette County, Kansas,
              Single-Family
              Mortgage Revenue,
              Zero Coupon Capital
              Accumulator Bonds,
              Series 1982,
              (Escrowed to
              Maturity),
              5.690%(+) 12/01/14...  Aaa       A-          1,003
                                                      ----------
                                                          15,992
                                                      ----------
            MARYLAND -- 1.2%
   1,500    Baltimore, Maryland,
              Port Facilities
              Revenue,
              (E.I. duPont de
              Nemours Project)
              Series 1985,
              6.500% 12/01/10......  Aa3       AA-         1,581
   4,890    Maryland State, GO
              Refunding, Series
              1991-3,
              6.250% 07/15/02......  Aaa       AAA         4,960
   3,500    Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series
              1993, (FSA Insured),
              5.200% 06/15/06......  Aaa       AAA         3,577
   2,000    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, General
              Construction GO
              Refunding, Series
              1993,
              5.000% 06/01/04......  Aa1       AA          2,034

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 2,500    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, Water
              Supply GO Refunding,
              Series 1993,
              4.900% 12/01/05......  Aa1       AA     $    2,542
                                                      ----------
                                                          14,694
                                                      ----------
            MASSACHUSETTS -- 3.7%
   1,000    Massachusetts State, GO
              Refunding, Series
              1993B,
              5.000% 11/01/01......  Aa2       AA-         1,007
   5,000    Massachusetts State, GO
              Refunding, Series
              1993C,
              5.000% 08/01/07......  Aa2       AA-         5,070
  11,840    Massachusetts State, GO
              Refunding, Series
              1993C, (AMBAC
              Insured),
              4.950% 08/01/05......  Aaa       AAA        12,032
   4,000    Massachusetts State, GO
              Refunding, Series
              1996A,
              5.000% 11/01/09......  Aa2       AA-         4,050
   1,000    Massachusetts State,
              Industrial Financing
              Agency, Revenue,
              (Babson College Issue
              Project) Series
              1998A, (MBIA
              Insured),
              5.000% 10/01/18......  Aaa       AAA           927
   6,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue Refunding,
              Series 1993B,
              5.125% 03/01/04......  A1        A+          6,098
   4,175    Massachusetts,
              Educational Financing
              Authority,
              Educational Loan
              Revenue Refunding,
              Series 1999A, AMT,
              (AMBAC Insured),
              4.750% 07/01/11......  Aaa       AAA         3,982
   3,745    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.600% 12/01/08......  Aaa       AAA         3,640
   3,325    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.700% 12/01/09......  Aaa       AAA         3,232

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 2,000    Massachusetts,
              University of Lowell
              Building Authority,
              Revenue, Series
              1995A, (AMBAC
              Insured),
              5.700% 11/01/09......  Aaa       AAA    $    2,098
   2,000    New England Education
              Loan Marketing
              Company of
              Massachusetts,
              Student Loan Revenue
              Refunding, Series
              1993A, AMT,
              5.700% 07/01/05......  Aa2       AA          2,070
                                                      ----------
                                                          44,206
                                                      ----------
            MICHIGAN -- 2.6%
   7,500    Detroit, Michigan,
              Convention
              Facilities, Revenue
              Refunding, (Cobo Hall
              Expansion Project)
              Series 1993, (FSA
              Insured),
              5.100% 09/30/04......  Aaa       AAA         7,616
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.750% 04/01/03......  Baa1      A-          1,043
   2,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              7.000% 04/01/04......  Baa1      A-          2,130
   7,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/05/04 @ 100,
              5.050% 11/15/33......  Aa2       AA          6,964
   4,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/15/05 @ 100,
              5.200% 11/15/33......  Aa2       AA          3,984
   5,000    Michigan State,
              Hospital Financing
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A,
              5.750% 11/15/18......  Aaa       AAA         4,961

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 3,195    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series 1997,
              5.100%(+) 11/15/07...  Aa3       AA     $    2,228
   2,000    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series
              1997K,
              5.050%(+) 11/15/06...  Aa3       AA          1,472
                                                      ----------
                                                          30,398
                                                      ----------
            MINNESOTA -- 1.6%
   3,000    Minnesota State, GO,
              Refunding, Series
              1998,
              4.000% 11/01/04......  Aaa       AAA         2,928
   5,000    Minnesota State, GO,
              Series 1994,
              5.600% 10/01/05......  Aaa       AAA         5,188
   1,390    Rochester, Minnesota,
              Health Care
              Facilities Revenue,
              (Mayo
              Foundation - Mayo
              Medical Center
              Project) Series
              1988C,
              7.100% 11/15/00......  NR        AA+         1,395
   2,150    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Refunded Balance,
              Series 1992B,
              5.800% 01/01/07......  Aaa       AAA         2,237
   3,850    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Unrefunded Balance,
              Series 1992B,
              5.800% 01/01/07......  A2        A+          3,983
   3,200    St. Paul, Minnesota,
              Sewer Revenue
              Refunding, Series
              1993, (AMBAC
              Insured),
              5.100% 12/01/01......  Aaa       AAA         3,225
                                                      ----------
                                                          18,956
                                                      ----------
            MISSISSIPPI -- 0.9%
   8,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project)
              Series 1994A,
              5.500% 12/01/05......  Baa1      BBB+        8,053

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $ 2,370    Mississippi, Higher
              Education Authority
              Revenue, Series
              1992C, AMT, (GTD STD
              LNS), 6.400%
              01/01/03.............  NR        A      $    2,439
                                                      ----------
                                                          10,492
                                                      ----------
            MISSOURI -- 2.1%
   2,000    Kansas City, Missouri,
              GO, Series 1991,
              6.000% 03/01/07......  Aa3       AA          2,012
   4,000    Kansas City, Missouri,
              Industrial
              Development
              Authority, IDR,
              (Owens-Illinois, Inc.
              - Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.900% 12/31/08......  Baa2      NR          3,810
   1,590    Kansas City, Missouri,
              Water Revenue, Series
              1994,
              5.900% 12/01/05......  Aa3       AA          1,669
   1,150    Metropolitan St. Louis,
              Missouri, Sewer
              District, GO
              Refunding, Series
              1991, (FGIC Insured),
              6.300% 02/15/01......  Aaa       AAA         1,157
   1,500    Missouri State, Board
              of Public Buildings,
              Revenue Refunding,
              Series 1991,
              5.900% 12/01/01......  Aa2       AA          1,525
   2,980    Missouri State,
              Environmental
              Improvement and
              Energy Resource
              Authority, PCR
              Refunding,
              (Associated
              Electrical
              Cooperation - Thomas
              Hill Project) Series
              1996,
              5.500% 12/01/05......  A1        AA          3,090
   2,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (BJC Health
              Systems Project)
              Series 1994A,
              5.900% 05/15/04......  Aa3       NR          2,083
   2,805    Platte County,
              Missouri, Public
              Building Corporation,
              Leasehold Revenue,
              (Law Enforcement
              Center Project)
              Series 1996, (FSA
              Insured),
              5.300% 09/01/02......  Aaa       AAA         2,835

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,000    Springfield, Missouri,
              School District
              Number R-12, GO
              Refunding, Series
              1991A, (FGIC
              Insured),
              6.400% 03/01/03......  Aaa       AAA    $    1,008
   1,000    Springfield, Missouri,
              School District
              Number R-12, GO
              Refunding, Series
              1991A, (FGIC
              Insured),
              6.400% 03/01/04......  Aaa       AAA         1,008
   1,000    Springfield, Missouri,
              School District
              Number R-12, GO
              Refunding, Series
              1991A, (FGIC
              Insured),
              6.250% 03/01/05......  Aaa       AAA         1,007
   1,400    St. Louis County,
              Missouri, Pattonville
              R-3 School District,
              GO, Series 1992,
              (FGIC Insured),
              5.700% 02/01/01......  Aaa       AAA         1,406
   1,565    St. Louis, Missouri,
              Metropolitan Sewer
              District, Mississippi
              River Subdistrict GO
              Refunding, Series
              1991, (FGIC Insured),
              6.400% 02/15/02......  Aaa       AAA         1,575
   1,000    St. Louis, Missouri,
              School District, GO,
              Series 1991, (FGIC
              Insured),
              6.500% 04/01/03......  Aaa       AAA         1,040
                                                      ----------
                                                          25,225
                                                      ----------
            MONTANA -- 0.3%
   4,475    Lewis and Clark County,
              Montana,
              Environmental
              Facilities Revenue,
              (Asarco, Inc.
              Project) Series 1998,
              AMT,
              5.850% 10/01/33......  B3        BB          3,510
                                                      ----------
            NEBRASKA -- 0.4%
   1,000    Lincoln, Nebraska,
              Electric Systems
              Revenue Refunding,
              Series 1993A,
              5.000% 09/01/06......  Aa2       AA          1,011

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NEBRASKA -- (CONTINUED)
 $ 3,500    Nebraska Public Power
              District, Power
              Supply Systems
              Revenue, Series 1993,
              5.300% 01/01/02......  Aaa       AAA    $    3,535
                                                      ----------
                                                           4,546
                                                      ----------
            NEVADA -- 1.5%
   1,000    Clark County, Nevada,
              GO Refunding, Series
              1991, (MBIA Insured),
              6.200% 10/01/03......  Aaa       AAA         1,025
   6,175    Clark County, Nevada,
              School District, GO
              Refunding, Series
              1993B, (FGIC
              Insured),
              5.375% 05/01/05......  Aaa       AAA         6,331
   1,000    Clark County, Nevada,
              School District, GO,
              Series 1991A, (MBIA
              Insured),
              6.500% 06/01/02......  Aaa       AAA         1,022
   1,255    Nevada State, GO,
              Series 1995A,
              5.200% 11/01/08......  Aa2       AA          1,275
   6,570    Nevada State, GO,
              Series 1998A,
              5.250% 05/15/16......  Aa2       AA          6,379
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 28-31)
              Series 1989C,
              7.000% 01/01/03......  Aaa       AAA         1,006
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 38-39)
              Series 1992A,
              6.000% 07/01/01......  NR        AA          1,012
                                                      ----------
                                                          18,050
                                                      ----------
            NEW JERSEY -- 1.8%
   4,000    Bergen County, New
              Jersey, Utilities
              Authority, Water PCR,
              Series 1992B, (FGIC
              Insured),
              5.500% 12/15/02......  Aaa       AAA         4,089
   3,340    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project), Series
              1999, AMT,
              5.300% 04/01/08......  Aaa       AAA         3,401
   3,440    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project), Series
              1999, AMT,
              5.400% 04/01/09......  Aaa       AAA         3,517

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
 $ 5,000    New Jersey State, GO
              Refunding, Series
              1992D,
              5.500% 02/15/04......  Aa1       AA+    $    5,155
   4,000    New Jersey State,
              Transportation Trust
              Fund Authority,
              Transportation
              Systems, Revenue
              Refunding, Series
              1994A, (AMBAC
              Insured),
              5.200% 12/15/00......  Aaa       AAA         4,007
   1,000    New Jersey, University
              of Medicine and
              Dentistry, Revenue,
              Series 1989C,
              7.000% 12/01/00......  A3        AA-         1,004
                                                      ----------
                                                          21,173
                                                      ----------
            NEW MEXICO -- 1.4%
   3,000    Bernalillo County, New
              Mexico, Gross
              Receipts Tax Revenue
              Refunding, Series
              1998,
              5.250% 04/01/27......  Aa3       AA          2,863
   4,000    New Mexico State, GO,
              Series 1995,
              5.250% 09/01/03......  Aa1       AA+         4,002
   6,000    New Mexico State,
              Highway Community Tax
              Revenue, Series
              2000A,
              6.000% 06/15/10......  Aa2       AA+         6,505
   2,095    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997E-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.600% 07/01/17......  NR        AAA         2,029
   1,305    New Mexico, Mortgage
              Financial Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997C-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.950% 07/01/17......  Aaa       NR          1,305
                                                      ----------
                                                          16,704
                                                      ----------
            NEW YORK -- 2.4%
   3,000    New York City, New
              York, Municipal
              Assistance
              Corporation, Revenue,
              Series 1997J,
              5.750% 07/01/03......  Aa2       AA          3,101
   2,500    New York State,
              Building Authority,
              General Revenue,
              Series 1997,
              5.000% 01/01/05......  Aa3       AA-         2,537

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 5,000    New York State,
              Dormitory Authority,
              Revenue, (City
              University Project)
              Series 1993B,
              5.250% 07/01/06......  Baa1      BBB+   $    5,112
   7,000    New York State,
              Dormitory Authority,
              State University
              Educational
              Facilities Revenue,
              Series 1993A,
              5.400% 05/15/04......  A3        A           7,196
   4,000    New York, New York,
              City Transitional
              Finance Authority,
              Revenue, Series
              1998B,
              4.600% 11/15/11......  Aa3       AA          3,829
   2,260    New York, New York, GO,
              Series 1993E, (MBIA-
              IBC Insured),
              Prerefunded 05/15/03
              @ 101.5,
              5.800% 05/15/05......  Aaa       AAA         2,364
   3,500    New York, New York, GO,
              Series 1997, (MBIA
              Insured),
              6.250% 04/15/07......  Aaa       AAA         3,800
                                                      ----------
                                                          27,939
                                                      ----------
            NORTH CAROLINA -- 3.1%
   3,000    Charlotte, North
              Carolina, Airport
              Revenue, Series
              1999B, AMT, (MBIA
              Insured),
              6.000% 07/01/24......  Aaa       AAA         3,062
   2,000    Cumberland County,
              North Carolina, GO,
              Series 1998, (FGIC
              Insured),
              5.000% 03/01/17......  Aaa       AAA         1,895
   5,000    Mecklenburg County,
              North Carolina, GO
              Refunding, Series
              1992,
              5.750% 03/01/03......  Aaa       AAA         5,115
   3,000    Mecklenburg County,
              North Carolina,
              Public Improvement
              GO, Series 1992,
              Prerefunded 01/01/02
              @ 101,
              6.200% 01/01/04......  Aaa       AAA         3,092
   7,000    North Carolina State,
              Public School
              Building, GO, Series
              1999,
              4.600% 04/01/15......  Aaa       AAA         6,371

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NORTH CAROLINA --
            (CONTINUED)
 $ 1,895    North Carolina, Housing
              Finance Agency,
              (Single-Family
              Program) Series
              1997RR, AMT, (FHA
              Insured),
              5.850% 09/01/28......  Aa2       AA     $    1,877
   4,000    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Carolina Medicorp,
              Inc. Project) Series
              1996,
              5.125% 05/01/16......  A1        AA-         3,764
   3,135    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998A,
              4.400% 12/01/08......  Aa3       AA-         2,978
   5,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue,
              (Duke University
              Hospital Project)
              Series 1996C,
              5.250% 06/01/26......  Aa3       AA          4,585
   3,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998B,
              5.000% 12/01/18......  Aa3       AA-         2,723
   1,200    Winston-Salem, North
              Carolina, Water and
              Sewer System Revenue
              Refunding, Series
              1997,
              4.600% 06/01/11......  Aa2       AA+         1,152
                                                      ----------
                                                          36,614
                                                      ----------
            OHIO -- 1.0%
   2,000    Akron/Bath/Copley,
              Ohio, Joint Township
              Hospital District,
              Revenue, (Summa
              Health Systems
              Project) Series
              1993A,
              5.750% 11/15/08......  Baa1      NR          1,933
   6,060    Montgomery County,
              Ohio, Hospital
              Revenue, (Kettering
              Medical Center
              Project) Series 1999,
              6.500% 04/01/13......  Baa1      BBB+        6,135

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 2,500    Ohio State, Public
              Facilities
              Commission, Revenue,
              (Higher Education
              Capital Facilities
              Project) Series
              1995A-II, (AMBAC
              Insured),
              5.200% 05/01/05......  Aaa       AAA    $    2,555
   1,715    Ohio, Housing Finance
              Agency, Mortgage
              Revenue, (Residential
              Project) Series
              1998B-2, AMT, (GNMA
              COLL),
              4.800% 09/01/07......  Aaa       NR          1,697
                                                      ----------
                                                          12,320
                                                      ----------
            OKLAHOMA -- 0.4%
   1,500    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              4.700% 08/15/05......  Ba1       BB+         1,356
   5,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.625% 08/15/19......  Ba1       BB+         3,686
                                                      ----------
                                                           5,042
                                                      ----------
            OREGON -- 1.3%
   6,000    Multnomah County,
              Oregon, School
              District Number 1J -
              Portland, GO, Series
              1996,
              5.500% 06/01/05......  Aa3       A+          6,224
   4,300    Portland, Oregon, Sewer
              Systems Revenue,
              Series 1994A,
              5.450% 06/01/03......  A1        A+          4,398
   4,500    Washington County,
              Oregon, Sewer Revenue
              Refunding, Senior
              Lien, Series 1992A,
              (AMBAC Insured),
              5.300% 10/01/01......  Aaa       AAA         4,541
                                                      ----------
                                                          15,163
                                                      ----------
            PENNSYLVANIA -- 3.2%
   5,000    Allegheny County,
              Pennsylvania, Airport
              Revenue Refunding,
              (Pittsburgh
              International Airport
              Project) Series
              1997A-1, AMT, (MBIA
              Insured),
              5.750% 01/01/08......  Aaa       AAA         5,222

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            PENNSYLVANIA --
            (CONTINUED)
 $ 3,575    Delaware County,
              Pennsylvania
              Authority, Health
              Care Revenue, Series
              1993B, Prerefunded
              11/15/05 @ 100,
              6.000% 11/15/07......  Aaa       NR     $    3,750
   2,890    Erie, Pennsylvania,
              Water Authority,
              Water Revenue, Series
              1991, Prerefunded
              12/01/01 @ 100,
              7.125% 12/01/11......  Baa3      BBB         2,976
   5,000    Pennsylvania State, GO
              Refunding, Series
              1997, (AMBAC
              Insured),
              5.125% 09/15/04......  Aaa       AAA         5,099
   9,180    Pennsylvania, Housing
              Finance Agency,
              Single-Family
              Mortgage Revenue,
              Series 1997A-61, AMT,
              5.450% 10/01/21......  Aa2       AA+         8,734
   2,500    Philadelphia,
              Pennsylvania,
              Industrial
              Development
              Authority, IDR
              Refunding, (Ashland
              Oil Inc. Project)
              Series 1993,
              5.700% 06/01/05......  Baa2      NR          2,536
   9,000    Philadelphia,
              Pennsylvania, Water
              and Wastewater
              Systems Revenue,
              Series 1993, (FGIC
              Insured),
              5.500% 06/15/03......  Aaa       AAA         9,209
                                                      ----------
                                                          37,526
                                                      ----------
            RHODE ISLAND -- 0.3%
      55    Rhode Island State, GO,
              Series 1992A,
              5.400% 08/01/06......  Aa3       AA-            56
   2,945    Rhode Island State, GO,
              Series 1992A,
              Prerefunded 08/01/01
              @ 102,
              5.400% 08/01/06......  Aa3       AA-         3,026
                                                      ----------
                                                           3,082
                                                      ----------
            SOUTH CAROLINA -- 3.5%
   2,195    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE Insured),
              5.500% 03/01/06......  Aa1       NR          2,283

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            SOUTH CAROLINA --
            (CONTINUED)
 $ 3,600    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE Insured),
              5.000% 03/01/16......  Aa1       NR     $    3,422
  15,400    Georgetown County,
              South Carolina, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1999A,
              5.125% 02/01/12......  Baa1      BBB+       14,482
   3,210    Greenville Hospital
              Systems of South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B,
              (GTY-AGMT),
              5.500% 05/01/08......  Aa3       AA          3,296
   5,160    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Series
              1996B, (FGIC
              Insured),
              6.000% 01/01/07......  Aaa       AAA         5,491
   2,580    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Unrefunded
              Balance, Series
              1991A, (FGIC
              Insured),
              6.125% 01/01/03......  Aaa       AAA         2,664
   3,665    Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22......  Baa1      BBB+        3,705
   6,890    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24......  Baa2      BBB         6,218
                                                      ----------
                                                          41,561
                                                      ----------
            SOUTH DAKOTA -- 0.9%
  11,000    Education Loans Inc.,
              South Dakota, Student
              Loan Revenue, Series
              1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10......  Aaa       NR         10,744
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TENNESSEE -- 3.7%
 $10,000    Knox County, Tennessee,
              Health Educational
              and Housing
              Facilities Board,
              Revenue, (University
              Health System Inc.
              Project) Series 1999,
              5.625% 04/01/29......  Baa1      NR     $    8,579
   6,000    Knox County, Tennessee,
              Health Educational
              and Housing
              Facilities Board,
              Revenue, (University
              Health Systems Inc.
              Project) Series 1999,
              5.750% 04/01/19......  Baa1      NR          5,402
   6,270    McMinn County,
              Tennessee, Industrial
              Development Board,
              Recycling Facilities
              Revenue, (Bowater
              Inc. Project) Series
              1992, AMT,
              7.400% 12/01/22......  Baa3      BBB         6,477
   1,000    Memphis, Tennessee,
              Electric System
              Revenue Refunding,
              Series 1992,
              5.800% 01/01/03......  Aa3       AA          1,026
   1,925    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Electric
              Revenue, Series
              1992B,
              5.625% 05/15/03......  Aa3       AA          1,975
   1,000    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Health and
              Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08......  Aaa       AAA         1,077
   6,450    Shelby County,
              Tennessee, GO
              Refunding, Series
              1997B,
              5.500% 08/01/08......  Aa3       AA+         6,750
   8,000    Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project)
              Series 1999,
              5.375% 07/01/24......  NR        AA          7,409

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 1,190    Tennessee State,
              Housing Development
              Agency, Revenue,
              Series 1998, AMT,
              4.950% 07/01/10......  Aa2       AA     $    1,169
   4,000    Tennessee, Gas Revenue,
              (Tennergy Corporation
              Project) Series 1999,
              (MBIA Insured),
              5.000% 06/01/05......  Aaa       AAA         3,881
                                                      ----------
                                                          43,745
                                                      ----------
            TEXAS -- 12.2%
   2,175    Aldine, Texas,
              Independent School
              District, GO
              Refunding, Series
              1997, (PSFG Insured),
              5.450%+ 02/15/07.....  Aaa       AAA         1,585
   2,500    Arlington, Texas, Water
              and Wastewater
              Systems Revenue,
              Series 1999,
              4.000% 06/01/07......  Aa3       AA-         2,353
   1,800    Austin, Texas,
              Utilities System
              Revenue Refunding,
              Series 1991A,
              (AMBAC Insured),
              6.500% 11/15/03......  Aaa       AAA         1,872
   2,555    Austin, Texas,
              Utilities Systems
              Revenue, Series
              1977-2, (Escrowed to
              Maturity),
              5.600% 10/01/03......  Aaa       AAA         2,629
   5,000    Austin, Texas,
              Utilities Systems
              Revenue, Series
              1986A, Prerefunded
              05/15/01 @ 100,
              8.000% 11/15/16......  Aaa       AAA         5,111
   2,585    Belton, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              5.250% 08/15/08......  Aaa       AAA         2,657
     975    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior
              Lien, Series 1994A-2,
              AMT, (GTD STD LNS),
              6.050% 06/01/03......  Aaa       NR            993
   2,575    Carrollton, Texas,
              Farmers Branch
              Independent School
              District, GO, Series
              1996, (PSFG Insured),
              5.700% 02/15/17......  Aaa       AAA         2,597

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,245    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.600% 08/15/04......  Aaa       AAA    $    3,328
   2,190    Fort Worth, Texas,
              Higher Education
              Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17......  Aa3       AA-         2,036
   1,050    Galena Park, Texas,
              Independent School
              District, GO, Series
              1997, (PSF - GTD),
              5.000% 08/15/21......  Aaa       NR            955
   3,120    Garland, Texas,
              Certificates of
              Obligation, GO,
              Series 2000,
              5.500% 02/15/12......  Aa2       AA          3,183
   5,650    Guadalupe Blanco River
              Authority, Texas,
              Sewer and Solid Waste
              Disposal Facility,
              Revenue, (E.I. duPont
              de Nemours and
              Company Project)
              Series 1999,
              5.500% 05/01/29......  Aa3       AA-         5,266
   2,730    Harris County, Texas,
              GO, Series 1996,
              5.150% 10/01/07......  Aa1       AA          2,779
   1,000    Harris County, Texas,
              GO, Series 1996,
              5.375% 10/01/09......  Aa1       AA          1,023
   2,350    Harris County, Texas,
              Health Facilities
              Development
              Authority, Hospital
              Revenue Refunding,
              (Texas Childrens
              Hospital Project)
              Series 1995, (MBIA
              Insured, Escrowed to
              Maturity),
              6.000% 10/01/05......  Aaa       AAA         2,491
   5,000    Harris County, Texas,
              Health Facilities
              Development
              Authority, Revenue,
              Series 1999A,
              5.375% 07/01/19......  Aaa       AAA         4,710
   7,000    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 1998B,
              AMT, (FGIC Insured),
              5.250% 07/01/12......  Aaa       AAA         6,939

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 7,000    Houston, Texas, Water
              and Sewer Systems
              Revenue Refunding,
              Junior Lien, Series
              1997D, (FGIC
              Insured),
              5.000% 12/01/25......  Aaa       AAA    $    6,254
   2,500    Houston, Texas,
              Waterworks and Sewer
              Systems Revenue,
              Junior Lien, Series
              1992A, (MBIA
              Insured), Prerefunded
              12/01/02 @ 102,
              5.800% 12/01/04......  Aaa       AAA         2,613
   1,000    Lewisville, Texas,
              Independent School
              District, GO, Series
              1997, (PSF-GTD),
              6.750% 08/15/08......  Aaa       NR          1,121
   3,000    Lower Neches Valley,
              Texas, Industrial
              Development
              Corporation
              Authority, Revenue
              Refunding, (Mobil Oil
              Refunding Corporation
              Project) Series 1998,
              5.550% 03/01/33......  Aaa       AAA         2,822
   5,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare
              Residential Project)
              Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16......  Aaa       AAA         5,052
   5,210    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13......  Aa3       AA-         5,163
   6,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11......  Aaa       NR          6,004
   2,110    Richardson, Texas, GO
              Refunding, Series
              1998,
              5.250% 02/15/07......  Aa2       AA+         2,162
   1,095    San Antonio, Texas,
              Electric and Gas
              Revenue, Prerefunded,
              5.200% 02/01/01......  Aa1       AA          1,098

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,805    San Antonio, Texas,
              Electric and Gas
              Revenue, Unrefunded
              Balance, Series 1994,
              5.200% 02/01/01......  Aa1       AA     $    1,809
   2,000    Southwest Higher
              Education Authority,
              Inc., Higher
              Education Revenue
              Refunding, (Southern
              Methodist University
              Project) Series 1995,
              (FSA Insured),
              5.125% 10/01/16......  Aaa       AAA         1,905
   4,805    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.750% 02/15/10......  Aaa       AAA         4,895
   5,000    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.250% 02/15/17......  Aaa       AAA         4,617
   3,200    Texas A&M University,
              Financing Systems
              Revenue, Series 1995,
              5.950% 05/15/05......  Aa2       AA+         3,364
   3,000    Texas State, GO
              Refunding, Series
              1992A,
              5.700% 10/01/03......  Aa1       AA          3,095
   4,000    Texas State,
              Superconducting, GO
              Refunding, Series
              1992C,
              5.350% 04/01/01......  Aa1       AA          4,019
   5,000    Texas State, Turnpike
              Authority, Dallas
              North Tollway
              Revenue, (President
              George Bush Turnpike
              Project) Series 1995,
              (FGIC Insured),
              5.000% 01/01/25......  Aaa       AAA         4,488

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Texas State, Veterans
              Housing Assistance,
              GO, Series 1994B-4,
              AMT,
              6.100% 12/01/06......  Aa1       AA     $    1,031
  10,910    Texas State, Water
              Development GO,
              Series 1997D,
              5.000% 08/01/19......  Aa1       AA         10,058
   4,790    Texas, Municipal Power
              Agency, Revenue,
              Refunded Balance,
              Series 1992, (MBIA
              Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12......  Aaa       AAA         4,902
  12,210    Texas, Municipal Power
              Agency, Revenue,
              Series 1992, (MBIA
              Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12......  Aaa       AAA        12,493
   4,500    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24......  Aaa       AAA         4,515
                                                      ----------
                                                         145,987
                                                      ----------
            UTAH -- 1.2%
   2,145    Cache County, Utah,
              School District,
              (Utah School Board
              Guaranty Program) GO
              Refunding, Series
              1997, (SCH BD GTY),
              5.500% 06/15/07......  NR        AAA         2,239
   1,000    Davis County, Utah,
              School District, GO,
              Series 1991, (FGIC
              Insured), Prerefunded
              12/01/01 @ 100,
              6.450% 06/01/02......  Aaa       AAA         1,024
   1,000    Jordan, Utah, School
              District, GO
              Refunding, Series
              1993,
              5.600% 06/15/02......  Aa3       NR          1,018
   5,080    Salt Lake County, Utah,
              GO, Series 1995,
              5.500% 12/15/05......  Aaa       AAA         5,301

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 5,000    Utah, Intermountain
              Power Agency, Power
              Supply Revenue
              Refunding, Series
              1993C,
              5.000% 07/01/05......  A1        A+     $    5,052
                                                      ----------
                                                          14,634
                                                      ----------
            VIRGINIA -- 4.3%
   6,170    Chesapeake, Virginia,
              GO Refunding, Series
              1993,
              5.000% 12/01/03......  Aa3       AA          6,264
   4,000    Chesterfield County,
              Virginia, Improvement
              GO Refunding, Series
              1991,
              6.250% 07/15/05......  Aaa       AAA         4,132
   6,000    Covington-Allegheny
              County, Virginia,
              Industrial
              Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05......  A3        BBB+        6,286
   5,790    Fairfax County,
              Virginia, GO
              Refunding, Series
              1993C, (State Aid
              Withholding),
              5.000% 05/01/05......  Aaa       AAA         5,897
   1,500    Metropolitan
              Washington, District
              of Columbia, Airport
              Revenue, Series
              1994A, AMT, (MBIA
              Insured),
              5.600% 10/01/06......  Aaa       AAA         1,561
   2,500    Newport News, Virginia,
              GO Refunding, Series
              1993B, (State Aid
              Withholding),
              5.400% 11/01/06......  Aa2       AA          2,589
   3,000    Virginia Beach,
              Virginia, GO
              Refunding, Series
              1993,
              5.100% 07/15/05......  Aa1       AA          3,068
   1,100    Virginia State, Higher
              Educational
              Institutions, GO,
              Series 1992C,
              Prerefunded 06/01/02
              @ 100,
              5.900% 06/01/05......  Aaa       AAA         1,126
   4,845    Virginia State, Housing
              Development
              Authority,
              Multi-Family Housing
              Revenue, Series
              1999B, AMT,
              5.200% 05/01/19......  Aa1       AA+         4,455

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,500    Virginia State, Public
              Facilities GO, Series
              1993A,
              5.400% 06/01/05......  Aaa       AAA    $    1,553
   4,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05......  Aa1       AA          4,077
   7,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.250% 01/01/07......  Aa1       AA          7,177
   2,600    Virginia, College
              Building Authority,
              Educational
              Facilities Revenue
              Refunding,
              (University of
              Richmond Project)
              Series 1992,
              5.625% 11/01/02......  Aa2       AA          2,628
                                                      ----------
                                                          50,813
                                                      ----------
            WASHINGTON -- 7.6%
   4,250    Clark County,
              Washington, School
              District Number 037,
              GO Refunding,
              5.125% 12/01/10......  Aa3       NR          4,298
   1,610    Clark County,
              Washington, Sewer
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 12/01/04......  Aaa       AAA         1,662
   2,500    King County,
              Washington, GO
              Refunding, Series
              1993C,
              5.625% 06/01/02......  Aaa       AA+         2,544
   1,000    King County,
              Washington, GO
              Refunding, Series
              1998B,
              4.750% 01/01/17......  Aa1       AA+           895
     300    King County,
              Washington, GO,
              Series 1990B,
              7.100% 12/01/03......  Aaa       AA+           301
   1,700    King County,
              Washington, GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 12/01/01......  Aa1       AA+         1,717
   1,310    King County,
              Washington, School
              District Number 415,
              GO, (FSA Insured),
              5.200% 06/01/05......  Aaa       AAA         1,339

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,000    Pierce County,
              Washington, School
              District Number 003,
              GO Refunding, Series
              1996, (FGIC Insured),
              5.000% 12/01/03......  Aaa       AAA    $    3,038
   1,400    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series
              1993,
              5.500% 06/01/18......  Aa2       AA          1,383
   1,000    Snohomish County,
              Washington, School
              District Number 002,
              GO Refunding, Series
              1991A, (MBIA
              Insured),
              6.800% 06/01/03......  Aaa       AAA         1,015
   7,800    Spokane County,
              Washington, School
              District Number 354
              GO, Series 1998,
              (FGIC Insured),
              5.500% 12/01/10......  Aaa       AAA         8,145
   2,195    Tacoma, Washington,
              Electric Systems
              Revenue, Series 1992,
              (AMBAC Insured),
              5.900% 01/01/05......  Aaa       AAA         2,268
   2,750    Tacoma, Washington,
              Electrical Systems
              Revenue Refunding,
              Series 1994, (FGIC
              Insured),
              5.500% 01/01/01......  Aaa       AAA         2,757
   1,000    Tacoma, Washington, GO,
              Series 1992A,
              5.750% 07/01/02......  A1        A+          1,020
   2,100    Tacoma, Washington,
              Sewer Revenue
              Refunding, Series
              1994B, (FGIC
              Insured),
              5.500% 12/01/03......  Aaa       AAA         2,158
   3,500    Washington State, GO
              Refunding, Series
              1991R-92A,
              6.400% 09/01/03......  Aa1       AA+         3,591
   1,000    Washington State, GO
              Refunding, Series
              1991R-92B,
              6.500% 09/01/04......  Aa1       AA+         1,027
   3,000    Washington State, GO
              Refunding, Series
              1992R-92C,
              5.600% 09/01/01......  Aa1       AA+         3,032

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $10,000    Washington State, GO
              Refunding, Series
              1993R-93B,
              5.125% 10/01/04......  Aa1       AA+    $   10,185
   6,645    Washington State, GO
              Refunding, Series
              1997R-98A,
              5.000% 07/01/15......  Aa1       AA+         6,337
     900    Washington State, GO,
              Series 1992-93A,
              5.250% 10/01/00......  Aa1       AA+           900
   3,260    Washington State, GO,
              Series 1997E,
              5.000% 07/01/22......  Aa1       AA+         2,955
   2,500    Washington State,
              Public Power Supply
              System Revenue
              Refunding, (Nuclear
              Project Number 1)
              Series 1996A,
              (AMBAC Insured),
              6.000% 07/01/05......  Aaa       AAA         2,630
   7,500    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1990C, (FGIC
              Insured),
              7.000% 07/01/01......  Aaa       AAA         7,637
   2,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1991A,
              6.500% 07/01/03......  Aa1       AA-         2,066
   1,150    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993A,
              5.800% 07/01/07......  Aa1       AA-         1,211
   3,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993B, (FSA Insured),
              5.400% 07/01/05......  Aaa       AAA         3,083
   8,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1996A, (AMBAC
              Insured),
              5.500% 07/01/04......  Aaa       AAA         8,223
   2,000    Yakima County,
              Washington, School
              District Number 7,
              GO, Series 1994,
              (MBIA Insured),
              5.500% 12/01/03......  Aaa       AAA         2,053
                                                      ----------
                                                          89,470
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            WISCONSIN -- 3.3%
 $ 5,000    Kaukauna, Wisconsin,
              PCR, Refunding,
              (International Paper
              Project) Series
              1997A,
              5.150% 07/01/06......  Baa1      BBB+   $    4,918
   5,790    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO
              Refunding, Series
              1997A,
              5.125% 10/01/16......  Aa1       AA+         5,544
   1,250    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO, Series
              1990A,
              6.700% 10/01/00......  Aa1       NR          1,250
   5,000    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO, Series
              1990A,
              6.700% 10/01/01......  Aa1       NR          5,113
   3,070    Sun Prairie, Wisconsin,
              Area School District,
              GO, Promissory Notes,
              Series 1996, (FGIC
              Insured, Escrowed to
              Maturity),
              5.500% 04/01/03......  Aaa       AAA         3,139
   3,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.100% 11/01/01......  Aa2       AA          3,022
   1,000    Wisconsin State, GO
              Refunding, Series
              1995-2,
              5.200% 11/01/07......  Aa2       AA          1,018
   4,745    Wisconsin State, GO,
              Series 1996A,
              5.000% 05/01/16......  Aa2       AA          4,489
   8,000    Wisconsin State,
              Petroleum Revenue,
              Series 2000A,
              5.750% 07/01/08......  Aa3       AA-         8,426

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 2,735    Wisconsin, Housing and
              Economic Development
              Authority, Revenue,
              Series 1997G,
              5.350% 03/01/12......  Aa2       AA     $    2,725
                                                      ----------
                                                          39,644
                                                      ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $1,160,031)....................    1,165,336
                                                      ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.1%
              (Cost $896)
      896   Nations Municipal Reserves#........   $      896
                                                  ----------
            TOTAL INVESTMENTS
              (Cost $1,160,927*)........   98.5%   1,166,232
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................    1.5%
            Receivable for investment
              securities sold..................   $    6,435
            Receivable for Fund shares sold....          311
            Interest receivable................       19,555
            Payable for Fund shares redeemed...         (656)
            Investment advisory fee payable....         (235)
            Administration fee payable.........         (196)
            Shareholder servicing and
              distribution fees payable........           (6)
            Distributions payable..............       (4,632)
            Payable for investment securities
              purchased........................       (2,330)
            Accrued Trustees'/Directors' fees
              and expenses.....................          (26)
            Accrued expenses and other
              liabilities......................         (153)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................       18,067
                                                  ----------
            NET ASSETS..................  100.0%  $1,184,299
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $      792
            Accumulated net realized loss on
              investments sold.................       (1,813)
            Net unrealized appreciation of
              investments......................        5,305
            Paid-in capital....................    1,180,015
                                                  ----------
            NET ASSETS.........................   $1,184,299
                                                  ==========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,163,651,084 / 118,009,901
              shares outstanding)..............        $9.86
                                                       =====
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($17,573,830 / 1,782,377 shares
              outstanding).....................        $9.86
                                                       =====
            Maximum sales charge...............        3.25%
            Maximum offering price per share...       $10.19
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($2,548,303 / 258,469
              shares outstanding)..............        $9.86
                                                       =====
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($525,820 / 53,323
              shares outstanding)..............        $9.86
                                                       =====

---------------

  * Federal Income Tax Information: Net unrealized appreciation of $5,305 on investment securities was comprised of gross appreciation of $20,952 and gross depreciation of $15,647 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $1,160,927.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   10.75%
   AMBAC                                                                  10.10%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    30.30%
   Hospital Revenue                                                       10.68%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.7%
            ALABAMA -- 3.4%
 $ 2,000    Birmingham, Alabama, GO
              Refunding, Series
              1992B,
              6.250% 04/01/12........  Aa3       AA     $  2,081
   3,000    Butler County, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (James River
              Corporation of Virginia
              Project) Series 1994,
              AMT,
              8.000% 09/01/28........  NR        BBB       3,182
   7,210    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1997, AMT,
              5.750% 11/01/27........  Baa1      NR        6,576
   2,400    Daphne, Alabama, Special
              Care Facilities
              Financing Authority,
              Revenue, (Presbyterian
              Retirement Corporation
              Project) Series 1988A,
              Prerefunded
              08/15/01 @ 100,
              7.300% 08/15/18........  NR        NR        2,455
   1,100    Huntsville, Alabama, GO,
              Series 1995A,
              5.750% 02/01/14........  Aa2       AA        1,124
   3,600    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/18........  Aaa       AAA       3,604
   2,000    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/22........  Aaa       AAA       1,981
   1,000    Mcintosh, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              Series 1998C,
              5.375% 06/01/28........  A2        AA-         907

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 1,000    Morgan County-Decatur,
              Alabama, Health Care
              Authority, Hospital
              Revenue Refunding,
              (Decatur General
              Hospital Project)
              Series 1994, (CONNIE
              LEE Insured),
              6.250% 03/01/13........  NR        AAA    $  1,054
   9,750    Phoenix County, Alabama,
              Industrial Development
              Board, Environmental
              Import Revenue
              Refunding, (Mead Coated
              Board Project) Series
              1998B, (GTY-AGMT),
              5.250% 04/01/28........  A3        A-        8,720
                                                        --------
                                                          31,684
                                                        --------
            ALASKA -- 2.5%
   2,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08........  Aaa       AAA       2,453
   1,000    Anchorage, Alaska,
              Electric Utilities
              Revenue Refunding,
              Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09........  Aaa       AAA       1,222
   7,000    Anchorage, Alaska,
              Electric Utilities
              Revenue, Senior Lien,
              Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26........  Aaa       AAA       6,713
   2,250    Anchorage, Alaska,
              Telephone Utilities
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              4.500% 12/01/02........  Aaa       AAA       2,251
   1,190    Anchorage, Alaska,
              Telephone Utilities
              Revenue, Series 1996A,
              (MBIA Insured),
              5.750% 03/01/12........  Aaa       AAA       1,260
   1,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1995A, (MBIA Insured),
              5.750%(+) 06/30/06.....  Aaa       AAA         752

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $15,000    North Slope, Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              5.240%(+) 06/30/11.....  Aaa       AAA    $  8,529
                                                        --------
                                                          23,180
                                                        --------
            ARIZONA -- 1.3%
   3,000    Maricopa County, Arizona,
              School District
              Number 006, GO,
              (Projects of 1996)
              Series 1998, (FGIC
              Insured),
              4.000% 07/01/10........  Aaa       AAA       2,727
   1,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA        1,061
   1,300    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1993B,
              4.600% 07/01/11........  Aa2       AA        1,260
   3,000    Maricopa County, Arizona,
              United School District
              Number 48, GO,
              Series 1995,
              5.000% 07/01/14........  Aa2       AA        2,947
   1,600    Pima County, Arizona
              United School District
              Number 1, GO, Series
              1992D, (FGIC Insured),
              6.100% 07/01/11........  Aaa       AAA       1,674
   5,000    Tucson and Pima County,
              Arizona, Industrial
              Development Authority,
              Single-Family Mortgage
              Revenue, Series 1983A,
              5.800%+ 12/01/14.......  Aaa       AAA       2,289
                                                        --------
                                                          11,958
                                                        --------
            ARKANSAS -- 0.5%
   1,300    Arkansas State,
              Development Finance
              Authority, Revolving
              Loan Fund, Wastewater
              Systems Revenue, Series
              1996A,
              5.700% 12/01/12........  NR        AA        1,345

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ARKANSAS -- (CONTINUED)
 $ 3,425    Blytheville, Arkansas,
              Solid Waste Recycling
              and Sewer Treatment
              Revenue, (Nucor
              Corporation Project)
              Series 1993, AMT,
              6.375% 01/01/23........  A1        AA-    $  3,495
                                                        --------
                                                           4,840
                                                        --------
            CALIFORNIA -- 3.4%
   5,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30........  Baa2      BBB       5,126
   2,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000B, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.250% 08/15/30........  Baa2      BBB       2,050
   1,600    California State, GO,
              Series 1983,
              9.100% 11/01/01........  Aa2       AA        1,686
   1,000    California State, GO,
              Series 1983,
              9.000% 06/01/02........  Aa2       AA        1,076
   1,000    California State, GO,
              Series 1983,
              9.000% 10/01/03........  Aa2       AA        1,129
   1,000    California State, GO,
              Series 1983,
              9.000% 04/01/05........  NR        AA        1,183
   1,000    California State, GO,
              Series 1984,
              9.100% 10/01/02........  Aa2       AA        1,091
   1,000    California State, GO,
              Series 1989,
              7.200% 04/01/05........  Aa2       AA        1,115
   1,600    California State, GO,
              Series 1989,
              7.100% 03/01/07........  Aa2       AA        1,838
   4,000    California State, GO,
              Series 1990,
              7.000% 08/01/04........  Aa2       AA        4,378
   3,300    California State, GO,
              Series 1990,
              7.000% 08/01/05........  Aa2       AA        3,678
   2,000    San Diego, California,
              Public Facilities
              Financing Authority,
              Revenue, Series 1997B,
              (FGIC Insured),
              5.375% 05/15/16........  Aaa       AAA       2,038

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,500    San Francisco,
              California, Bay Area
              Rapid Transit District,
              Sales Tax Revenue
              Refunding, (AMBAC
              Insured),
              6.750% 07/01/11........  Aaa       AAA    $  2,949
   2,250    San Francisco,
              California, City and
              County Public Utilities
              Community Water
              Revenue, Series 1992A,
              6.000% 11/01/15........  A1        AA-       2,298
                                                        --------
                                                          31,635
                                                        --------
            COLORADO -- 0.5%
   1,500    Arapahoe County,
              Colorado, Capital
              Improvement
              Transportation Federal
              Highway Revenue, Series
              1986E-470, Prerefunded
              08/31/05 @ 103,
              6.900% 08/31/15........  Aaa       AAA       1,685
   2,500    Douglas County, Colorado,
              Sales and Use Tax
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 10/15/11........  Aaa       AAA       2,558
                                                        --------
                                                           4,243
                                                        --------
            CONNECTICUT -- 0.8%
      10    Connecticut State, GO,
              Series 1996A,
              Prerefunded,
              5.300% 05/15/10........                         10
     990    Connecticut State, GO,
              Unrefunded Balance,
              Series 1996A,
              5.300% 05/15/10........                      1,030
   5,000    Connecticut State, Health
              and Educational
              Facilities Authority,
              Revenue, (Eastern
              Connecticut Health
              Network Project) Series
              2000A,
              6.000% 07/01/25........  NR        AA        5,031
   1,015    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1994A,
              6.100% 05/15/13........  Aa2       AA        1,025
                                                        --------
                                                           7,096
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA
            -- 3.4%
 $ 9,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              Prerefunded
              08/15/07 @ 102,
              5.375% 08/15/15........  Aaa       AAA    $  8,945
   3,905    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       4,036
   3,985    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/17........  Aaa       AAA       4,028
   4,200    District of Columbia,
              Revenue, (Association
              of American Medical
              Colleges Project)
              Series 1997A, (AMBAC
              Insured),
              5.375% 02/15/17........  Aaa       AAA       4,090
  10,400    District of Columbia,
              Revenue, (Carnegie
              Endowment Project)
              Series 1996,
              5.750% 11/15/26........  Aa3       NR       10,275
                                                        --------
                                                          31,374
                                                        --------
            FLORIDA -- 2.6%
   1,735    Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1985,
              9.125% 06/01/14........  Aa2       AA+       2,320
   3,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay, GO Refunding,
              Series 1995A,
              5.500% 06/01/14........  Aa2       AA+       3,033
   2,000    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              Series 1995-11,
              5.375% 10/01/15........  Aa2       AA        2,001
  12,000    Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA      10,406

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,800    Orlando, Florida,
              Utilities Commission,
              Water and Electricity
              Revenue Refunding,
              Series 1989D,
              6.750% 10/01/17........  Aa2       AA-    $  4,338
   2,000    Reedy Creek, Florida, GO,
              Series 1995A, (MBIA
              Insured),
              5.750% 06/01/15........  Aaa       AAA       2,037
                                                        --------
                                                          24,135
                                                        --------
            GEORGIA -- 6.2%
   5,000    Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30(a).....  Aaa       AAA       4,929
   1,000    DeKalb County, Georgia,
              School District GO,
              Series 1993A,
              6.250% 07/01/09........  Aa2       AA        1,103
   3,000    Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa2      BBB-      2,776
   4,750    Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18........  Aaa       NR        4,752
   1,600    Georgia State, GO, Series
              1991C,
              6.500% 04/01/04........  Aaa       AAA       1,702
   3,000    Georgia State, GO, Series
              1992B,
              6.250% 03/01/11........  Aaa       AAA       3,325
   3,000    Georgia State, GO, Series
              1996B,
              6.250% 04/01/07........  Aaa       AAA       3,263
   6,445    Georgia State, GO, Series
              1998B,
              5.500% 07/01/10........  Aaa       AAA       6,787
   9,965    Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1999B-2,
              6.100% 06/01/31........  Aa2       AAA      10,066
   1,650    Gwinnett County, Georgia,
              Water and Sewer
              Certificates of
              Participation, Series
              1991,
              8.600% 08/01/03........  Aaa       AAA       1,827

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,945    Henry County, Georgia,
              School District GO,
              Series 1994, (MBIA
              Insured),
              6.000% 08/01/14........  Aaa       AAA    $  2,047
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.000% 07/01/04........  Aaa       AAA       1,048
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.100% 07/01/05........  Aaa       AAA       1,062
   2,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.250% 07/01/20........  Aaa       AAA       2,182
   2,000    Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/11........  A3        A         2,218
   3,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded
              01/01/03 @ 102,
              7.000% 01/01/23........  Ba1       BB        3,206
   2,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project)
              Series 1993,
              Prerefunded 07/01/03 @
              102,
              6.125% 07/01/12........  A2        NR        2,114
   2,690    Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/ FNMA
              COLL),
              7.125% 12/01/25........  Aaa       NR        2,816
                                                        --------
                                                          57,223
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            HAWAII -- 0.8%
 $ 4,000    Hawaii State, GO, Series
              1997CN, (FGIC Insured),
              6.250% 03/01/04........  Aaa       AAA    $  4,201
   1,180    Honolulu City and County,
              Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10........  Aa3       AA-       1,459
   2,100    Maui County, Hawaii, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 09/01/03........  Aaa       AAA       2,123
                                                        --------
                                                           7,783
                                                        --------
            ILLINOIS -- 9.8%
   1,600    Chicago, Illinois, GO,
              Series 1993, (FGIC
              Insured),
              5.375% 01/01/13........  Aaa       AAA       1,605
   3,030    Chicago, Illinois,
              Metropolitan Water
              Reclamation District
              GO, Series 1993,
              5.500% 12/01/12........  Aa1       AA        3,147
   3,385    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Capital Improvement GO,
              Series 1991,
              6.900% 01/01/07........  Aa1       AA        3,768
   5,000    Chicago, Illinois, O'Hare
              International Airport
              Special Facilities
              Revenue, (United Air
              Lines Project) Series
              1999A,
              5.350% 09/01/16........  Baa2      BB+       4,354
  13,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding
              Second Lien, Series
              1999, (AMBAC Insured),
              5.500% 01/01/10........  Aaa       AAA      13,341
   3,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Second Lien, Series
              1993C, (MBIA Insured),
              5.000% 01/01/18........  Aaa       AAA       2,765
   2,640    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Senior Lien, Series
              1993A,
              5.000% 01/01/16........  A1        A+        2,435

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,500    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (American Airlines Inc.
              Project) Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24........  Baa1      BBB-   $  1,673
   5,735    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (United Air Lines
              Project) Series 1999B,
              AMT,
              5.200% 04/01/11........  Baa2      BB+       5,192
   2,000    Chicago, Illinois, Park
              District, GO, Series
              1996, (MBIA Insured),
              5.500% 01/01/16........  Aaa       AAA       1,996
   4,800    Chicago, Illinois, Water
              Revenue, Senior Lien,
              Series 2000, (AMBAC
              Insured),
              5.750% 11/01/10........  Aaa       AAA       5,082
   2,800    Cook County, Illinois,
              Forest Preserve
              District, Zoo GO,
              Series 1996, (MBIA
              Insured),
              5.800% 11/01/16........  Aaa       AAA       2,859
   4,500    Cook County, Illinois,
              GO, Series 1996, (FGIC
              Insured), Prerefunded
              11/15/06 @ 101,
              5.900% 11/15/16........  Aaa       AAA       4,821
   5,000    Cook County, Illinois,
              GO, Series 1997A, (MBIA
              Insured),
              5.625% 11/15/22........  Aaa       AAA       4,947
   2,900    Du Page County, Illinois,
              GO, Series 1993,
              5.500% 01/01/13........  Aaa       AAA       2,924
   2,565    Du Page County, Illinois,
              GO, Series 1993,
              5.600% 01/01/21........  Aaa       AAA       2,580
   1,000    Du Page, Illinois, Water
              Commission, Revenue
              Refunding, Series 1993,
              5.250% 05/01/14........  Aa1       AA          989
   1,765    Glendale Heights,
              Illinois, Hospital
              Revenue Refunding,
              (Glendale Heights
              Project) Series 1985B,
              7.100% 12/01/15........  Aaa       AAA       2,017
   3,700    Illinois State, GO,
              Series 1993,
              5.500% 08/01/18........  Aa2       AA        3,654

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,400    Illinois State, GO,
              Series 1994,
              5.800% 04/01/19........  Aa2       AA     $  2,422
   4,785    Illinois State, GO,
              Series 1995, (MBIA
              Insured),
              6.000% 02/01/16........  Aaa       AAA       4,947
   1,645    Illinois State, Health
              Facilities Authority,
              Revenue, (Sherman
              Health Systems Project)
              Series 1997, (AMBAC
              Insured),
              5.500% 08/01/08........  Aaa       AAA       1,706
   1,500    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/17........  Aa2       AAA       1,581
   2,200    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/20........  Aa2       AAA       2,317
   1,000    Illinois, Development
              Finance Authority,
              PCR Refunding,
              (Commonwealth Edison
              Company Project) Series
              1994D, (AMBAC Insured),
              6.750% 03/01/15........  Aaa       AAA       1,082
   1,800    Illinois, Educational
              Facilities Authority,
              Revenue, (Northwestern
              University Project)
              Series 1993,
              5.375% 12/01/21........  Aa1       AA+       1,735
   1,535    McHenry County, Illinois,
              Community Unit School
              District Number 200 GO,
              Series 1996A, (FSA
              Insured),
              5.750% 01/01/13........  Aaa       AAA       1,566
   2,680    Southern Illinois,
              Capital Appreciation
              University Revenue,
              (Housing and Auxiliary
              Facilities Systems
              Program) Series 1997,
              (MBIA Insured),
              5.100%+ 04/01/06.......  Aaa       AAA       2,046
                                                        --------
                                                          89,551
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            INDIANA -- 3.0%
 $ 2,500    Franklin, Indiana,
              Economic Development
              Revenue Refunding,
              (Hoover Universal, Inc.
              Project) Series 1994,
              (GTY-AGMT),
              6.100% 12/01/04........  A2        A-     $  2,618
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.000% 07/15/07........  Aaa       AAA       1,010
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.100% 07/15/09........  Aaa       AAA       1,010
   6,580    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series 1997D,
              5.000% 11/01/26........  Aaa       NR        6,615
   2,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16........  Aa3       AA        1,947
   2,000    Indiana, Ivy Tech State
              College, Revenue,
              Series 1997E, (AMBAC
              Insured),
              5.125% 07/01/12........  Aaa       AAA       1,985
   5,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1998, AMT,
              5.500% 05/01/29........  Baa2      BBB       4,319
   2,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17........  Baa2      BBB       2,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1996,
              5.500% 03/01/26........  Aaa       NR     $  1,928
   4,695    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1997,
              5.250% 03/01/21........  Aaa       NR        4,427
                                                        --------
                                                          27,967
                                                        --------
            IOWA -- 0.3%
   2,750    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09........  Aaa       AAA       2,689
                                                        --------
            KANSAS -- 0.2%
   2,000    Kansas City, Kansas,
              Utility System
              Improvement Revenue
              Refunding, Series 1994,
              (FGIC Insured),
              6.250% 09/01/14........  Aaa       AAA       2,136
                                                        --------
            KENTUCKY -- 0.1%
   1,000    Kentucky State, Turnpike
              Authority, Economic
              Development Revenue
              Refunding,
              (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08........  Aaa       AAA       1,047
                                                        --------
            LOUISIANA -- 0.4%
   3,500    East Baton Rouge Parish,
              Louisiana, Revenue
              Refunding, (Pacific
              Corporation Project)
              Series 1998,
              5.350% 09/01/11........  Baa2      NR        3,272
                                                        --------
            MAINE -- 0.1%
   1,000    Maine, Health and Higher
              Educational Facilities
              Authority, Revenue,
              Series 1996B, (State
              Aid Withholding, AMBAC
              Insured),
              5.500% 07/01/16........  Aaa       AAA         993
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- 0.3%
 $ 3,000    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30........  Baa3      NR     $  2,790
                                                        --------
            MASSACHUSETTS -- 1.3%
   4,000    Massachusetts State,
              Consolidated Loan GO,
              Series 1996B, (FGIC
              Insured),
              5.500% 06/01/10........  Aaa       AAA       4,152
   2,000    Massachusetts State, GO,
              Series 1995B, (AMBAC
              Insured),
              5.500% 07/01/15........  Aaa       AAA       2,096
   3,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue, Series 1993C,
              (AMBAC Insured),
              5.250% 12/01/15........  Aaa       AAA       2,990
   2,500    Massachusetts State,
              Water Resources
              Authority, General
              Revenue, Series 1994A,
              (MBIA Insured),
              5.900% 08/01/16........  Aaa       AAA       2,653
                                                        --------
                                                          11,891
                                                        --------
            MICHIGAN -- 3.1%
   1,670    Byron Center, Michigan,
              Public Schools GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              05/01/05 @ 101,
              5.970% 05/01/15........  Aaa       AAA       1,776
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.375% 04/01/07........  Baa1      A-        1,055
   1,700    Hudsonville, Michigan,
              Public Schools, Series
              1994B, (FGIC Insured),
              6.000% 05/01/14........  Aaa       AAA       1,809
   1,250    Kalamazoo, Michigan, City
              School District, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.650% 05/01/14........  Aaa       AAA       1,320
   3,000    Lakeshore, Michigan,
              Public Schools, GO,
              Series 1995, (MBIA
              Insured),
              5.750% 05/01/15........  Aaa       AAA       3,054

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 1,000    Leslie, Michigan, Public
              Schools Ingham and
              Jackson County's GO
              Refunding, Series 1995,
              (AMBAC Insured),
              6.000% 05/01/15........  Aaa       AAA    $  1,065
   3,000    Michigan State,
              Comprehensive
              Transportation Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.250% 08/01/13........  Aaa       AAA       2,986
   3,435    Michigan State,
              Environmental
              Protection Program GO,
              Series 1992,
              6.250% 11/01/12........  Aa1       AAA       3,781
   7,880    Michigan State, Hospital
              Finance Authority
              Revenue, (Henry Ford
              Health Systems Project)
              Series 1999A,
              6.000% 11/15/19........  A1        AA-       7,783
   2,000    Michigan State, Hospital
              Finance Authority,
              Hospital Revenue,
              (Holland Community
              Hospital Project)
              Series 1996, (AMBAC
              Insured),
              5.625% 01/01/28........  Aaa       AAA       1,944
   2,000    Michigan State, Trunk
              Line Revenue, Series
              1994A, (FGIC-TCRS
              Insured), Prerefunded
              11/15/04 @ 102,
              5.625% 11/15/14........  Aaa       AAA       2,111
                                                        --------
                                                          28,684
                                                        --------
            MISSISSIPPI -- 1.1%
   5,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project) Series
              1994A,
              5.500% 12/01/05........  Baa1      BBB+      5,033
   3,000    Lowndes County,
              Mississippi, Solid
              Waste Disposal PCR
              Refunding,
              (Weyerhaeuser Company
              Project) Series 1992A,
              6.800% 04/01/22........  A3        A         3,301

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $ 2,200    Mississippi, Hospital
              Equipment and
              Facilities Improvement
              Authority, Revenue
              Refunding, (North
              Mississippi Health
              Services Project)
              Series 1993-1, (AMBAC
              Insured),
              5.400% 05/15/04........  Aaa       AAA    $  2,254
                                                        --------
                                                          10,588
                                                        --------
            MISSOURI -- 5.4%
   1,100    Belton, Missouri, GO
              Refunding, Series 1995,
              5.950% 03/01/15........  A3        NR        1,117
   1,000    Independence, Missouri,
              School District, GO,
              Series 1991,
              6.250% 03/01/11........  A3        NR        1,102
   1,450    Jefferson City, Missouri,
              School District, Series
              1991A,
              6.700% 03/01/11........  Aa2       NR        1,631
   1,500    Kansas City, Missouri,
              Water Revenue, Series
              1994D,
              6.600% 12/01/14........  Aa3       AA        1,613
   1,600    Mehlville, Missouri,
              School District Number
              R9, GO Refunding,
              Series 1993, (MBIA
              Insured),
              6.000% 02/15/13........  Aaa       AAA       1,681
   3,425    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/10........  A1        AA        3,549
   2,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/11........  A1        AA        2,060
   1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              State Revolving Fund,
              Water PCR, (Kansas City
              Project) Series 1996A,
              5.750% 01/01/16........  Aaa       NR        1,018

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resources Authority,
              Water PCR, Series
              1994A,
              6.050% 07/01/15........  Aaa       NR     $  1,039
   4,000    Missouri State,
              Environmental
              Improvement and Energy
              Resources Authority,
              Water PCR, Series
              1995C,
              6.000% 01/01/16........  Aaa       NR        4,136
   4,065    Missouri State, GO,
              Series 1995,
              5.600% 04/01/15........  Aaa       AAA       4,155
   1,580    Missouri State, Health
              and Educational
              Facilities Authority,
              Educational Facilities
              Revenue, (St. Louis
              University Project)
              Series 1996, (AMBAC
              Insured),
              5.125% 10/01/16........  Aaa       AAA       1,513
   3,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Educational Facilities
              Revenue, (Washington
              University Project)
              Series 1998A,
              5.000% 11/15/37........  Aa1       AA+       2,595
   1,200    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (Barnes-Jewish
              Inc., Christian
              Project) Series 1993A,
              5.200% 05/15/11........  Aa3       AA        1,202
   6,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (BJC Health
              System Project) Series
              1998,
              5.000% 05/15/38........  Aa3       AA        5,046
   1,305    Missouri State, Housing
              Development Commission,
              Single-Family Mortgage
              Revenue, (Homeowner
              Loan Project) Series
              1995A, AMT,
              (GNMA/FHA/VA COLL),
              6.100% 09/01/14........  NR        AAA       1,336
   1,625    Missouri State, Water
              Pollution Control GO,
              Series 1995A,
              5.600% 04/01/15........  Aaa       AAA       1,661

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,850    Ritenour, Missouri,
              School District GO
              Refunding, Series
              1992A, (FGIC Insured),
              6.000% 02/01/10........  Aaa       AAA    $  1,898
   1,600    Rolla, Missouri, School
              District Number 31, GO
              Refunding, Series 1994,
              6.375% 03/01/14........  A         NR        1,692
   3,500    Sikeston, Missouri,
              Electrical Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.100% 06/01/07........  Aaa       AAA       3,767
   1,000    St. Louis, Missouri,
              Industrial Development
              Authority, PCR
              Refunding, (Anheuser
              Bush Company Project)
              Series 1991,
              6.650% 05/01/16........  A1        A+        1,123
   1,000    Stone County, Missouri,
              Reorganization School
              District Number 4, GO
              Refunding, Series 1995,
              (MBIA Insured),
              5.750% 03/01/15........  Aaa       AAA       1,017
   2,240    University City,
              Missouri, GO, Series
              1994, (MBIA Insured),
              6.200% 02/15/14........  Aaa       AAA       2,353
   1,000    West Platte, Missouri,
              School District Number
              R-11, GO, Series 1995,
              (MBIA Insured),
              5.850% 03/01/15........  Aaa       AAA       1,051
                                                        --------
                                                          49,355
                                                        --------
            MONTANA -- 1.1%
   8,000    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33........  B3        BB        6,276
   4,425    Montana State, Housing
              Board Authority,
              Single-Family Revenue,
              Series 1999A-2, AMT,
              5.750% 06/01/30........  Aa2       AA+       4,301
                                                        --------
                                                          10,577
                                                        --------
            NEBRASKA -- 0.2%
   1,600    Omaha, Nebraska, Public
              Power District,
              Electric Revenue,
              Series 1992B,
              6.200% 02/01/17........  Aa2       NR        1,727
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NEVADA -- 1.7%
 $ 3,000    Las Vegas and Clark
              County, Nevada, Library
              District GO, Series
              1993, (FGIC Insured),
              6.000% 02/01/12........  Aaa       AAA    $  3,105
   3,585    Nevada State, GO, Series
              1994,
              5.875% 09/01/12........  Aa2       AA        3,777
   4,000    Nevada State, GO, Series
              1995A,
              5.500% 11/01/16........  Aa2       AA        3,979
   2,625    Nevada State, GO, Series
              1995A,
              5.500% 11/01/17........  Aa2       AA        2,596
   2,000    Nevada State, Municipal
              Board GO, (Bank Project
              Number 40-41) Series
              1993A,
              6.375% 12/01/17........  NR        AAA       2,081
                                                        --------
                                                          15,538
                                                        --------
            NEW JERSEY -- 0.7%
   2,500    New Jersey State, GO,
              Series 1986B,
              6.250% 01/15/05........  Aa1       AA+       2,663
   1,015    New Jersey State, Highway
              Authority, Garden State
              Parkway Generated
              Revenue, Series 1971,
              6.500% 01/01/11........  Aaa       AAA       1,094
   2,885    New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded
              07/01/01 @ 102,
              9.900% 07/01/21........  Aaa       AAA       3,056
                                                        --------
                                                           6,813
                                                        --------
            NEW MEXICO -- 0.2%
   1,925    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1997C-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28........  Aaa       NR        1,909
                                                        --------
            NEW YORK -- 1.4%
   2,000    Municipal Assistance
              Corporation for New
              York City, New York,
              Revenue, Series 1996E,
              5.200% 07/01/08........  Aa2       AA        2,048

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 1,250    New York City, New York,
              Municipal Water Finance
              Authority, Water and
              Sewer Systems Revenue,
              Series 1997B,
              5.750% 06/15/29........  Aa3       AA     $  1,250
   1,000    New York State, Dormitory
              Authority, Revenue,
              (Canisius College
              Project) Series 1995,
              (CAPMAC SURETY BOND),
              5.300% 07/01/08........  Aaa       AAA       1,027
   4,000    New York State, Energy
              Research and
              Development Authority,
              Facilities Revenue
              Refunding,
              (Consolidated Edison
              Company Project) Series
              1995A,
              6.100% 08/15/20........  A1        A+        4,086
   2,390    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              6.000% 04/01/16........  A3        AA-       2,469
     610    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              Prerefunded,
              6.000% 04/01/16........  A3        AA-         655
   1,750    New York, New York, City
              Municipal Water
              Financing Authority,
              Water and Sewer Systems
              Revenue, Series 1998D,
              4.750% 06/15/12........  Aa3       AA        1,680
                                                        --------
                                                          13,215
                                                        --------
            NORTH CAROLINA -- 0.7%
   2,425    Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999,
              6.400% 11/01/24........  Baa1      NR        2,452
   2,500    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp, Inc. Project)
              Series 1996,
              5.250% 05/01/26........  A1        AA-       2,290

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
            (CONTINUED)
 $ 2,000    University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1996,
              5.000% 02/15/29........  Aa3       AA     $  1,746
                                                        --------
                                                           6,488
                                                        --------
            OHIO -- 4.2%
   1,500    Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Hospital
              Project) Series 1998A,
              5.375% 11/15/18........  Baa1      NR        1,242
   4,990    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BBB       5,053
  10,500    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB      10,636
   3,025    Lakota, Ohio, School
              District GO, Series
              1994, (AMBAC Insured),
              6.250% 12/01/14........  Aaa       AAA       3,254
   1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded
              12/01/04 @ 101,
              6.125% 12/01/13........  NR        NR        1,060
  10,000    Montgomery County, Ohio,
              Hospital Revenue,
              Series 1999,
              6.750% 04/01/22........  Baa1      BBB+      9,757
   9,155    Ohio State, Solid Waste
              Disposal, Revenue, (USG
              Corporation Project)
              Series 1997, AMT,
              5.600% 08/01/32........  Baa1      NR        8,107
                                                        --------
                                                          39,109
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            OKLAHOMA -- 0.5%
 $ 2,770    Oklahoma State,
              Industrial Authority,
              Hospital Revenue,
              (Deaconess Health Care
              Project) Series 1997A,
              5.750% 10/01/17........  Baa2      BBB    $  2,344
   3,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.000% 08/15/08........  Ba1       BB+       2,563
                                                        --------
                                                           4,907
                                                        --------
            OREGON -- 0.2%
   2,000    Chemeketa, Oregon,
              Community College
              District, GO, Series
              1996, (FGIC Insured),
              Prerefunded 06/01/06 @
              100,
              5.800% 06/01/12........  Aaa       AAA       2,115
                                                        --------
            PENNSYLVANIA -- 1.6%
   1,000    Allegheny County,
              Pennsylvania, Hospital
              Development Authority,
              Revenue, (Health
              Systems Project) Series
              2000B,
              8.650% 11/15/05........  B1        B+          988
   3,480    Butler, Pennsylvania,
              Area School District,
              State Aid Withholding
              GO, Series 1997, (FGIC
              Insured), Prerefunded
              11/15/07 @ 44.73,
              4.510%(+) 11/15/21.....  Aaa       NR        1,098
   2,605    Pennsylvania State,
              Higher Educational
              Facilities Authority,
              Revenue, Series 1994,
              (AMBAC Insured),
              5.625% 06/15/19........  Aaa       AAA       2,600
   1,725    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/14........  A3        NR        1,774

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 3,125    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/23........  A3        NR     $  3,159
   4,800    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland Oil
              Inc. Project) Series
              1993,
              5.700% 06/01/05........  Baa2      NR        4,869
                                                        --------
                                                          14,488
                                                        --------
            RHODE ISLAND -- 0.3%
   2,845    Rhode Island State,
              Consolidated Capital
              Development Loan GO,
              Series 1996A, (MBIA
              Insured),
              5.600% 08/01/10........  Aaa       AAA       2,966
                                                        --------
            SOUTH CAROLINA -- 1.8%
   5,000    Georgetown County, South
              Carolina, Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, (GTY-AGMT),
              5.950% 03/15/14........  Baa1      BBB+      5,083
   1,780    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue, (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              6.375% 07/01/16........  Aa2       AA        1,842
   3,500    South Carolina, State
              Public Services
              Authority, Revenue
              Refunding, Series
              1995B, (FGIC Insured),
              5.875% 01/01/19........  Aaa       AAA       3,558
   2,000    Spartanburg County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (BMW U.S.
              Capital Corporation
              Project) Series 1994,
              AMT, (GTY-AGMT),
              7.550% 11/01/24........  NR        NR        2,121

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA --
            (CONTINUED)
 $ 4,450    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB    $  4,016
                                                        --------
                                                          16,620
                                                        --------
            TENNESSEE -- 1.9%
   6,500    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19........  Baa1      NR        5,852
   3,000    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24........  A2        A         3,084
   2,750    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa3      BBB       2,841
   1,000    Memphis, Tennessee, GO
              Refunding, Series 1996,
              5.200% 11/01/10........  Aa2       AA        1,016
   2,500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 01/01/13........  Aaa       AAA       2,513
   2,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1996, (MBIA
              Insured),
              5.500% 01/01/14........  Aaa       AAA       2,021
                                                        --------
                                                          17,327
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- 10.7%
 $ 6,000    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Baa1      BBB-   $  6,478
   2,000    Arlington, Texas,
              Independent School
              District, GO, Series
              1991, (PSF-GTD),
              6.500% 08/15/03........  Aaa       NR        2,101
   1,600    Austin, Texas, Utilities
              System Revenue,
              8.625% 11/15/12........  Aaa       AAA       1,703
   4,238    Austin, Texas, Utilities
              System Revenue, Series
              1986, Prerefunded,
              7.300% 05/15/17........  Aaa       AAA       4,373
      95    Austin, Texas, Water
              Sewer and Electric
              Revenue Refunding,
              Series 1982,
              14.000% 11/15/01.......  A2        A           100
     560    Austin, Texas, Water
              Sewer and Electrical
              Revenue Refunding,
              Unrefunded Balance,
              Series 1982,
              14.000% 11/15/01.......  A2        A           590
   2,470    Beaumont, Texas,
              Independent School
              District, GO, Series
              1996, (PSF-GTD),
              5.000% 02/15/17........  Aaa       AAA       2,307
   1,540    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1995,
              (MBIA Insured),
              Prerefunded 05/01/05 @
              102,
              6.000% 05/01/15........  Aaa       AAA       1,651
   2,070    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Unrefunded
              Balance, Series 1995,
              (MBIA Insured),
              6.000% 05/01/15........  Aaa       AAA       2,170
   1,000    Brazos River Authority,
              Texas, Revenue
              Refunding, (Houston
              Light and Power Company
              Project) Series 1992B,
              (MBIA Insured),
              6.375% 04/01/12........  Aaa       AAA       1,048
   1,540    Comal, Texas, Independent
              School District GO,
              Series 1996A,
              (PSF-GTD),
              5.600% 02/01/10........  Aaa       AAA       1,586

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,275    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              Prerefunded
              02/15/05 @ 100,
              5.750% 02/15/16........  Aaa       AAA    $  1,331
   4,805    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Unrefunded
              Balance, Series 1993A,
              (PSF-GTD),
              5.500% 02/15/11........  Aaa       AAA       4,849
   1,750    Dallas County, Texas, GO,
              Series 1996,
              5.250% 08/15/16........  Aaa       AAA       1,718
   1,510    Dallas, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              5.700% 08/15/12........  Aaa       AAA       1,580
   6,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              6.150% 05/01/29........  Baa1      BBB-      6,021
   1,075    Denton, Texas, Utility
              Systems Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.700% 12/01/10........  Aaa       AAA       1,115
   1,000    Harris County, Texas, GO,
              Series 1984,
              7.800% 01/01/03........  Aaa       AAA       1,069
   3,335    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Herman
              Hospital Systems
              Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11........  Aaa       AAA       3,410
   4,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Hospital
              Systems Project) Series
              1997A, (MBIA Insured),
              4.875% 06/01/05........  Aaa       AAA       4,023
   5,000    Houston, Texas, Airport
              Systems Revenue, Series
              1998B, AMT, (FGIC
              Insured),
              5.000% 07/01/16........  Aaa       AAA       4,585

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Lower Neches Valley
              Authority, Texas,
              Industrial Development
              Corporation, Revenue
              Refunding, (Mobil Oil
              Refining Corporation
              Project) Series 1997,
              5.800% 05/01/22........  Aaa       AAA    $  3,951
   5,000    Lubbock, Texas, Health
              Facilities Development
              Authority, Corporate
              Revenue, (St. Joseph
              Health Systems Project)
              Series 1998, (FSA
              Insured),
              5.000% 07/01/07........  Aaa       AAA       5,031
   1,500    Lubbock, Texas, Health
              Facilities Development
              Corporation, Revenue,
              (St. Joseph Health
              Systems Project) Series
              1993,
              5.500% 07/01/14........  Aa3       AA-       1,501
   2,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 1991A,
              6.625% 06/01/11........  Aaa       NR        2,230
   4,500    Port of Bay City
              Authority, Texas,
              Matagorda County
              Revenue, (Hoechst
              Celanese Corporation
              Project), Series 1996,
              6.500% 05/01/26........  Baa2      A+        4,489
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR        4,002
   3,000    San Antonio, Texas,
              Electric and Gas,
              Revenue, Series 1995,
              (MBIA Insured),
              5.375% 02/01/18........  Aaa       AAA       2,916
   2,000    San Antonio, Texas, GO,
              Series 1996,
              5.250% 08/01/15........  Aa2       AA+       1,958
   1,720    San Antonio, Texas, Water
              Revenue, Series 1992,
              Prerefunded,
              6.500% 05/15/10........  Aaa       AAA       1,806
   2,855    Spring Branch, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              6.000% 02/01/17........  Aaa       AAA       2,911

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Texas City, Texas, IDR
              Refunding, (Atlantic
              Richfield Company
              Project) Series 1990,
              7.375% 10/01/20........  Aa2       AA+    $  2,379
   5,000    Texas State, Department
              of Housing and
              Community Affairs,
              Single-Family
              Mortgage Revenue,
              Series 1997A-3, AMT,
              (GNMA/FNMA COLL, MBIA
              Insured),
              5.800% 09/01/29........  Aaa       AAA       4,771
   3,000    Texas State, GO
              Refunding, Series
              1996B,
              5.750% 10/01/15........  Aa1       AAA       3,168
   1,000    Texas State, GO, Series
              1996,
              5.500% 08/01/15........  Aa1       AA        1,004
   2,000    Texas, Guadalupe Blanco
              River Authority,
              Revenue Refunding,
              (Standard Oil Company
              Project) Series 1983,
              6.550% 05/01/13........  P1        NR        2,100
                                                        --------
                                                          98,025
                                                        --------
            UTAH -- 2.6%
   2,000    Emery County, Utah, PCR
              Refunding, (Pacificorp
              Project) Series 1993A,
              (AMBAC Insured),
              5.650% 11/01/23........  Aaa       AAA       1,955
  15,300    Murray City, Utah,
              Hospital Revenue
              Refunding, (IHC Health
              Services, Inc. Project)
              Series 1996, (MBIA
              Insured),
              5.000% 05/15/22........  Aaa       AAA      13,595
   1,945    Provo, Utah, Electric
              Revenue, Series 1980,
              10.125% 04/01/15.......  Aaa       AAA       2,636
   3,000    Salt Lake City, Utah,
              Water and Sewer
              Revenue, Series 1994,
              (AMBAC Insured),
              Prerefunded 02/01/04 @
              100,
              6.100% 02/01/14........  Aaa       AAA       3,140
   2,500    Utah, County Hospital
              Revenue, Series 1997,
              (MBIA Insured),
              5.250% 08/15/26........  Aaa       AAA       2,289
                                                        --------
                                                          23,615
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VERMONT -- 0.2%
 $ 1,985    Vermont, Municipal Bond
              Bank, Revenue, Series
              1996-1, (AMBAC
              Insured),
              5.750% 12/01/15........  Aaa       AAA    $  2,038
                                                        --------
            VIRGINIA -- 2.1%
   2,000    Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18........  A3        BBB+      2,100
   2,830    Fairfax County, Virginia,
              Water Authority,
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA       2,935
  10,600    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1997,
              5.000% 04/01/29........  Aa1       AAA       9,560
   1,000    Norfolk, Virginia,
              Capital Improvement GO,
              Series 1997, (FGIC
              Insured),
              5.375% 06/01/15........  Aaa       AAA       1,002
   1,600    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 01/01/14........  Aaa       AAA       1,618
   2,000    Virginia State, Resource
              Authority, Systems
              Revenue Refunding,
              Series 1998,
              5.000% 05/01/22........  NR        AA        1,825
                                                        --------
                                                          19,040
                                                        --------
            WASHINGTON -- 11.0%
  10,000    Chelan County,
              Washington, Development
              Corporation PCR
              Refunding, (Alcoa, Inc.
              Project) Series 1995,
              5.850% 12/01/31........  A1        A+        9,873
   2,310    Chelan County,
              Washington, Public
              Utilities District
              Division III, Revenue,
              Series 1997A, AMT,
              Mandatory Put
              07/01/09 @ 100,
              5.600% 07/01/32........  Aa2       AA        2,222
   2,480    Clark County, Washington,
              Sewer Revenue, Series
              1996, (MBIA Insured),
              5.800% 12/01/11........  Aaa       AAA       2,575

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,035    King County, Washington,
              Library Systems GO,
              Series 1992,
              6.150% 12/01/10........  Aa        AA-    $  1,096
   2,000    King County, Washington,
              School District Number
              415, GO, Series 1996,
              (FSA Insured),
              5.800% 06/01/13........  Aaa       AAA       2,052
   3,000    King County, Washington,
              Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17........  Aa1       AA+       2,898
   7,150    Pierce County,
              Washington, Economic
              Development Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1993, AMT,
              5.800% 09/01/29........  Baa3      BBB-      6,382
   2,405    Port Seattle, Washington,
              GO, Series 2000, AMT,
              6.000% 12/01/11........  Aa1       AA+       2,563
   1,600    Seattle, Washington, GO
              Refunding, Series 1993,
              5.650% 01/01/20........  Aa3       AA        1,602
   4,365    Seattle, Washington, GO,
              Series 1996A,
              5.625% 01/15/10........  Aa1       AA+       4,502
   1,795    Seattle, Washington, GO,
              Series 1997,
              5.300% 08/01/17........  Aa1       AA+       1,751
   2,530    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1994, Prerefunded
              07/01/04 @ 102,
              6.625% 07/01/16........  Aa2       AA        2,747
   6,100    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18........  Aa2       AA        6,025
   1,525    Skagit County,
              Washington, School
              District Number 320, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.500% 12/01/12........  Aaa       AAA       1,550
   2,000    Tacoma, Washington
              Conservation Systems
              Project Revenue, Series
              1994,
              6.600% 01/01/15........  Aa1       AA-       2,119
   2,000    Tacoma, Washington,
              Electric System
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/15........  Aaa       AAA       1,962

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $12,700    Washington State, GO,
              Series 1990A,
              6.750% 02/01/15........  Aa1       AA+    $ 14,573
   3,000    Washington State, GO,
              Series 1992-93A,
              5.750% 10/01/12........  Aa1       AA+       3,179
   1,155    Washington State, GO,
              Series 1992A,
              6.250% 02/01/11........  Aa1       AA+       1,266
  17,845    Washington State, GO,
              Series 2000A,
              5.625% 07/01/21........  Aa1       AA+      17,704
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B, (FSA
              Insured),
              5.400% 07/01/05........  Aaa       AAA       3,083
   5,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A, (MBIA
              Insured),
              5.750% 07/01/11........  Aaa       AAA       5,196
   1,400    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 1)
              Series 1990,
              7.250% 07/01/09........  Aa1       AA-       1,568
     200    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 1),
              14.375% 07/01/01.......  Aaa       AAA         214
   1,600    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 2)
              Series 1990,
              7.250% 07/01/06........  Aa1       AA-       1,794
                                                        --------
                                                         100,496
                                                        --------
            WEST VIRGINIA -- 0.5%
   1,450    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/07........  Aaa       AAA       1,622
   1,560    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/08........  Aaa       AAA       1,765

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WEST VIRGINIA --
            (CONTINUED)
 $ 1,000    West Virginia University,
              State University
              Systems Revenue,
              (Marshall University
              Library Project) Series
              1996, (AMBAC Insured),
              5.750% 04/01/16........  Aaa       AAA    $  1,015
                                                        --------
                                                           4,402
                                                        --------
            WISCONSIN -- 3.2%
   3,000    Menomonee Falls,
              Wisconsin, Sewer
              Systems Revenue, Series
              1996A, (AMBAC Insured),
              5.650% 05/01/16........  Aaa       AAA       3,022
   6,000    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999B,
              5.500% 07/01/15........  Baa       NR        5,581
   2,850    Wisconsin State, Clean
              Water Revenue, Series
              1997-1,
              5.500% 06/01/15........  Aa        AA+       2,969
   1,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.800% 11/01/08........  Aa2       AA        1,066
  11,000    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Inc. Project)
              Series 1999A,
              5.600% 02/15/29........  NR        BBB+      9,165
   3,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.500% 02/15/15........  NR        BBB+      3,068
   5,500    Wisconsin, State Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.625% 02/15/20........  NR        BBB+      4,733
                                                        --------
                                                          29,604
                                                        --------
            WYOMING -- 1.4%
   2,300    Campbell County, Wyoming,
              School District Number
              001 Gillette, GO,
              Series 1996, (SCH BD
              GTY),
              5.550% 06/01/06........  Aaa       AAA       2,383

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WYOMING -- (CONTINUED)
 $10,000    Wyoming, Student Loan
              Corporation, Revenue
              Refunding, Series
              1999A,
              6.250% 06/01/29........  NR        AA     $ 10,378
                                                        --------
                                                          12,761
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $885,899)........................    909,894
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.1%
              (Cost $975)
     975    Nations Municipal Reserves#...........        975
                                                     --------
            TOTAL INVESTMENTS
              (Cost $886,874*).............   98.8%   910,869
                                                     --------
            OTHER ASSETS AND
              LIABILITIES (NET)............    1.2%
            Cash..................................   $      2
            Receivable for investment securities
              sold................................      1,141
            Receivable for Fund shares sold.......        299
            Interest receivable...................     15,491
            Payable for Fund shares redeemed......     (1,289)
            Investment advisory fee payable.......       (257)
            Administration fee payable............       (153)
            Shareholder servicing and distribution
              fees payable........................        (15)
            Distributions payable.................     (3,857)
            Payable for investment securities
              purchased...........................       (184)
            Accrued Trustees'/Directors' fees and
              expenses............................        (26)
            Accrued expenses and other
              liabilities.........................       (108)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................     11,044
                                                     --------
            NET ASSETS.....................  100.0%  $921,913
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    931
            Accumulated net realized loss on
              investments sold....................     (3,784)
            Net unrealized appreciation of
              investments.........................     23,995
            Paid-in capital.......................    900,771
                                                     --------
            NET ASSETS............................   $921,913
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($878,060,450 / 81,356,617 shares
              outstanding)........................     $10.79
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($34,035,672 / 3,154,381
              shares outstanding).................     $10.79
                                                       ======
            Maximum sales charge..................      4.75%
            Maximum offering price per share......     $11.33
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($8,558,272 / 793,101 shares
              outstanding)........................     $10.79
                                                       ------
                                                       ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,259,085 / 116,661 shares
              outstanding)........................     $10.79
                                                       ------
                                                       ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $23,995 on investment securities was comprised of gross appreciation of $33,645 and gross depreciation of $9,650 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $885,899.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   14.10%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    26.41%
   Industrial Development Revenue/
     Pollution Control Revenue                                            18.16%
   Hospital Revenue                                                       11.09%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 99.8%
            CALIFORNIA -- 94.1%
 $2,000     ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30........  Baa2      BBB    $  2,050
    660     ABAG Finance Corporation,
              California,
              Certificates of
              Participation, (ABAG
              XXVI Project) Series
              1992A, 6.250%
              06/01/11...............  NR        A           675
  3,000     Alameda County,
              California,
              Certificates of
              Participation,
              Refunding, (Santa Rita
              Jail Project) Series
              1993, (MBIA Insured),
              5.700% 12/01/14........  Aaa       AAA       3,129
  5,000     Beverly Hills,
              California, Public
              Financing Authority,
              Lease Revenue, (Capital
              Imports Project) Series
              1998A,
              5.000% 06/01/23........  Aa3       AA-       4,690
  1,185     Bodega Bay, California,
              Fire Protection
              District, Certificates
              of Participation, (Fire
              Station Project) Series
              1996,
              6.450% 10/01/31........  NR        BBB-      1,219
  1,000     California Health
              Facilities Financing
              Authority, Revenue
              Refunding, (Adventist
              Health Project) Series
              1991A, (MBIA Insured),
              7.000% 03/01/13........  Aaa       AAA       1,031
  1,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Adventist Health
              Systems/Sunbelt West
              Project) Series 1991B,
              (MBIA Insured),
              6.500% 03/01/07........  Aaa       AAA       1,029
  1,500     California Health
              Facilities Financing
              Authority, Revenue,
              (Cedars-Sinai Medical
              Center) Series 1999A,
              6.125% 12/01/19........  A2        NR        1,530

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/24........  Aaa       AAA    $  2,776
  2,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1994F-3, AMT,
              (MBIA/FHA/VA Insured),
              6.100% 08/01/15........  Aaa       AAA       2,023
  2,750     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.650% 08/01/17........  Aaa       AAA       2,786
  3,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.750% 02/01/29........  Aaa       AAA       3,000
  2,050     California Housing
              Finance Agency,
              Single-Family Mortgage
              Revenue, Series
              1997B-3, Class I, AMT,
              (FHA Insured),
              5.400% 08/01/28........  Aaa       AAA       1,975
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Pacific Gas and
              Electric Company
              Project) Series 1992A,
              AMT,
              6.625% 06/01/09........  A1        AA-       1,049
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Southern California
              Edison Company Project)
              Series 1992B, AMT,
              6.400% 12/01/24........  A1        A+        1,029
  4,500     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1993L,
              5.700% 12/01/16........  Aa2       AA        4,601
  2,000     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1997S,
              5.000% 12/01/17........  Aa2       AA        1,955
  2,600     California State, GO,
              Series 1995, (FGIC-TCRS
              Insured),
              5.250% 10/01/17........  Aaa       AAA       2,603

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     California State, GO,
              Series 2000,
              5.250% 09/01/24........  Aa2       AA     $  1,939
  3,000     California State, GO
              Series 2000,
              5.625% 05/01/26........  Aa2       AA        3,032
  4,000     California State, Public
              Works Board, Lease
              Revenue, (Department of
              Corrections State
              Prison Project) Series
              1993E,
              5.500% 06/01/19........  Aa3       AA-       4,022
  3,000     California, Statewide
              Communities Development
              Authority, Apartment
              Development Revenue
              Refunding, (Irvine
              Apartment Communities
              Project) Series
              1998A-4,
              5.250% 05/15/25........  Baa2      BBB       2,887
  3,000     California, Statewide
              Communities Development
              Authority, Revenue
              Certificates of
              Participation, (John
              Muir/Mount Diablo
              Health Systems Project)
              Series 1997, (MBIA
              Insured),
              5.125% 08/15/17........  Aaa       AAA       2,959
  1,615     Central Valley Financing
              Authority, California,
              Cogeneration Project
              Revenue Refunding,
              (Carson Ice-General
              Project) Series 1998,
              (MBIA Insured),
              5.250% 07/01/12........  Aaa       AAA       1,675
  3,000     Central Valley,
              California, Financing
              Authority Revenue,
              (Carson Ice Project)
              Series 1993,
              6.000% 07/01/09........  NR        BBB       3,104
  1,185     Chino, California,
              Unified School
              District, Certificates
              of Participation, (Land
              Acquisition Project)
              Series 1994A, (FSA
              Insured),
              6.600% 09/01/14........  Aaa       AAA       1,208
  1,250     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/06........  NR        NR        1,282
  1,200     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/08........  NR        NR        1,224

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.200% 08/15/11........  NR        NR     $  1,027
  3,000     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue
              Refunding, Series 1996,
              (FGIC Insured),
              5.000% 06/01/16........  Aaa       AAA       2,958
  1,000     Eastern Municipal Water
              District, California,
              Water and Sewer
              Certificates of
              Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12........  Aaa       AAA       1,184
  1,500     Elsinore Valley Municipal
              Water District,
              California,
              Certificates of
              Participation
              Refunding, Series
              1992A, (FGIC Insured),
              6.000% 07/01/12........  Aaa       AAA       1,677
    925     Emeryville, California,
              Public Financing
              Authority, Revenue,
              Unrefunded Balance,
              (Redevelopment Project)
              Series 1993A,
              6.500% 05/01/21........  NR        A-          953
  1,500     Escondido JT Powers
              Financing Authority,
              California, Lease
              Revenue, (California
              Center for the Arts
              Project) Series 1995,
              (AMBAC Insured),
              6.000% 09/01/18........  Aaa       AAA       1,597
  1,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              5.750% 01/15/40........  Baa3      BBB-        976
  2,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              (MBIA Insured),
              5.125% 01/15/15........  Aaa       AAA       2,016
  3,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue, Sr
              Lien, Series 1995A,
              Prerefunded 01/01/10 @
              100,
              6.000% 01/01/16........  Aaa       AAA       3,333
  1,965     Fremont, California,
              Public Financing
              Authority, Revenue,
              (Local Improvement
              District 39R Project)
              Series 1996,
              6.000% 09/01/11........  NR        NR        2,009

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $5,000     Fresno, California, Sewer
              Revenue, Series
              1993A-1, (AMBAC
              Insured),
              6.250% 09/01/14........  Aaa       AAA    $  5,702
  1,000     Industry California Urban
              Development Agency, Tax
              Allocation Refunding,
              (Transportation
              Distribution Project)
              Series 1992-3,
              6.900% 11/01/16........  NR        A-        1,050
  2,000     Inland Empire,
              California, Solid Waste
              Authority, Revenue,
              (Landfill Improvement
              Financing Project)
              Series 1996B, AMT, (FSA
              Insured),
              6.250% 08/01/11........  Aaa       AAA       2,224
  3,050     Larkspur, California,
              School District GO,
              Series 2000A,
              5.250% 08/01/25........  Aa3       AA        2,955
  2,500     Los Angeles County,
              California,
              Transportation
              Commission, Sales Tax
              Revenue, Refunding,
              Series 1991B,
              6.500% 07/01/13........  A1        AA-       2,587
  3,000     Los Angeles, California,
              Convention and
              Exhibition Center
              Authority, Lease
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              6.000% 08/15/10........  Aaa       AAA       3,343
  2,000     Los Angeles, California,
              GO, Series 1999B,
              5.250% 09/01/14........  Aa2       AA        2,045
  2,000     Los Angeles, California,
              Harbor Development
              Revenue, Series 1995B,
              AMT,
              6.625% 08/01/25........  Aa3       AA        2,100
  3,750     Los Angeles, California,
              Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29........  Aaa       AAA       3,610
  2,000     Manhattan Beach,
              California, Unified
              School District,
              Certificates of
              Participation, Series
              1995B, (MBIA Insured),
              6.500%+ 08/01/20##.....  Aaa       AAA       2,180
  3,000     Metropolitan Water
              District of Southern
              California, Waterworks
              Revenue Refunding,
              Series 1993A,
              5.750% 07/01/21........  Aa2       AA        3,134

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     Natomas, California,
              Unified School
              District, GO, Series
              1993A, (MBIA Insured),
              5.750% 09/01/17........  Aaa       AAA    $  1,014
  2,500     Northridge Water
              District, California,
              Revenue Certificates of
              Participation, Series
              1996, (AMBAC Insured),
              5.250% 02/01/18........  Aaa       AAA       2,494
  1,000     Oakland, California,
              State Building
              Authority, Lease
              Revenue, (Elihu M.
              Harris Project) Series
              1998A, (AMBAC Insured),
              5.000% 04/01/17........  Aaa       AAA         977
  2,500     Orange County,
              California, Airport
              Revenue Refunding,
              Series 1997, AMT, (MBIA
              Insured),
              5.500% 07/01/10........  Aaa       AAA       2,624
  2,500     Pasadena, California,
              Community Development
              Commission,
              Multi-Family Housing
              Revenue, (Civic Center
              Project) Series 1991A,
              AMT, (FSA Insured),
              6.400% 12/01/12........  Aaa       AAA       2,559
  5,000     Port Oakland, California,
              Port Revenue Refunding,
              Series 1997H, AMT,
              (MBIA Insured),
              5.500% 11/01/15........  Aaa       AAA       5,111
  2,500     Poway, California,
              Certificates of
              Participation
              Refunding, (Poinsettia
              Mobilehome Park
              Project) Series 1992,
              (FSA Insured),
              6.375% 06/01/18........  Aaa       AAA       2,621
  2,000     Rancho, California, Water
              District, Financing
              Authority, Revenue
              Refunding, Series 1995,
              (FGIC Insured),
              5.900% 11/01/15........  Aaa       AAA       2,113
  2,000     Sacramento County,
              California, Sanitation
              District Financing
              Authority, Revenue,
              Series 1993,
              4.750% 12/01/23........  Aaa       AA        1,842

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,900     Sacramento, California,
              Power Authority
              Revenue, (Cogeneration
              Project) Series 1995,
              5.875% 07/01/15........  NR        BBB-   $  2,972
  2,000     San Diego, California,
              Convention Center
              Expansion Financing
              Authority, Lease
              Revenue, Series 1998A,
              (AMBAC Insured),
              4.750% 04/01/28........  Aaa       AAA       1,763
  2,000     San Diego, California,
              Special Tax, Community
              Facilities District No.
              1 Series 1995B,
              Prerefunded 09/01/05 @
              102,
              7.000% 09/01/15........  NR        NR        2,272
  1,450     San Francisco City and
              County Airports
              Commission, California,
              International Airport
              Revenue, Series 1993-2,
              Unrefunded Balance,
              (MBIA Insured),
              6.750% 05/01/13........  Aaa       AAA       1,558
  3,000     San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue, Series
              1996-2-10A, AMT, (MBIA
              Insured),
              5.700% 05/01/26........  Aaa       AAA       3,019
  1,750     San Joaquin County,
              California,
              Certificates of
              Participation, (Capital
              Facilities Project)
              Series 1993, (MBIA
              Insured),
              5.500% 11/15/13........  Aaa       AAA       1,873
  3,000     San Joaquin Hills,
              California,
              Transportation Corridor
              Agency, Toll Road
              Revenue Refunding,
              Capital Appreciation,
              Series 1997A,
              5.600%+ 01/15/16.......  Baa3      BBB-      1,939
  3,670     San Jose Redevelopment
              Agency, California, Tax
              Allocation, (Merged
              Area Redevelopment
              Project) Series 1993,
              (MBIA Insured),
              6.000% 08/01/15........  Aaa       AAA       4,076

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
  3,000     San Jose, California,
              Financing Authority
              Revenue, (Convention
              Center Refunding
              Project) Series 1993C,
              6.400% 09/01/17........  Aa3       A+        3,092
 $2,000     San Mateo County,
              California, JT Powers
              Authority, Lease
              Revenue, (Capital
              Project) Series 1997A,
              (FSA Insured),
              5.125% 07/15/32........  Aaa       AAA    $  1,877
  1,000     Southern California Rapid
              Transit District,
              Certificates of
              Participation, (Workers
              Compensation Fund
              Project) Series 1990,
              (MBIA Insured),
              6.000% 07/01/10........  Aaa       AAA       1,029
  1,000     Southern California,
              Public Power Authority,
              Power Revenue, Series
              1989,
              6.750% 07/01/13........  A2        A         1,161
  1,250     Union City, California,
              Community Redevelopment
              Agency, Tax Allocation,
              (Community
              Redevelopment Project)
              Series 1993, (AMBAC
              Insured),
              5.850% 10/01/23........  Aaa       AAA       1,277
  5,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              5.750% 07/01/24........  Aaa       AAA       5,084
  3,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              6.000% 07/01/26........  Aaa       AAA       3,113
  3,000     West Covina, California,
              Redevelopment Agency,
              Community Facilities
              District Special Tax,
              Refunding, (Fashion
              Plaza Project) Series
              1996,
              6.000% 09/01/17........  NR        A         3,204

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,025     Westwood, California,
              Unified School
              District, GO, Series
              1996,
              6.500% 08/01/21........  NR        BBB    $  1,055
                                                        --------
                                                         172,861
                                                        --------
            PUERTO RICO -- 5.7%
  1,500     Puerto Rico Commonwealth
              Infrastructure
              Financing Authority,
              Special Obligation
              Bonds, Series 2000A,
              5.500% 10/01/32........  Aaa       AAA       1,490
  4,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue, Series 2000HH,
              (FSA Insured),
              5.250% 07/01/29........  Aaa       AAA       3,844
  5,000     Puerto Rico, Electric
              Power Authority,
              Revenue,
              6.000% 07/01/14........  Baa1      A-        5,216
                                                        --------
                                                          10,550
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $176,610)........................    183,411
                                                        --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $624)
    624     Nations Municipal Reserves#...........        624
                                                     --------
            TOTAL INVESTMENTS
              (Cost $177,234*).............  100.1%   184,035
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   (0.1)%
            Cash..................................   $     17
            Receivable for investment securities
              sold................................         66
            Receivable for Fund shares sold.......        200
            Interest receivable...................      2,377
            Payable for Fund shares redeemed......       (424)
            Investment advisory fee payable.......        (44)
            Administration fee payable............        (30)
            Shareholder servicing and distribution
              fees payable........................        (35)
            Distributions payable.................       (711)
            Payable for investment securities
              purchased...........................     (1,484)
            Accrued Trustees'/Directors' fees and
              expenses............................        (15)
            Accrued expenses and other
              liabilities.........................        (36)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................       (119)
                                                     --------
            NET ASSETS.....................  100.0%  $183,916
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    312
            Accumulated net realized gain on
              investments sold....................        582
            Net unrealized appreciation of
              investments.........................      6,801
            Paid-in capital.......................    176,221
                                                     --------
            NET ASSETS............................   $183,916
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($30,090,084 / 4,144,349 shares
              outstanding)........................      $7.26
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($148,452,125 / 20,408,076
              shares outstanding).................      $7.27
                                                        =====
            Maximum sales charge..................      4.75%
            Maximum offering price per share......      $7.64
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($4,863,012 / 668,445 shares
              outstanding)........................      $7.28
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($510,312 / 70,351 shares
              outstanding)........................      $7.25
                                                        =====

---------------

  * Federal Income Tax Information: Net unrealized appreciation of $6,801 on investment securities was comprised of gross appreciation of $7,503 and gross depreciation of $702 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $177,234.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

 ## Step Bond.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   21.80%
   AMBAC                                                                  13.93%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   Lease Revenue                                                          19.43%
   Water Revenue                                                          14.03%
   Transportation Revenue                                                 10.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.9%
            FLORIDA -- 95.4%
 $2,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Hospital at the
              University of Florida
              Project) Series 1992,
              (MBIA Insured),
              6.100% 12/01/05........  Aaa       AAA    $  2,060
  3,375     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  Baa1      BBB+      3,238
  1,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.000% 10/01/05........  Aaa       AAA       1,012
  2,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.450% 10/01/12........  Aaa       AAA       2,031
  2,000     Boca Raton, Florida,
              Water and Sewer Revenue
              Refunding, Series 1992,
              5.600% 10/01/04........  Aa2       AA-       2,059
  1,000     Brevard County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Wuesthoff
              Memorial Hospital
              Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06........  Aaa       AAA       1,069
  1,000     Broward County, Florida,
              Gas Tax Revenue, Series
              1991, Prerefunded
              09/01/01 @ 101,
              6.400% 09/01/03........  A1        AA-       1,028
  3,000     Broward County, Florida,
              GO Refunding, Series
              1992C,
              6.200% 01/01/07........  Aa2       AA        3,114
  2,000     Broward County, Florida,
              School District, GO
              Refunding, Series 1992,
              6.000% 02/15/07........  A1        AA-       2,071
  2,000     Broward County, Florida,
              Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04........  Aaa       AAA       2,063

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,275     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.850%(+) 12/01/11.....  Aaa       AAA    $  1,248
  1,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              5.080%(+) 12/01/13.....  Aaa       AAA         480
  3,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue,
              Series 1993, (AMBAC
              Insured),
              5.000% 12/01/02........  Aaa       AAA       3,034
  1,000     Collier County, Florida,
              Water and Sewer
              District, Revenue,
              Series 1992, (FGIC
              Insured),
              6.375% 07/01/10........  Aaa       AAA       1,051
  1,000     Dade County, Florida,
              Aviation Facility
              Revenue Refunding,
              Series 1994B, AMT,
              (AMBAC Insured),
              6.300% 10/01/05........  Aaa       AAA       1,072
  3,650     Dade County, Florida,
              Aviation Revenue,
              (Miami International
              Airport Project) Series
              1997B, AMT, (FSA
              Insured),
              5.000% 10/01/06........  Aaa       AAA       3,678
  2,300     Dade County, Florida,
              School District, GO
              Refunding, Series 1993,
              (AMBAC Insured),
              5.000% 07/15/01........  Aaa       AAA       2,311
  2,000     Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/02........  Aaa       AAA       2,021
  1,000     Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/03........  Aaa       AAA       1,015
  1,565     Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.300% 10/01/03........  NR        BBB       1,579

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,900     Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.400% 10/01/04........  NR        BBB    $  1,926
  1,845     Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue
              Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02........  NR        AAA       1,877
  2,000     Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured),
              6.300% 10/01/20........  Aaa       NR        2,080
  3,600     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa1      NR        3,602
  1,700     Escambia County, Florida,
              Utilities Authority
              Systems Revenue, Series
              1996, (FGIC Insured),
              5.625% 01/01/21........  Aaa       AAA       1,704
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,016
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1992C, Prerefunded
              06/01/02 @ 101,
              6.500% 06/01/11........  Aaa       AAA       1,042
  4,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1993D,
              5.200% 06/01/11........  Aa2       AA+       4,028
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+         936

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,500     Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26........  Aa2       AA+    $  1,444
  3,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1991A, (AMBAC Insured),
              6.250% 07/01/01........  Aaa       AAA       3,040
  1,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1992A, (AMBAC Insured),
              Prerefunded 07/01/02 @
              101,
              6.250% 07/01/06........  Aaa       AAA       1,039
  2,000     Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992B, (FGIC
              Insured),
              6.200% 10/01/03........  Aaa       AAA       2,093
  4,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100,
              7.000% 12/01/24........  NR        BBB+      4,192
  1,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+      1,025
  1,020     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              5.875% 11/01/05........  NR        BBB+      1,036

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.400% 11/01/15........  NR        BBB+   $  1,022
  2,240     Florida, Housing Finance
              Corporation, Revenue
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 07/01/11........  Aaa       AAA       2,230
  3,000     Florida, Orlando and
              Orange County
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC Insured),
              5.000% 07/01/03........  Aaa       AAA       3,041
  1,000     Florida, Ports Financing
              Commission, Revenue,
              (State Transportation
              Trust Fund Project)
              Series 1996, AMT, (MBIA
              Insured),
              5.375% 06/01/16........  Aaa       AAA         975
  1,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1996A,
              5.750% 10/01/07........  Aa3       AA        1,062
  3,200     Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.450% 10/01/01........  Aaa       AAA       3,232
  2,000     Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.600% 10/01/02........  Aaa       AAA       2,042
  1,375     Hialeah, Florida, Capital
              Improvement Revenue,
              Series 1993,
              5.500% 10/01/18........  Baa1      NR        1,306
  3,170     Hillsborough County,
              Florida, Aviation
              Authority, Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997A,
              AMT, (AMBAC Insured),
              5.750% 10/01/07........  Aaa       AAA       3,326
  1,000     Hillsborough County,
              Florida, Capital
              Improvement Revenue
              Refunding, (County
              Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11........  Aaa       AAA         997

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,640     Hillsborough County,
              Florida,
              Environmentally
              Sensitive Lands, Series
              1992, (AMBAC Insured),
              6.250% 07/01/06........  Aaa       AAA    $  2,768
  3,500     Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  Aa3       AA        3,750
  1,500     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/03........  Aaa       AAA       1,519
  1,800     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/04........  Aaa       AAA       1,827
  1,750     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.100% 04/01/05........  Aaa       AAA       1,787
  1,000     Indian River County,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1993A, (FGIC Insured),
              5.200% 09/01/05........  Aaa       AAA       1,025
  1,000     Jacksonville Beach,
              Florida, Utilities
              Revenue, Series 1991,
              (MBIA Insured),
              Prerefunded 10/01/01 @
              102,
              6.500% 10/01/12........  Aaa       AAA       1,040
  1,000     Jacksonville, Florida,
              Electric Systems
              Authority, Revenue,
              Series 1993A,
              5.200% 10/01/02........  Aa2       AA        1,014
  1,000     Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series
              1995A, (FGIC Insured),
              5.000% 10/01/09........  Aaa       AAA       1,014
  1,375     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding, (St.
              Lukes Hospital
              Association Project)
              Series 1991,
              6.750% 11/15/02........  NR        AA+       1,432
  4,200     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, Series 1997B,
              5.400% 08/15/18........  Aaa       NR        4,136

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1992,
              5.625% 10/01/04........  A1        AA-    $  2,079
  2,025     Marion County, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1999,
              5.250% 10/01/11........  A2        NR        1,964
  1,500     Miami Beach, Florida, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.300% 09/01/03........  Aaa       AAA       1,534
  2,000     Miami, Florida, GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.600% 12/01/03........  Aaa       AAA       2,066
  3,000     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/23........  Aaa       AAA       2,680
  2,000     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/28........  Aaa       AAA       1,762
  5,365     Miami-Dade County,
              Florida, Special
              Obligation Revenue
              Refunding, Series
              1997A, (MBIA Insured),
              6.013%(+) 10/01/19.....  Aaa       AAA       1,741
  1,000     Naples, Florida, Water
              and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.400% 09/01/07........  Aaa       AAA       1,049
  1,000     Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.250% 06/01/10........  Baa2      BBB-        992
  3,000     North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1992, (MBIA
              Insured), Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/06........  Aaa       AAA       3,121
  1,375     Orange County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Lakeside
              Alternatives, Inc.
              Project) Series 1995,
              6.250% 07/01/05........  NR        BBB       1,398

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $4,640     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/08........  Aaa       AAA    $  5,099
  1,405     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993A, (MBIA
              Insured),
              5.400% 11/01/02........  Aaa       AAA       1,431
  2,800     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993B, (MBIA
              Insured),
              4.400% 10/01/02........  Aaa       AAA       2,789
  1,445     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,584
    555     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA         610
  2,455     Orange County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue,
              Series 1999L, AMT,
              5.650% 12/01/17........  A3        NR        2,301
  1,720     Orange County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, Series 1997A,
              AMT, (GNMA/FNMA COLL),
              5.900% 09/01/19........  NR        AAA       1,740
  5,000     Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       4,336
  2,000     Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue, Junior Lien,
              Series 1990, (FGIC
              Insured),
              6.500% 07/01/10........  Aaa       AAA       2,252
  1,000     Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue
              Refunding, Series 1997,
              AMT, (FGIC Insured),
              5.125% 10/01/12........  Aaa       AAA         985

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03........  Aa1       AA     $  3,094
  2,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1993B,
              5.400% 10/01/08........  Aa2       AA-       2,055
  2,000     Palm Beach County,
              Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11........  Aa1       AA        2,109
  1,250     Palm Beach County,
              Florida, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.600% 10/01/11........  NR        NR        1,300
  1,750     Palm Beach County,
              Florida, GO, Series
              1994,
              6.875% 12/01/03........  Aa1       AA        1,871
  1,300     Palm Beach County,
              Florida, GO, Series
              1994,
              7.000% 12/01/04........  Aa1       AA        1,419
  1,000     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993,
              6.100% 10/01/05........  Aaa       NR        1,059
  4,400     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR        4,315
  2,000     Palm Beach County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 08/01/06........  Aaa       AAA       2,066
  2,000     Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 12/01/16........  Aaa       AAA       1,953
  1,250     Pembroke Pines, Florida,
              Consolidated Utilities
              Systems Revenue, Series
              1992, (FGIC Insured),
              6.250% 09/01/07........  Aaa       AAA       1,340

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,400     Pinellas County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Morton Plant
              Hospital Association
              Project) Series 1993,
              (MBIA Insured),
              4.900% 11/15/02........  Aaa       AAA    $  1,409
  1,000     Pinellas County, Florida,
              PCR Refunding, (Anclote
              and Barton Power
              Plants - Florida Power
              Corporation Project)
              Series 1991,
              7.200% 12/01/14........  A1        A+        1,036
  2,500     Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series 1990A, (MBIA
              Insured),
              6.800% 10/01/02........  Aaa       AAA       2,554
  1,690     Reedy Creek, Florida,
              Improvement District,
              Revenue, Unrefunded
              Balance, Series 1991A,
              6.400% 06/01/07........  A1        A+        1,725
     10     Reedy Creek, Florida,
              Improvement District,
              Series 1991A,
              Prerefunded 06/01/01 @
              101,
              6.400% 06/01/07........  A1        A+           10
  1,200     Sarasota County, Florida,
              GO Refunding, Series
              1992, (FGIC Insured),
              6.100% 10/01/02........  Aaa       AAA       1,237
  1,650     Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 10/01/07........  Aaa       NR        1,666
  1,750     Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1998B, (MBIA
              Insured),
              5.250% 07/01/11........  Aaa       AAA       1,776
  1,000     Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 10/01/02........  Aaa       AAA       1,029
  2,100     Seminole County, Florida,
              School District, GO
              Refunding, Series 1992,
              (MBIA Insured),
              5.900% 08/01/02........  Aaa       AAA       2,153

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     St. Lucie County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 07/01/03........  Aaa       AAA    $  2,076
  1,000     St. Lucie County,
              Florida, School
              District, GO, Series
              1997, (FGIC Insured),
              5.875% 02/01/07........  Aaa       AAA       1,064
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Medical Center Project)
              Series 1992B, (MBIA
              Insured),
              5.750% 12/01/04........  Aaa       AAA       1,040
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992A,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA       1,040
  1,000     Tampa, Florida, Capital
              Improvement Authority,
              Hospital Revenue, (H.
              Lee Moffitt Project)
              Series 1999A,
              4.875% 07/01/13........  A3        A           907
  2,000     Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health
              Project) Series
              1998A-1, (MBIA
              Insured),
              4.875% 11/15/15........  Aaa       AAA       1,821
  3,170     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07........  Aaa       AAA       3,391
  3,000     Tampa, Florida, Tax
              Allocation, (Cigarette-
              H. Lee Moffitt Cancer
              Project) Series 1999,
              (AMBAC Insured),
              5.000% 03/01/07........  Aaa       AAA       3,051

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Tampa, Florida, Water and
              Sewer Revenue, Series
              1993A, (FGIC Insured),
              5.000% 10/01/02........  Aaa       AAA    $  1,011
  1,025     Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital Inc.
              Project) Series 1994,
              5.300% 12/01/02........  Aaa       NR        1,041
                                                        --------
                                                         206,990
                                                        --------
            ILLINOIS -- 0.5%
  1,620     Champaign County,
              Illinois, Community
              Unit School District
              No. 116 Urbana, GO,
              Series 1999C, (FGIC
              Insured),
              5.250%(+) 01/01/10.....  Aaa       AAA       1,007
                                                        --------
            TEXAS -- 2.0%
  2,000     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              6.150% 05/01/29........  Baa1      BBB-      2,007
  4,000     Texas State, Turnpike
              Authority, Dallas North
              Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              5.360%(+) 01/01/11.....  Aaa       AAA       2,344
                                                        --------
                                                           4,351
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $209,313)........                    212,348
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.7%
              (Cost $1,597)
  1,597     Nations Municipal Reserves#...........   $  1,597
                                                     --------
            TOTAL INVESTMENTS
              (Cost $210,910*).............   98.6%   213,945
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.4%
            Cash..................................   $      1
            Receivable for Fund shares sold.......         43
            Interest receivable...................      4,116
            Payable for Fund shares redeemed......         (7)
            Investment advisory fee payable.......        (36)
            Administration fee payable............        (36)
            Shareholder servicing and distribution
              fees payable........................         (5)
            Distributions payable.................       (861)
            Payable for investment securities
              purchased...........................        (43)
            Accrued Trustees'/Directors' fees and
              expenses............................        (24)
            Accrued expenses and other
              liabilities.........................        (54)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      3,094
                                                     --------
            NET ASSETS.....................  100.0%  $217,039
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     14
            Accumulated net realized loss on
              investments sold....................     (1,252)
            Net unrealized appreciation of
              investments.........................      3,035
            Paid-in capital.......................    215,242
                                                     --------
            NET ASSETS............................   $217,039
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($204,455,410 / 19,647,958 shares
              outstanding)........................     $10.41
                                                       ======

            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($8,326,351 / 800,842
              shares outstanding).................     $10.40
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.75

            INVESTOR B SHARES
            Net asset value and offering price per
              share** ($4,137,638 / 397,592 shares
              outstanding)........................     $10.41
                                                       ======

            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($119,840 / 11,496 shares
              outstanding)........................     $10.42
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $3,035 on investment securities was comprised of gross appreciation of $4,693 and gross depreciation of $1,658 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $210,910.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):
   MBIA                                                                   23.06%
   AMBAC                                                                  20.67%
   FGIC                                                                   10.68%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    17.68%
   Transportation Revenue                                                 14.49%
   Hospital Revenue                                                       12.00%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.2%
            FLORIDA -- 87.6%
$     870   Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Santa Fe
              Healthcare Facilities,
              Inc. Project) Series
              1993,
              6.000% 11/15/09........  Baa1      AAA    $    909
    1,000   Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Teaching
              Hospital/Clinic
              Project) Series 1996A,
              (MBIA Insured),
              5.000% 12/01/04........  Aaa       AAA       1,012
    1,000   Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  Baa1      BBB+        959
    2,550   Brevard County, Florida,
              Health Facilities
              Authority, Revenue,
              (Holmes Regional
              Medical Center, Inc.
              Project) Series 1996,
              (MBIA Insured),
              5.625% 10/01/14........  Aaa       AAA       2,585
    1,000   Canaveral, Florida, Port
              Authority, Port
              Improvement Revenue
              Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13........  Aaa       AAA       1,030
    2,250   Charlotte County,
              Florida, Utility
              Revenue Refunding,
              Series 1996A, (FGIC
              Insured),
              5.625% 10/01/16........  Aaa       AAA       2,285
    5,175   Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              7.000% 12/01/19........  NR        A-        5,338
    2,500   Dade County, Florida,
              Aviation Revenue,
              Series 1996A, AMT,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       2,579
    1,000   Dade County, Florida,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.125% 06/01/14........  Aaa       AAA       1,069

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   2,000   Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured),
              6.300% 10/01/20........  Aaa       NR     $  2,080
    1,000   Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1994, AMT,
              6.900% 08/01/22........  Baa1      BBB+      1,033
    1,000   Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa1      NR        1,001
    3,000   Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1997A,
              5.000% 01/01/17........  Aa2       AA+       2,837
    1,000   Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,016
    2,500   Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.250% 06/01/16........  Aa2       AA+       2,453
    2,000   Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+       1,873
    1,000   Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26........  Aa2       AA+         963
    1,000   Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100, 7.000%
              12/01/24...............  NR        BBB+      1,048
    2,985   Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1997-2,
              AMT, (MBIA Insured),
              5.750% 07/01/14........  Aaa       AAA       3,032

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   1,630   Florida, Housing Finance
              Corporation, Revenue
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 01/01/11........  Aaa       AAA    $  1,623
    3,000   Gainesville, Florida,
              Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11........  Aa3       AA        3,399
    1,000   Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  Aa3       AA        1,071
    1,000   Hillsborough County,
              Florida, Utilities
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.500% 08/01/12........  Aaa       AAA       1,012
    5,000   Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.650% 10/01/14........  Aaa       AAA       5,105
    5,000   Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.375% 10/01/18........  Aaa       AAA       4,885
    2,430   Leon County, Florida,
              Capital Improvement
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 10/01/17........  Aaa       AAA       2,348
    2,300   Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown
              Cogeneration Project)
              Series 1995B, AMT,
              8.050% 12/15/25........  Baa3      BBB-      2,344
    2,620   Miami Beach, Florida,
              Water and Sewer
              Revenue, Series 1995,
              (FSA Insured),
              5.375% 09/01/15........  Aaa       AAA       2,619
    3,500   Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.250% 10/01/15........  Aaa       AAA       3,391
    2,000   North Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              5.250% 01/15/17........  Aaa       AAA       1,922

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   5,000   Okaloosa County, Florida,
              Gas Distribution
              Revenue Refunding,
              Series 1994, (MBIA
              Insured), Prerefunded
              10/01/04 @ 102,
              6.875% 10/01/19........  Aaa       AAA    $  5,505
      935   Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project),
              Series 1993B, (MBIA
              Insured),
              5.000% 10/01/10........  Aaa       AAA         934
    3,260   Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       3,573
    1,260   Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,385
    3,000   Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       2,602
    1,000   Orange County, Florida,
              Tourist Development Tax
              Revenue, Series 1994B,
              (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.000% 10/01/14........  Aaa       AAA       1,070
    2,950   Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue,
              Series 1999A, AMT,
              (FGIC Insured),
              5.250% 10/01/10........  Aaa       AAA       2,971
    1,500   Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1994A,
              5.000% 10/01/20........  Aa2       AA-       1,377
    3,000   Orlando, Florida,
              Utilities Commission,
              Water and Electricity
              Revenue Refunding,
              Series 1989D,
              6.750% 10/01/17........  Aa2       AA-       3,425

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   1,000   Osceola County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Evangelical
              Lutheran Good Samaritan
              Society Project) Series
              1994, (AMBAC Insured),
              6.000% 05/01/10........  Aaa       AAA    $  1,048
    1,500   Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993, Prerefunded
              10/01/05 @ 100,
              6.200% 10/01/11........  Aaa       NR        1,592
    1,000   Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR          981
    5,065   Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue,
              Unrefunded Balance,
              Series 1997A, (AMBAC
              Insured),
              6.000% 10/01/10........  Aaa       AAA       5,485
    2,000   Pensacola, Florida,
              Airport Revenue, Series
              1997B, AMT, (MBIA
              Insured),
              5.625% 10/01/14........  Aaa       AAA       2,023
    4,000   Pinellas County, Florida,
              Capital Improvement
              Revenue, Series 2000,
              4.500% 01/01/06........  Aa3       NR        3,979
    1,000   Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa
              Electric Company
              Project) Series 1996,
              AMT,
              5.850% 12/01/30........  Aa2       A1+       1,006
    4,000   South Miami, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Health Systems
              Obligation Group
              Project) Series 1995,
              (MBIA Insured),
              5.375% 10/01/16........  Aaa       AAA       3,927

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   2,500   Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, GO, Series
              1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24........  NR        BBB-   $  2,755
    1,000   Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12........  Aaa       AAA       1,004
    2,000   Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17........  Aaa       AAA       1,953
    2,500   Tampa, Florida, Sports
              Authority, Sales Tax
              Revenue, (Tampa Bay
              Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15........  Aaa       AAA       2,639
    1,000   Tampa, Florida, Tax
              Allocation, (H-Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured),
              4.875% 03/01/06........  Aaa       AAA       1,012
    1,000   Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1996A,
              6.125% 10/15/26........  Baa2      NR        1,009
    2,380   Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1999A,
              5.750% 10/15/29........  Baa2      NR        2,264
                                                        --------
                                                         120,340
                                                        --------
            GUAM -- 5.3%
    3,820   Guam, Airport Authority,
              Revenue, Series 1993A,
              6.375% 10/01/10........  NR        BBB       4,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GUAM -- (CONTINUED)
$   3,000   Guam, Power Authority,
              Revenue, Series 1994A,
              Prerefunded 10/01/04 @
              102,
              6.750% 10/01/24........  NR        AAA    $  3,308
                                                        --------
                                                           7,333
                                                        --------
            PUERTO RICO -- 4.3%
    4,190   Puerto Rico Commonwealth,
              GO, Series 1997, (MBIA
              Insured),
              6.500% 07/01/15........  Aaa       AAA       4,806
    1,000   Puerto Rico, Industrial
              Tourist Educational
              Medical and
              Environmental
              Authority, Control
              Facilities Hospital
              Revenue, (Hospital
              Auxilio Mutuo
              Obligation Group
              Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16........  Aaa       AAA       1,049
                                                        --------
                                                           5,855
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $128,519)........................    133,528
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.2%
              (Cost $1,710)
  1,710     Nations Municipal Reserves#...........      1,710
                                                     --------
            TOTAL INVESTMENTS
              (Cost $130,229*).............   98.4%   135,238
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.6%
            Cash..................................   $      6
            Receivable for investment securities
              sold................................      3,930
            Receivable for Fund shares sold.......         30
            Interest receivable...................      3,134
            Payable for Fund shares redeemed......       (183)
            Investment advisory fee payable.......        (31)
            Administration fee payable............        (23)
            Shareholder servicing and distribution
              fees payable........................        (19)
            Distributions payable.................       (551)
            Payable for investment securities
              purchased...........................     (3,971)
            Accrued Trustees'/Directors' fees and
              expenses............................        (23)
            Accrued expenses and other
              liabilities.........................        (60)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      2,239
                                                     --------
            NET ASSETS.....................  100.0%  $137,477
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    139
            Accumulated net realized gain on
              investments sold....................        154
            Net unrealized appreciation of
              investments.........................      5,009
            Paid-in capital.......................    132,175
                                                     --------
            NET ASSETS............................   $137,477
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($80,895,710 / 8,423,752 shares
              outstanding)........................      $9.60
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($45,605,066 / 4,748,841
              shares outstanding).................      $9.60
                                                        =====
            Maximum sales charge..................      4.75%
            Maximum offering price per share......     $10.08
                                                       ======
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($10,953,066 / 1,140,518
              shares outstanding).................      $9.60
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($23,253 / 2,422 shares
              outstanding)........................      $9.60
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $5,009 on investment securities was comprised of gross appreciation of $5,312 and gross depreciation of $303 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $130,229.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

    MBIA                                               36.41%
    AMBAC                                              16.87%
    FGIC                                               11.84%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

    Hospital Revenue                                   15.46%
    Special Tax Revenue                                14.22%
    Transportation Revenue                             12.61%
    Electric Revenue                                   10.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 98.1%
            GEORGIA -- 98.1%
 $1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03........  Aa2       AA     $  1,036
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              5.000% 01/01/03........  Aaa       AAA       1,009
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              6.000% 01/01/03........  Aaa       AAA       1,030
  4,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30(a).....  Aaa       AAA       3,943
  2,000     Atlanta, Georgia, Urban
              Residential Financial
              Authority, Multi-Family
              Revenue Refunding,
              (Housing City Plaza
              Project) Series 1998,
              AMT, (FNMA COLL),
              Mandatory Put 12/01/08
              @ 100,
              4.550% 12/01/28........  NR        AAA       1,895
  2,750     Bibb County, Georgia, GO,
              Series 1993,
              5.500% 01/01/08........  A1        AA        2,820
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.550% 03/01/26........  Baa2      NR          896
  1,500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04........  A3        A         1,488
  2,500     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09........  A1        A+        2,581
  1,000     Cherokee County, Georgia,
              School System GO
              Refunding, Series 1992,
              5.900% 06/01/02........  A2        NR        1,023

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cherokee County, Georgia,
              School System GO,
              Series 1993, (AMBAC
              Insured),
              5.875% 02/01/09........  Aaa       AAA    $  1,062
    705     Cherokee County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09........  Aaa       AAA         721
  1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional Medical Center
              Project) Series 1993,
              (MBIA Insured),
              Prerefunded 01/01/03 @
              102,
              5.750% 01/01/08........  Aaa       AAA       1,044
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.100% 07/01/04........  Aaa       AAA       1,018
  3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates, (Southern
              Regional Medical Center
              Project) Series 1998A,
              (MBIA Insured),
              5.250% 08/01/09........  Aaa       AAA       3,274
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.400% 05/01/07........  Aaa       AAA       1,029
  2,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              6.250% 05/01/17........  Aa3       AA        2,149
  2,000     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue
              Refunding, Series 1993,
              5.000% 11/01/03........  Aa1       AA        2,028
  1,000     Cobb County, Georgia,
              Detention Buildings and
              Facilities GO, Series
              1993,
              5.300% 01/01/08........  Aaa       AAA       1,021
  1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.600% 04/01/05........  Aa2       AA        1,231

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.700% 04/01/06........  Aa2       AA     $  1,027
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1991B,
              6.150% 02/01/03........  Aa1       AA        2,072
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995,
              4.800% 02/01/04........  Aa1       AA        2,017
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1993A,
              5.400% 07/01/08........  Aaa       AA        1,024
  2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 05/01/03........  Aaa       AAA       2,330
  1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.100% 05/01/03........  A1        A+        1,013
  1,000     Dalton, Georgia, Building
              Authority Revenue,
              Series 1993,
              5.000% 07/01/02........  A1        NR        1,009
  1,500     Dalton, Georgia, Multiple
              Utilities Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              4.450% 01/01/03........  Aaa       AAA       1,498
  4,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14........  Aa1       AA        4,162
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series 1993,
              5.000% 07/01/03........  Aa2       AA        1,014
  1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11........  Aa3       AA          995
  3,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured),
              5.970%(+) 02/01/18.....  Aaa       AAA       1,269

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $6,440     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa2      BBB-   $  5,960
  1,000     Fayette County, Georgia,
              School District, GO
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 03/01/03........  Aaa       AAA       1,036
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15........  Aa2       AA-       1,063
  1,500     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              5.800% 09/01/01........  Baa1      NR        1,517
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              Prerefunded 09/01/02 @
              102,
              6.000% 09/01/03........  Baa1      NR        1,043
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              4.900% 10/01/03........  Aaa       NR        2,020
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14........  Aaa       NR        1,023
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured),
              4.600% 11/15/09........  Aaa       AAA       1,921
  1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding Certificates,
              (Grady Memorial
              Hospital Project)
              Series 1993, (MBIA
              Insured),
              5.250% 01/01/04........  Aaa       AAA       1,020

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,025     Fulton County, Georgia,
              Building Authority,
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A,
              5.700% 01/01/04........  Aa3       AA     $  1,059
  1,735     Fulton County, Georgia,
              Development Authority,
              Revenue, (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17........  Aa1       AA+       1,625
  1,000     Fulton County, Georgia,
              Hospital Authority,
              Revenue Refunding
              Anticipation
              Certificates,
              (Northside Project)
              Series 1992A, (MBIA
              Insured),
              6.000% 10/01/01........  Aaa       AAA       1,015
  2,900     Fulton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde
              Place Apartments
              Project) Series 1996A,
              AMT, Prerefunded
              07/01/08 @ 100,
              6.375% 01/01/27........  NR        AAA       3,156
  1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04........  Aa2       AA        1,583
  1,500     Georgia State, GO
              Refunding, Series
              1992A,
              6.250% 03/01/06........  Aaa       AAA       1,616
  1,200     Georgia State, GO, Series
              1992B,
              6.000% 03/01/04........  Aaa       AAA       1,256
  2,750     Georgia State, GO, Series
              1993C,
              6.500% 07/01/05........  Aaa       AAA       2,973
  2,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13........  Aaa       AAA       2,132
    885     Georgia State, Housing
              and Finance Authority,
              Revenue, (Home
              Ownership Program)
              Series 1992B, AMT,
              6.600% 06/01/25........  NR        AA+         904
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              5.000% 07/01/07........  Aaa       AAA       1,020

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,880     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium Project)
              Series 2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05(a).....  Aaa       AAA    $  4,092
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994,
              6.000% 07/01/04........  NR        A-        1,566
  1,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured),
              5.250% 02/01/10........  Aaa       AAA       1,008
  1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              6.300% 12/01/05........  A1        NR        1,075
  2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14........  Aaa       AAA       2,194
  1,000     Henry City and County,
              Georgia, Water and
              Sewer Authority,
              Improvement Revenue
              Refunding, Series
              1993A,
              5.000% 02/01/07........  A2        NR        1,008
    450     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              5.250% 07/01/09........  Aaa       AAA         461
  1,550     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, Prerefunded
              07/01/07 @ 102, (AMBAC
              Insured),
              5.250% 07/01/09........  Aaa       AAA       1,613
  2,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, Prerefunded
              07/01/07 @ 102, (AMBAC
              Insured),
              6.000% 07/01/29........  Aaa       AAA       2,072

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Henry County, Georgia,
              School District, GO,
              Series 1992A,
              5.700% 08/01/02........  Aa3       A+     $  1,021
  2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State Aid
              Withholding, MBIA
              Insured),
              5.500% 03/01/16........  Aaa       AAA       2,004
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue
              Refunding, Series
              1994A,
              4.700% 10/01/04........  A1        AA-       1,004
  1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue, (Weyerhaeuser
              Company Project) Series
              1982,
              9.000% 10/01/07........  A3        A         1,247
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.500% 02/01/16........  Aaa       AAA       1,004
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              5.900% 07/01/03........  Aaa       AAA       3,107
    540     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1983D,
              7.000% 07/01/11........  Aaa       AAA         632
  2,500     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13........  Aaa       AAA       2,469
  2,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15........  Aaa       AAA       1,938
  1,000     Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/12........  A3        A         1,110
  1,100     Paulding County, Georgia,
              School District, GO,
              Series 1992A,
              6.400% 02/01/04........  A2        A         1,160

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.750% 06/01/15........  Aaa       AAA    $    918
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.800% 06/01/16........  Aaa       AAA         916
  1,400     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1992C,
              5.750% 10/01/02........  Aa1       AA        1,435
  1,000     Richmond County, Georgia,
              Board of Education, GO
              Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06........  Aaa       AAA       1,002
  2,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10........  Aaa       AAA       2,080
  2,000     Roswell, Georgia, GO,
              Series 2000,
              5.500% 02/01/12........  Aaa       AAA       2,073
  1,000     Savannah, Georgia,
              Economic Development
              Authority, Revenue
              Refunding, (Union Camp
              Corporation Project)
              Series 1993,
              5.150% 05/01/02........  Baa1      NR        1,004
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/11........  Ba1       BB        1,336
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/11........  Aaa       NR        1,239

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/12........  Aaa       NR     $  1,314
  1,500     Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Savannah Energy
              Systems Company
              Project) Series 1992,
              5.850% 12/01/01........  A1        A+        1,523
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/09........  Aa3       AA-       1,009
  2,570     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10........  NR        BBB+      2,604
                                                        --------
                                                         136,908
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $134,592)........................    136,908
                                                        --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.9%
              (Cost $1,275)
  1,275     Nations Municipal Reserves#...........      1,275
                                                     --------
            TOTAL INVESTMENTS
              (Cost $135,867*).............   99.0%   138,183
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.0%
            Receivable for investment securities
              sold................................   $     26
            Interest receivable...................      2,127
            Payable for Fund shares redeemed......        (26)
            Investment advisory fee payable.......        (20)
            Administration fee payable............        (23)
            Shareholder servicing and distribution
              fees payable........................         (8)
            Distributions payable.................       (544)
            Accrued Trustees'/Directors' fees and
              expenses............................        (24)
            Accrued expenses and other
              liabilities.........................        (43)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      1,465
                                                     --------
            NET ASSETS.....................  100.0%  $139,648
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
---------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     96
            Accumulated net realized loss on
              investments sold....................     (1,057)
            Net unrealized appreciation of
              investments.........................      2,316
            Paid-in capital.......................    138,293
                                                     --------
            NET ASSETS............................   $139,648
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($120,635,316 / 11,466,838 shares
              outstanding)........................     $10.52
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($11,683,255 / 1,110,523
              shares outstanding).................     $10.52
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.87
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,591,598 / 626,541 shares
              outstanding)........................     $10.52
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($738,316 / 70,180 shares
              outstanding)........................     $10.52
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,316 on investment securities was comprised of gross appreciation of $3,240 and gross depreciation of $924 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $135,867.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   17.08%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    29.83%
   Industrial Development Revenue/
     Pollution Control Revenue                                            12.47%
   Pre-Refunded                                                           11.81%
   Hospital Revenue                                                       10.98%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 100.4%
            GEORGIA -- 100.4%
 $  500     Atlanta and Fulton
              County, Georgia,
              Recreation Authority,
              Public Improvement
              Revenue, (Downtown Area
              Project) Series 1996A,
              (MBIA Insured),
              5.375% 12/01/26........  Aaa       AAA    $    481
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30(a).....  Aaa       AAA         986
    500     Bartow County, Georgia,
              School District, GO,
              Series 1993,
              Prerefunded 05/01/03 @
              102, 5.300% 05/01/08...  A1        A           518
  1,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27........  A1        A+        1,016
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              5.600% 05/01/18........  Aa3       AA        1,007
    500     Columbia County, Georgia,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.250% 04/01/13........  Aaa       AAA         536
  1,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14........  Aa1       AA        1,041
  1,000     DeKalb County, Georgia,
              GO Refunding, Series
              1993,
              5.250% 01/01/20........  Aa1       AA+         957
  2,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured),
              6.000%(+) 02/01/19.....  Aaa       AAA         848
  1,000     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa2      BBB-        925

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Fayette County, Georgia,
              School District, GO,
              Series 1994,
              6.125% 03/01/15........  Aa3       A+     $    533
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15........  Aa2       AA-       1,063
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14........  Aaa       NR        1,023
    500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.125% 01/01/10........  Baa3      AAA         505
  1,300     Fulton County, Georgia,
              Water and Sewer
              Revenue, Series 1998,
              4.750% 01/01/20........  A1        AA-       1,139
  1,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13........  Aaa       AAA       1,066
  1,200     Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1998B-3,
              4.400% 06/01/17........  Aa2       AAA       1,183
  1,075     Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1999B-2,
              6.100% 06/01/31........  Aa2       AAA       1,086
  1,000     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium Project)
              Series 2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05(a).....  Aaa       AAA       1,055
    500     Hall County, Georgia,
              School District, GO
              Refunding, Series 1997,
              (State Aid
              Withholding),
              4.500% 11/01/14........  Aa2       NR          446
  1,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, Prerefunded
              07/01/07 @ 102, (AMBAC
              Insured),
              6.000% 07/01/29........  Aaa       AAA       1,036

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project)
              Series 1997, AMT, (FNMA
              COLL), Mandatory Put
              06/01/15 @ 100,
              6.250% 12/01/29........  NR        AAA    $    512
  1,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15........  Aaa       AAA         968
    500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08........  Aaa       AAA         553
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.250% 10/01/20........  A3        NR          928
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.375% 10/01/29........  A3        NR          922
  1,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10........  Aaa       AAA       1,040
    500     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23........  Ba1       BB          534
    450     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue,
              (St. Joseph's Hospital
              Project) Series 1993,
              Prerefunded 07/01/03 @
              102, 6.125% 07/01/12...  A2        NR          476

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue,
              (St. Josephs - Candler
              Health Systems Project)
              Series 1998B, (FSA
              Insured),
              5.250% 07/01/10........  Aaa       NR     $  1,019
    500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/ FNMA
              COLL),
              7.125% 12/01/25........  Aaa       NR          523
  1,000     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10........  NR        BBB+      1,013
                                                        --------
                                                          26,938
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $26,273).........................     26,938
                                                        --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.7%
              (Cost $723)
    723     Nations Municipal Reserves#............       723
                                                      -------
            TOTAL INVESTMENTS
              (Cost $26,996*)...............  103.1%   27,661
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................   (3.1)%
            Cash...................................   $     1
            Interest receivable....................       462
            Payable for Fund shares redeemed.......        (1)
            Administration fee payable.............        (4)
            Shareholder servicing and distribution
              fees payable.........................        (9)
            Distributions payable..................       (98)
            Payable for investment securities
              purchased............................    (1,139)
            Accrued Trustees'/Directors' fees and
              expenses.............................       (22)
            Accrued expenses and other
              liabilities..........................       (22)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................      (832)
                                                      -------
            NET ASSETS......................  100.0%  $26,829
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                       VALUE
                                                       (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    49
            Accumulated net realized loss on
              investments sold.....................      (931)
            Net unrealized appreciation of
              investments..........................       665
            Paid-in capital........................    27,046
                                                      -------
            NET ASSETS.............................   $26,829
                                                      =======
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($15,217,300 / 1,579,152 shares
              outstanding).........................     $9.64
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,773,365 / 184,015
              shares outstanding)..................     $9.64
                                                        =====
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.12
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($9,783,689 / 1,015,087
              shares outstanding)..................     $9.64
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($55,075 / 5,712 shares
              outstanding).........................     $9.64
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $665 on investment securities was comprised of gross appreciation of $824 and gross depreciation of $159 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $26,996.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   13.39%
Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    22.17%
   Housing Revenue                                                        12.63%
   Education Revenue                                                      12.29%
   Industrial Development Revenue/
     Pollution Control Revenue                                            10.64%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 101.6%
            KANSAS -- 94.4%
 $ 1,000    Butler County, Kansas,
              Unified School District
              Number 402, GO
              Refunding, Series 1994,
              (FSA Insured),
              5.000% 10/01/07........  Aaa       AAA    $  1,009
   1,000    Douglas County, Kansas,
              Unified School District
              Number 497, GO, Series
              1995A,
              5.700% 09/01/05........  Aa3       NR        1,027
   1,860    Fairway, Kansas,
              Industrial Revenue
              Refunding, (JC Nichols
              Company Project) Series
              1998, (GTY AGMT),
              4.400% 03/01/03........  NR        AA        1,840
     570    Holton, Kansas,
              Industrial Revenue
              Refunding, (Wal-Mart
              Stores Inc. Project)
              Series 1991,
              6.750% 01/01/06........  NR        AA          572
   1,185    Johnson County, Kansas,
              Unified School District
              Number 223, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              5.500% 09/01/04........  Aaa       AAA       1,225
   1,705    Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.400% 10/01/04........  Aaa       AAA       1,744
   1,500    Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.800% 10/01/08........  Aaa       AAA       1,542
     500    Johnson County, Kansas,
              Unified School District
              Number 229, GO, Series
              1991A,
              6.100% 10/01/02........  Aa1       AA          507
   1,180    Johnson County, Kansas,
              Unified School District
              Number 229, GO, Series
              1994A,
              6.250% 10/01/03........  Aa1       AA        1,237
   1,165    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.550% 10/01/08........  Aaa       AAA       1,145

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,130    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.600% 10/01/09........  Aaa       AAA    $  1,107
   1,260    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.700% 10/01/10........  Aaa       AAA       1,235
   1,250    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1992,
              (AMBAC Insured),
              6.000% 09/01/06........  Aaa       AAA       1,285
     750    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              5.500% 09/01/05........  Aaa       AAA         776
     750    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              5.625% 09/01/07........  Aaa       AAA         779
   2,760    Johnson County, Kansas,
              Unified School District
              Number 233, GO, Series
              1999A, (FGIC Insured),
              5.375% 09/01/14........  Aaa       NR        2,791
   1,000    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO Refunding,
              Series 1996,
              4.450% 10/01/05........  Aa1       AA          995
   1,250    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO Refunding,
              Series 1996B,
              4.850% 10/01/08........  Aa1       AA        1,256
   1,510    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995,
              5.200% 10/01/07........  Aa1       AA        1,545
   1,380    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995,
              5.200% 10/01/08........  Aa1       AA        1,405

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   600    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1991,
              6.000% 12/01/01........  Aa1       AA+    $    606
     500    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1991,
              6.100% 06/01/02........  Aa1       AA+         505
     750    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 06/01/04........  Aa1       AA+         754
     720    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 12/01/04........  Aa1       AA+         724
     750    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.800% 06/01/05........  Aa1       AA+         754
     595    Junction City, Kansas,
              Water and Sewer,
              Revenue, Series 1996A,
              (MBIA Insured),
              4.900% 09/01/07........  Aaa       AAA         608
     500    Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.600% 08/01/02........  Aa        NR          508
     500    Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.800% 08/01/04........  Aa        NR          518
   2,230    Kansas City, Kansas,
              Utilities System
              Revenue, Series 1994,
              Prerefunded, (FGIC
              Insured),
              6.375% 09/01/23........  Aaa       AAA       2,413
   1,200    Kansas State, Department
              of Transportation
              Highway, Revenue,
              Series 1992,
              6.000% 03/01/02........  Aa2       AA+       1,225
     895    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992A,
              5.800% 09/01/05........  Aa2       AA+         933
   1,000    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1993,
              4.800% 03/01/02........  Aa2       AA+       1,005

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,055    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1994,
              4.800% 09/01/08........  Aa2       AA+    $  1,058
     955    Kansas State, Development
              Financing Authority,
              Revenue, (Sisters of
              Charity Leavenworth
              Project) Series 1998,
              5.000% 12/01/14........  Aaa       AAA         910
     735    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              4.800% 11/15/04........  Aaa       NR          740
     670    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              4.900% 11/15/05........  Aaa       NR          677
     510    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 11/15/06........  Aaa       NR          517
   4,190    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Sisters of
              Charity Project) Series
              2000J,
              6.250% 12/01/28........  Aa3       AA        4,295
     620    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured),
              4.700% 11/15/05........  Aaa       AAA         620
     675    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured),
              4.750% 11/15/06........  Aaa       AAA         676

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   605    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured),
              4.700% 11/15/05........  Aaa       AAA    $    605
     630    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured),
              4.750% 11/15/06........  Aaa       AAA         631
     740    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured),
              5.600% 11/15/07........  Aaa       AAA         770
     500    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA         521
     730    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996G,
              (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA         760
     890    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project), Series 1996G,
              (MBIA Insured),
              5.700% 11/15/08........  Aaa       AAA         928
  10,000    Kansas State, Development
              Financing Authority,
              Revenue, (Board of
              Regents Rehab Project)
              Series 1997G-2,
              5.000% 10/01/10........  Aaa       AAA      10,048
     500    Kansas State, Development
              Financing Authority,
              Revenue, (Department of
              Corrections El Dorado
              Project) Series 1992L,
              (MBIA Insured),
              5.500% 02/01/02........  Aaa       AAA         506

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 2,785    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1997,
              (AMBAC Insured),
              5.000% 04/01/17........  Aaa       NR     $  2,618
   3,700    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1997,
              (AMBAC Insured),
              5.000% 04/01/20........  Aaa       NR        3,401
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1998,
              4.750% 04/01/18........  A2        NR          879
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1998,
              5.000% 04/01/21........  A2        NR          901
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Water
              Pollution Control
              Project) Series 1993I,
              5.300% 11/01/02........  Aa1       AA+       1,016
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Water
              Pollution Control
              Project) Series 1993II,
              5.400% 11/01/03........  Aa1       AA+       1,025
     845    Kansas State, Development
              Financing Authority,
              Revenue, Series 1992L,
              Unrefunded Balance,
              (MBIA Insured),
              5.625% 08/01/03........  Aaa       AAA         856
   1,150    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.250% 09/01/11........  Aaa       AAA       1,165
   1,265    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12........  Aaa       AAA       1,281

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,525    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13........  Aaa       AAA    $  1,541
   2,000    Leavenworth County,
              Kansas, GO, Series
              1997A, (AMBAC Insured),
              4.900% 12/01/06........  Aaa       AAA       2,024
   1,000    Lenexa, Kansas, GO,
              Series 1991B,
              6.200% 09/01/01........  Aa2       AA        1,016
   1,425    Lenexa, Kansas,
              Industrial Revenue, (WW
              Grainger Inc. Project)
              Series 1983,
              4.500% 12/15/08........  NR        AA-       1,373
     575    Pottawatomie County,
              Kansas, Unified School
              District Number 320, GO
              Refunding, Series 1990,
              (AMBAC Insured),
              6.500% 10/01/01........  Aaa       AAA         586
     950    Reno County, Kansas,
              Unified School District
              Number 308, Hutchinson,
              GO, Series 1995, (FSA
              Insured),
              5.500% 09/01/07........  Aaa       AAA         982
     860    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/08........  Aaa       AAA         924
     925    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/09........  Aaa       AAA         997
     995    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/10........  Aaa       AAA       1,071
     500    Salina, Kansas, Hospital
              Revenue Refunding,
              (Asbury-Salina Regional
              Medical Center Project)
              Series 1993, (AMBAC
              Insured),
              5.100% 10/01/06........  Aaa       AAA         505

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   500    Salina, Kansas, Water and
              Sewer, Revenue
              Refunding, Series 1994,
              (MBIA Insured),
              4.800% 09/01/05........  Aaa       AAA    $    501
     710    Salina, Kansas, Water and
              Sewer, Revenue
              Refunding, Series 1994,
              (MBIA Insured),
              4.900% 09/01/06........  Aaa       AAA         712
   1,010    Saline County, Kansas,
              Unified School District
              Number 305, Salina, GO
              Refunding, Series 1999,
              (FSA Insured),
              5.250% 09/01/13........  Aaa       NR        1,011
   1,000    Sedgwick County, Kansas,
              Public Building
              Commission, Revenue,
              (Exploration Place
              Project) Series 1997A,
              5.125% 08/01/22........  Aa1       AA          926
      10    Sedgwick County, Kansas,
              Single-Family Mortgage,
              Revenue Refunding,
              Series 1994B-II, (GNMA
              COLL),
              5.500% 11/01/04........  Aaa       NR           10
   1,000    Sedgwick County, Kansas,
              Unified School District
              Number 260, GO
              Refunding, Series 1993,
              (AMBAC Insured),
              4.750% 10/01/02........  Aaa       AAA       1,000
   1,000    Sedgwick County, Kansas,
              Unified School District
              Number 265, Goddard,
              GO, Series 1994, (FSA
              Insured),
              5.350% 10/01/04........  Aaa       AAA       1,029
   1,000    Sedgwick County, Kansas,
              Unified School District
              Number 265, Goddard,
              GO, Series 1994, (FSA
              Insured),
              5.400% 10/01/05........  Aaa       AAA       1,031
   1,250    Sedgwick County, Kansas,
              Unified School District
              Number 265, Goddard,
              GO, Series 1994, (FSA
              Insured),
              5.500% 10/01/06........  Aaa       AAA       1,294
     785    Sedgwick County, Kansas,
              Unified School District
              Number 266, Maize, GO,
              Series 1994B, (FSA
              Insured),
              5.700% 09/01/07........  Aaa       AAA         810

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   845    Sedgwick County, Kansas,
              Unified School District
              Number 266, Maize, GO,
              Series 1994B, (FSA
              Insured),
              5.800% 09/01/08........  Aaa       AAA    $    874
     500    Sedgwick County, Kansas,
              Unified School District
              Number 267, GO
              Refunding, Series 1995,
              (AMBAC Insured),
              6.100% 11/01/08........  Aaa       AAA         535
     755    Sedgwick County, Kansas,
              GO Refunding, Series
              1993B,
              4.700% 08/01/05........  Aa1       AA+         755
   1,245    Sedgwick County, Kansas,
              Unified School District
              Number 266, Maize, GO,
              Series 1994B,
              6.500% 09/01/02........  Aaa       AAA       1,291
     500    Shawnee County, Kansas,
              GO Refunding, Series
              1992C,
              5.500% 09/01/03........  Aa3       NR          509
     500    Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured),
              5.000% 08/15/07........  Aaa       AAA         505
     500    Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured),
              5.100% 08/15/09........  Aaa       AAA         504
     530    Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.800% 12/01/05........  Aa3       AA          530
     555    Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.900% 12/01/06........  Aa3       AA          556
     895    Shawnee County, Kansas,
              Unified School District
              Number 345, Seaman, GO,
              Series 1994, (MBIA
              Insured),
              5.400% 09/01/06........  Aaa       AAA         922

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   950    Shawnee County, Kansas,
              Unified School District
              Number 345, Seaman, GO,
              Series 1994, (MBIA
              Insured),
              5.500% 09/01/07........  Aaa       AAA    $    982
     500    Shawnee County, Kansas,
              Unified School District
              Number 437, Auburn -
              Washburn, GO Refunding,
              Series 1992, (FGIC
              Insured),
              6.100% 09/01/02........  Aaa       AAA         511
     795    Shawnee County, Kansas,
              Unified School District
              Number 437, Auburn -
              Washburn, GO Refunding,
              Series 1992, (FGIC
              Insured),
              6.400% 03/01/05........  Aaa       AAA         814
   1,050    Shawnee County, Kansas,
              Unified School District
              Number 501, GO, Series
              1995, (FGIC Insured),
              5.300% 02/01/04........  Aaa       AAA       1,068
   1,000    Wichita, Kansas, GO
              Refunding, Series
              1993D,
              4.500% 03/01/04........  Aa2       AA        1,000
   1,000    Wichita, Kansas, GO
              Refunding, Series
              1993D,
              4.600% 03/01/05........  Aa2       AA        1,001
   1,000    Wichita, Kansas, GO,
              Series 1993,
              4.400% 03/01/03........  Aa2       AA          999
     500    Wichita, Kansas, Hospital
              Revenue Refunding, (St.
              Frances - III Project)
              Series 1992A-3,
              5.800% 10/01/01........  Aaa       AAA         507
     500    Wichita, Kansas, Public
              Building Community,
              Revenue Refunding,
              (Witchita State
              University Project)
              Series 1992G-1, (AMBAC
              Insured),
              5.200% 02/01/03........  Aaa       AAA         504
   1,175    Wichita, Kansas, Water
              and Sewer Utilities,
              Revenue Refunding,
              Series 1993B, (FGIC
              Insured),
              5.400% 10/01/02........  Aaa       AAA       1,187
   1,225    Wichita, Kansas, Water
              and Sewer Utilities,
              Revenue Refunding,
              Series 1993B, (FGIC
              Insured),
              5.550% 10/01/03........  Aaa       AAA       1,237

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,000    Wichita, Kansas, Water
              and Sewer Utilities,
              Revenue Refunding,
              Series 1993B, (FGIC
              Insured),
              5.500% 10/01/04........  Aaa       AAA    $  1,010
   5,260    Wyandotte County Kansas
              City, Kansas, Unified
              Government Utilities
              System, Revenue
              Refunding, Series 1998,
              (MBIA Insured),
              5.000% 09/01/07........  Aaa       AAA       5,344
                                                        --------
                                                         115,467
                                                        --------
            ALASKA -- 1.0%
   2,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              5.110%(+) 06/30/09.....  Aaa       AAA       1,279
                                                        --------
            ILLINOIS -- 2.9%
   3,675    Chicago, Illinois, Water
              Revenue, Capital
              Appreciation, Series
              1997, (FGIC Insured),
              5.200%(+) 11/01/10.....  Aaa       AAA       2,196
                                                        --------
   2,200    Southern, Illinois,
              University Revenue,
              Capital Appreciation,
              (Housing and Auxillary
              Facilities Systems
              Project) Series 1997,
              (MBIA Insured),
              5.100%(+) 04/01/10.....  Aaa       AAA       1,354
                                                        --------
                                                           3,550
                                                        --------
            OHIO -- 1.7%
   2,000    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB       2,026
                                                        --------
            TEXAS -- 1.6%
   2,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              6.150% 05/01/29........  Baa1      BBB-      2,007
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $123,657)........................    124,329
                                                        --------

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 0.4%
            (Cost $498)
    498   Nations Municipal Reserves#...........   $    498
                                                   --------
          TOTAL INVESTMENTS
            (Cost $124,155*).............  102.0%   124,827
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   (2.0)%
          Cash..................................   $      7
          Receivable for investment securities
            sold................................      1,011
          Interest receivable...................      1,896
          Payable for Fund shares redeemed......       (173)
          Investment advisory fee payable.......        (16)
          Administration fee payable............        (20)
          Distributions payable.................       (458)
          Payable for investment securities
            purchased...........................     (4,610)
          Accrued Trustees'/Directors' fees and
            expenses............................         (2)
          Accrued expenses and other
            liabilities.........................        (96)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................     (2,461)
                                                   --------
          NET ASSETS.....................  100.0%  $122,366
                                                   ========
          NET ASSETS CONSIST OF:
          Accumulated net realized gain on
            investments sold....................   $     16
          Net unrealized appreciation of
            investments.........................        672
          Paid-in capital.......................    121,678
                                                   --------
          NET ASSETS............................   $122,366
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($120,803,978 / 12,076,305 shares
            outstanding)........................     $10.00
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($1,313,245 / 131,338
            shares outstanding).................     $10.00
                                                     ======
          Maximum sales charge..................      3.25%
          Maximum offering price per share......     $10.34
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($248,247 / 24,827 shares
            outstanding)........................     $10.00
                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $672 on investment securities was comprised of gross appreciation of $1,626 and gross depreciation of $954 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $124,155.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Kansas Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   16.76%
   FGIC                                                                   16.34%
   AMBAC                                                                  15.71%

Nations Kansas Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    31.22%
   Hospital Revenue                                                       16.61%
   Water Revenue                                                          16.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.1%
            MARYLAND -- 91.4%
 $1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1991B,
              6.200% 04/15/03.........  Aa1       AA+    $  1,029
  1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.125% 07/15/08.........  Aa2       AA+       1,019
  2,855     Anne Arundel County,
              Maryland, GO, Series
              1995,
              5.200% 04/01/08.........  Aa1       AA+       2,939
  1,000     Baltimore County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991,
              6.100% 07/01/01.........  Aaa       AAA       1,013
  1,375     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO Refunding,
              Series 1992,
              5.750% 05/01/02.........  Aaa       AAA       1,404
  1,000     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO Refunding,
              Series 1992,
              5.800% 05/01/03.........  Aaa       AAA       1,034
  1,720     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.200% 10/15/02.........  Aaa       AAA       1,778
  1,075     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.375% 10/15/07.........  Aaa       AAA       1,181
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, (AMBAC Insured),
              5.300% 10/15/06.........  Aaa       AAA       1,019
  1,740     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.300% 10/15/16.........  Aaa       AAA       1,723
  1,000     Baltimore, Maryland,
              Convention Center
              Revenue Refunding,
              Series 1998, (MBIA
              Insured),
              5.000% 09/01/06.........  Aaa       AAA       1,018

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,725     Baltimore, Maryland,
              Exchanged Revenue,
              Series 1996A, (FGIC
              Insured),
              5.900% 07/01/10.........  Aaa       AAA    $  1,863
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04.........  Aaa       AAA       1,087
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07.........  Aaa       AAA       1,137
  1,750     Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              Project) Series 1985,
              6.500% 12/01/10.........  Aa3       AA-       1,844
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1993A, (MBIA
              Insured),
              5.100% 07/01/04.........  Aaa       AAA       1,019
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured),
              5.000% 07/01/22.........  Aaa       AAA         927
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured),
              5.000% 07/01/24.........  Aaa       AAA         922
    500     Carroll County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1990, Prerefunded
              10/01/00 @ 102,
              6.900% 10/01/02.........  Aaa       AA          510
  1,350     Carroll County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991,
              6.000% 11/01/00.........  Aa3       AA        1,352
  1,000     Cecil County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.300% 12/01/00.........  Aaa       AAA       1,001
  1,810     Charles County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 01/15/03.........  Aaa       AAA       1,865

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  750     Charles County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991, Prerefunded
              06/01/01 @ 102,
              6.450% 06/01/04.........  Aaa       AA     $    775
  2,135     Frederick County,
              Maryland, GO Refunding,
              Series 1993,
              5.350% 07/01/05.........  Aa2       AA        2,195
  1,000     Frederick County,
              Maryland, GO, Series
              1991B,
              6.300% 07/01/06.........  Aa2       AA        1,046
  2,000     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.750% 12/01/01.........  Aaa       AAA       2,031
  2,240     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured),
              6.000% 12/01/05.........  Aaa       AAA       2,345
    600     Harford County, Maryland,
              GO, Series 1991,
              Prerefunded 12/01/00 @
              102,
              6.100% 12/01/04.........  Aaa       AAA         614
  1,455     Harford County, Maryland,
              Public Improvement GO,
              Series 1992,
              5.300% 09/01/03.........  Aa2       AA        1,489
  1,545     Howard County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1993A,
              5.000% 08/15/03.........  Aaa       AAA       1,570
     20     Howard County, Maryland,
              Consolidated Public
              Improvement GO,
              Prerefunded, Series
              1993A, Prerefunded
              08/15/05 @ 100,
              5.250% 08/15/06.........  Aaa       AAA          21
  1,500     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/16(a)......  Aaa       AAA       1,491
  2,000     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/18.........  Aaa       AAA       1,964

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Howard County, Maryland,
              Metropolitan District,
              GO Refunding, Series
              1991B,
              6.000% 08/15/03(a)......  Aaa       AAA    $  1,042
  1,980     Howard County, Maryland,
              Public Improvement GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 08/15/06.........  Aaa       AAA       2,040
  1,530     Laurel, Maryland, Public
              Improvement GO
              Refunding, 1996A, (FGIC
              Insured),
              5.000% 10/01/11.........  Aaa       AAA       1,533
  1,000     Maryland State Economic
              Development Corporation,
              Student Housing Revenue,
              Series 1999A,
              5.700% 06/01/12.........  Baa3      NR          990
    815     Maryland State Economic
              Development Corporation,
              Student Housing Revenue,
              Series 1999A,
              6.000% 06/01/19.........  Baa3      NR          789
  1,200     Maryland State,
              Certificates of
              Participation Refunding,
              (State Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.700% 06/01/01.........  Aa3       AA-       1,210
  1,200     Maryland State,
              Certificates of
              Participation Refunding,
              (State Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.800% 06/01/02.........  Aa3       AA-       1,225
  1,410     Maryland State,
              Certificates of
              Participation, Revenue,
              (Aviation Administration
              Facilities Project)
              Series 1999, AMT,
              4.750% 05/01/07.........  Aa3       AA        1,412
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1997-1, (FHA
              Insured),
              4.950% 04/01/07.........  Aa2       NR        1,010
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-1, AMT,
              5.150% 04/01/18.........  Aa2       NR        1,859

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.500% 04/01/08.........  Aa2       NR     $  3,866
  1,685     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.700% 04/01/10.........  Aa2       NR        1,622
  3,250     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41.........  Aa2       NR        2,934
  2,410     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999D, AMT,
              5.375% 09/01/24.........  Aa2       NR        2,258
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR        2,033
  3,900     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Senior Housing, LP
              Project) Series 1998B,
              AMT,
              3.900% 10/01/02.........  Aaa       NR        3,845
  3,000     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Townhomes, LP Project)
              Series 1998A, AMT,
              3.900% 10/01/02.........  Aaa       NR        2,958
  2,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.750% 06/01/29.........  Baa3      NR        1,828

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  500     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30.........  Baa3      NR     $    465
    950     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              Series 1999A,
              5.600% 06/01/10.........  Baa3      NR          947
  1,000     Maryland State, GO, Series
              1998,
              5.000% 07/15/11.........  Aaa       AAA       1,009
  2,700     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.250% 07/01/04.........  Aa3       AA-       2,763
  1,500     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.400% 07/01/06.........  Aa3       AA-       1,546
  3,050     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.500% 07/01/07.........  Aa3       AA-       3,149
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (University of Maryland
              Medical Systems Project)
              Series 1993, (FGIC
              Insured),
              5.200% 07/01/04.........  Aaa       AAA       1,021
    510     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (College of
              Notre Dame Project)
              Series 1998, (MBIA
              Insured),
              4.600% 10/01/14.........  Aaa       AAA         472
    620     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.125% 07/01/03.........  Aaa       NR          625

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/13.........  Aaa       NR     $  1,026
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/21.........  Aaa       NR          997
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (John Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09.........  Aaa       AAA       2,140
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Medical Project) Series
              1998,
              5.000% 07/01/29.........  Aaa       AAA         905
  1,500     Maryland State, State and
              Local Facilities Loan
              GO, Series 1995-2,
              5.000% 10/15/04.........  Aaa       AAA       1,531
  1,550     Maryland State, State and
              Local Facilities Loan
              GO, Series 1996-2,
              5.250% 06/15/11.........  Aaa       AAA       1,594
  1,970     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000,
              5.750% 08/01/11.........  Aaa       AAA       2,115
    930     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978,
              6.625% 07/01/03.........  Aaa       AAA         960
  2,300     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1991,
              6.500% 07/01/04.........  A1        A+        2,376
  4,000     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992,
              5.700% 07/01/05.........  A1        A+        4,186

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,800     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992,
              5.800% 07/01/06.........  A1        A+     $  2,962
  2,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              5.600% 07/01/04.........  Aaa       AAA       2,079
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              5.750% 07/01/06.........  Aaa       AAA       1,061
    500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991A,
              Prerefunded 04/01/01 @
              102,
              6.700% 04/01/06.........  Aaa       AAA         516
  3,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1993A,
              4.900% 10/01/07.........  Aaa       AAA       3,546
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              5.375% 05/01/08.........  Aaa       AAA       1,046
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              5.375% 05/01/13.........  Aaa       AAA       1,021
  3,000     Montgomery County,
              Maryland, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.100% 10/01/05.........  Aaa       AAA       3,108
  1,000     Montgomery County,
              Maryland, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.125% 10/01/07.........  Aaa       AAA       1,036
  1,500     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission, Multi-Family
              Mortgage Revenue, Series
              2000A,
              6.100% 07/01/30.........  Aaa       NR        1,513
    865     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission,
              Single-Family Mortgage
              Revenue, Series 1997A,
              5.400% 07/01/08.........  Aa2       NR          894

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,500     Northeast Maryland, Solid
              Waste Disposal Authority
              Revenue, (Montgomery
              County Resource
              Recreation Project)
              Series 1993A,
              6.000% 07/01/07.........  A2        NR     $  1,586
  1,535     Northeast Maryland, Solid
              Waste Disposal
              Authority, Southwest
              Research Recovery
              Facilities Revenue
              Refunding, (Wheelabrator
              Technologies Project)
              Series 1993, (MBIA
              Insured),
              7.000% 01/01/01.........  Aaa       AAA       1,545
    630     Ocean City, Maryland, GO
              Refunding, Series 1991,
              (MBIA Insured),
              Prerefunded 11/01/01 @
              102,
              6.100% 11/01/04.........  Aaa       AAA         654
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1991,
              6.500% 07/01/02.........  Aa3       AA        1,034
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              (MBIA Insured),
              5.300% 03/01/01.........  Aaa       AAA       1,004
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              (MBIA Insured),
              5.400% 03/01/02.........  Aaa       AAA       1,013
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.600% 01/15/03.........  Aa3       AA        1,024
  1,800     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.900% 01/15/06.........  Aa3       AA        1,863
  2,300     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured),
              5.125% 10/01/16.........  Aaa       AAA       2,252
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.125% 10/01/08.........  Aa3       AA        1,028

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.125% 10/01/10.........  Aa3       AA     $  1,024
  2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/18.........  Aa3       AA        1,957
  2,500     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/19.........  Aa3       AA        2,433
    565     Prince Georges County,
              Maryland, Housing
              Authority, Single-Family
              Mortgage Revenue, Series
              2000A, AMT,
              6.150% 08/01/19.........  NR        AAA         574
  1,000     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A         1,062
  2,000     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured),
              5.100% 06/15/05.........  Aaa       AAA       2,035
  1,200     Queen Annes County,
              Maryland, School and
              Public Facilities GO,
              Series 2000,
              5.250% 01/15/14.........  Aaa       AAA       1,212
  1,000     Rockville, Maryland, GO
              Refunding, Series 1993,
              4.750% 04/15/05.........  Aa1       AA+       1,006
  1,000     St. Mary's County,
              Maryland, GO, Series
              1995, (MBIA Insured),
              5.700% 03/01/08.........  Aaa       AAA       1,058
  2,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue Refunding,
              Series 1993C,
              4.900% 10/01/08.........  Aa3       AA+       2,016
    745     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.000% 02/01/04.........  Aa3       AA+         763

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.300% 02/01/08.........  Aa3       AA+    $  1,026
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.300% 02/01/10.........  Aa3       AA+       1,026
  1,020     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+       1,049
  3,115     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/14.........  Aa3       AA+       3,185
  1,975     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.000% 10/01/08.........  Aa3       AA+       2,017
  1,575     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11.........  Aa3       AA+       1,614
  1,000     Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.250% 01/01/06.........  Aaa       AAA       1,024
    500     Washington County,
              Maryland, GO, Series
              1990,
              6.400% 12/01/00.........  A1        A+          502
  1,000     Washington County,
              Maryland, Sanitation
              District, GO Refunding,
              Series 1993F, (FGIC
              Insured),
              5.250% 01/01/06.........  Aaa       AAA       1,024
  1,260     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction GO,
              Series 1991-1,
              Prerefunded 06/01/01 @
              102,
              6.750% 06/01/05.........  Aaa       AAA       1,304
  3,440     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO
              Refunding, Series 1993,
              5.100% 12/01/07.........  Aa1       AA        3,513

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,010     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1992, Prerefunded
              06/01/02 @ 102,
              5.800% 06/01/03.........  Aa1       AA     $  2,091
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1993,
              5.000% 06/01/03.........  Aa1       AA        1,014
  1,000     Washington Suburban
              Sanitaton District
              Authority, Maryland,
              General Construction GO,
              Series 2000,
              5.250% 06/01/22.........  Aa1       AA          964
  1,355     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.900% 12/01/11.........  Aaa       AAA       1,347
  1,425     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              5.000% 12/01/12.........  Aaa       AAA       1,416
                                                         --------
                                                          179,547
                                                         --------
            ALABAMA -- 1.6%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992,
              7.000% 06/01/22.........  Baa1      BBB+      3,076
                                                         --------
            COLORADO -- 0.7%
  3,800     Public Highway Authority
              of Colorado, Revenue,
              Capital Appreciation,
              Series 1997B, (MBIA
              Insured),
              5.810%(+) 09/01/18......  Aaa       AAA       1,361
                                                         --------
            DISTRICT OF COLUMBIA -- 1.0%
  2,000     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 07/01/06.........  Aaa       AAA       2,028
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            TEXAS -- 1.0%
 $2,000     Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12.........  Aaa       AAA    $  1,968
                                                         --------
            VIRGINIA -- 1.4%
  3,000     Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project) Series
              1996A,
              5.125% 05/15/21.........  Aa1       AA        2,786
                                                         --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $187,897).........................    190,766
                                                         --------


SHARES
(000)
------
         INVESTMENT COMPANIES -- 2.7%
           (Cost $5,305)
 5,305   Nations Municipal Reserves#............      5,305
                                                   --------
         TOTAL INVESTMENTS
           (Cost $193,202*)..............   99.8%   196,071
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    0.2%
         Receivable for investment securities
           sold.................................   $      2
         Interest receivable....................      3,194
         Payable for Fund shares redeemed.......       (124)
         Investment advisory fee payable........        (32)
         Administration fee payable.............        (32)
         Shareholder servicing and distribution
           fees payable.........................         (8)
         Distributions payable..................       (751)
         Payable for investment securities
           purchased............................     (1,833)
         Accrued Trustees'/Directors' fees and
           expenses.............................        (26)
         Accrued expenses and other
           liabilities..........................        (53)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................        337
                                                   --------
         NET ASSETS......................  100.0%  $196,408
                                                   ========

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
------
         NET ASSETS CONSIST OF:
         Accumulated net realized loss on
           investments sold.....................   $ (1,447)
         Net unrealized appreciation of
           investments..........................      2,869
         Paid-in capital........................    194,986
                                                   --------
         NET ASSETS.............................   $196,408
                                                   ========
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($173,814,676 / 16,272,614 shares
           outstanding).........................     $10.68
                                                     ======
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($16,951,556 / 1,587,137
           shares outstanding)..................     $10.68
                                                     ======
         Maximum sales charge...................      3.25%
         Maximum offering price per share.......     $11.04
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($5,374,931 / 503,240 shares
           outstanding).........................     $10.68
                                                     ======
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($266,495 / 24,949 shares
           outstanding).........................     $10.68
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,869 on investment securities was comprised of gross appreciation of $3,963 and gross depreciation of $1,094 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $193,202.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   FSA                                                                    10.39%

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    39.52%
   Housing Revenue                                                        15.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.6%
            MARYLAND -- 88.6%
 $  500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO
              Refunding, Series 1995,
              5.300% 04/01/10.........  Aa1       AA+    $   514
    500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.250% 07/15/11.........  Aa2       AA+        507
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998B, (FGIC Insured),
              6.500% 10/15/08.........  Aaa       AAA        964
    800     Calvert County, Maryland,
              PCR Refunding,
              (Baltimore Gas and
              Electric Company
              Project) Series 1993,
              5.550% 07/15/14.........  A2        A          810
    250     Cumberland, Maryland, GO
              Refunding, Series 1994A,
              (FGIC Insured),
              5.250% 05/01/21.........  Aaa       AAA        241
  1,000     Harford County, Maryland,
              GO, Series 1997,
              5.500% 12/01/07.........  Aa2       AA       1,053
  1,900     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/17(a)......  Aaa       AAA      1,875
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development,
              Multi-Family Revenue,
              (Auburn Manor
              Apartments, LP Project)
              Series 1998A, AMT, (FNMA
              COLL),
              5.250% 10/01/19.........  Aaa       NR         470
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.950% 09/01/11.........  Aa2       NR         486

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  810     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 2000A,
              5.500% 09/01/12.........  Aa2       NR     $   823
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41.........  Aa2       NR         451
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR       1,017
    495     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08.........  Baa3      NR         487
    575     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11.........  Baa3      NR         568
  2,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.750% 06/01/29.........  Baa3      NR       1,828
  1,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30.........  Baa3      NR         930
    300     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.600% 07/01/09.........  Aa3       AA-        309

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999,
              6.000% 07/01/39.........  Aa2       AA     $ 2,090
    330     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Loyola College
              Project) Series 1999,
              5.000% 10/01/39.........  A2        A          291
    425     Maryland State, Industrial
              Development Finance
              Authority, Revenue,
              (American Center for
              Physics Project) Series
              1992, (GTY-AGMT),
              6.375% 01/01/12.........  NR        BBB        430
    500     Maryland State, Stadium
              Authority, Lease
              Revenue, (Ocean City
              Convention Center
              Project) Series 1995,
              5.375% 12/15/13.........  Aa2       AA         505
  1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 1999-2,
              5.000% 07/15/07.........  Aaa       AAA      1,023
  1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000,
              5.750% 08/01/11.........  Aaa       AAA      1,073
    760     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978,
              6.800% 07/01/16.........  Aaa       AAA        868
    300     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1992,
              5.750% 07/01/15.........  A1        A+         303
  1,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992A,
              5.800% 07/01/07.........  Aaa       AAA      1,603
    935     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Ogden Martin
              Systems - Montgomery
              County Residential
              Receivables Project)
              Series 1993A, AMT,
              6.300% 07/01/16.........  A2        NR         959

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured),
              5.125% 10/01/16.........  Aaa       AAA    $   979
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/18.........  Aa3       AA         978
    500     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A          531
    500     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured),
              5.200% 06/15/06.........  Aaa       AAA        511
    500     Prince Georges County,
              Maryland, Stormwater
              Management, GO, Series
              1993,
              5.500% 03/15/13.........  Aa3       AA         507
  2,500     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+      2,570
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1997A,
              5.125% 04/01/13.........  Aa3       AA+        999
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11.........  Aa3       AA+      1,025
  1,290     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.800% 12/01/10.........  Aaa       AAA      1,285
                                                         -------
                                                          31,863
                                                         -------
            DISTRICT OF COLUMBIA -- 1.1%
    350     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              6.000% 07/01/10.........  Aaa       AAA        378
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GUAM -- 1.6%
 $  600     Guam, Government GO,
              Series 1993A,
              5.200% 11/15/08.........  NR        BBB-   $   591
                                                         -------
            MISSISSIPPI -- 1.4%
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A,
              6.700% 08/01/18.........  Baa1      BBB+       518
                                                         -------
            PUERTO RICO -- 2.4%
    500     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              6.500% 07/01/06.........  Aaa       AAA        553
    320     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing Mortgage -
              Portfolio I) Series
              1995, AMT, (GNMA/FNMA/
              FHLMC COLL),
              6.100% 10/01/15.........  Aaa       AAA        325
                                                         -------
                                                             878
                                                         -------
            TEXAS -- 2.5%
  1,000     Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1999A, (PSFG
              Insured),
              5.000% 02/15/24.........  Aaa       AAA        899
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $34,415)..........................    35,127
                                                         -------

 SHARES                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.6%
              (Cost $570)
      570   Nations Municipal Reserves#............   $   570
                                                      -------
            TOTAL INVESTMENTS
              (Cost $34,985*)...............   99.2%   35,697
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    0.8%
            Receivable for investment securities
              sold.................................   $ 1,671
            Receivable for Fund shares sold........        91
            Dividends receivable...................        70
            Interest receivable....................       507
            Payable for Fund shares redeemed.......         1
            Investment advisory fee payable........        (2)
            Administration fee payable.............        (6)
            Shareholder servicing and distribution
              fees payable.........................       (14)
            Distributions payable..................      (126)
            Payable for investment securities
              purchased............................    (1,833)
            Accrued Trustees'/Directors' fees and
              expenses.............................       (22)
            Accrued expenses and other
              liabilities..........................       (66)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       271
                                                      -------
            NET ASSETS......................  100.0%  $35,968
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    13
            Accumulated net realized loss on
              investments sold.....................      (724)
            Net unrealized appreciation of
              investments..........................       712
            Paid-in capital........................    35,967
                                                      -------
            NET ASSETS.............................   $35,968
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)


                                                       VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($17,772,392 / 1,837,748 shares
              outstanding).........................     $9.67
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,991,762 / 205,955
              shares outstanding)..................     $9.67
                                                        =====
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.15

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($15,983,540 / 1,652,755
              shares outstanding)..................     $9.67
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($220,503 / 22,808 shares
              outstanding).........................     $9.67
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $712 on investment securities was comprised of gross appreciation of $867 and gross depreciation of $155 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $34,985.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    39.43%
   Education Revenue                                                      23.81%
   Housing Revenue                                                        17.74%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.8%
            NORTH CAROLINA -- 95.5%
 $1,000     Brunswick County, North
              Carolina, Certificate
              of Participation,
              Series 2000,
              5.500% 06/01/20........  Aaa       AAA    $    986
  1,000     Buncombe County, North
              Carolina, GO Refunding,
              Series 1993,
              5.000% 03/01/03........  Aa2       AA        1,013
  1,250     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Revenue
              Refunding, Series
              1991A, Prerefunded
              07/01/01 @ 102,
              6.750% 07/01/09........  Aaa       NR        1,296
      5     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue,
              Unrefunded Balance,
              Series 1992B,
              6.750% 07/01/16........  A1        NR            5
  1,200     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.750% 07/01/05........  Aaa       AAA       1,199
  1,275     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.850% 07/01/06........  Aaa       AAA       1,277
  1,260     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              5.000% 07/01/07........  Aaa       AAA       1,266
  1,000     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              6.000% 07/01/24........  Aaa       AAA       1,021
  1,000     Charlotte, North
              Carolina, GO Refunding,
              Series 1993,
              4.500% 02/01/03........  Aaa       AAA       1,002
  1,240     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.375% 01/01/09........  Aa3       AA        1,288

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $  425     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.250% 01/01/20........  Aa3       AA     $    432
  1,000     Charlotte, North
              Carolina, Public
              Improvement GO, Series
              1990A, Prerefunded
              10/01/00 @ 102,
              6.900% 10/01/05........  Aaa       AAA       1,020
  1,800     Charlotte, North
              Carolina, Public
              Improvement GO, Series
              1991, Prerefunded
              02/01/01 @ 102,
              6.500% 02/01/07........  Aaa       AAA       1,848
  1,000     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1994,
              Prerefunded 02/01/04 @
              102,
              5.800% 02/01/16........  Aaa       AAA       1,056
  1,670     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1996,
              5.500% 05/01/06........  Aaa       AAA       1,741
  1,855     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1998,
              4.750% 02/01/12........  Aaa       AAA       1,809
  2,545     Charlotte, North
              Carolina, Water and
              Sewer Systems Revenue,
              Series 1999,
              5.375% 06/01/19........  Aa1       AA+       2,502
  2,000     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17........  Aa3       AA        1,837
  4,500     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22........  Aa3       AA        4,089
    760     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded 01/01/02 @
              102,
              6.375% 01/01/09........  Aa3       AA          792
    705     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded 01/01/02 @
              102,
              6.250% 01/01/20........  Aa3       AA          734

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/01........  Aaa       AAA    $  2,513
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/02........  Aaa       AAA       2,528
  1,000     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/05........  Aaa       AAA       1,022
  2,000     Coastal Regional Solid
              Waste Management
              Authority, North
              Carolina, Solid Waste
              Disposal System
              Revenue, Series 1992,
              6.300% 06/01/04........  A3        BBB+      2,094
    500     Concord, North Carolina,
              GO Refunding, Series
              1992,
              6.200% 06/01/05........  Aa2       AA-         520
  1,000     Concord, North Carolina,
              Utilities System
              Revenue, Series 1993,
              (MBIA Insured),
              5.200% 12/01/02........  Aaa       AAA       1,016
  1,720     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1992,
              5.750% 04/01/03........  Aaa       AAA       1,761
  2,300     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1993,
              5.000% 04/01/03........  Aaa       AAA       2,332
  1,500     Durham County, North
              Carolina, GO Refunding,
              Series 1992,
              5.200% 03/01/07........  Aaa       AAA       1,539
  2,000     Durham County, North
              Carolina, GO, Series
              1992,
              5.750% 02/01/06........  Aaa       AAA       2,068
  1,150     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07........  Aaa       AAA       1,182
  2,000     Forsyth County, North
              Carolina, GO Refunding,
              Series 1993A,
              4.750% 03/01/06........  Aaa       AAA       2,016

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,000     Greensboro, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1998A,
              5.000% 06/01/18........  A1        AA-    $    933
  2,000     Greenville, North
              Carolina, Combined
              Enterprise Revenue,
              Series 1994,
              6.000% 09/01/10........  A2        A+        2,101
  3,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999,
              6.400% 11/01/24........  Baa1      NR        3,033
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18........  Baa1      BBB+        924
  1,000     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/05........  A1        A+        1,033
    500     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/08........  A1        A+          517
  1,095     Iredell County, North
              Carolina, GO, Series
              1997,
              4.750% 02/01/16........  Aa3       A+        1,000
  1,955     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09........  Aaa       NR        2,041
  2,180     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Revenue,
              (School Projects)
              Series 2000, (AMBAC
              Insured),
              5.125% 06/01/18........  Aaa       NR        2,058
  1,305     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12........  Aaa       AAA       1,354

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $2,700     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16........  Aaa       AAA    $  2,734
  1,160     Lee County, North
              Carolina, GO, Series
              1992,
              6.000% 02/01/06........  A1        A+        1,202
    750     Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1993,
              AMT,
              5.200% 03/01/04........  A2        BBB         761
  1,000     Mecklenburg County, North
              Carolina, GO, Series
              1991, Prerefunded
              04/01/01 @ 102,
              6.200% 04/01/06........  Aaa       AAA       1,029
  1,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09........  NR        A         1,008
  1,195     Morganton, North
              Carolina, Water and
              Sewer GO, Series 1995,
              (FGIC Insured),
              5.700% 06/01/11........  Aaa       AAA       1,250
  2,220     New Hanover County, North
              Carolina, GO, Series
              1995,
              5.500% 03/01/10........  Aa2       AA-       2,314
  1,725     New Hanover County, North
              Carolina, GO, Series
              2000,
              5.300% 11/01/02........  Aa2       AA-       1,756
  2,000     North Carolina State, GO,
              Series 1992A,
              6.100% 03/01/01........  Aaa       AAA       2,015
  4,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/06........  Aaa       AAA       4,099
  7,550     North Carolina State, GO,
              Series 1999,
              4.500% 04/01/02........  Aaa       AAA       7,565
  2,165     North Carolina, Eastern
              Municipal Power
              Authority, Revenue,
              Series 1986A,
              5.000% 01/01/17........  Aaa       BBB       2,060
  1,000     North Carolina,
              Educational Facilities
              Finance Agency,
              Revenue, (Davidson
              College Project) Series
              1992,
              5.100% 12/01/00........  NR        AA        1,001

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,000     North Carolina,
              Educational Facilities
              Finance Agency,
              Revenue, (Duke
              University Project)
              Series 1991C,
              6.625% 10/01/08........  Aa1       AA+    $  1,039
  1,750     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              5.950% 07/01/10........  Aa2       AA        1,837
  1,210     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              6.050% 07/01/12........  Aa2       AA        1,261
  1,950     North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24........  Aa2       NR        2,031
  1,000     North Carolina, Housing
              Finance Agency,
              Revenue, (Home
              Ownership Project)
              Series 1999A-6, AMT,
              6.000% 01/01/16........  Aa2       AA        1,021
  2,000     North Carolina, Housing
              Finance Agency,
              Revenue, Series
              1999A-3, AMT,
              5.150% 01/01/19........  Aa2       AA        1,851
  4,025     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              (Home Ownership
              Project) Series
              1998A-1, AMT,
              5.350% 01/01/17........  Aa2       AA        3,904
    610     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 03/01/03........  Aa2       AA          623
    610     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 09/01/03........  Aa2       AA          625
    875     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994Y,
              6.300% 09/01/15........  Aa        AA          895

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $2,500     North Carolina, Housing
              Finance Agency, Student
              Housing Revenue,
              (Appalachian Student
              Housing Project) Series
              2000A, (First Union
              National Bank LOC),
              4.750% 07/01/31........  Aa3              $  2,497
  3,000     North Carolina, Housing
              Financing Agency,
              Series 1999A-5, AMT,
              5.550% 01/01/19........  Aa2       AA        2,919
  2,605     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/08........  Aaa       AAA       2,643
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.250% 10/01/04........  A1        AA-       2,042
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.300% 10/01/05........  A1        AA-       1,025
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.500% 10/01/14........  A1        AA-       3,006
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.100% 05/01/07........  A1        AA-       2,026
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Duke
              University Hospital
              Project) Series 1996C,
              5.250% 06/01/17........  Aa3       AA        1,906

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Gaston
              Memorial Hospital
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05........  Aaa       AAA    $  2,026
  1,795     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.600% 08/15/07........  Baa1      NR        1,659
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Moore Regal
              Hospital Project)
              Series 1993,
              5.200% 10/01/13........  Aa3       AA-       1,479
  1,930     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993,
              5.400% 06/01/02........  A1        A+        1,950
  1,620     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              5.600% 06/01/04........  Aaa       A+        1,692
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17........  Aaa       A+        3,182
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue
              Refunding, (Stanley
              Memorial Hospital
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06........  Aaa       AAA       1,028
  1,715     North Carolina, Medical
              Care Community Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Project)
              Series 1996,
              5.125% 05/01/08........  A1        AA-       1,734

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              5.500% 01/01/01........  Aaa       AAA    $  1,003
  2,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              7.250% 01/01/07........  Aaa       AAA       2,256
  1,000     North Carolina, State
              Education Assistance
              Authority, Revenue,
              Series 1995A, AMT, (GTD
              STD LNS),
              5.300% 07/01/03........  A         NR        1,012
  1,625     Orange County, North
              Carolina, GO, Series
              1994, 5.500%
              02/01/12...............  Aa1       AA+       1,676
  4,645     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/18........  Aa1       AA+       4,569
  1,240     Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10........  Aaa       NR        1,280
  2,800     Pitt County, North
              Carolina, Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1991B, (MBIA
              Insured),
              6.750% 12/01/14........  Aaa       AAA       2,928
  1,000     Raleigh, North Carolina,
              Combined Enterprise
              System Revenue, Series
              1996,
              5.250% 03/01/07........  Aa1       AA+       1,031
  1,910     Raleigh, North Carolina,
              GO, Series 1996,
              5.300% 06/01/16........  Aaa       AAA       1,901
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.200% 06/01/12........  Aaa       AAA       1,005
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.300% 06/01/13........  Aaa       AAA       1,005
  1,595     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.500% 06/01/14........  Aaa       AAA       1,616

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $2,000     Randolph County, North
              Carolina, GO, Series
              1992, Prerefunded
              05/01/02 @ 102,
              6.250% 05/01/08........  Aa3       AA-    $  2,093
  1,000     Robeson County, North
              Carolina, Industrial
              Facilities, PCR
              Refunding, (Campbell
              Soup Company Project)
              Series 1991,
              6.400% 12/01/06........  NR        AA-       1,089
    750     Rutherford County, North
              Carolina, GO, Series
              1991, (MBIA Insured),
              6.400% 06/01/01........  Aaa       AAA         760
  1,000     Union County, North
              Carolina, School
              District, GO, Series
              1991, Prerefunded
              04/01/01 @ 101,
              6.500% 04/01/03........  A1        AA-       1,020
    500     Union County, North
              Carolina, School
              District, GO, Series
              1992,
              5.800% 03/01/05........  A1        AA-         516
  1,690     University of North
              Carolina, Chapel Hill,
              Hospital Revenue
              Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12........  Aaa       AAA       1,699
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.400% 02/15/01........  Aa3       AA        1,004
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.500% 02/15/02........  Aa3       AA        1,013
  1,000     University of North
              Carolina, Charlotte,
              Revenue Refunding,
              (Housing and Dining
              Systems Project) Series
              1993M, (MBIA Insured),
              4.800% 01/01/04........  Aaa       AAA       1,006
  3,500     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.200% 08/01/06........  Aa2       AA        3,570
  1,000     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/09........  Aa2       AA        1,008

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,600     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/11........  Aa2       AA     $  1,603
  1,000     Wake County, North
              Carolina, GO Refunding,
              Series 1993,
              4.700% 04/01/05........  Aaa       AAA       1,007
  2,065     Wake County, North
              Carolina, Hospital
              Revenue, Series 1993,
              (MBIA Insured),
              5.125% 10/01/26........  Aaa       AAA       1,948
  1,000     Wake County, North
              Carolina, Public
              Improvement GO, Series
              1994,
              4.600% 02/01/06........  Aaa       AAA       1,001
  1,200     Wayne County, North
              Carolina, GO Refunding,
              Series 1993, (MBIA
              Insured),
              4.900% 04/01/05........  Aaa       AAA       1,216
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/11........  Aaa       AAA       1,004
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/13........  Aaa       AAA         986
                                                        --------
                                                         185,318
                                                        --------
            NEW JERSEY -- 1.1%
  2,040     New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded 07/01/01 @
              102,
              9.900% 07/01/21........  Aaa       AAA       2,161
                                                        --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07........  Aaa       AAA       1,148
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- 0.6%
 $1,150     Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              5.800% 07/01/07........  Aaa       AAA    $  1,212
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $185,959)........................    189,839
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.1%
              (Cost $2,065)
  2,065     Nations Municipal Reserves#...........      2,065
                                                     --------
            TOTAL INVESTMENTS
              (Cost $188,024*).............   98.9%   191,904
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.1%
            Cash..................................   $      1
            Receivable for investment securities
              sold................................        194
            Interest receivable...................      3,072
            Payable for Fund shares redeemed......       (246)
            Investment advisory fee payable.......        (31)
            Administration fee payable............        (32)
            Shareholder servicing and distribution
              fees payable........................         (6)
            Distributions payable.................       (746)
            Accrued Trustees'/Directors' fees and
              expenses............................        (23)
            Accrued expenses and other
              liabilities.........................        (51)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      2,132
                                                     --------
            NET ASSETS.....................  100.0%  $194,036
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    290
            Accumulated net realized loss on
              investments sold....................     (1,968)
            Net unrealized appreciation of
              investments.........................      3,880
            Paid-in capital.......................    191,834
                                                     --------
            NET ASSETS............................   $194,036
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($178,918,510 / 17,396,050 shares
              outstanding)........................     $10.29
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($9,950,559 / 967,437
              shares outstanding).................     $10.29
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.64
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,087,442 / 494,669 shares
              outstanding)........................     $10.28
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($79,135 / 7,694 shares
              outstanding)........................     $10.28
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $3,880 on investment securities was comprised of gross appreciation of $4,777 and gross depreciation of $897 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $188,024.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    32.06%
   Hospital Revenue                                                       17.30%
   Housing Revenue                                                        10.12%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.2%
            NORTH CAROLINA -- 97.2%
 $1,600     Charlotte, North Carolina,
              GO, Series 2000,
              5.500% 06/01/12.........  Aaa       AAA    $ 1,669
    525     Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.250% 01/01/20.........  Aa3       AA         534
  1,000     Charlotte, North Carolina,
              Public Improvement GO,
              Series 1998A,
              4.750% 02/01/12.........  Aaa       AAA        975
    975     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded 01/01/02 @
              102, 6.250% 01/01/20....  Aa3       AA       1,015
  1,000     Craven County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, PCR
              Refunding, (Weyerhaeuser
              Company Project) Series
              1992,
              6.350% 01/01/10.........  NR        A        1,025
  1,000     Cumberland County, North
              Carolina, GO, Series
              1998, (FGIC Insured),
              5.000% 03/01/17.........  Aaa       AAA        947
  1,305     Greensboro, North
              Carolina, Enterprise
              Systems Revenue, Series
              1998A,
              5.500% 06/01/08.........  A1        AA-      1,366
  1,000     Greensboro, North
              Carolina, Public
              Improvement GO, Series
              1998,
              4.700% 04/01/10.........  Aa1       AAA        991
  1,000     Greenville, North
              Carolina, Utilities
              Commission Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 09/01/19.........  Aaa       AAA        998
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1999,
              6.400% 11/01/24.........  Baa1      NR       1,011

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18.........  Baa1      BBB+   $   924
  1,925     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15.........  Aaa       AAA      1,961
  2,000     Martin County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Weyerhaeuser Company
              Project) Series 1993,
              AMT,
              5.650% 12/01/23.........  A3        A        1,824
  1,000     Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11.........  Aaa       AAA      1,092
  2,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Fluor
              Corporation Project)
              Series 1993,
              5.250% 12/01/09.........  NR        A        2,016
  1,000     Monroe, North Carolina,
              Combined Enterprise
              Systems, Revenue, Series
              1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14.........  A3        A        1,061
  1,000     Morganton, North Carolina,
              Water and Sewer GO,
              Series 1995, (FGIC
              Insured),
              5.600% 06/01/10.........  Aaa       AAA      1,047
  1,000     New Hanover County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1994, AMT,
              6.500% 08/01/14.........  Baa3      BBB-     1,003

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,210     North Carolina, Housing
              Finance Agency, Revenue,
              (Home Ownership Project)
              Series 1998A-2, AMT,
              5.200% 01/01/20.........  Aa2       AA     $ 1,133
    725     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1992U, (GNMA/
              FNMA COLL),
              6.700% 03/01/18.........  Aa        AA         745
    785     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994W,
              6.200% 09/01/09.........  Aa2       AA         802
  1,130     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Gaston Memorial
              Hospital Project) Series
              1995, (AMBAC-TCRS
              Insured),
              5.250% 02/15/07.........  Aaa       AAA      1,159
    860     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/06.........  Baa1      NR         808
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Pitt County Memorial
              Hospital Project) Series
              1998B,
              4.750% 12/01/28.........  Aa3       AA-      1,242
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              Prerefunded 06/01/03 @
              102,
              6.250% 06/01/17.........  Aaa       A+       1,061
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial Hospital
              Project) Series 1998B,
              5.000% 12/01/18.........  Aa3       AA-        908

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA --
              (CONTINUED)
 $1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              6.200% 01/01/18.........  Aaa       AAA    $ 1,027
  1,500     Onslow County, North
              Carolina, Combined
              Enterprise Systems,
              Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09.........  Aaa       AAA      1,570
  1,000     Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/14.........  Aa1       AA+      1,026
  1,000     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/17.........  Aa1       AA+        987
  1,000     Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21.........  Aaa       NR         960
  1,000     Randolph County, North
              Carolina, Certificate of
              Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/15(a)......  Aaa       AAA      1,009
  1,000     Randolph County, North
              Carolina, Certificate of
              Participation, Series
              2000, (FSA Insured),
              5.750% 06/01/22(a)......  Aaa       AAA      1,009
  1,000     Wilmington, North
              Carolina, Water
              Authority, GO, Series
              1994,
              5.700% 06/01/15.........  Aa3       AA-      1,031
                                                         -------
                                                          37,936
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $36,945)..........................    37,936
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

 SHARES                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.0%
              (Cost $792)
    792     Nations Municipal Reserves#............   $   792
                                                      -------
            TOTAL INVESTMENTS
              (Cost $37,737*)...............   99.2%   38,728
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    0.8%
            Receivable for investment securities
              sold.................................   $   117
            Receivable for Fund shares sold........        15
            Interest receivables...................       610
            Payable for Fund shares redeemed.......      (218)
            Investment advisory fee payable........        (3)
            Administration fee payable.............        (6)
            Shareholder servicing and distribution
              fees payable.........................       (15)
            Distributions payable..................      (141)
            Accrued Trustees'/Directors' fees and
              expenses.............................       (22)
            Accrued expenses and other
              liabilities..........................       (26)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       311
                                                      -------
            NET ASSETS......................  100.0%  $39,039
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    21
            Accumulated net realized loss on
              investments sold.....................    (1,728)
            Net unrealized appreciation on
              investments..........................       991
            Paid-in capital........................    39,755
                                                      -------
            NET ASSETS.............................   $39,039
                                                      =======


                                                       VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($18,908,743 / 1,965,508 shares
              outstanding).........................     $9.62
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($2,310,059 / 240,189
              shares outstanding)..................     $9.62
                                                        =====
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.10
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($17,765,456 / 1,846,793)....     $9.62
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($55,172 / 5,738 shares
              outstanding).........................     $9.62
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $991 on investment securities was comprised of gross appreciation of $1,235 and gross depreciation of $244 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $37,737.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations North Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   FGIC                                                                   12.76%

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    27.57%
   Industrial Development Revenue/
     Pollution Control Revenue                                            20.21%
   Hospital Revenue                                                       11.97%
   Water Revenue                                                          10.26%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 102.0%
            SOUTH CAROLINA -- 101.1%
 $1,100     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series
              1992,
              6.400% 04/01/03.......  Aa3       AA-    $  1,147
  1,300     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series
              1992,
              6.500% 04/01/04.......  Aa3       AA-       1,356
  1,240     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.200% 07/01/03.......  Aaa       AAA       1,261
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.500% 07/01/06.......  Aaa       AAA       1,032
  1,500     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.600% 07/01/07.......  Aaa       AAA       1,552
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.600% 07/01/08.......  Aaa       AAA       1,032
  1,725     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000B, (SCSDE),
              5.500% 03/01/16.......  Aa1       AA+       1,738
  1,000     Berkeley County, South
              Carolina, Refunding
              and Improvement
              Authority, GO, Series
              1993, (FGIC Insured),
              5.300% 05/01/04.......  Aaa       AAA       1,023
  1,000     Berkeley County, South
              Carolina, Refunding
              and Improvement
              Authority, GO, Series
              1993, (FGIC Insured),
              5.400% 05/01/05.......  Aaa       AAA       1,031
  1,000     Berkeley County, South
              Carolina, Refunding
              and Improvement
              Authority, GO, Series
              1993, (FGIC Insured),
              5.500% 05/01/06.......  Aaa       AAA       1,033

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $2,500     Berkeley County, South
              Carolina, School
              District GO, Series
              2000, (SCSDE Insured),
              5.000% 04/01/21.......  Aa1       AA+    $  2,307
  1,000     Camden, South Carolina,
              Combined Public
              Utilities Revenue
              Refunding and
              Improvement, Series
              1997, (MBIA Insured),
              5.500% 03/01/17.......  Aaa       AAA         999
  2,370     Charleston County, South
              Carolina, Hospital
              Facilities Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.125% 08/15/15.......  Aaa       AAA       2,297
  3,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.500% 08/15/10.......  Aaa       AAA       3,106
  1,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Medical
              Society Health
              Project) Series 1992,
              (MBIA Insured),
              6.000% 10/01/09.......  Aaa       AAA       1,035
  1,000     Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, Series 1994,
              (State Aid
              Withholding),
              5.500% 06/01/14.......  Aa3       AA        1,040
  1,000     Charleston County, South
              Carolina, Revenue,
              (Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.000% 08/15/12.......  Aaa       AAA         979
  1,040     Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue,
              Series 1994, (MBIA
              Insured),
              5.800% 01/01/06.......  Aaa       AAA       1,091

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $5,105     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series
              1998,
              5.250% 01/01/08.......  A1        AA-    $  5,247
  9,500     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series
              1998, (FGIC Insured),
              4.500% 01/01/24.......  Aaa       AAA       7,838
  1,000     Charleston, South
              Carolina, Waterworks
              and Sewer Revenue
              Refunding, Series
              1991,
              5.750% 01/01/04.......  A1        AA-       1,032
  1,645     Cherokee County, South
              Carolina, School
              District Number 1, GO,
              Series 1997, (SCSDE),
              5.000% 03/01/02.......  Aa1       NR        1,658
  1,000     Columbia, South
              Carolina, Parking
              Facilities Revenue
              Refunding, Series
              1994, (AMBAC Insured),
              5.750% 12/01/09.......  Aaa       AAA       1,044
  5,500     Columbia, South
              Carolina, Waterworks
              and Sewer Systems
              Revenue Refunding,
              Series 1993,
              5.500% 02/01/09.......  Aa3       AA        5,742
  2,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light - Annual Tender
              Project) Series 1983,
              6.600% 11/01/10.......  A2        A1        2,119
  1,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light - Annual Tender
              Project) Series 1983,
              (MBIA-IBC Insured),
              6.600% 11/01/10.......  Aaa       AAA       1,061
  2,000     Florence County, South
              Carolina, Hospital
              Revenue, (McLeod
              Regional Hospital
              Center Project) Series
              1998A, (MBIA Insured),
              5.000% 11/01/18.......  Aaa       AAA       1,816

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,250     Florence, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series
              1993, (AMBAC Insured),
              5.150% 03/01/06.......  Aaa       AAA    $  1,271
  1,225     Georgetown County, South
              Carolina,
              Environmental Revenue,
              (International Paper
              Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21.......  Baa1      BBB+      1,139
  4,000     Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1999A,
              5.125% 02/01/12.......  Baa1      BBB+      3,761
  2,480     Georgetown County, South
              Carolina, School
              District, GO, Series
              2000, (SCSDE),
              5.500% 03/01/09.......  Aa1       AA+       2,603
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 06/01/02.......  Aaa       AAA       1,023
  1,950     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.300% 06/01/05.......  Aaa       AAA       2,037
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.400% 06/01/07.......  Aaa       AAA       1,046
  1,000     Greenville County, South
              Carolina, Industrial
              Revenue Refunding,
              (Monsanto Company
              Project) Series 1990,
              7.500% 10/01/07.......  A1        NR        1,002
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.300% 05/01/04.......  Aa3       AA        1,016

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.400% 05/01/05.......  Aa3       AA     $  4,086
  2,400     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.500% 05/01/11.......  Aa3       AA        2,421
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07.......  Aa3       AA        1,022
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17.......  Aa3       AA        3,755
  2,000     Greenville, South
              Carolina, Water
              Utility Improvement
              Waterworks Revenue,
              Series 1997,
              6.000% 02/01/06.......  Aa1       AA        2,125
  1,000     Greenville, South
              Carolina, Water
              Utility Improvement
              Waterworks Revenue,
              Series 1997,
              6.000% 02/01/08.......  Aa1       AA        1,075
  1,885     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/06.......  Aaa       AAA       1,951
  2,000     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/07.......  Aaa       AAA       2,065
  1,060     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/08.......  Aaa       AAA       1,092

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,200     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.875% 07/01/11.......  Aaa       AAA    $  1,165
  1,275     Horry County, South
              Carolina, School
              District, GO, Series
              1995B, (MBIA Insured,
              SCSDE), 5.700%
              03/01/16..............  Aaa       AAA       1,290
  1,725     Lancaster County, South
              Carolina, School
              District, GO, Series
              1991, (MBIA Insured),
              Prerefunded 07/01/02 @
              102,
              6.500% 07/01/07.......  Aaa       AAA       1,816
  1,180     Lexington County, South
              Carolina, Health
              Service District,
              Revenue Refunding,
              (Health Service
              District and Lexmed,
              Inc. Project) Series
              1997, (FSA Insured),
              5.500% 11/01/06.......  Aaa       AAA       1,229
  5,000     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              Series 1997, (FSA
              Insured),
              5.125% 11/01/21.......  Aaa       AAA       4,564
  2,000     Lexington, South
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1997,
              5.450% 04/01/19.......  NR        AA        1,930
  2,000     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A, 7.000%
              07/01/01..............  Baa2      A         2,034
  4,500     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A, 7.000%
              07/01/02..............  Baa2      A         4,596
  3,725     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A, 7.200%
              07/01/05..............  Baa2      A         3,806

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $2,500     Myrtle Beach, South
              Carolina, Water and
              Sewer Improvement
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.000% 03/01/03.......  Aaa       AAA    $  2,527
  1,750     North Charleston, South
              Carolina, GO
              Refunding, Series
              1993,
              5.600% 08/01/07.......  A2        AA-       1,811
  1,725     North Charleston, South
              Carolina, GO
              Refunding, Series
              1993,
              5.750% 08/01/08.......  A2        AA-       1,792
  1,000     North Charleston, South
              Carolina, Sewer
              District, Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 07/01/02.......  Aaa       AAA       1,025
  1,850     Piedmont Municipal Power
              Agency, South
              Carolina, Electric
              Revenue Refunding,
              Series 1991, (FGIC
              Insured),
              6.850% 01/01/07.......  Aaa       AAA       1,896
  1,000     Piedmont Municipal Power
              Agency, South
              Carolina, Electric
              Revenue Refunding,
              Series 1991A, (FGIC
              Insured),
              6.250% 01/01/13.......  Aaa       AAA       1,037
  1,600     Piedmont Municipal Power
              Agency, South
              Carolina, Electric
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 01/01/05.......  Aaa       AAA       1,685
  4,000     Piedmont Municipal Power
              Agency, South
              Carolina, Electric
              Revenue Refunding,
              Series 1996B, (MBIA
              Insured),
              5.250% 01/01/09.......  Aaa       AAA       4,089
  1,715     Piedmont Municipal Power
              Agency, South
              Carolina, Electric
              Revenue, Unrefunded
              Balance, Series 1991A,
              (FGIC Insured),
              6.125% 01/01/03.......  Aaa       AAA       1,771
  2,040     Richland County, South
              Carolina, GO
              Refunding, Series
              1991,
              5.900% 12/01/01.......  Aa2       AA        2,075

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $2,020     Richland County, South
              Carolina, GO
              Refunding, Series
              1994B, (State Aid
              Withholding),
              4.750% 03/01/03.......  Aa2       AA     $  2,031
  2,120     Richland County, South
              Carolina, GO
              Refunding, Series
              1994B, (State Aid
              Withholding),
              4.850% 03/01/04.......  Aa2       AA        2,137
  2,250     Richland County, South
              Carolina, GO
              Refunding, Series
              1994B, (State Aid
              Withholding),
              4.950% 03/01/05.......  Aa2       AA        2,278
  1,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992B,
              6.625% 05/01/22.......  A3        BBB+      1,013
  4,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02.......  Baa1      BBB+      4,081
  5,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22.......  Aa1       AA+       4,257
  1,330     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE), 4.800%
              03/01/03..............  Aaa       AAA       1,338
  1,590     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE), 4.900%
              03/01/04..............  Aaa       AAA       1,605
  1,655     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE), 5.000%
              03/01/05..............  Aaa       AAA       1,677
  1,395     Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22.......  Baa1      BBB+      1,410

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,000     Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue, Series 1991,
              (FGIC Insured),
              6.200% 01/01/03.......  Aaa       AAA    $  1,024
  2,000     Rock Hill, South
              Carolina, School
              District Number 3, GO
              Refunding, Series
              1992B, (FGIC Insured,
              SCSDE),
              5.900% 02/01/02.......  Aaa       AAA       2,036
    500     South Carolina State,
              Capital Improvement GO
              Refunding, Series
              1993,
              4.400% 04/01/04.......  Aaa       AAA         498
  6,135     South Carolina State,
              Capital Improvement
              GO, Series 1996A,
              3.500% 07/01/06.......  Aaa       AAA       5,679
  1,750     South Carolina State,
              GO, Series 1991W,
              6.000% 05/01/01.......  Aaa       AAA       1,767
  1,245     South Carolina State,
              GO, Series 2000A,
              4.800% 03/01/09.......  Aaa       AAA       1,250
  5,000     South Carolina State,
              Housing Finance and
              Development Authority,
              Multi-Family Housing
              Revenue, (United
              Dominion Realty Trust
              Project) Series 1994,
              AMT, Mandatory Put
              05/01/04 @ 100,
              6.500% 05/01/24.......  NR        BBB       5,104
  2,320     South Carolina State,
              Housing Finance and
              Development Authority,
              Rental Housing
              Revenue, (Windsor
              Shores Project) Series
              1993B, (FHA Insured),
              5.600% 07/01/16.......  NR        AA        2,258
  2,375     South Carolina State,
              Jobs Economic
              Development Authority,
              Hospital Facilities
              Revenue, Series 1999,
              (FSA Insured),
              5.300% 02/01/14.......  Aaa       AAA       2,352
  4,565     South Carolina State,
              Port Authority,
              Revenue, Series 1998,
              AMT, (FSA Insured),
              5.250% 07/01/13.......  Aaa       AAA       4,502

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1991B,
              6.600% 07/01/01.......  Aaa       AAA    $  1,016
  1,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1991B,
              6.700% 07/01/02.......  Aa2       AA-       1,035
  4,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26.......  Aaa       AAA       3,866
  1,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Oconee Memorial
              Hospital, Inc.
              Project) Series 1995,
              (CONNIE LEE Insured),
              6.150% 03/01/15.......  NR        AAA       1,556
  4,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              7.125% 12/15/15.......  Baa1      BBB       4,556
  6,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (South Carolina
              Baptist Hospital
              Project) Series 1993,
              (AMBAC Insured),
              5.465% 08/01/15.......  Aaa       AAA       6,383
  4,595     South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue Refunding,
              Series 1992A, (FNMA/
              FHA COLL),
              6.800% 11/15/11.......  Aaa       NR        4,743
  3,495     South Carolina, State
              Ports Authority, Ports
              Revenue, Series 1991,
              (AMBAC Insured),
              6.750% 07/01/21.......  Aaa       AAA       3,623
  3,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A 6.200%
              07/01/05..............  Aa2       AA-       3,133

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.375% 07/01/11.......  Aa2       AA-    $  1,042
  1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.200% 07/01/03.......  Aa2       AA-       1,017
  1,500     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.300% 07/01/05.......  Aaa       AAA       1,536
  2,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993C, (AMBAC
              Insured),
              5.100% 01/01/11.......  Aaa       AAA       1,992
  4,000     South Carolina,
              Transportation
              Infrastructure
              Revenue, Series 1998A,
              (MBIA Insured),
              5.000% 10/01/12.......  Aaa       AAA       3,936
  1,025     Spartanburg County,
              South Carolina, GO,
              Series 1992,
              5.800% 02/01/05.......  Aa2       AA        1,071
  1,005     Spartanburg County,
              South Carolina, GO,
              Series 1992,
              5.700% 02/01/06.......  Aa2       AA        1,047
  1,000     Spartanburg County,
              South Carolina, GO,
              Series 1992,
              5.700% 02/01/09.......  Aa2       AA        1,036
  2,850     Spartanburg, South
              Carolina, Sewer
              District, Sewer
              Systems Revenue,
              Series 1997, (MBIA
              Insured), Prerefunded
              06/01/07 @ 101,
              5.500% 06/01/27.......  Aaa       AAA       2,997
  3,445     Spartanburg, South
              Carolina, Waterworks
              and Sewer Systems
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              6.200% 06/01/09.......  A1        AA-       3,559

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,000     West Columbia, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series
              1992, (MBIA Insured),
              6.300% 10/01/07.......  Aaa       AAA    $  1,049
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series
              1992, (AMBAC Insured),
              5.800% 03/01/03.......  Aaa       AAA       1,026
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series
              1992, (AMBAC Insured),
              5.900% 03/01/04.......  Aaa       AAA       1,027
  2,500     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.000% 03/01/02.......  Aaa       AAA       2,518
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.500% 03/01/10.......  Aaa       AAA       1,021
  4,000     York County, South
              Carolina, PCR
              Refunding, (Bowater
              Inc. Project) Series
              1991B,
              6.850% 04/01/01.......  Baa3      BBB       4,019
                                                       --------
                                                        237,345
                                                       --------
            TEXAS -- 0.9%
  2,000     Dallas-Fort Worth,
              Texas, International
              Airport Facilities
              Improvement, Corporate
              Revenue Refunding,
              (American Airlines
              Project) Series 2000C,
              AMT,
              6.150% 05/01/29.......  Baa1      BBB-      2,007
                                                       --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $233,866).......................    239,352
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $597)
    597     Nations Municipal Reserves#...........   $    597
                                                     --------
            TOTAL INVESTMENTS
              (Cost $234,463*).............  102.3%   239,949
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   (2.3)%
            Receivable for investment securities
              sold................................   $     10
            Receivable for Fund shares sold.......         25
            Interest receivable...................      3,706
            Payable for Fund shares redeemed......        (64)
            Investment advisory fee payable.......        (40)
            Administration fee payable............        (39)
            Shareholder servicing and distribution
              fees payable........................        (10)
            Distributions payable.................       (946)
            Payable for investment securities
              purchased...........................     (7,828)
            Accrued Trustees' / Directors' fees
              and expenses........................        (24)
            Accrued expenses and other
              liabilities.........................       (165)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................     (5,375)
                                                     --------
            NET ASSETS.....................  100.0%  $234,574
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    212
            Accumulated net realized loss on
              investments sold....................       (362)
            Net unrealized appreciation of
              investments.........................      5,486
            Paid-in capital.......................    229,238
                                                     --------
            NET ASSETS............................   $234,574
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($210,575,191 / 20,347,475 shares
              outstanding)........................     $10.35
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($15,582,910 / 1,505,925
              shares outstanding).................     $10.35
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.70
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,985,211 / 674,963 shares
              outstanding)........................     $10.35
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,430,899 / 138,225 shares
              outstanding)........................     $10.35
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $5,486 on investment securities was comprised of gross appreciation of $7,061 and gross depreciation of $1,575 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $234,463.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   16.83%
   FGIC                                                                   11.55%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   Hospital                                                               22.67%
   General Obligations                                                    21.63%
   Water Revenue                                                          20.57%
   Electric Revenue                                                       10.80%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 98.4%
            SOUTH CAROLINA -- 98.4%
 $  500     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured), 5.625%
              08/15/25................  Aaa       AAA    $   504
  1,000     Chester County, South
              Carolina, IDR,
              Refunding, (Springs
              Industries Inc. Project)
              Series 1992, 7.350%
              02/01/14................  NR        BBB+     1,032
  1,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09.........  Aa3       AA       1,566
  2,700     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue, Series
              1991, 4.855%(+)
              02/01/03................  Aa3       AA       2,417
  1,750     Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23.........  A1        AA-      1,698
  2,000     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT, 6.125% 06/01/25....  A2        A        1,973
    500     Dorchester County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series 1995,
              (FGIC Insured, SCSDE),
              4.800% 07/01/05.........  Aaa       AAA        503
  2,000     Georgetown County, South
              Carolina, PCR Refunding,
              (International Paper
              Company Project) Series
              1999A, 5.125%
              02/01/12................  Baa1      BBB+     1,881
    500     Georgetown County, South
              Carolina, PCR,
              (International Paper
              Company Project) Series
              1997B, AMT, 5.600%
              12/01/21................  Baa1      BBB+       459
  2,040     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B, (GTY
              AGMT), 5.250%
              05/01/23................  Aa3       AA       1,854

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,500     Greenville, South
              Carolina, Water Utility
              Improvement, Waterworks
              Revenue, Series 1997,
              5.500% 02/01/22.........  Aa1       AA     $ 1,478
    710     Greer, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, Series
              1997, (AMBAC Insured),
              5.000% 09/01/17.........  Aaa       AAA        665
  1,100     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured), 4.750%
              07/01/10................  Aaa       AAA      1,068
  1,575     Medical University, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1999, 5.500%
              07/01/09................  Baa2      A        1,611
  1,000     Oconee County, South
              Carolina, School
              District, GO, Series
              1994, (MBIA Insured),
              5.100% 01/01/13.........  Aaa       AAA        983
  1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1996B,
              (MBIA Insured),
              5.250% 01/01/09.........  Aaa       AAA      1,022
  1,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22.........  Aa1       AA+        851
  2,000     South Carolina State, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured), 5.300%
              02/01/14................  Aaa       AAA      1,981
  2,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured), 5.625%
              01/01/13................  Aaa       AAA      2,056
  1,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured), 5.500%
              10/01/26................  Aaa       AAA        966

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA --
              (CONTINUED)
 $1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project) Series
              2000A, 7.125%
              12/15/15................  Baa1      BBB    $ 1,012
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured), 5.000%
              10/01/12................  Aaa       AAA        984
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured), 4.500%
              10/01/17................  Aaa       AAA        862
  1,000     Spartanburg County, South
              Carolina, Health
              Services District,
              Hospital Revenue
              Refunding, Series 1997B,
              (MBIA Insured), 5.125%
              04/15/17................  Aaa       AAA        937
  2,250     Spartanburg, South
              Carolina, Sanitary Sewer
              District, Sewer System
              Revenue Refunding,
              Series 1999B, (MBIA
              Insured), 5.000%
              03/01/26................  Aaa       AAA      2,029
  2,000     York County, South
              Carolina, Exempt
              Facilities IDR, (Hoechst
              Celanese Corporation
              Project) Series 1994,
              AMT, 5.700% 01/01/24....  Baa2      BBB      1,805
    900     York County, South
              Carolina, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991B, 6.850%
              04/01/01................  Baa3      BBB        904
                                                         -------
                                                          35,101
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $34,426)..........................    35,101
                                                         -------

SHARES                                                VALUE
 (000)                                                (000)
------------------------------------------------------------
          INVESTMENT COMPANIES -- 0.7%
            (Cost $249)
    249   Nations Municipal Reserves#.............   $   249
                                                     -------
          TOTAL INVESTMENTS (Cost             99.1%
            $34,675*)......................           35,350
                                                     -------
          OTHER ASSETS AND LIABILITIES         0.9%
            (NET)..........................
          Receivable for Fund shares sold.........   $    46
          Interest receivable.....................       479
          Payable for Fund shares redeemed........        (1)
          Investment advisory fee payable.........        (2)
          Administration fee payable..............        (6)
          Shareholder servicing and distribution
            fees payable..........................        (7)
          Distributions payable...................      (154)
          Accrued Trustees'/Directors' fees and
            expenses..............................       (22)
          Accrued expenses and other
            liabilities...........................       (27)
                                                     -------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................       306
                                                     -------
          NET ASSETS.......................  100.0%  $35,656
                                                     =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income.....   $    13
          Accumulated net realized loss on
            investments sold......................      (580)
          Net unrealized appreciation of
            investments...........................       675
          Paid-in capital.........................    35,548
                                                     -------
          NET ASSETS..............................   $35,656
                                                     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($26,151,701 / 2,645,760 shares
            outstanding)..........................     $9.88
                                                       =====
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($1,017,551 / 102,983 shares
            outstanding)..........................     $9.88
                                                       =====
          Maximum sales charge....................     4.75%
          Maximum offering price per share........    $10.37
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($8,444,567 / 854,331 shares
            outstanding)..........................     $9.88
                                                       =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($42,528 / 4,303 shares
            outstanding)..........................     $9.88
                                                       =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $675 on investment securities was comprised of gross appreciation of $909 and gross depreciation of $234 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was 34,675.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

  MBIA                                                                    27.59%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

  Industrial Development Revenue/
    Pollution Control Revenue                                             27.65%
  Hospital Revenue                                                        25.43%
  Water Revenue                                                           21.01%
  Electric Revenue                                                        10.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 98.9%
            TENNESSEE -- 94.3%
 $1,000     Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project) Series
              1993,
              5.400% 07/01/04.........  A1        NR     $ 1,010
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.375% 10/01/04.........  Aaa       AAA      1,747
  1,000     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.500% 10/01/07.........  Aaa       AAA      1,041
  1,145     Harpeth Valley, Tennessee,
              Utilities District,
              Revenue Refunding,
              Series 1993,
              5.000% 09/01/01.........  A1        A        1,151
  1,600     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11.........  Aaa       AAA      1,639
    500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              (Sanders Alliance
              Project) Series 1993A,
              (MBIA Insured),
              4.900% 01/01/05.........  Aaa       AAA        504
  1,500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19.........  Baa1      NR       1,350
  1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.750% 04/01/19.........  Aa2       AA       1,107
    500     Madison County, Tennessee,
              GO, Series 1992A,
              5.850% 08/01/03.........  A1        NR         515

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,270     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.........  A2        A      $ 2,335
  1,800     McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.850% 04/01/01.........  Baa3      BBB      1,819
  1,000     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22.........  Baa3      BBB      1,033
  1,000     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1992,
              6.000% 01/01/05.........  Aa3       AA       1,050
  2,100     Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17.........  Aa2       AA       1,975
  1,500     Memphis, Tennessee, Water
              Division, Revenue
              Refunding, Series 1992,
              5.900% 01/01/04.........  Aa1       AA       1,558
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.750% 09/01/12.........  Baa2      BBB      1,041
  1,600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.500% 05/15/13.........  Aa3       AA       1,651
    750     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.250% 05/15/07.........  Aa2       AA         772
    505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08.........  Aaa       AAA        544

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  295     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09.........  Aaa       AAA    $   318
    600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27.........  NR        AAA        607
  1,645     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.000% 04/01/06.........  Aa2       AA       1,748
  1,280     Shelby County, Tennessee,
              GO Refunding, Series
              1996B,
              5.200% 12/01/09.........  Aa3       AA+      1,307
  1,000     Shelby County, Tennessee,
              GO Refunding, Series
              1999B,
              5.250% 04/01/11.........  Aa3       AA+      1,023
    260     Shelby County, Tennessee,
              GO, Unrefunded Balance,
              Series 1992B,
              6.000% 03/01/08.........  Aa3       AA+        266
    520     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Lebonheur Childrens
              Medical Center Project)
              Series 1993D, (MBIA
              Insured),
              5.300% 08/15/04.........  Aaa       AAA        533
    500     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Methodist Health
              Systems, Inc. Project)
              Series 1995, (MBIA
              Insured),
              6.250% 08/01/09.........  Aaa       AAA        547
  2,000     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project) Series
              1999,
              5.375% 07/01/24.........  NR        AA       1,851

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  400     Shelby County, Tennessee,
              Public Improvement GO
              Refunding, Series 1999A,
              4.750% 05/01/21.........  Aa3       AA+    $   349
    500     Shelby County, Tennessee,
              Public Improvement GO,
              Series 1996A,
              5.625% 06/01/06.........  Aa3       AA+        524
  1,000     Sumner County, Tennessee,
              Resource Authority,
              Revenue, Series 1993,
              (AMBAC Insured),
              5.125% 08/01/03.........  Aaa       AAA      1,014
  1,500     Tennergy Corporation,
              Tennessee, Gas Revenue,
              Series 1999, (MBIA
              Insured),
              5.000% 06/01/07.........  Aaa       AAA      1,424
  2,500     Tennessee Housing
              Development Agency,
              Homeownership Revenue,
              Series 1997-3A, AMT,
              5.530%(+) 01/01/08......  Aa2       AA       1,691
    990     Tennessee Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1993A,
              AMT,
              5.100% 07/01/01.........  A1        AA         994
    200     Tennessee Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1994A,
              AMT,
              6.300% 01/01/08.........  A1        AA         210
  1,000     Tennessee State, GO,
              Series 1994A,
              5.200% 03/01/05.........  Aa1       AA+      1,032
  1,000     Tennessee State, GO,
              Series 1995A,
              7.000% 03/01/03.........  Aa1       AA+      1,055
    500     Tennessee State, School
              Board Authority, Higher
              Education Facilities
              Revenue, Series 1992A,
              6.000% 05/01/05.........  Aa2       AA+        518
    300     Tennessee, Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1994B,
              AMT,
              6.550% 07/01/19.........  A1        AA         304
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.788%(+) 07/01/03......  Aa2       AA         973

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.530%(+) 07/01/04......  Aa2       AA     $ 1,002
    785     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08.........  Aa2       AA         770
  1,135     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.850% 07/01/09.........  Aa2       AA       1,115
                                                         -------
                                                          45,017
                                                         -------
            MISSOURI -- 2.5%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks Medical
              Center Project) Series
              1997,
              5.250% 11/15/07.........  NR        BB+      1,177
                                                         -------
            PUERTO RICO -- 2.1%
    600     Puerto Rico, Electric
              Power Authority, Power
              Revenue, Series 1991P,
              6.750% 07/01/03.........  Baa1      A-         622
    380     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing Mortgage -
              Portfolio I Project)
              Series 1995, AMT,
              (GNMA/FNMA/FHLMC COLL),
              5.450% 04/01/05.........  Aaa       AAA        388
                                                         -------
                                                           1,010
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $47,079)..........................    47,204
                                                         -------

 SHARES                                                VALUE
  (000)                                                (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.0%
              (Cost $22)
     22     Nations Municipal Reserves#............   $    22
                                                      -------
            TOTAL INVESTMENTS
              (Cost $47,101*)...............   98.9%   47,226
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    1.1%
            Receivable for Fund shares sold........   $     5
            Interest receivable....................       779
            Investment advisory fee payable........        (1)
            Administration fee payable.............        (8)
            Shareholder servicing and distribution
              fees payable.........................        (3)
            Distributions payable..................      (186)
            Accrued Trustees'/Directors' fees and
              expenses.............................       (22)
            Accrued expenses and other
              liabilities..........................       (29)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       535
                                                      -------
            NET ASSETS......................  100.0%  $47,761
                                                      -------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $     3
            Accumulated net realized loss on
              investments sold.....................      (422)
            Net unrealized appreciation of
              investments..........................       125
            Paid-in capital........................    48,055
                                                      -------
            NET ASSETS.............................   $47,761
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)


                                                       VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($38,009,092 / 3,803,298 shares
              outstanding).........................     $9.99
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($8,226,138 / 823,178
              shares outstanding)..................     $9.99
                                                        =====
            Maximum sales charge...................     3.25%
            Maximum offering price per share.......    $10.33
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($1,523,629 / 152,450 shares
              outstanding).........................     $9.99
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,678 / 269 shares
              outstanding).........................     $9.95
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $125 on investment securities was comprised of gross appreciation of $760 and gross depreciation of $635 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $47,101.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    28.30%
   Hospital Revenue                                                       23.12%
   Housing Revenue                                                        16.91%
   Industrial Development Revenue/
     Pollution Control Revenue                                            13.19%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 98.8%
            TENNESSEE -- 95.8%
  $500      Blount County, Tennessee,
              Public Building
              Authority, Public
              Facility Revenue, Series
              1998, (FGIC Insured),
              5.000% 04/01/19..........  Aaa       AAA    $  457
   250      Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.500% 10/01/07..........  Aaa       AAA       260
   740      Hamilton County, Tennessee,
              GO Refunding, Series
              1998B,
              5.100% 08/01/24..........  Aa2       NR        690
   575      Humphreys County,
              Tennessee, Industrial
              Development Board, Solid
              Waste Disposal, (E.I.
              duPont de Nemours and
              Company Project) Series
              1994, AMT,
              6.700% 05/01/24..........  Aa        AA-       614
   400      Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Hospital Facilities
              Improvement Revenue
              Refunding, (Baptist
              Health System of East
              Tennessee, Inc. Project)
              Series 1996, (CONNIE LEE
              Insured),
              5.500% 04/15/11..........  Aaa       AAA       409
   300      Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue Refunding, (Fort
              Sanders Alliance Project)
              Series 1993, (MBIA
              Insured),
              7.250% 01/01/09..........  Aaa       AAA       347
   500      Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue, (University
              Health Systems Inc.
              Project) Series 1999,
              5.750% 04/01/19..........  Baa1      NR        450
   200      Loudon County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT,
              6.200% 02/01/23..........  Aa2       AA        203

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $500      Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24..........  A2        A      $  515
   250      McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22..........  Baa3      BBB       258
   300      Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1993,
              4.900% 01/01/11..........  Aa3       AA        296
   400      Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17..........  Aa2       AA        376
   250      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.750% 09/01/12..........  Baa2      BBB       260
   500      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997,
              5.350% 09/01/12..........  Baa2      BBB       487
   250      Metropolitan Government,
              Nashville and Davidson
              County, Revenue, (Meharry
              Medical College Project)
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              7.000% 12/01/11..........  Aaa       AAA       277
   350      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1996A,
              5.625% 05/15/14..........  Aa3       AA        357
   400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.500% 05/15/13..........  Aa3       AA        413
   250      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.250% 05/15/07..........  Aa2       AA        257

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $500      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Health
              and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/16..........  Aaa       AAA    $  529
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Health
              and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09..........  Aaa       AAA       324
   400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Multi-
              Family Housing Revenue,
              (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27..........  NR        AAA       405
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 01/01/13..........  Aaa       AAA       302
   250      Sumner County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue Refunding,
              (Sumner Regional Health
              Systems, Inc. Project)
              Series 1994,
              7.000% 11/01/03..........  NR        A-        262
   250      Tennessee State, Local
              Development Authority,
              Revenue Refunding, (State
              Loan Program) Series
              1993A,
              5.750% 03/01/11..........  A2        AA-       257

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $185      Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1996,
              AMT,
              5.850% 07/01/17..........  Aa2       AA     $  186
   300      Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08..........  Aa2       AA        294
                                                          ------
                                                           9,485
                                                          ------
            PUERTO RICO -- 3.0%
   300      Puerto Rico, Public
              Buildings Authority,
              Guaranteed Public
              Education and Health
              Facilities Revenue
              Refunding, Series 1993M,
              5.500% 07/01/21..........  Baa1      A         297
                                                          ------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $9,631)............................    9,782
                                                          ------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $31)
    31      Nations Municipal Reserves#..............       31
                                                        ------
            TOTAL INVESTMENTS
              (Cost $9,662*)..................   99.1%   9,813
                                                        ------
            OTHER ASSETS AND LIABILITIES
              (NET)...........................    0.9%
            Interest receivable......................   $  170
            Receivable from investment advisor.......        5
            Administration fee payable...............       (2)
            Shareholder servicing and distribution
              fees payable...........................       (4)
            Distributions payable....................      (37)
            Accrued Trustees'/Directors' fees and
              expenses...............................      (21)
            Accrued expenses and other liabilities...      (17)
                                                        ------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..................................       94
                                                        ------
            NET ASSETS........................  100.0%  $9,907
                                                        ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                        VALUE
                                                        (000)
--------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income......   $   22
            Accumulated net realized loss on
              investments sold.......................     (131)
            Net unrealized appreciation of
              investments............................      151
            Paid-in capital..........................    9,865
                                                        ------
            NET ASSETS...............................   $9,907
                                                        ======
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($4,397,844 / 448,428
              shares outstanding)....................    $9.81
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,676,603 / 170,930 shares
              outstanding)...........................    $9.81
                                                         =====
            Maximum sales charge.....................    4.75%
            Maximum offering price per share.........   $10.30
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($3,679,870 / 375,190 shares
              outstanding)...........................    $9.81
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($152,244 / 15,523 shares
              outstanding)...........................    $9.81
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $151 on investment securities was comprised of gross appreciation of $274 and gross depreciation of $123 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $9,631.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   AMBAC                                                                  11.41%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            23.70%
   General Obligations                                                    20.70%
   Hospital Revenue                                                       17.76%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 98.8%
            TEXAS -- 89.0%
 $ 1,450    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation-American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Baa1      BBB-   $  1,565
     750    Amarillo, Texas, Junior
              College District, GO,
              Series 1995, (FGIC
              Insured),
              7.600% 02/15/06........  Aaa       AAA         832
   1,375    Arlington, Texas,
              Independent School
              District, GO, Series
              1991A, (PSF-GTD),
              6.375% 08/15/01........  Aaa       NR        1,398
   1,500    Arlington, Texas,
              Independent School
              District, GO, Series
              1992, (PSF-GTD),
              Prerefunded 02/15/02 @
              100,
              6.100% 02/15/05........  Aaa       NR        1,532
   1,775    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.100% 02/15/05........  Aaa       NR        1,808
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Improvement Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 06/01/02........  Aaa       AAA       1,025
   5,750    Austin, Texas, GO
              Refunding, Series 1993,
              5.500% 09/01/04........  Aa2       AA+       5,929
   2,000    Austin, Texas, Public
              Improvement GO, Series
              1992, (AMBAC Insured),
              Prerefunded
              09/01/02 @ 100,
              5.900% 09/01/05........  Aaa       AAA       2,052
   4,275    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/03........  Aaa       AAA       4,478
   3,000    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/05........  Aaa       AAA       3,149

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $   965    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.050% 06/01/03........  Aaa       NR     $    983
   4,365    Cass County, Texas,
              Industrial Development
              Corporation,
              Environmental Revenue,
              (International Paper
              Corporation Project)
              Series 1997A, AMT,
              (GTY-AGMT),
              6.250% 04/01/21........  Baa1      BBB+      4,325
   4,115    Cedar Hill, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD),
              6.550%(+) 08/15/16.....  NR        AAA       1,565
   3,840    Cedar Hill, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD),
              6.600%(+) 08/15/17.....  NR        AAA       1,358
   3,525    Clear Creek, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.375% 02/01/06........  Aaa       AAA       3,605
   2,860    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.600% 08/15/05........  Aaa       AAA       2,937
   2,940    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.700% 08/15/06........  Aaa       AAA       3,022
   1,565    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded 08/15/03 @
              100,
              5.600% 08/15/05........  NR        AAA       1,609
   1,575    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded 08/15/03 @
              100,
              5.600% 08/15/05........  Aaa       AAA       1,619
   1,510    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded 08/15/03 @
              100,
              5.700% 08/15/06........  NR        AAA       1,557

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,550    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded 08/15/03 @
              100,
              5.700% 08/15/06........  Aaa..     AAA    $  1,598
   5,000    Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              (Dallas-Fort Worth
              Airport Project) Series
              1994A, (MBIA Insured),
              5.400% 11/01/03........  Aaa..     AAA       5,121
     500    Denton, Texas, Health
              Facilities Development
              Revenue Refunding,
              (Evangelical Lutheran
              Good Samaritan Society
              Project) Series 1994,
              (AMBAC Insured),
              6.000% 05/01/05........  Aaa..     AAA         526
   1,395    El Paso, Texas, GO
              Refunding, Series
              1992C, (FGIC Insured),
              5.700% 08/15/03........  Aaa       AAA       1,423
   2,000    Garland, Texas, Utility
              Systems Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 03/01/02........  Aaa..     AAA       2,037
   3,000    Harris County, Texas,
              Flood Control District
              GO Refunding, Series
              1991,
              6.250% 10/01/04........  Aa1..     AA+       3,049
   1,115    Harris County, Texas,
              Flood Control District,
              GO, Series 1992A,
              5.800% 10/01/03........  Aa1..     AA        1,141
   3,155    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.000% 06/01/10........  Aaa..     AAA       3,379
   2,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.500% 07/01/09........  Aaa..     AAA       2,053
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Christus Health
              Project) Series 1999A,
              (MBIA Insured),
              5.500% 07/01/10........  Aaa..     AAA       2,048

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.000% 08/15/16........  Aaa..     AAA    $  3,753
   3,380    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.375% 08/15/20........  Aaa..     AAA       3,250
   1,305    Houston, Texas, GO
              Refunding, Series
              1992C, Prerefunded
              03/01/02 @ 100,
              6.000% 03/01/05........  Aa3..     AA-       1,331
   3,085    Houston, Texas, GO,
              Unrefunded Balance,
              Series 1992C,
              6.000% 03/01/05........  Aa3..     AA-       3,141
   5,000    Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1993, (PSF-GTD),
              5.400% 08/15/07........  Aaa..     AAA       5,079
   1,025    Houston, Texas, Public
              Improvement GO, Series
              1991A, Prerefunded
              04/01/01 @ 100,
              6.600% 04/01/05........  Aa3       AA-       1,036
   5,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997A, (FGIC
              Insured),
              5.375% 12/01/27........  Aaa       AAA       4,734
  10,000    Houston, Texas, Water and
              Sewer Systems Revenue,
              Junior Lien, Series
              1996A, (FGIC Insured),
              5.250% 12/01/25........  Aaa       AAA       9,326
   6,145    Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance,
              Prior Lien, Series
              1992B,
              5.900% 12/01/03........  A2        A+        6,368
   1,500    Klein, Texas, Independent
              School District, GO,
              Series 1999A,
              (PSF-GTD), Prerefunded
              08/01/09 @ 100,
              5.125% 08/01/15........  Aaa       AAA       1,464
   2,000    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD),
              6.100% 08/15/02........  Aaa       NR        2,055

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,085    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD),
              Prerefunded 08/15/02 @
              100,
              6.250% 08/15/05........  Aaa       NR     $  1,119
   3,815    Lewisville, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.250% 08/15/05........  Aaa       NR        3,923
   5,000    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1993,
              (PSF-GTD),
              5.300% 08/15/06........  Aaa       AAA       5,096
   1,380    Mesquite, Texas,
              Independent School
              District 1, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              5.750% 08/15/03........  Aaa       AAA       1,401
   5,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project) Series 1996B,
              (MBIA Insured),
              5.500% 06/01/16........  Aaa       AAA       5,052
   7,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13........  Aa3       AA-       6,937
   1,500    Pearland, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.500% 02/15/20(a).....  Aaa       AAA       1,474
   1,835    Plano, Texas, Independent
              School District, GO,
              Series 1995, (PSF-GTD),
              7.000% 02/15/05........  Aaa       AAA       1,999
   1,000    Port of Houston Authority
              of Harris County,
              Texas, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 05/01/04........  Aaa       AAA       1,025

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 8,100    Red River Authority of
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17........  Baa2      BBB    $  8,177
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR        4,002
   5,000    Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18(a).....  Aaa       AAA       4,680
     465    San Antonio, Texas,
              Refunding GO, Series
              1992, Prerefunded
              08/01/02 @ 100,
              5.500% 08/01/05........  Aa2       AA+         473
   4,185    San Antonio, Texas,
              Unrefunded GO, Series
              1992,
              5.500% 08/01/05........  Aa2       AA+       4,244
   3,300    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.750% 02/15/08........  Aaa       AAA       3,375
   5,000    Tarrant County, Texas,
              Water Control and
              Improvement District
              Number 1, Water Revenue
              Refunding, Series 1992,
              Prerefunded 03/01/01 @
              100,
              5.900% 03/01/03........  Aaa       AA        5,031
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11........  Aa1       AA          506
   1,000    Texas State, College
              Student Loan Authority,
              GO, Series 1996, AMT,
              5.000% 08/01/12........  Aa1       AA          979
   6,835    Texas State, College
              Student Loan Authority,
              GO, Series 1997, (GTD
              STD LNS),
              5.250% 08/01/07........  Aa1       AA        6,995
   1,425    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.000% 08/01/05........  Aa1       AA        1,443

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,565    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.000% 08/01/07........  Aa1       AA     $  3,598
   8,710    Texas State, Department
              of Housing and
              Community Affairs,
              Single-Family Revenue,
              Series 1997A-1, AMT,
              (GNMA/FNMA COLL), (MBIA
              Insured),
              5.250% 09/01/13........  Aaa       AAA       8,505
   5,000    Texas State, GO
              Refunding, Series
              1992A,
              5.800% 10/01/04........  Aa1       AA        5,216
   2,955    Texas State, Port of
              Corpus Christi, Revenue
              Authority Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1992,
              6.875% 04/01/17........  Baa2      BBB       2,987
   5,000    Texas State, Public
              Finance Authority,
              Building Revenue
              Refunding, Series
              1992B, (AMBAC Insured),
              6.100% 02/01/04........  Aaa       AAA       5,222
   1,200    Texas State, Public
              Finance Authority, GO
              Refunding, Series
              1996C,
              6.000% 10/01/06........  NR        AA        1,278
   3,500    Texas State, Texas A&M
              University, Revenue,
              Series 1999,
              5.500% 05/15/20........  Aa2       AA+       3,438
   3,250    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              5.450%(+) 01/01/09.....  Aaa       AAA       2,141
   3,000    Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aaa       AAA       2,952
   1,850    Texas State, Water
              Development GO, Series
              1997,
              5.500% 08/01/07........  Aa1       AA        1,928
   5,000    Texas State, Water
              Development GO, Series
              1997,
              5.250% 08/01/28........  Aa1       AA        4,664
   2,000    Texas State, Water
              Financial Assistance
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29........  Aaa       AAA       1,938

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              Prerefunded
              09/01/02 @ 102,
              5.900% 09/01/04........  Aaa       AAA    $  6,266
  15,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.250% 09/01/05........  Aaa       AAA      15,297
   1,100    Texas, Water Development
              Board, Revenue, Series
              1999B,
              5.625% 07/15/21........  Aaa       AAA       1,097
   4,085    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA       4,307
   3,250    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.500% 03/01/03........  Aaa       AAA       3,317
   3,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.600% 03/01/04........  Aaa       AAA       3,576
   1,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.750% 03/01/06........  Aaa       AAA       1,535
     500    Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20........  NR        A           509
   3,885    Trinity River Authority,
              Texas, Ten Mile
              Revenue, Series 1992,
              (AMBAC Insured),
              5.700% 08/01/03........  Aaa       AAA       3,961
   4,610    Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              6.600%(+) 08/15/17.....  Aaa       NR        1,641

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,755    Waxahachie, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD),
              6.450%(+) 08/15/15.....  Aaa       NR     $  1,966
                                                        --------
                                                         265,530
                                                        --------
            ALABAMA -- 1.6%
   3,000    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992,
              7.000% 06/01/22........  Baa1      BBB+      3,076
   1,750    Mobile, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 03/01/24........  Baa1      BBB+      1,801
                                                        --------
                                                           4,877
                                                        --------
            CONNECTICUT -- 1.7%
   5,000    Connecticut State, GO,
              Series 1995A,
              5.625% 03/15/09........  Aa3       AA        5,176
                                                        --------
            FLORIDA -- 0.3%
   1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust-
              Andover Project) Series
              1996E, AMT, Mandatory
              Put
              05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+      1,025
                                                        --------
            ILLINOIS -- 0.4%
   1,100    Rosemont, Illinois, GO,
              Series 1991B,
              (FGIC Insured),
              6.400% 02/01/03........  Aaa       AAA       1,128
                                                        --------
            MAINE -- 0.7%
   1,000    Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1985,
              6.250% 05/01/10........  Baa1      BBB+      1,015

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MAINE -- (CONTINUED)
   1,000    Maine, Municipal Board
              Bank, Revenue, Series
              1990D,
              7.100% 11/01/01........  Aa2       A+        1,022
                                                        --------
                                                           2,037
                                                        --------
            MICHIGAN -- 1.6%
 $ 4,600    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.500% 04/01/02........  Baa1      A-     $  4,711
                                                        --------
            MISSISSIPPI -- 0.9%
   2,600    Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A,
              6.700% 08/01/18........  Baa1      BBB+      2,694
                                                        --------
            TENNESSEE -- 1.1%
   3,135    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07........  Aaa       AAA       3,264
                                                        --------
            WASHINGTON -- 1.5%
   2,000    Washington State, GO,
              Series 1991B,
              Prerefunded 06/01/01 @
              100,
              6.300% 06/01/02........  Aa1       AA+       2,025
   2,425    Washington State, GO,
              Series 1995C,
              5.450% 07/01/07........  Aa1       AA+       2,494
                                                        --------
                                                           4,519
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $288,342)........................    294,961
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 0.4%
            (Cost $1,093)
  1,093   Nations Municipal Reserves#...........   $  1,093
                                                   --------
          TOTAL INVESTMENTS
            (Cost $289,435*).............   99.2%   296,054
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    0.8%
          Cash..................................   $      1
          Receivable for investment securities
            sold................................      1,507
          Dividends receivable..................         30
          Interest receivable...................      3,953
          Payable for Fund shares redeemed......       (908)
          Investment advisory fee payable.......        (53)
          Administration fee payable............        (49)
          Shareholder servicing and distribution
            fees payable........................         (2)
          Distributions payable.................     (1,240)
          Payable for investment securities
            purchased...........................       (622)
          Accrued Trustees'/Directors' fees and
            expenses............................        (22)
          Accrued expenses and other
            liabilities.........................        (66)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................      2,529
                                                   --------
          NET ASSETS.....................  100.0%  $298,583
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $    238
          Accumulated net realized loss on
            investments sold....................     (4,695)
          Net unrealized appreciation of
            investments.........................      6,619
          Paid-in capital.......................    296,421
                                                   --------
          NET ASSETS............................   $298,583
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($293,033,461 / 29,105,481 shares
            outstanding)........................     $10.07
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($3,497,709 / 347,415
            shares outstanding).................     $10.07
                                                     ======
          Maximum sales charge..................      3.25%
          Maximum offering price per share......     $10.41

          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($2,049,354 / 203,560 shares
            outstanding)........................     $10.07
                                                     ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($2,668 / 265 shares
            outstanding)........................     $10.07
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $6,619 on investment securities was comprised of gross appreciation of $7,448 and gross depreciation of $829 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $289,435.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   21.68%
   PSFG                                                                   18.59%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    41.20%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 95.4%
            TEXAS -- 87.4%
 $  500     Austin, Texas, Public
              Improvement, GO, Series
              1999,
              5.375% 09/01/18.........  Aa2       AA+    $   489
    500     Dallas County, Texas, GO,
              Series 1995,
              5.250% 08/15/14.........  Aaa       AAA        493
    500     Dallas-Fort Worth, Texas,
              Regional Airport Revenue
              Refunding, Series 1994A,
              (MBIA Insured),
              6.000% 11/01/09.........  Aaa       AAA        523
    400     Fort Worth, Texas, Higher
              Education Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17.........  Aa3       AA-        372
    500     Grand Prairie, Texas,
              Independent School
              District, GO, Refunding,
              Series 1996, (PSF-GTD),
              5.200% 02/15/24.........  Aaa       AAA        465
    500     Gulf Coast, Texas, Waste
              Disposal Authority,
              Revenue Refunding,
              (Houston Light and Power
              Company Project) Series
              1992A, (MBIA Insured),
              6.375% 04/01/12.........  Aaa       AAA        524
    500     Harris County, Texas,
              Health Facilities
              Development Corporation,
              Hospital Revenue, (Texas
              Childrens Hospital
              Project) Series 1995,
              5.500% 10/01/19.........  Aa2       AA         498
    500     Klein, Texas, Independent
              School District, GO,
              Series 1999A, (PSF-GTD),
              Prerefunded 08/01/09 @
              100, 5.125% 08/01/15....  Aaa       AAA        488
    500     Lower Neches Valley
              Authority, Texas,
              Industrial Development
              Corporation, Revenue
              Refunding, (Mobil Oil
              Refining Corporation
              Project) Series 1997,
              5.800% 05/01/22.........  Aaa       AAA        494
    600     Northside, Texas,
              Independent School
              District, GO, Series
              1999,
              4.750% 08/15/18.........  Aaa       AAA        530

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,000     Red River Authority of
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17.........  Baa2      BBB    $ 1,009
    600     Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18(a)......  Aaa       AAA        562
  1,000     Tarrant County, Texas,
              Health Facilities
              Development Corporation,
              Health Systems Revenue,
              (Harris Methodist Health
              Systems Project) Series
              1994, (MBIA-IBC
              Insured),
              6.000% 09/01/10.........  Aaa       AAA      1,084
    500     Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11.........  Aa1       AA         505
    455     Texas State, GO, Series
              1999,
              5.250% 08/01/21.........  Aa1       AA         432
    375     Texas State, Veterans
              Housing Assistance GO
              Refunding, Series 1994C,
              6.400% 12/01/09.........  Aa1       AA         384
    500     Texas State, Water
              Financial Assistance GO,
              Series 1999, (MBIA
              Insured),
              5.500% 08/01/29.........  Aaa       AAA        485
    400     Texas, Water Development
              Board, Revenue, Series
              1999B,
              5.625% 07/15/21.........  Aaa       AAA        399
    500     Travis County, Texas,
              Health Facilities
              Development Corporation,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24.........  Aaa       AAA        502
    500     Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20.........  NR        A          509
    500     University of Texas,
              University Finance
              Systems Revenue, Series
              1995A,
              5.200% 08/15/17.........  Aaa       AAA        476
  1,000     Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              6.600%(+) 08/15/17......  Aaa       NR         356
                                                         -------
                                                          11,579
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            OHIO -- 8.0%
 $1,000     Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13.........  NR        NR     $ 1,060
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $12,123)..........................    12,639
                                                         -------


SHARES
(000)
------
         INVESTMENT COMPANIES -- 3.7%
           (Cost $494)
   494   Nations Municipal Reserves#.............       494
                                                    -------
         TOTAL INVESTMENTS
           (Cost $12,617*)................   99.1%   13,133
                                                    -------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................    0.9%
         Cash....................................   $     1
         Interest receivable.....................       207
         Receivable from investment advisor......         6
         Administration fee payable..............        (2)
         Shareholder servicing and distribution
           fees payable..........................        (5)
         Distributions payable...................       (50)
         Accrued Trustees'/Directors' fees and
           expenses..............................       (22)
         Accrued expenses and other
           liabilities...........................       (22)
                                                    -------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................       113
                                                    -------
         NET ASSETS.......................  100.0%  $13,246
                                                    =======

                                                     VALUE
                                                     (000)
-----------------------------------------------------------
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $    47
         Accumulated net realized loss on
           investments sold......................      (454)
         Net unrealized appreciation of
           investments...........................       516
         Paid-in capital.........................    13,137
                                                    -------
         NET ASSETS..............................   $13,246
                                                    =======
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share ($7,570,405 / 785,110
           shares outstanding)...................     $9.64
                                                      =====
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($324,532 / 33,653 shares
           outstanding)..........................     $9.64
                                                      =====
         Maximum sales charge....................     4.75%
         Maximum offering price per share........    $10.12

         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($5,265,949 / 546,080 shares
           outstanding)..........................     $9.64
                                                      =====
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($84,887 / 8,803 shares
           outstanding)..........................     $9.64
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $516 on investment securities was comprised of gross appreciation of $574 and gross depreciation of $58 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $12,617.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when issued" basis.

Nations Texas Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   MBIA                                                                   11.56%
   PSFG                                                                   10.61%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    39.43%
   Industrial Development Revenue/
     Pollution Control Revenue                                            19.50%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.6%
            VIRGINIA -- 95.9%
 $ 2,000    Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Mortgage Revenue,
              (Buckingham Village
              Apartments Project)
              Series 1996A, AMT,
              6.050% 07/01/16........  NR        A+     $  2,022
   1,000    Amherst, Virginia,
              Industrial Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.250% 02/01/11........  Baa2      NR          970
   3,285    Arlington County,
              Virginia, GO Refunding,
              Series 1993,
              6.000% 06/01/12........  Aaa       AAA       3,582
   2,900    Arlington County,
              Virginia, GO, Series
              1991, Prerefunded
              12/01/01 @ 102,
              5.900% 12/01/03........  Aaa       AAA       3,006
   3,000    Arlington County,
              Virginia, GO, Series
              1993,
              5.000% 07/15/03........  Aaa       AAA       3,045
   2,345    Arlington County,
              Virginia, GO, Series
              1994,
              5.400% 08/01/02........  Aaa       AAA       2,387
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage - Woodbury
              Park Apartments
              Project) Series 1998A,
              5.450% 01/01/29........  NR        A         1,828
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue,
              (The Nature Conservancy
              Project) Series 1997A,
              5.450% 07/01/27........  Aa1       NR          970
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Arlington
              Hospital Project)
              Series 1991A,
              Prerefunded 09/01/01 @
              102,
              6.650% 09/01/05........  Aaa       NR        1,040

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              IDR Refunding, (Ogden
              Martin Systems Project)
              Series 1998A, (FSA
              Insured),
              5.250% 01/01/05........  Aaa       AAA    $  2,046
   3,515    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/09........  Aaa       AAA       3,585
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/10........  Aaa       AAA       2,035
   3,865    Arlington, Virginia, GO,
              Series 1999, (State Aid
              Withholding),
              5.250% 06/01/16........  Aaa       AAA       3,832
   3,455    Augusta County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Augusta
              Hospital Corporation
              Project) Series 1991,
              Prerefunded 09/01/01 @
              102,
              7.000% 09/01/21........  A         AAA       3,603
   2,000    Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease Revenue, Series
              1996, (MBIA Insured),
              5.250% 07/01/04........  Aaa       AAA       2,043
   1,000    Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, Series 1995,
              AMT,
              6.125% 12/01/09........  NR        BBB       1,028
   6,195    Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.125% 12/01/05........  Aa3       AA        6,350
   1,000    Chesapeake, Virginia, GO,
              Series 1992,
              5.700% 08/01/01........  Aa3       AA        1,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Chesapeake, Virginia, GO,
              Series 1998, (State Aid
              Withholding),
              4.650% 08/01/11........  Aa3       AA     $    967
   1,525    Chesapeake, Virginia,
              Public Improvement GO,
              Series 1996, (State Aid
              Withholding),
              5.000% 05/01/03........  Aa3       AA        1,544
   2,000    Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A, (State
              Aid Withholding),
              7.000% 12/01/09........  Aa3       AA        2,230
   2,000    Chesterfield County,
              Virginia, GO Refunding,
              Series 1991,
              5.900% 07/15/02........  Aaa       AAA       2,051
   1,000    Chesterfield County,
              Virginia, GO, Series
              1990B,
              6.500% 01/01/02........  Aaa       AAA       1,025
   2,120    Chesterfield County,
              Virginia, GO, Series
              1990B, Prerefunded
              01/01/01 @ 102,
              6.700% 01/01/11........  NR        AAA       2,174
   1,000    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992,
              6.200% 11/01/05........  Aa2       AA        1,049
   2,020    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992A,
              5.625% 11/01/01........  Aa2       AA        2,047
   1,320    Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05........  A3        BBB+      1,383
   3,385    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Refunding
              Revenue, Series 1998A,
              AMT, (AMBAC Insured),
              6.050% 02/01/09........  Aaa       AAA       3,649
  15,585    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured),
              5.950% 02/01/07........  Aaa       AAA      16,575

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Fairfax County, Virginia,
              GO, Series 1998, (State
              Aid Withholding),
              4.800% 04/01/10........  Aa1       AA+    $    997
   2,000    Fairfax County, Virginia,
              Public Improvement GO,
              Series 1997A,
              6.000% 06/01/04........  Aaa       AAA       2,099
   3,135    Fairfax County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.100% 11/15/04........  Aaa       AAA       3,197
   2,000    Fairfax County, Virginia,
              Water Authority,
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA       2,074
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1997,
              5.000% 04/01/29........  Aa1       AAA       1,803
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25........  Aa1       AAA       2,006
   2,000    Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.625% 12/01/22........  Baa2      BBB       2,007
   5,000    Goochland County,
              Virginia, Industrial
              Development Authority,
              (Old Dominion Electric
              Cooperative Project)
              Series 1998, AMT,
              4.250% 12/01/02........  NR        NR        4,893
   1,200    Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              4.900% 09/01/10........  NR        A         1,125
   2,500    Hampton Roads, Virginia,
              Sanitation District,
              Capital Improvement
              Revenue Refunding,
              Series 1993,
              4.500% 10/01/02........  Aa3       AA        2,502

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Hanover County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Memorial Regional
              Medical Center Project)
              Series 1995, (MBIA
              Insured),
              5.500% 08/15/25........  Aaa       AAA    $    971
   2,105    Henrico County, Virginia,
              Industrial Development
              Authority, Revenue,
              Series 1994,
              7.500% 08/01/02........  Aa2       AA        2,214
   3,500    Henrico County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Revenue,
              (Browning-Ferris
              Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put 12/01/05
              @ 100,
              5.300% 12/01/11........  B1        BB-       3,248
   1,500    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.200% 05/01/04........  Aa2       AAA       1,535
   2,420    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.300% 05/01/05........  Aa2       AAA       2,480
   1,915    James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.000% 12/15/08........  Aaa       AAA       1,947
   1,000    Leesburg, Virginia, GO
              Refunding, Series 1993,
              5.500% 08/01/06........  A1        A+        1,034
   2,000    Loudoun County, Virginia,
              Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              5.000% 10/01/02........  Aa1       AA        2,023
   1,500    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.500% 06/01/08........  Aaa       AAA       1,554

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.600% 06/01/09........  Aaa       AAA    $  1,038
   5,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Air Force Retired
              Officers - Falcons
              Landing Project) Series
              1994A, Prerefunded
              11/01/04 @ 103,
              8.750% 11/01/24........  Aaa       AAA       5,899
   1,000    Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              5.800% 01/01/01........  Aaa       AAA       1,003
   1,750    Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer
              Revenue, Series 1998,
              (MBIA Insured),
              4.750% 01/01/30........  Aaa       AAA       1,480
   1,140    Lynchburg, Virginia,
              Public Improvement GO,
              Series 1997,
              5.400% 05/01/17........  Aa3       AA        1,135
   1,000    Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured),
              4.800% 07/01/11........  Aaa       AAA         977
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, (MBIA Insured),
              6.500% 10/01/05........  Aaa       AAA       1,051
   1,000    Newport News, Virginia,
              GO, Series 1998,
              5.000% 03/01/18........  Aa2       AA          937
   5,000    Newport News, Virginia,
              Public Improvement GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.200% 11/01/04........  Aa2       AA        5,125
   1,000    Newport News, Virginia,
              Water and Sewer
              Authority, GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.100% 11/01/03........  Aa2       AA        1,018

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,020    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.500% 06/01/01........  Aa2       AA     $  1,028
   1,095    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.600% 06/01/02........  Aa2       AA        1,116
   1,000    Norfolk, Virginia,
              Capital Improvement GO
              Refunding, Series
              1992A, Prerefunded
              02/01/01 @ 102,
              5.900% 02/01/06........  Aaa       AAA       1,025
   2,250    Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facilities
              Revenue, (Tidewater
              Community College
              Campus Project) Series
              1995,
              5.875% 11/01/15........  Aa1       AA+       2,320
   2,000    Norfolk, Virginia, Water
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 11/01/10........  Aaa       AAA       2,091
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.000% 08/01/02........  A3        AA-       1,009
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.250% 08/01/04........  A3        AA-       1,023
   1,465    Prince William County,
              Virginia, Improvement
              GO Refunding, Series
              1992A,
              6.200% 12/01/10........  Aa1       NR        1,498
   1,775    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1995,
              6.550% 10/01/05........  A2        NR        1,853
   1,300    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Prince
              William Hospital
              Project) Series 1993,
              5.625% 04/01/12........  A2        NR        1,280

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Prince William County,
              Virginia, Park
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, Series 1994,
              6.300% 10/15/07........  NR        NR     $  1,076
   3,000    Prince William County,
              Virginia, Service
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 07/01/21........  Aaa       AAA       2,732
   1,000    Richmond, Virginia, GO
              Refunding, Series
              1995B, (FGIC Insured,
              State Aid Withholding),
              5.000% 01/15/21........  Aaa       AAA         916
   2,300    Richmond, Virginia,
              Public Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              6.500% 01/15/02........  A1        AA        2,358
   1,000    Richmond, Virginia,
              Public Improvement GO,
              Series 1991A,
              Prerefunded 01/15/01 @
              102,
              6.200% 01/15/03........  Aaa       AA        1,025
   1,000    Richmond, Virginia,
              Public Improvement GO,
              Series 1991A,
              Prerefunded 01/15/01 @
              102,
              6.700% 01/15/11........  Aaa       AA        1,026
   1,430    Richmond, Virginia,
              Public Improvement GO,
              Series 1993B, (State
              Aid Withholding),
              5.500% 07/15/09........  A1        AA        1,497
   2,855    Richmond, Virginia,
              Public Improvement,
              Refunding GO, Series
              1999A, (FSA Insured),
              5.000% 01/15/19........  Aaa       AAA       2,663
   1,115    Roanoke County, Virginia,
              IDR, (Hollins College
              Project) Series 1998,
              5.200% 03/15/17........  NR        A         1,055
   3,295    Roanoke, Virginia, Public
              Improvement GO
              Refunding, Series
              1992B, Prerefunded
              08/01/01 @ 100.5,
              6.000% 08/01/03........  Aa3       AA        3,354
   1,100    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.375% 07/15/05........  Aaa       AAA       1,091

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,900    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.400% 07/15/06........  Aaa       AAA    $  1,877
   2,000    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.400% 07/15/07........  Aaa       AAA       1,963
   1,580    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992,
              5.200% 07/15/01........  A1        A+        1,590
   2,320    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, Prerefunded
              07/15/02 @ 102,
              5.875% 07/15/09........  A1        A+        2,417
   2,535    Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14........  NR        NR        2,613
   1,110    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.400% 08/01/04........  Aa3       A+        1,141
   1,500    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.750% 08/01/08........  Aa3       A+        1,560
   2,000    Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1991, (MBIA
              Insured), Prerefunded
              07/01/01 @ 102,
              6.250% 07/01/05........  Aaa       AAA       2,067
   1,700    Virginia State, Virginia
              Commonwealth
              University, Revenue
              Refunding, Series
              1994D,
              4.350% 07/01/02........  A1        AA-       1,684
   1,000    Virginia Beach, Virginia,
              GO Refunding, Series
              1992,
              5.550% 02/01/01........  Aa1       AA        1,004
   2,300    Virginia Beach, Virginia,
              GO Refunding, Series
              1993,
              5.400% 07/15/08........  Aa1       AA        2,401
   1,000    Virginia Beach, Virginia,
              GO, Series 1989A,
              6.900% 10/01/00........  Aa1       AA        1,000
   1,000    Virginia Beach, Virginia,
              GO, Series 1990A,
              6.850% 06/01/01........  Aa1       AA        1,016

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,060    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/17........  Aa1       AA     $  3,075
   2,805    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/18........  Aa1       AA        2,810
   1,790    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/17........  Aa3       AA        1,757
   1,935    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/18........  Aa3       AA        1,887
   2,035    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/19........  Aa3       AA        1,973
   2,145    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/20........  Aa3       AA        2,073
   1,245    Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program
              Project) Series 1997C,
              5.125% 05/15/19........  Aa1       AA        1,176
   1,210    Virginia Port Authority,
              Port Facilities
              Revenue, Series 1997,
              AMT, (MBIA Insured),
              6.000% 07/01/07........  Aaa       AAA       1,291
   2,465    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1996, AMT,
              5.550% 07/01/12........  Aa1       AA        2,515
   1,000    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              5.650% 07/01/17........  Aaa       AAA       1,001
   2,655    Virginia State Housing,
              Housing Development
              Authority, Revenue,
              (Rental Housing
              Project) Series 2000B,
              AMT,
              5.875% 08/01/15(a).....  Aa1       AA+       2,696
   1,175    Virginia State, Higher
              Educational
              Institutions GO, Series
              1991A,
              6.000% 06/01/01........  Aaa       AAA       1,187

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,430    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.000% 01/01/12........  Aa1       AA+    $  1,479
   1,470    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.000% 07/01/12........  Aa1       AA+       1,520
   1,695    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.100% 01/01/15........  Aa1       AA+       1,740
   3,595    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-3,
              5.950% 07/01/14........  Aa1       AA+       3,724
   2,455    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-4,
              5.500% 01/01/15........  Aa1       AA+       2,436
   2,000    Virginia State, Public
              Building Authority,
              Building Revenue
              Refunding,
              (Correctional
              Facilities Project)
              Series 1992A,
              5.800% 08/01/02........  Aa1       NR        2,041
   1,480    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05........  Aa1       AA        1,508
   1,000    Virginia State, Public
              School Authority,
              Revenue, Series 1991A,
              Prerefunded 08/01/01 @
              102,
              6.500% 08/01/08........  Aa2       AA        1,037
   2,195    Virginia State, Public
              School Authority,
              Revenue, Series 1993A,
              (State Aid
              Withholding),
              5.400% 01/01/08........  Aa1       AA        2,249
   1,120    Virginia State, Resource
              Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 05/01/22........  Aaa       AAA       1,107
     820    Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998,
              4.700% 05/01/11........  NR        AA          795

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,970    Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998,
              5.000% 05/01/18........  NR        AA     $  2,769
   1,000    Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facilities
              Project) Series 1995A,
              AMT,
              6.000% 10/01/15........  NR        AA        1,030
   2,470    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue
              Refunding, (Washington
              County Service Project)
              Series 1993,
              5.150% 10/01/07........  NR        AA        2,514
   1,020    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Suffolk Project)
              Series 1996A,
              5.500% 04/01/17........  NR        AA        1,019
   1,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.625% 10/01/18........  NR        AA          874
   2,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.750% 10/01/25........  NR        AA        1,717
   5,345    Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A,
              5.125% 05/15/21........  Aa1       AA        4,964
   3,150    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (Route 28
              Project) Series 1992,
              6.000% 04/01/02........  Aa1       AA        3,219

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,000    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1993A,
              4.900% 05/15/03........  Aa1       AA     $  3,029
   5,390    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1993A,
              5.500% 05/15/09........  Aa1       AA        5,527
   2,105    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue,
              (U.S. Route 58 Corridor
              Development Project)
              Series 1993B,
              5.100% 05/15/05........  Aa1       AA        2,145
   2,350    Virginia, Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotechnology
              Two Project) Series
              1996,
              5.750% 09/01/05........  Aa1       AA+       2,466
   2,475    Virginia, Chesapeake Bay
              Bridge and Tunnel
              Commission District,
              Revenue, Series 1995,
              (FGIC Insured),
              5.875% 07/01/10........  Aaa       AAA       2,613
   2,000    Virginia, College
              Building Authority,
              Educational Facilities
              Revenue Refunding,
              (University of Richmond
              Project) Series 1992,
              5.625% 11/01/02........  Aa2       AA        2,022
   2,000    Virginia, College
              Building Authority,
              Facilities Revenue,
              (Equipment Leasing
              Program) Series 1997,
              5.000% 02/01/02........  Aa2       AA+       2,014
   2,300    Virginia, College
              Building Authority,
              Virginia Educational
              Facilities Revenue,
              (Public Higher
              Education Financing
              Program) Series 1999A,
              5.375% 09/01/12........  Aa1       AA        2,345
   5,000    Virginia, Southeastern
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.100% 07/01/08........  Aaa       AAA       5,086

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   530    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnson Memorial
              Hospital Project)
              Series 1995,
              5.625% 07/01/02........  A2        NR     $    535
   1,000    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project)
              Series 1995,
              Prerefunded 07/01/05 @
              102,
              6.000% 07/01/14........  A2        NR        1,068
   1,000    West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.375% 03/01/19........  Ba2       BB+         936
                                                        --------
                                                         284,787
                                                        --------
            DISTRICT OF COLUMBIA -- 0.9%
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue
              Refunding, Series
              1998B, AMT, (MBIA
              Insured),
              5.250% 10/01/10........  Aaa       AAA    $  1,013
   1,640    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1997B, AMT, (FGIC
              Insured),
              5.500% 10/01/04........  Aaa       AAA       1,687
                                                        --------
                                                           2,700
                                                        --------
            MAINE -- 0.8%
   2,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, 4.750%
              06/01/05...............  Baa2      NR        2,440
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $285,089)........................    289,927
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
(000)                                               (000)
-----------------------------------------------------------
         INVESTMENT COMPANIES -- 0.3%
           (Cost $935)
   935   Nations Municipal Reserves#............   $    935
                                                   --------
         TOTAL INVESTMENTS
           (Cost $286,024*)..............   97.9%   290,862
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    2.1%
         Receivable for investment securities
           sold.................................   $  4,266
         Interest receivable....................      4,662
         Payable for Fund shares redeemed.......     (1,403)
         Investment advisory fee payable........        (52)
         Administration fee payable.............        (49)
         Shareholder servicing and distribution
           fees payable.........................        (17)
         Distributions payable..................     (1,122)
         Accrued Trustees'/Directors' fees and
           expenses.............................        (32)
         Accrued expenses and other
           liabilities..........................        (63)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................      6,190
                                                   --------
         NET ASSETS......................  100.0%  $297,052
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    139
         Accumulated net realized loss on
           investments sold.....................     (2,311)
         Net unrealized appreciation of
           investments..........................      4,838
         Paid-in capital........................    294,386
                                                   --------
         NET ASSETS.............................   $297,052
                                                   ========


                                                    VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($244,005,321 / 23,030,072 shares
           outstanding).........................     $10.59
                                                     ======
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($43,674,894 / 4,122,091
           shares outstanding)..................     $10.59
                                                     ======
         Maximum sales charge...................      3.25%
         Maximum offering price per share.......     $10.95

         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($8,663,225 / 817,712 shares
           outstanding).........................     $10.59
                                                     ======
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($708,369 / 66,861 shares
           outstanding).........................     $10.59
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $4,838 on investment securities was comprised of gross appreciation of $7,039 and gross depreciation of $2,201 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $286,024.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   General Obligations                                                    27.48%
   Water Revenue                                                          16.50%
   Transportation Revenue                                                 11.14%
   Resource Recovery Revenue                                              10.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
              -- 97.3%
            VIRGINIA -- 95.5%
 $1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage - Woodbury Park
              Apartments Project)
              Series 1998A,
              5.450% 01/01/29.........  NR        A      $   914
  1,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A,
              5.375% 12/01/20.........  Aa3       AA         980
    500     Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18.........  A3        BBB+       525
    500     Fairfax County, Virginia,
              Industrial Development
              Authority, Health Care
              Revenue Refunding,
              (Inova Health Systems
              Project) Series 1996,
              5.500% 08/15/10.........  Aa2       AA         513
  1,000     Fairfax County, Virginia,
              Public Improvement GO,
              Series 1999B,
              5.500% 12/01/16.........  Aaa       AAA      1,011
  1,000     Fairfax County, Virginia,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.500% 11/15/13.........  Aaa       AAA      1,012
  1,000     Fairfax County, Virginia,
              Water Authority,
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22.........  Aa1       AAA      1,037
  1,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25.........  Aa1       AAA      1,003
    800     Giles County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue,
              (Hoechst Celanese
              Corporation Project)
              Series 1995, AMT,
              5.950% 12/01/25.........  Baa2      BBB        739

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.625% 12/01/22.........  Baa2      BBB    $ 1,004
    400     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              5.250% 09/01/17.........  NR        A          361
    500     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue, (Bon
              Secours Health Systems
              Project) Series 1995,
              (MBIA Insured),
              5.500% 08/15/25.........  Aaa       AAA        482
    500     Henrico County, Virginia,
              Industrial Development
              Authority, Public
              Facilities Lease
              Revenue, Series 1994,
              7.000% 08/01/13.........  Aa2       AA         559
    500     Henry County, Virginia,
              GO, Series 1994,
              5.750% 07/15/07.........  A2        A          525
    700     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.250% 12/15/14.........  Aaa       AAA        700
    765     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995,
              (FSA Insured),
              5.600% 06/01/09.........  Aaa       AAA        795
    500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995,
              (FSA Insured),
              5.800% 06/01/20.........  Aaa       AAA        504
    500     Peninsula Ports Authority,
              Virginia, Health Care
              Facilities Revenue
              Refunding, (Riverside
              Health System Project)
              Series 1992A,
              Prerefunded 07/01/02 @
              102,
              6.625% 07/01/18.........  Aaa       AA         527

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Pittsylvania County,
              Virginia, Public
              Improvement GO, Series
              1994,
              5.850% 07/01/08.........  A3        A      $   530
  1,000     Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project) Series 1996,
              6.000% 02/01/14.........  A2        NR       1,002
    500     Prince William County,
              Virginia, Park
              Authority, Revenue,
              Series 1994, Prerefunded
              10/15/04 @ 102,
              6.875% 10/15/16.........  NR        NR         549
    500     Richmond, Virginia, GO
              Refunding, Series 1995B,
              (FGIC Insured, State Aid
              Withholding),
              5.000% 01/15/21.........  Aaa       AAA        458
    800     Richmond, Virginia,
              Metropolitan Expressway
              Authority, Revenue
              Refunding, Series 1992B,
              (FGIC Insured),
              6.250% 07/15/22.........  Aaa       AAA        824
  1,390     Rivanna, Virginia, Water
              and Sewer Authority,
              Regional Water and Sewer
              Systems, Revenue
              Refunding, Series 1991,
              6.450% 10/01/12.........  Aa3       A+       1,440
  1,000     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14.........  NR        NR       1,031
    500     Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1995A, (MBIA
              Insured),
              5.000% 07/01/25.........  Aaa       AAA        450
    500     Virginia Beach, Virginia,
              Public Improvement GO
              Refunding, Series 1994,
              (State Aid Withholding),
              5.750% 11/01/08.........  Aa1       AA         527
  1,000     Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/18.........  Aa1       AA       1,001

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Virginia Commonwealth,
              Transportation Board,
              Transportation Program
              Revenue, (Oak Grove
              Connector Project)
              Series 1997A,
              5.250% 05/15/22.........  Aa1       AA     $   955
  1,000     Virginia State, Housing
              Development Authority,
              Revenue, (Rental Housing
              Project) Series 2000B,
              AMT,
              5.750% 08/01/13(a)......  Aa1       AA+      1,014
    640     Virginia State, Public
              School Authority,
              Revenue, Series 1994A,
              (State Aid Withholding),
              6.125% 08/01/11.........  Aa1       AA         677
  1,070     Virginia State,
              Residential Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 05/01/21.........  Aaa       AAA      1,059
    750     Virginia State, Resource
              Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater
              Facilities Project)
              Series 1995A, AMT,
              6.000% 10/01/15.........  NR        AA         773
    500     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation Project)
              Series 1994C,
              6.125% 05/01/14.........  NR        AA         522
  1,800     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.375% 03/01/19.........  Ba2       BB+      1,683
                                                         -------
                                                          27,686
                                                         -------
            MISSISSIPPI -- 1.8%
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A,
              6.700% 08/01/18.........  Baa1      BBB+       518
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $27,578)..........................    28,204
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

  SHARES                                                VALUE
  (000)                                                 (000)
--------------------------------------------------------------
             INVESTMENT COMPANIES -- 1.6%
               (Cost $471)
     471     Nations Municipal Reserves#............   $   471
                                                       -------
             TOTAL INVESTMENTS
               (Cost $28,049*)...............   98.9%   28,675
                                                       -------
             OTHER ASSETS AND
               LIABILITIES (NET).............    1.1%
             Receivable for investment securities
               sold.................................   $     5
             Interest receivable....................       505
             Payable for Fund shares redeemed.......        (5)
             Administration fee payable.............        (5)
             Shareholder servicing and distribution
               fees payable.........................        (9)
             Distributions payable..................      (113)
             Accrued Trustees'/Directors' fees and
               expenses.............................       (22)
             Accrued expenses and other
               liabilities..........................       (24)
                                                       -------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)....................       332
                                                       -------
             NET ASSETS......................  100.0%  $29,007
                                                       =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income....   $    68
             Accumulated net realized loss on
               investments sold.....................      (942)
             Net unrealized appreciation of
               investments..........................       626
             Paid-in capital........................    29,255
                                                       -------
             NET ASSETS.............................   $29,007
                                                       =======
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($18,230,628 / 1,913,382 shares
               outstanding).........................     $9.53
                                                         =====
             INVESTOR A SHARES:
             Net asset value and redemption price
               per share ($467,904 / 49,156 shares
               outstanding).........................     $9.52
                                                         =====
             Maximum sales charge...................     4.75%
             Maximum offering price per share.......     $9.99

             INVESTOR B SHARES:
             Net asset value and offering price per
               share** ($10,306,832 / 1,081,767
               shares outstanding)..................     $9.53
                                                         =====
             INVESTOR C SHARES:
             Net asset value and offering price per
               share** ($2,915 / 306 shares
               outstanding).........................     $9.53
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $626 on investment securities was comprised of gross appreciation of $854 and gross depreciation of $228 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $28,049.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Virginia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2000 (as a percentage of net assets):

   Water Revenue                                                          25.66%
   General Obligations                                                    19.93%
   Industrial Development Revenue/
     Pollution Control Revenue                                            15.51%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

ABBREVIATIONS:

  AMBAC          American Municipal Bond Assurance Corporation
  AMBAC-TCRS     American Municipal Bond Assurance Corporation -
                  Transferable Custodial Receipts
  AMT            Alternative Minimum Tax
  BD             Board
  CONNIE LEE     College Construction Loan Insurance Association
  FGIC           Financial Guaranty Insurance Company
  FGIC-TCRS      Financial Guaranty Insurance Company -
                  Transferable Custodial Receipts
  FHLMC COLL     Federal Home Loan Mortgage Corporation
                  collateral
  FHA            Federal Housing Authority
  FHA COLL       Federal Housing Authority collateral
  FNMA COLL      Federal National Mortgage Association
                  collateral
  FSA            Financial Security Assurance
  GO             General Obligation
  GNMA COLL      Government National Mortgage Association
                  collateral
  GTY-AGMT       Guarantee Agreement
  GTD STD LNS    Guaranteed Student Loans
  IBC            Insured Bond Certificate
  IDR            Industrial Development Revenue
  LOC            Letter of Credit
  MBIA           Municipal Bond Insurance Association
  MBIA-IBC       Municipal Bond Insurance Association - Insured
                  Bond Certificate
  NR             Not Rated
  PCR            Pollution Control Revenue
  PSF-GTD        Permanent School Fund Guarantee
  PUFG           Permanent University Fund Guarantee
  SCSDE          South Carolina School District Enhancement
  SCH BD GTY     School Bond Guarantee
  VA COLL        Veterans Administration collateral

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (This page intentionally left blank)

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2000

                                                                  SHORT-TERM        INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                    INCOME              BOND              INCOME
                                                                ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        2,978     $       26,442     $       21,115
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               186              1,988              1,813
Administration fee..........................................               136              1,094                798
Transfer agent fees.........................................                21                140                 96
Custodian fees..............................................                 5                 27                 19
Legal and audit fees........................................                34                 39                 38
Trustees' fees and expenses.................................                 9                  8                  9
Interest expense............................................                --*                 2                  1
Registration and filing fees................................                17                 29                 29
Printing expense............................................                16                 28                 28
Other.......................................................                 6                 24                 17
                                                                --------------     --------------     --------------
    Subtotal................................................               430              3,379              2,848
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                26                 23                 44
  Investor B Shares.........................................                32                 13                 43
  Investor C Shares.........................................                 7                  3                  6
                                                                --------------     --------------     --------------
    Total expenses..........................................               495              3,418              2,941
Fees waived and expenses reimbursed by investment advisor,
  administrator, and/or distributor.........................              (181)              (892)              (677)
                                                                --------------     --------------     --------------
    Net expenses............................................               314              2,526              2,264
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................             2,664             23,916             18,851
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (198)               612              2,412
Net change in unrealized appreciation/(depreciation) of
  investments...............................................               825              6,379              3,495
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......               627              6,991              5,907
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        3,291     $       30,907     $       24,758
                                                                ==============     ==============     ==============

---------------

 *  Amount represents less than $500.

(a) Kansas Municipal Income commenced operations on July 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                        FLORIDA                           GEORGIA                                            MARYLAND
      CALIFORNIA      INTERMEDIATE       FLORIDA        INTERMEDIATE       GEORGIA           KANSAS        INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND          INCOME(A)           BOND
------------------------------------------------------------------------------------------------------------------------


    $        5,129   $        5,856   $        3,946   $        3,763   $          730   $        1,291   $        5,123
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               455              433              349              280               66              128              387
               201              238              154              154               29               57              213
                30               36               23               23                4               10               31
                 6                8                5                5                2                2                6
                33               35               34               35               32               21               35
                 9                9                9                8                9                4                9
                 1                1               --*              --*              --*              --*              --
                 1                1                1                1               --*               8                2
                13               11               12               10                8                6               12
                 3                9                6                7                4                1                8
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               752              781              593              523              154              237              703

               191               11               60               15                2               --*              20
                22               21               60               34               50               --*              28
                 2                1               --*               4               --*              --                2
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               967              814              713              576              206              237              753

              (233)            (238)            (174)            (173)             (74)             (82)            (219)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               734              576              539              403              132              155              534
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             4,395            5,280            3,407            3,360              598            1,136            4,589
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

               577              310              154              123               38               16              250

             2,737            1,007            1,030            1,197              314              673            1,540
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             3,314            1,317            1,184            1,320              352              689            1,790
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

    $        7,709   $        6,597   $        4,591   $        4,680   $          950   $        1,825   $        6,379
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

        MARYLAND
       MUNICIPAL
          BOND
------------------------------------------------
     $          970
     --------------
                 89
                 39
                  6
                  2
                 33
                  9
                 --*
                  1
                  9
                  4
     --------------
                192

                  3
                 80
                  1
     --------------
                276

                (85)
     --------------
                191
     --------------
                779
     --------------

                (14)

                530
     --------------
                516
     --------------

     $        1,295
     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                                                                NORTH CAROLINA
                                                                 INTERMEDIATE      NORTH CAROLINA    SOUTH CAROLINA
                                                                  MUNICIPAL          MUNICIPAL        INTERMEDIATE
                                                                     BOND               BOND         MUNICIPAL BOND
                                                                ---------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        5,057     $        1,084    $        6,391
                                                                --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................               383                 97               464
Administration fee..........................................               211                 43               255
Transfer agent fees.........................................                31                  6                37
Custodian fees..............................................                 6                  2                 8
Legal and audit fees........................................                35                 33                35
Trustees' fees and expenses.................................                 8                  9                 8
Interest expense............................................                --                 --*                1
Registration and filing fees................................                 1                 --*                1
Printing expense............................................                11                  8                12
Other.......................................................                 8                  4                 9
                                                                --------------     --------------    --------------
    Subtotal................................................               694                202               830
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                13                  2                20
  Investor B Shares.........................................                26                 94                35
  Investor C Shares.........................................                --*                --*               12
                                                                --------------     --------------    --------------
    Total expenses..........................................               733                298               897
Fees waived and expenses reimbursed by investment advisor,
  administrator, and/or distributor.........................              (215)               (86)             (249)
                                                                --------------     --------------    --------------
    Net expenses............................................               518                212               648
                                                                --------------     --------------    --------------
NET INVESTMENT INCOME/(LOSS)................................             4,539                872             5,743
                                                                --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (817)              (138)             (278)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             2,214                541             2,126
                                                                --------------     --------------    --------------
Net realized and unrealized gain/(loss) on investments......             1,397                403             1,848
                                                                --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        5,936     $        1,275    $        7,591
                                                                ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                       TENNESSEE                           TEXAS                            VIRGINIA
    SOUTH CAROLINA    INTERMEDIATE      TENNESSEE       INTERMEDIATE        TEXAS         INTERMEDIATE       VIRGINIA
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------


    $        1,011   $        1,276   $          294   $        8,674   $          390   $        7,717   $          803
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

                90               95               26              623               34              582               69
                40               53               11              343               15              320               31
                 7                8                2               54                2               46                4
                 2                2                1               11                5               11                2
                33               33               28               36               30               36               32
                 9                9                9                8                9                9                9
                --*              --               --*               4               --               --*              --
                 1                1                1                1               --*               1               --*
                 8                8                7               12                7               12                9
                 4                4                3               10                3                9                4
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               194              213               88            1,102              105            1,026              160

                 1               10                2                6               --*              57                1
                43                8               19               10               27               44               52
                --*              --*               1               --*              --*               4               --*
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               238              231              110            1,118              132            1,131              213

               (85)             (93)             (56)            (319)             (64)            (299)             (77)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               153              138               54              799               68              832              136
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               858            1,138              240            7,875              322            6,885              667
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

                 6              (53)             (41)          (1,172)              32             (159)            (231)

               489              443              167            3,046               82            2,678              445
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               495              390              126            1,874              114            2,519              214
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

    $        1,353   $        1,528   $          366   $        9,749   $          436   $        9,404   $          881
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SHORT-TERM                          INTERMEDIATE
                                                                 MUNICIPAL INCOME                      MUNICIPAL BOND
                                                          -------------------------------      -------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/00           YEAR ENDED         9/30/00          YEAR ENDED
                                                          (UNAUDITED)          3/31/00         (UNAUDITED)         3/31/00
                                                          --------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        2,664     $        4,772    $       23,916    $       42,143
Net realized gain/(loss) on investments..............              (198)               (95)              612            (2,370)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................               825             (1,712)            6,379           (43,336)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             3,291              2,965            30,907            (3,563)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (2,089)            (3,188)          (23,434)          (41,086)
  Investor A Shares..................................              (440)            (1,171)             (423)             (888)
  Investor B Shares..................................              (110)              (343)              (49)             (111)
  Investor C Shares..................................               (25)               (71)              (10)              (59)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --            (1,405)
  Investor A Shares..................................                --                 --                --               (27)
  Investor B Shares..................................                --                 --                --                (5)
  Investor C Shares..................................                --                 --                --                (3)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (1,687)            (4,060)          304,288           (18,416)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            (1,060)            (5,868)          311,279           (65,563)
NET ASSETS:
Beginning of period..................................           125,453            131,321           873,020           938,583
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      124,393     $      125,453    $    1,184,299    $      873,020
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           39     $           39    $          792    $          792
                                                         ==============     ==============    ==============    ==============

---------------

 *  Amount represents less than $500.

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                         CALIFORNIA                           FLORIDA INTERMEDIATE
           MUNICIPAL INCOME                            MUNICIPAL BOND                            MUNICIPAL BOND
                                      ------------------------------------------------   -------------------------------
 ---------------------------------
      SIX MONTHS                        SIX MONTHS                                         SIX MONTHS
        ENDED                             ENDED                                              ENDED
       9/30/00         YEAR ENDED        9/30/00        PERIOD ENDED     PERIOD ENDED       9/30/00         YEAR ENDED
     (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00         5/14/99(A)      (UNAUDITED)        3/31/00
------------------------------------------------------------------------------------------------------------------------


    $       18,851   $       31,612   $        4,395   $        8,104   $        1,950   $        5,280   $       11,245
             2,412           (5,891)             577             (597)           1,093              310           (1,029)

             3,495          (40,480)           2,737           (8,917)          (3,924)           1,007           (9,513)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

            24,758          (14,759)           7,709           (1,410)            (881)           6,597              703

           (17,752)         (29,366)            (635)            (928)              --           (4,989)         (10,463)
              (889)          (1,715)          (3,661)          (7,051)          (1,930)            (207)            (553)
              (184)            (460)             (91)            (119)             (20)             (83)            (186)
               (27)             (75)              (9)              (6)              --               (2)             (42)

                --             (710)              (7)             (47)              --               --               --
                --              (29)             (50)            (486)              --               --               --
                --              (15)              (1)             (10)              --               --               --
                --               (2)              --*              (1)              --               --               --

           317,207          (34,283)          (3,129)         (14,809)          (9,699)          (6,432)         (21,123)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           323,113          (81,414)             126          (24,867)         (12,530)          (5,116)         (31,664)

           598,800          680,214          183,790          208,657          221,187          222,155          253,819
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $      921,913   $      598,800   $      183,916   $      183,790   $      208,657   $      217,039   $      222,155
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

    $          931   $          931   $          312   $          313   $          292   $           14   $           13
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FLORIDA                       GEORGIA INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                          -------------------------------      -------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/00           YEAR ENDED         9/30/00          YEAR ENDED
                                                          (UNAUDITED)          3/31/00         (UNAUDITED)         3/31/00
                                                           -------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        3,407     $        7,103    $        3,360    $        6,917
Net realized gain/(loss) on investments..............               154                376               123            (1,090)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................             1,030             (7,575)            1,197            (6,288)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             4,591                (96)            4,680              (461)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (2,015)            (3,838)           (2,941)           (5,865)
  Investor A Shares..................................            (1,148)            (2,706)             (277)             (736)
  Investor B Shares..................................              (244)              (557)             (129)             (286)
  Investor C Shares..................................                --*                (1)              (14)              (31)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................               (32)                --                --              (166)
  Investor A Shares..................................               (19)                --                --               (20)
  Investor B Shares..................................                (5)                --                --               (10)
  Investor C Shares..................................                --*                --                --                (1)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (5,250)            (9,231)           (4,439)          (10,542)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            (4,122)           (16,429)           (3,120)          (18,118)
NET ASSETS:
Beginning of period..................................           141,599            158,028           142,768           160,886
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      137,477     $      141,599    $      139,648    $      142,768
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          139     $          139    $           96    $           96
                                                         ==============     ==============    ==============    ==============

---------------

 *  Amount represents less than $500.

(a) Kansas Municipal Income commenced operations on July 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                          KANSAS
                GEORGIA                 MUNICIPAL           MARYLAND INTERMEDIATE                   MARYLAND
            MUNICIPAL BOND                INCOME               MUNICIPAL BOND                    MUNICIPAL BOND
                                      -------------    -------------------------------   -------------------------------
 ---------------------------------
      SIX MONTHS                                         SIX MONTHS                        SIX MONTHS
        ENDED                          PERIOD ENDED        ENDED                             ENDED
       9/30/00         YEAR ENDED       9/30/00(A)        9/30/00         YEAR ENDED        9/30/00         YEAR ENDED
     (UNAUDITED)        3/31/00        (UNAUDITED)      (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00
------------------------------------------------------------------------------------------------------------------------


    $          598   $        1,016   $        1,136   $        4,589   $        9,187   $          779   $        1,416
                38             (740)              16              250           (1,697)             (14)            (706)

               314             (648)             673            1,540           (7,384)             530             (963)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

               950             (372)           1,825            6,379              106            1,295             (253)

              (356)            (503)          (1,127)          (4,097)          (8,207)            (424)            (774)
               (43)             (97)              (8)            (380)            (738)             (44)             (74)
              (198)            (414)              (1)            (105)            (224)            (307)            (562)
                (1)              --*              --               (6)             (17)              (4)              (6)

                --               --               --               --              (83)              --               (9)
                --               --               --               --               (8)              --               (1)
                --               --               --               --               (3)              --               (8)
                --               --               --               --               (1)              --               --*

             1,215            2,967          121,677            2,948           (6,228)            (164)           2,392
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,567            1,581          122,366            4,739          (15,403)             352              705

            25,262           23,681               --          191,669          207,072           35,616           34,911
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $       26,829   $       25,262   $      122,366   $      196,408   $      191,669   $       35,968   $       35,616
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

    $           49   $           49   $           --   $           --   $           --   $           13   $           13
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                            NORTH CAROLINA INTERMEDIATE                NORTH CAROLINA
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/00           YEAR ENDED         9/30/00          YEAR ENDED
                                                          (UNAUDITED)          3/31/00         (UNAUDITED)         3/31/00
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        4,539     $        9,220    $          872    $        1,750
Net realized gain/(loss) on investments..............              (817)              (948)             (138)             (723)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................             2,214             (8,403)              541            (1,801)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             5,936               (131)            1,275              (774)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (4,210)            (8,560)             (459)             (829)
  Investor A Shares..................................              (229)              (434)              (41)              (52)
  Investor B Shares..................................               (97)              (222)             (371)             (868)
  Investor C Shares..................................                (2)                (3)               (1)               (1)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --               (288)               --                --
  Investor A Shares..................................                --                (15)               --                --
  Investor B Shares..................................                --                (10)               --                --
  Investor C Shares..................................                --                 --*               --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................             2,004             (9,980)             (940)              120
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................             3,402            (19,643)             (537)           (2,404)
NET ASSETS:
Beginning of period..................................           190,634            210,277            39,576            41,980
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      194,036     $      190,634    $       39,039    $       39,576
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          290     $          291    $           21    $           21
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

      SOUTH CAROLINA INTERMEDIATE             SOUTH CAROLINA                TENNESSEE INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/00         YEAR ENDED        9/30/00         YEAR ENDED        9/30/00         YEAR ENDED
     (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00
-------------------------------------------------------------------------------------------------------


    $        5,743   $       12,258   $          858   $        1,386   $        1,138   $        2,355
              (278)             101                6             (567)             (53)            (368)

             2,126          (12,805)             489             (927)             443           (2,446)
    --------------   --------------   --------------   --------------   --------------   --------------

             7,591             (446)           1,353             (108)           1,528             (459)

            (5,176)         (10,924)            (661)            (957)            (925)          (1,877)
              (375)            (886)             (23)             (50)            (183)            (375)
              (143)            (329)            (174)            (377)             (31)            (102)
               (50)            (118)              (1)              (3)              --*              (1)

                --             (331)              --               --               --              (40)
                --              (27)              --               --               --               (8)
                --              (12)              --               --               --               (3)
                --               (4)              --               --               --               --*

               412          (24,176)          (3,543)          15,365               40           (4,911)
    --------------   --------------   --------------   --------------   --------------   --------------
             2,259          (37,253)          (3,049)          13,870              429           (7,776)

           232,315          269,568           38,705           24,835           47,332           55,108
    --------------   --------------   --------------   --------------   --------------   --------------
    $      234,574   $      232,315   $       35,656   $       38,705   $       47,761   $       47,332
    ==============   ==============   ==============   ==============   ==============   ==============

    $          212   $          213   $           13   $           14   $            3   $            3
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     TENNESSEE                       TEXAS INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                          -------------------------------      -------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/00           YEAR ENDED         9/30/00          YEAR ENDED
                                                          (UNAUDITED)          3/31/00         (UNAUDITED)         3/31/00
                                                           -------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $          240     $          470    $        7,875    $       17,833
Net realized gain/(loss) on investments..............               (41)               (63)           (1,172)           (3,353)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................               167               (607)            3,046           (14,956)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................               366               (200)            9,749              (476)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................              (123)              (262)           (7,727)          (17,447)
  Investor A Shares..................................               (36)               (37)             (107)             (304)
  Investor B Shares..................................               (78)              (168)              (41)              (82)
  Investor C Shares..................................                (3)                (4)               --*               --*
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --               (71)
  Investor A Shares..................................                --                 --                --                (1)
  Investor B Shares..................................                --                 --                --                (1)
  Investor C Shares..................................                --                 --                --                --*
Net increase/(decrease) in net assets from Fund share
  transactions.......................................              (834)               254           (37,697)          (47,692)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................              (708)              (417)          (35,823)          (66,074)
NET ASSETS:
Beginning of period..................................            10,615             11,032           334,406           400,480
                                                         --------------     --------------    --------------    --------------
End of period........................................    $        9,907     $       10,615    $      298,583    $      334,406
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           22     $           22    $          238    $          238
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                 TEXAS                     VIRGINIA INTERMEDIATE                   VIRGINIA
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/00         YEAR ENDED        9/30/00         YEAR ENDED        9/30/00         YEAR ENDED
     (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00
-------------------------------------------------------------------------------------------------------


    $          322   $          681   $        6,885   $       13,102   $          667   $        1,221
                32             (244)            (159)          (2,152)            (231)            (171)

                82             (636)           2,678          (10,427)             445           (1,345)
    --------------   --------------   --------------   --------------   --------------   --------------

               436             (199)           9,404              523              881             (295)


              (199)            (411)          (5,665)         (10,494)            (436)            (710)
                (8)             (17)          (1,037)          (2,216)             (13)             (36)
              (113)            (251)            (168)            (357)            (219)            (475)
                (2)              (3)             (14)             (31)              --*              --*


                --               --               --              (22)              --               --
                --               --               --               (5)              --               --
                --               --               --               (1)              --               --
                --               --               --               --*              --               --

              (722)          (1,971)           9,339            2,368            1,215            1,636
    --------------   --------------   --------------   --------------   --------------   --------------
              (608)          (2,852)          11,859          (10,235)           1,428              120

            13,854           16,706          285,193          295,428           27,579           27,459
    --------------   --------------   --------------   --------------   --------------   --------------


    $       13,246   $       13,854   $      297,052   $      285,193   $       29,007   $       27,579
    ==============   ==============   ==============   ==============   ==============   ==============


    $           47   $           47   $          139   $          139   $           68   $           69
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                     SHORT-TERM MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,395    $ 23,840       6,609    $ 65,869
  Issued as reinvestment of dividends.......................       2          19           2          27
  Redeemed..................................................  (2,167)    (21,569)     (4,936)    (49,439)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     230    $  2,290       1,675    $ 16,457
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      95    $    942       2,439    $ 24,297
  Issued as reinvestment of dividends.......................      31         305          70         804
  Redeemed..................................................    (358)     (3,557)     (3,799)    (37,957)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (232)   $ (2,310)     (1,290)   $(12,856)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      --    $     --           2    $     --
  Issued as reinvestment of dividends.......................      10         101          27         284
  Redeemed..................................................    (134)     (1,335)       (701)     (7,019)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (124)   $ (1,234)       (672)   $ (6,735)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      96    $    950          55    $    541
  Issued as reinvestment of dividends.......................       2          24           6          68
  Redeemed..................................................    (142)     (1,407)       (154)     (1,535)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (44)   $   (433)        (93)   $   (926)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (170)   $ (1,687)       (380)   $ (4,060)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    9,119    $  89,255       23,175    $ 228,548
  Issued in exchange for:
    Assets of Boatmen's Trust Company Intermediate
      Tax-Exempt
      Bond Fund (Note 8)....................................   20,654      203,437           --           --
    Assets of Bank IV Kansas U.S. Tax Exempt Bond Fund
      (Note 8)..............................................    2,481       24,435           --           --
    Assets of BCA High Grade Tax Exempt Bond Fund
      (Note 8)..............................................   12,824      126,314           --           --
  Issued as reinvestment of dividends.......................       43          423           91          973
  Redeemed..................................................  (14,021)    (137,008)     (25,494)    (252,077)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   31,100    $ 306,856       (2,228)   $ (22,556)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      317    $   3,108        2,325    $  23,295
  Issued as reinvestment of dividends.......................       19          181           37          400
  Redeemed..................................................     (575)      (5,636)      (1,907)     (19,018)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (239)   $  (2,347)         455    $   4,677
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       --*   $      --           82    $     820
  Issued as reinvestment of dividends.......................        2           22            6           68
  Redeemed..................................................      (23)        (225)         (57)        (558)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (21)   $    (203)          31    $     330
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       --*   $      --*          65    $     664
  Issued as reinvestment of dividends.......................        1            9            5           59
  Redeemed..................................................       (3)         (27)        (162)      (1,590)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       (2)   $     (18)         (92)   $    (867)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   30,838    $ 304,288       (1,834)   $ (18,416)
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2000
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,485    $ 69,226       10,052    $ 109,003
  Issued in exchange for assets of Boatmen's Trust Company
    Tax Exempt Bond Fund (Note 8)...........................  30,910     332,899           --           --
  Issued as reinvestment of dividends.......................      16         163           35          410
  Redeemed..................................................  (7,771)    (82,233)     (13,758)    (148,807)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  29,640    $320,055       (3,671)   $ (39,394)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   2,111    $ 22,543        5,826    $  63,453
  Issued in exchange for A Shares of Pacific Horizon
    National Bond Fund (Note 8).............................      --          --        1,684       19,123
  Issued as reinvestment of dividends.......................      57         601           98        1,136
  Redeemed..................................................  (2,377)    (25,502)      (6,738)     (73,931)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (209)   $ (2,358)         870    $   9,781
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      26    $    268           75    $     820
  Issued as reinvestment of dividends.......................      10         103           24          278
  Redeemed..................................................     (65)       (695)        (479)      (5,194)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (29)   $   (324)        (380)   $  (4,096)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      --*   $      6           41    $     453
  Issued as reinvestment of dividends.......................       2          25            6           70
  Redeemed..................................................     (19)       (197)        (101)      (1,097)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (17)   $   (166)         (54)   $    (574)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  29,385    $317,207       (3,235)   $ (34,283)
                                                              ======    ========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                    CALIFORNIA MUNICIPAL BOND
                                                 SIX MONTHS ENDED
                                                SEPTEMBER 30, 2000         PERIOD ENDED            PERIOD ENDED
                                                   (UNAUDITED)            MARCH 31, 2000         MAY 14, 1999(A)
                                                ------------------      ------------------      ------------------
                                                SHARES    DOLLARS       SHARES    DOLLARS       SHARES    DOLLARS
                                                ------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold........................................   1,420    $ 10,153       3,709    $ 27,884          --    $     --
  Issued as reinvestment of dividends.........       9          69          24         161          --          --
  Redeemed....................................    (322)     (2,314)       (697)     (6,294)         --          --
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................   1,107    $  7,908       3,036    $ 21,751          --    $     --
                                                ======    ========      ======    ========      ======    ========
INVESTOR A SHARES:
  Sold........................................     340    $  2,466       1,406    $ 11,864         904    $  6,861
  Issued as reinvestment of dividends.........     305       2,208         629       4,499         130         989
  Redeemed....................................  (2,315)    (16,531)     (7,400)    (54,760)     (2,361)    (17,923)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................  (1,670)   $(11,857)     (5,365)   $(38,397)     (1,327)   $(10,073)
                                                ======    ========      ======    ========      ======    ========
INVESTOR B SHARES:
  Sold........................................     118    $    850         402    $  2,873          98    $    744
  Issued as reinvestment of dividends.........       9          64          12          82           2          12
  Redeemed....................................     (47)       (339)       (194)     (1,382)        (50)       (381)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................      80    $    575         220    $  1,573          50    $    375
                                                ======    ========      ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold........................................      34    $    242          36    $    260          --    $     --
  Issued as reinvestment of dividends.........       1           6           1           6          --          --
  Redeemed....................................      --*         (3)         --*         (2)         --          --
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................      35    $    245          37    $    264          --    $     --
                                                ======    ========      ======    ========      ======    ========
  Total net increase/(decrease)...............    (448)   $ (3,129)     (2,072)   $(14,809)     (1,277)   $ (9,699)
                                                ======    ========      ======    ========      ======    ========

---------------

 *  Amount represents less than 500 shares and/or $500, as applicable.

 + California Municipal Bond Primary A and Investor C Shares commenced operations on May 21, 1999.

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,860    $ 19,275       4,567    $ 47,567
  Issued as reinvestment of dividends.......................       2          23           5          62
  Redeemed..................................................  (2,306)    (23,783)     (6,217)    (64,778)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (444)   $ (4,485)     (1,645)   $(17,149)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     100    $  1,032         564    $  5,837
  Issued as reinvestment of dividends.......................      16         162          37         418
  Redeemed..................................................    (253)     (2,615)       (847)     (8,755)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (137)   $ (1,421)       (246)   $ (2,500)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       8    $     76          43    $    450
  Issued as reinvestment of dividends.......................       5          56          11         124
  Redeemed..................................................     (64)       (661)        (77)       (812)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (51)   $   (529)        (23)   $   (238)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       1    $      6          24    $    250
  Issued as reinvestment of dividends.......................      --*          3           2          22
  Redeemed..................................................      (1)         (6)       (146)     (1,508)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --*   $      3        (120)   $ (1,236)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (632)   $ (6,432)     (2,034)   $(21,123)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2000
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,048     $ 9,921        3,531    $ 33,504
  Issued as reinvestment of dividends.......................       6          52           13         136
  Redeemed..................................................    (956)     (9,068)      (2,949)    (28,008)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................      98     $   905          595    $  5,632
                                                              ======     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................      65     $   617          424    $  3,903
  Issued as reinvestment of dividends.......................      98         946          212       2,187
  Redeemed..................................................    (603)     (5,776)      (1,994)    (19,023)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (440)    $(4,213)      (1,358)   $(12,933)
                                                              ======     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................      19     $   183          192    $  1,831
  Issued as reinvestment of dividends.......................      12         119           26         268
  Redeemed..................................................    (234)     (2,244)        (420)     (4,030)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (203)    $(1,942)        (202)   $ (1,931)
                                                              ======     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................       1     $    10           --*   $     --*
  Issued as reinvestment of dividends.......................      --*         --*          --*          1
  Redeemed..................................................      (1)        (10)          --          --
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................      --*    $    --           --    $      1
                                                              ======     =======       ======    ========
  Total net increase/(decrease).............................    (545)    $(5,250)        (965)   $ (9,231)
                                                              ======     =======       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,147    $ 11,941       3,074    $ 32,266
  Issued as reinvestment of dividends.......................       1           5           2          20
  Redeemed..................................................  (1,387)    (14,404)     (3,437)    (36,098)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (239)   $ (2,458)       (361)   $ (3,812)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      34    $    357         153    $  1,558
  Issued as reinvestment of dividends.......................      22         231          57         644
  Redeemed..................................................    (217)     (2,251)       (737)     (7,745)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (161)   $ (1,663)       (527)   $ (5,543)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       8    $     85          40    $    420
  Issued as reinvestment of dividends.......................       4          46          10         117
  Redeemed..................................................     (40)       (417)       (156)     (1,645)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (28)   $   (286)       (106)   $ (1,108)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --           2    $     19
  Issued as reinvestment of dividends.......................       1          12           2          29
  Redeemed..................................................      (4)        (44)        (12)       (127)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (3)   $    (32)         (8)   $    (79)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (431)   $ (4,439)     (1,002)   $(10,542)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GEORGIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2000
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    330      $ 3,088       1,360     $12,830
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................   (122)      (1,155)       (950)     (8,918)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................    208      $ 1,933         410     $ 3,912
                                                               ====      =======       =====     =======
INVESTOR A SHARES:
  Sold......................................................     10      $    93           7     $    57
  Issued as reinvestment of dividends.......................      5           42           9          95
  Redeemed..................................................    (25)        (236)        (80)       (773)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................    (10)     $  (101)        (64)    $  (621)
                                                               ====      =======       =====     =======
INVESTOR B SHARES:
  Sold......................................................     19      $   178         158     $ 1,533
  Issued as reinvestment of dividends.......................     11          108          23         240
  Redeemed..................................................    (94)        (898)       (224)     (2,153)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................    (64)     $  (612)        (43)    $  (380)
                                                               ====      =======       =====     =======
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*          6     $    58
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................     (1)          (5)         --*         (2)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................     (1)     $    (5)          6     $    56
                                                               ====      =======       =====     =======
  Total net increase/(decrease).............................    133      $ 1,215         309     $ 2,967
                                                               ====      =======       =====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              KANSAS MUNICIPAL INCOME
                                                                    PERIOD ENDED
                                                                 SEPTEMBER 30, 2000
                                                                    (UNAUDITED)
                                                              ------------------------
                                                               SHARES        DOLLARS
                                                              ------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   12,651        $125,903
  Issued as reinvestment of dividends.......................        2              15
  Redeemed..................................................     (577)         (5,810)
                                                               ------        --------
  Net increase/(decrease)...................................   12,076        $120,108
                                                               ======        ========
INVESTOR A SHARES:+
  Sold......................................................      160        $  1,607
  Issued as reinvestment of dividends.......................       --*              2
  Redeemed..................................................      (29)           (290)
                                                               ------        --------
  Net increase/(decrease)...................................      131        $  1,319
                                                               ======        ========
INVESTOR B SHARES:+
  Sold......................................................       25        $    250
  Issued as reinvestment of dividends.......................       --              --
  Redeemed..................................................       --              --
                                                               ------        --------
  Net increase/(decrease)...................................       25        $    250
                                                               ======        ========
  Total net increase/(decrease).............................   12,232        $121,677
                                                               ======        ========

---------------

+ Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,519    $ 16,065       3,481    $ 37,328
  Issued as reinvestment of dividends.......................       5          52          10         117
  Redeemed..................................................  (1,239)    (13,095)     (4,062)    (43,475)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     285    $  3,022        (571)   $ (6,030)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     140    $  1,467         268    $  2,813
  Issued as reinvestment of dividends.......................      26         276          46         538
  Redeemed..................................................    (134)     (1,408)       (309)     (3,297)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      32    $    335           5    $     54
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       8    $     89          70    $    745
  Issued as reinvestment of dividends.......................       8          85          16         184
  Redeemed..................................................     (48)       (511)        (92)       (978)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (32)   $   (337)         (6)   $    (49)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --*         --*   $      3
  Issued as reinvestment of dividends.......................       1           5           1          14
  Redeemed..................................................      (7)        (77)        (20)       (220)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (6)   $    (72)        (19)   $   (203)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     279    $  2,948        (591)   $ (6,228)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       MARYLAND MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2000
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    201      $ 1,924         660     $ 6,376
  Issued as reinvestment of dividends.......................     --*           1          --*          3
  Redeemed..................................................   (208)      (1,980)       (520)     (4,995)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     (7)     $   (55)        140     $ 1,384
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     32      $   302          24     $   225
  Issued as reinvestment of dividends.......................      4           34           6          59
  Redeemed..................................................    (17)        (159)        (18)       (171)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     19      $   177          12     $   113
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     88      $   844         318     $ 3,045
  Issued as reinvestment of dividends.......................     24          223          41         424
  Redeemed..................................................   (141)      (1,356)       (291)     (2,790)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (29)     $  (289)         68     $   679
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*         22     $   210
  Issued as reinvestment of dividends.......................     --*           3          --*          6
  Redeemed..................................................     --           --*         --          --
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     --*     $     3          22     $   216
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................    (17)     $  (164)        242     $ 2,392
                                                               ====      =======        ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,791    $ 18,195       4,170    $ 42,798
  Issued as reinvestment of dividends.......................       8          87          27         295
  Redeemed..................................................  (1,603)    (16,288)     (5,060)    (51,949)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     196    $  1,994        (863)   $ (8,856)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     134    $  1,361         102    $  1,032
  Issued as reinvestment of dividends.......................      16         165          32         359
  Redeemed..................................................    (132)     (1,347)       (129)     (1,337)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      18    $    179           5    $     54
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       2    $     18          10    $     88
  Issued as reinvestment of dividends.......................       7          74          15         172
  Redeemed..................................................     (25)       (252)       (138)     (1,421)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (16)   $   (160)       (113)   $ (1,161)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --*         --*   $     --*
  Issued as reinvestment of dividends.......................      --*          2          --*          3
  Redeemed..................................................       1         (11)         (2)        (20)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       1    $     (9)         (2)   $    (17)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     199    $  2,004        (973)   $ (9,980)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     NORTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2000
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    333      $ 3,144        1,951    $ 18,576
  Issued as reinvestment of dividends.......................     --*          --*          --*         --*
  Redeemed..................................................   (236)      (2,237)      (1,699)    (16,015)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     97      $   907          252    $  2,561
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     79      $   758           96    $    907
  Issued as reinvestment of dividends.......................      3           29            3          37
  Redeemed..................................................     (2)         (21)         (41)       (392)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     80      $   766           58    $    552
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     13      $   130          209    $  1,979
  Issued as reinvestment of dividends.......................     29          279           63         655
  Redeemed..................................................   (319)      (3,023)        (596)     (5,677)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (277)     $(2,614)        (324)   $ (3,043)
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*           5    $     50
  Issued as reinvestment of dividends.......................     --*           1           --*         --*
  Redeemed..................................................     --           --           --*         --*
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     --*     $     1            5    $     50
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (100)     $  (940)          (9)   $    120
                                                               ====      =======       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,882    $ 19,303       5,584    $ 57,593
  Issued as reinvestment of dividends.......................       4          40          12         121
  Redeemed..................................................  (1,493)    (15,282)     (7,813)    (80,572)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     393    $  4,061      (2,217)   $(22,858)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      91    $    940         380    $  4,012
  Issued as reinvestment of dividends.......................      14         140          36         394
  Redeemed..................................................    (294)     (2,995)       (457)     (4,743)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (189)   $ (1,915)        (41)   $   (337)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       2    $     24         101    $  1,047
  Issued as reinvestment of dividends.......................       8          83          19         209
  Redeemed..................................................     (48)       (487)       (200)     (2,051)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (38)   $   (380)        (80)   $   (795)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       2    $     18          88    $    910
  Issued as reinvestment of dividends.......................       4          42           8          94
  Redeemed..................................................    (136)     (1,414)       (115)     (1,190)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (130)   $ (1,354)        (19)   $   (186)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................      36    $    412      (2,357)   $(24,176)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     SOUTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2000
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    358      $ 3,411        4,537    $ 43,900
  Issued as reinvestment of dividends.......................     --           --           --          --
  Redeemed..................................................   (665)      (6,419)      (2,827)    (27,069)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (307)     $(3,008)       1,710    $ 16,831
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     24      $   230           52    $    502
  Issued as reinvestment of dividends.......................      2           18            4          44
  Redeemed..................................................    (15)        (143)         (66)       (633)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     11      $   105          (10)   $    (87)
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     24      $   235           28    $    254
  Issued as reinvestment of dividends.......................     12          117           24         258
  Redeemed..................................................   (102)        (993)        (191)     (1,860)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (66)     $  (641)        (139)   $ (1,348)
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*          --*   $     --*
  Issued as reinvestment of dividends.......................     --*           1           --*          2
  Redeemed..................................................     --           --           (3)        (33)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     --*     $     1           (3)   $    (31)
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (362)     $(3,543)       1,558    $ 15,365
                                                               ====      =======       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2000
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    270      $ 2,680         654     $ 6,566
  Issued as reinvestment of dividends.......................      5           53           9         104
  Redeemed..................................................   (278)      (2,774)       (952)     (9,529)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     (3)     $   (41)       (289)    $(2,859)
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     46      $   461          50     $   485
  Issued as reinvestment of dividends.......................     15          152          28         306
  Redeemed..................................................    (26)        (261)       (174)     (1,746)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     35      $   352         (96)    $  (955)
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     --*     $    (4)          9     $    87
  Issued as reinvestment of dividends.......................      2           22           7          81
  Redeemed..................................................    (29)        (289)       (124)     (1,235)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (27)     $  (271)       (108)    $(1,067)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*         --*    $    --*
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................     --           --*         (3)        (30)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     --*     $    --*         (3)    $   (30)
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................      5      $    40        (496)    $(4,911)
                                                               ====      =======        ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       TENNESSEE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2000
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     51      $   489         289     $ 2,781
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................   (131)      (1,262)       (320)     (3,071)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (80)     $  (773)        (31)    $  (290)
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     65      $   632          93     $   902
  Issued as reinvestment of dividends.......................      1           11           2          19
  Redeemed..................................................    (35)        (337)         (2)        (18)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     31      $   306          93     $   903
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     (1)     $    (9)         13     $   121
  Issued as reinvestment of dividends.......................      6           62          13         134
  Redeemed..................................................    (44)        (427)        (71)       (693)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (39)     $  (374)        (45)    $  (438)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................      1      $     4           8     $    75
  Issued as reinvestment of dividends.......................     --*           3          --*          4
  Redeemed..................................................     --           --*         --          --*
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................      1      $     7           8     $    79
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................    (87)     $  (834)         25     $   254
                                                               ====      =======        ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,555    $ 15,540       4,248    $ 43,022
  Issued as reinvestment of dividends.......................       1           9           3          19
  Redeemed..................................................  (5,081)    (50,680)     (8,955)    (90,193)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (3,525)   $(35,131)     (4,704)   $(47,152)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     281    $  2,822         156    $  1,583
  Issued as reinvestment of dividends.......................       3          33           8          82
  Redeemed..................................................    (544)     (5,452)       (215)     (2,175)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (260)   $ (2,597)        (51)   $   (510)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       1    $      8           5    $     52
  Issued as reinvestment of dividends.......................       3          30           5          60
  Redeemed..................................................      (1)         (7)        (14)       (142)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       3    $     31          (4)   $    (30)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --*         --*   $     --*
  Issued as reinvestment of dividends.......................      --*         --*         --*         --*
  Redeemed..................................................      --          --          --*         --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --*   $     --*         --*   $     --*
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (3,782)   $(37,697)     (4,759)   $(47,692)
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          TEXAS MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2000
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    42         $ 396         157       $ 1,477
  Issued as reinvestment of dividends.......................    --*           --*         --*           --*
  Redeemed..................................................   (80)         (760)       (263)       (2,523)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................   (38)        $(364)       (106)      $(1,046)
                                                               ===         =====        ====       =======
INVESTOR A SHARES:
  Sold......................................................    --*        $  --*          9       $    84
  Issued as reinvestment of dividends.......................    --*            1          --*            4
  Redeemed..................................................    (1)          (12)        (14)         (135)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    (1)        $ (11)         (5)      $   (47)
                                                               ===         =====        ====       =======
INVESTOR B SHARES:
  Sold......................................................    11         $ 105           7       $    60
  Issued as reinvestment of dividends.......................     7            64          15           152
  Redeemed..................................................   (54)         (516)       (115)       (1,094)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................   (36)        $(347)        (93)      $  (882)
                                                               ===         =====        ====       =======
INVESTOR C SHARES:
  Sold......................................................    --*        $  --*         --*      $     1
  Issued as reinvestment of dividends.......................    --*            1          --*            3
  Redeemed..................................................    --*           (1)         --            --*
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    --*        $  --*         --*      $     4
                                                               ===         =====        ====       =======
  Total net increase/(decrease).............................   (75)        $(722)       (204)      $(1,971)
                                                               ===         =====        ====       =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,229    $ 33,887       6,760    $ 71,512
  Issued as reinvestment of dividends.......................       4          40           7          78
  Redeemed..................................................  (1,970)    (20,689)     (5,701)    (60,355)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,263    $ 13,238       1,066    $ 11,235
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      74    $    774          96    $    905
  Issued as reinvestment of dividends.......................      65         677         123       1,420
  Redeemed..................................................    (457)     (4,808)       (945)    (10,105)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (318)   $ (3,357)       (726)   $ (7,780)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      (1)   $     (6)         81    $    838
  Issued as reinvestment of dividends.......................      11         117          22         256
  Redeemed..................................................     (57)       (597)       (177)     (1,882)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (47)   $   (486)        (74)   $   (788)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       1    $     12          19    $    191
  Issued as reinvestment of dividends.......................       1          12           2          28
  Redeemed..................................................      (8)        (80)        (49)       (518)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (6)   $    (56)        (28)   $   (299)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     892    $  9,339         238    $  2,368
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       VIRGINIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2000
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    323      $ 3,069        1,000    $ 9,458
  Issued as reinvestment of dividends.......................     --           --           --*         2
  Redeemed..................................................   (143)      (1,347)        (568)    (5,336)
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................    180      $ 1,722          432    $ 4,124
                                                               ====      =======       ======    =======
INVESTOR A SHARES:
  Sold......................................................      3      $    28           48    $   460
  Issued as reinvestment of dividends.......................      1            5            2         15
  Redeemed..................................................    (17)        (154)         (84)      (802)
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................    (13)     $  (121)         (34)   $  (327)
                                                               ====      =======       ======    =======
INVESTOR B SHARES:
  Sold......................................................     27      $   256           50    $   479
  Issued as reinvestment of dividends.......................     15          144           31        296
  Redeemed..................................................    (82)        (786)        (310)    (2,936)
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................    (40)     $  (386)        (229)   $(2,161)
                                                               ====      =======       ======    =======
INVESTOR C SHARES:
  Sold......................................................     --*     $    --*          --*   $    --*
  Issued as reinvestment of dividends.......................     --*          --*          --*        --*
  Redeemed..................................................     --           --           --         --
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................     --*     $    --*          --*   $    --*
                                                               ====      =======       ======    =======
  Total net increase/(decrease).............................    127      $ 1,215          169    $ 1,636
                                                               ====      =======       ======    =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (This page intentionally left blank)

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.


                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2000# (unaudited).........     $ 9.94          $0.22            $ 0.05             $0.27           $(0.22)
Year ended 3/31/2000#...........................      10.10           0.41             (0.16)             0.25            (0.41)
Year ended 3/31/1999#...........................      10.05           0.41              0.05              0.46            (0.41)
Year ended 3/31/1998............................       9.95           0.42              0.10              0.52            (0.42)
Year ended 3/31/1997............................       9.98           0.44             (0.03)             0.41            (0.44)
Period ended 3/31/1996*.........................      10.03           0.15             (0.05)             0.10            (0.15)
Year ended 11/30/1995...........................       9.69           0.44              0.34              0.78            (0.44)
INVESTOR A SHARES
Six months ended 9/30/2000# (unaudited).........     $ 9.94          $0.21            $ 0.05             $0.26           $(0.21)
Year ended 3/31/2000#...........................      10.10           0.39             (0.16)             0.23            (0.39)
Year ended 3/31/1999#...........................      10.05           0.39              0.05              0.44            (0.39)
Year ended 3/31/1998............................       9.95           0.40              0.10              0.50            (0.40)
Year ended 3/31/1997............................       9.98           0.42             (0.03)             0.39            (0.42)
Period ended 3/31/1996*.........................      10.03           0.14             (0.05)             0.09            (0.14)
Year ended 11/30/1995...........................       9.69           0.42              0.34              0.76            (0.42)
INVESTOR B SHARES
Six months ended 9/30/2000# (unaudited).........     $ 9.94          $0.17            $ 0.05             $0.22           $(0.17)
Year ended 3/31/2000#...........................      10.10           0.36             (0.16)             0.20            (0.36)
Year ended 3/31/1999#...........................      10.05           0.38              0.05              0.43            (0.38)
Year ended 3/31/1998............................       9.95           0.39              0.10              0.49            (0.39)
Year ended 3/31/1997............................       9.98           0.40             (0.03)             0.37            (0.40)
Period ended 3/31/1996*.........................      10.03           0.13             (0.05)             0.08            (0.13)
Year ended 11/30/1995...........................       9.69           0.40              0.34              0.74            (0.40)
INVESTOR C SHARES
Six months ended 9/30/2000# (unaudited).........     $ 9.94          $0.18            $ 0.04             $0.22           $(0.17)
Year ended 3/31/2000#...........................      10.10           0.32             (0.16)             0.16            (0.32)
Year ended 3/31/1999#...........................      10.05           0.40              0.02              0.42            (0.37)
Year ended 3/31/1998............................       9.95           0.39              0.10              0.49            (0.39)
Year ended 3/31/1997............................       9.98           0.40             (0.03)             0.37            (0.40)
Period ended 3/31/1996*.........................      10.03           0.14             (0.05)             0.09            (0.14)
Year ended 11/30/1995...........................       9.69           0.42              0.34              0.76            (0.42)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------


   $ 9.99        2.74%     $97,168        0.40%+(a)       4.41%+         42%           0.69%+
     9.94        2.58       94,393        0.40(a)         4.16           90            0.77
    10.10        4.71       79,002        0.40(a)         4.11           53            0.80
    10.05        5.33       70,740        0.40(a)         4.17           94            0.77
     9.95        4.15       61,072        0.40(a)         4.36           80            0.84
     9.98        0.96       48,511        0.40+(a)        4.37+          16            0.86+
    10.03        8.16       49,961        0.45(a)         4.38           82            0.93

   $ 9.99        2.61%     $20,208        0.65%+(a)       4.16%+         42%           0.94%+
     9.94        2.35       22,415        0.63(a)         3.93           90            1.02
    10.10        4.50       35,805        0.60(a)         3.91           53            1.05
    10.05        5.12       23,580        0.60(a)         3.97           94            0.97
     9.95        3.96        8,417        0.60(a)         4.16           80            1.04
     9.98        0.90        4,599        0.60+(a)        4.17+          16            1.06+
    10.03        7.95        3,741        0.65(a)         4.18           82            1.13

   $ 9.99        2.23%     $ 5,826        1.40%+(a)       3.41%+         42%           1.69%+
     9.94        1.99        7,030        0.94(a)         3.62           90            1.77
    10.10        4.34       13,931        0.75(a)         3.76           53            1.80
    10.05        4.96       13,753        0.75(a)         3.82           94            1.12
     9.95        3.78       10,655        0.75(a)         4.01           80            1.19
     9.98        0.84       13,859        0.75+(a)        4.02+          16            1.21+
    10.03        7.78        9,803        0.80(a)         4.03           82            1.28

   $ 9.99        2.23%     $ 1,191        1.40%+(a)       3.41%+         42%           1.69%+
     9.94        1.57        1,616        1.40(a)         3.16           90            1.77
    10.10        4.29        2,583        0.83(a)         3.68           53            1.80
    10.05        4.99        1,388        0.75(a)         3.82           94            1.12
     9.95        3.79        1,080        0.75(a)         4.01           80            1.19
     9.98        0.85        2,072        0.72+(a)        4.05+          16            1.18+
    10.03        7.95        1,953        0.70(a)         4.13           82            1.18


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.78         $0.23           $ 0.09           $ 0.32          $(0.24)       $   --
Year ended 3/31/2000#................     10.30          0.47            (0.50)           (0.03)          (0.47)        (0.02)
Year ended 3/31/1999.................     10.30          0.47             0.07             0.54           (0.47)        (0.07)
Year ended 3/31/1998.................     10.01          0.48             0.33             0.81           (0.48)        (0.04)
Year ended 3/31/1997.................     10.03          0.48            (0.02)            0.46           (0.48)           --
Period ended 3/31/1996*..............     10.17          0.16            (0.14)            0.02           (0.16)           --
Year ended 11/30/1995................      9.24          0.48             0.93             1.41           (0.48)           --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.78         $0.23           $ 0.09           $ 0.32          $(0.24)       $   --
Year ended 3/31/2000#................     10.30          0.45            (0.50)           (0.05)          (0.45)        (0.02)
Year ended 3/31/1999.................     10.30          0.45             0.07             0.52           (0.45)        (0.07)
Year ended 3/31/1998.................     10.01          0.46             0.33             0.79           (0.46)        (0.04)
Year ended 3/31/1997.................     10.03          0.46            (0.02)            0.44           (0.46)           --
Period ended 3/31/1996*..............     10.17          0.15            (0.14)            0.01           (0.15)           --
Year ended 11/30/1995................      9.24          0.47             0.93             1.40           (0.47)           --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.78         $0.19           $ 0.08           $ 0.27          $(0.19)       $   --
Year ended 3/31/2000#................     10.30          0.38            (0.50)           (0.12)          (0.38)        (0.02)
Year ended 3/31/1999.................     10.30          0.39             0.07             0.46           (0.39)        (0.07)
Year ended 3/31/1998.................     10.01          0.41             0.33             0.74           (0.41)        (0.04)
Year ended 3/31/1997.................     10.03          0.43            (0.02)            0.41           (0.43)           --
Period ended 3/31/1996*..............     10.17          0.14            (0.14)            0.00           (0.14)           --
Year ended 11/30/1995................      9.24          0.43             0.93             1.36           (0.43)           --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.78         $0.19           $ 0.08           $ 0.27          $(0.19)       $   --
Year ended 3/31/2000#................     10.30          0.38            (0.50)           (0.12)          (0.38)        (0.02)
Year ended 3/31/1999.................     10.30          0.40             0.09             0.49           (0.42)        (0.07)
Year ended 3/31/1998.................     10.01          0.42             0.33             0.75           (0.42)        (0.04)
Year ended 3/31/1997.................     10.03          0.43            (0.02)            0.41           (0.43)           --
Period ended 3/31/1996*..............     10.17          0.14            (0.14)            0.00           (0.14)           --
Year ended 11/30/1995................      9.24          0.43             0.93             1.36           (0.43)           --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.24)         $ 9.86         3.28%    $1,163,651      0.50%+(a)       4.80%+         11%           0.68%+
    (0.49)           9.78        (0.27)       849,966      0.50(a)         4.75           30            0.70
    (0.54)          10.30         5.33        918,367      0.50(a)         4.55           40            0.68
    (0.52)          10.30         8.20        867,154      0.50(a)         4.65           47            0.74
    (0.48)          10.01         4.63        108,204      0.50(a)         4.74           21            0.81
    (0.16)          10.03         0.20         77,423      0.50+(a)        4.75+           4            0.83+
    (0.48)          10.17        15.60         73,897      0.45(a)         4.91           31            0.84


   $(0.24)         $ 9.86         3.15%    $   17,574      0.75%+(a)       4.55%+         11%           0.93%+
    (0.47)           9.78        (0.49)        19,782      0.73(a)         4.52           30            0.95
    (0.52)          10.30         5.12         16,149      0.70(a)         4.35           40            0.93
    (0.50)          10.30         7.99          6,487      0.70(a)         4.45           47            0.94
    (0.46)          10.01         4.42          2,067      0.70(a)         4.54           21            1.01
    (0.15)          10.03         0.13          1,500      0.70+(a)        4.55+           4            1.03+
    (0.47)          10.17        15.38          1,249      0.65(a)         4.71           31            1.04


   $(0.19)         $ 9.86         2.76%    $    2,548      1.50%+(a)       3.80%+         11%           1.68%+
    (0.40)           9.78        (1.18)         2,733      1.42(a)         3.83           30            1.70
    (0.46)          10.30         4.49          2,556      1.30(a)         3.75           40            1.68
    (0.45)          10.30         7.50          2,023      1.20(a)         3.95           47            1.44
    (0.43)          10.01         4.12          1,481      1.00(a)         4.24           21            1.31
    (0.14)          10.03         0.03          1,623      1.00+(a)        4.25+           4            1.33+
    (0.43)          10.17        15.02          1,352      0.95(a)         4.41           31            1.34


   $(0.19)         $ 9.86         2.76%    $      526      1.50%+(a)       3.80%+         11%           1.68%+
    (0.40)           9.78        (1.19)           539      1.50(a)         3.75           30            1.70
    (0.49)          10.30         4.80          1,511      1.21(a)         3.84           40            1.68
    (0.46)          10.30         7.62          1,590      1.20(a)         3.95           47            1.44
    (0.43)          10.01         4.11            756      1.00(a)         4.24           21            1.31
    (0.14)          10.03         0.03            716      1.00+(a)        4.25+           4            1.33+
    (0.43)          10.17        14.96            359      0.95(a)         4.41           31            1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS  (CONTINUED)
For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)....   $10.69         $0.28           $ 0.10           $ 0.38          $(0.28)
Year ended 3/31/2000#.....................    11.48          0.54            (0.78)           (0.24)          (0.54)
Year ended 3/31/1999......................    11.46          0.54             0.07             0.61           (0.54)
Year ended 3/31/1998......................    10.89          0.57             0.62             1.19           (0.57)
Year ended 3/31/1997......................    10.84          0.59             0.05             0.64           (0.59)
Period ended 3/31/1996*...................    11.08          0.20            (0.24)           (0.04)          (0.20)
Year ended 11/30/1995.....................     9.64          0.59             1.44             2.03           (0.59)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)....   $10.68         $0.27           $ 0.11           $ 0.38          $(0.27)
Year ended 3/31/2000#.....................    11.48          0.52            (0.79)           (0.27)          (0.52)
Year ended 3/31/1999......................    11.46          0.52             0.07             0.59           (0.52)
Year ended 3/31/1998......................    10.89          0.54             0.62             1.16           (0.54)
Year ended 3/31/1997......................    10.84          0.57             0.05             0.62           (0.57)
Period ended 3/31/1996*...................    11.08          0.19            (0.24)           (0.05)          (0.19)
Year ended 11/30/1995.....................     9.64          0.57             1.44             2.01           (0.57)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)....   $10.69         $0.23           $ 0.10           $ 0.33          $(0.23)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.44             0.08             0.52           (0.45)
Year ended 3/31/1998......................    10.89          0.48             0.62             1.10           (0.48)
Year ended 3/31/1997......................    10.84          0.51             0.05             0.56           (0.51)
Period ended 3/31/1996*...................    11.08          0.17            (0.24)           (0.07)          (0.17)
Year ended 11/30/1995.....................     9.64          0.51             1.44             1.95           (0.51)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)....   $10.69         $0.23           $ 0.10           $ 0.33          $(0.23)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.46             0.07             0.53           (0.46)
Year ended 3/31/1998......................    10.89          0.49             0.62             1.11           (0.49)
Year ended 3/31/1997......................    10.84          0.53             0.05             0.58           (0.53)
Period ended 3/31/1996*...................    11.08          0.18            (0.24)           (0.06)          (0.18)
Year ended 11/30/1995.....................     9.64          0.51             1.44             1.95           (0.51)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)....     $   --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
Period ended 3/31/1996*...................         --
Year ended 11/30/1995.....................         --
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)....     $   --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
Period ended 3/31/1996*...................         --
Year ended 11/30/1995.....................         --
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)....     $   --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
Period ended 3/31/1996*...................         --
Year ended 11/30/1995.....................         --
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)....     $   --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
Period ended 3/31/1996*...................         --
Year ended 11/30/1995.....................         --

---------------

 +  Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------


   $(0.28)         $10.79         3.70%     $878,060       0.60%+(a)       5.21%+         14%           0.78%+
    (0.55)          10.69        (2.08)      552,650       0.60(a)         4.99           36            0.82
    (0.59)          11.48         5.42       635,629       0.60(a)         4.71           11            0.80
    (0.62)          11.46        11.12       456,485       0.60(a)         4.97           38            0.84
    (0.59)          10.89         6.03        77,260       0.60(a)         5.41           25            0.91
    (0.20)          10.84        (0.41)       68,022       0.60+(a)        5.35+           4            0.91+
    (0.59)          11.08        21.55        68,836       0.60(a)         5.63           49            0.88

   $(0.27)         $10.79         3.59%     $ 34,036       0.82%+(a)       4.96%+         14%           1.03%+
    (0.53)          10.68        (2.28)       35,937       0.83(a)         4.76           36            1.07
    (0.57)          11.48         5.21        28,625       0.80(a)         4.51           11            1.05
    (0.59)          11.46        10.89        19,226       0.80(a)         4.77           38            1.04
    (0.57)          10.89         5.82        15,075       0.80(a)         5.21           25            1.11
    (0.19)          10.84        (0.47)       26,085       0.80+(a)        5.15+           4            1.11+
    (0.57)          11.08        21.31        27,963       0.80(a)         5.43           49            1.08

   $(0.23)         $10.79         3.19%     $  8,558       1.60%+(a)       4.21%+         14%           1.78%+
    (0.45)          10.69        (2.99)        8,795       1.53(a)         4.06           36            1.82
    (0.50)          11.48         4.53        13,810       1.45(a)         3.86           11            1.80
    (0.53)          11.46        10.23        15,383       1.42(a)         4.15           38            1.66
    (0.51)          10.89         5.24        14,615       1.35(a)         4.66           25            1.66
    (0.17)          10.84        (0.66)       16,870       1.35+(a)        4.60+           4            1.66+
    (0.51)          11.08        20.65        18,165       1.35(a)         4.88           49            1.63

   $(0.23)         $10.79         3.19%     $  1,259       1.60%+(a)       4.21%+         14%           1.78%+
    (0.45)          10.69        (3.03)        1,418       1.60(a)         3.99           36            1.82
    (0.51)          11.48         4.64         2,150       1.36(a)         3.95           11            1.80
    (0.54)          11.46        10.37         2,444       1.33(a)         4.24           38            1.57
    (0.53)          10.89         5.50         1,713       1.10(a)         4.91           25            1.41
    (0.18)          10.84        (0.60)        2,173       1.16+(a)        4.79+           4            1.47+
    (0.51)          11.08        20.65         2,268       1.35(a)         4.88           49            1.63

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)........................     $7.13         $0.18           $ 0.13           $ 0.31          $(0.18)       $(0.00)##
Period ended 3/31/2000***............      7.51          0.30            (0.36)           (0.06)          (0.30)        (0.02)
INVESTOR A SHARES*
Six months ended 9/30/2000
  (unaudited)........................     $7.14         $0.17           $ 0.13           $ 0.30          $(0.17)       $(0.00)##
Period ended 3/31/2000...............      7.50          0.31            (0.34)           (0.03)          (0.31)        (0.02)
Period ended 5/14/1999...............      7.60          0.07            (0.10)           (0.03)          (0.07)           --
Year ended 2/28/1999.................      7.64          0.34             0.10             0.44           (0.34)        (0.14)
Year ended 2/28/1998.................      7.35          0.35             0.29             0.64           (0.35)           --
Year ended 2/28/1997**...............      7.45          0.36            (0.05)            0.31           (0.36)        (0.05)
Year ended 2/29/1996.................      7.12          0.37             0.33             0.70           (0.37)           --
INVESTOR B SHARES*
Six months ended 9/30/2000
  (unaudited)........................     $7.14         $0.15           $ 0.14           $ 0.29          $(0.15)       $(0.00)##
Period ended 3/31/2000...............      7.51          0.27            (0.35)           (0.08)          (0.27)        (0.02)
Period ended 5/14/1999...............      7.61          0.06            (0.10)           (0.04)          (0.06)           --
Period ended 2/28/1999***............      7.61          0.16             0.14             0.30           (0.16)        (0.14)
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)........................     $7.12         $0.14           $ 0.13           $ 0.27          $(0.14)       $(0.00)##
Period ended 3/31/2000***............      7.31          0.19            (0.17)            0.02           (0.19)        (0.02)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 ## Amount represents less than $0.01.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

*** California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.18)          $7.26         4.44%     $ 30,090       0.60%+(a)       5.01%+         12%           0.82%+
    (0.32)           7.13        (0.66)       21,654       0.60+(a)        4.70+          34            0.79+


   $(0.17)          $7.27         4.33%     $148,452       0.82%+(a)       4.76%+         12%           1.07%+
    (0.33)           7.14        (0.46)      157,672       0.80+(a)        4.50+          34            1.04+
    (0.07)           7.50        (0.42)      206,000      0.93+            4.40+           1            0.96+
    (0.48)           7.60         5.94       219,000       0.93            4.42           42            0.93
    (0.35)           7.64         9.18       214,000       0.90(b)         4.74           28            1.06(b)
    (0.41)           7.35         4.29       221,000       0.90(b)         4.88           34            1.10(b)
    (0.37)           7.45        10.12       221,000       0.94(b)         5.11           57            1.14(b)


   $(0.15)          $7.28         4.11%     $  4,863       1.50%+(a)       4.01%+         12%           1.82%+
    (0.29)           7.14        (1.16)        4,206       1.45+(a)        3.85+          34            1.79+
    (0.06)           7.51        (0.57)        3,000      1.66+            3.63+           1            1.69+
    (0.30)           7.61         4.09         2,000       1.70+(b)        3.67+          42            1.71+(b)


   $(0.14)          $7.25         3.93%     $    510       1.60%+(a)       4.01%+         12%           1.82%+
    (0.21)           7.12         0.30           258       1.60+(a)        3.70+          34            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)..........     $10.34          $0.25            $ 0.07            $ 0.32           $(0.25)
Year ended 3/31/2000#...........................      10.79           0.50             (0.45)             0.05            (0.50)
Year ended 3/31/1999............................      10.77           0.50              0.02              0.52            (0.50)
Year ended 3/31/1998............................      10.40           0.50              0.37              0.87            (0.50)
Year ended 3/31/1997............................      10.46           0.49             (0.06)             0.43            (0.49)
Period ended 3/31/1996*.........................      10.63           0.17             (0.17)             0.00            (0.17)
Year ended 11/30/1995...........................       9.61           0.48              1.02              1.50            (0.48)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)..........     $10.33          $0.24            $ 0.07            $ 0.31           $(0.24)
Year ended 3/31/2000#...........................      10.79           0.48             (0.46)             0.02            (0.48)
Year ended 3/31/1999............................      10.77           0.48              0.02              0.50            (0.48)
Year ended 3/31/1998............................      10.40           0.48              0.37              0.85            (0.48)
Year ended 3/31/1997............................      10.46           0.47             (0.06)             0.41            (0.47)
Period ended 3/31/1996*.........................      10.63           0.16             (0.17)            (0.01)           (0.16)
Year ended 11/30/1995...........................       9.61           0.46              1.02              1.48            (0.46)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)..........     $10.34          $0.20            $ 0.07            $ 0.27           $(0.20)
Year ended 3/31/2000#...........................      10.79           0.41             (0.45)            (0.04)           (0.41)
Year ended 3/31/1999............................      10.77           0.42              0.02              0.44            (0.42)
Year ended 3/31/1998............................      10.40           0.43              0.37              0.80            (0.43)
Year ended 3/31/1997............................      10.46           0.44             (0.06)             0.38            (0.44)
Period ended 3/31/1996*.........................      10.63           0.15             (0.17)            (0.02)           (0.15)
Year ended 11/30/1995...........................       9.61           0.43              1.02              1.45            (0.43)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)..........     $10.36          $0.20            $ 0.06            $ 0.26           $(0.20)
Year ended 3/31/2000#...........................      10.79           0.40             (0.43)            (0.03)           (0.40)
Year ended 3/31/1999............................      10.77           0.41              0.03              0.44            (0.42)
Year ended 3/31/1998#...........................      10.40           0.43              0.37              0.80            (0.43)
Year ended 3/31/1997............................      10.46           0.44             (0.06)             0.38            (0.44)
Period ended 3/31/1996*.........................      10.63           0.15             (0.17)            (0.02)           (0.15)
Year ended 11/30/1995...........................       9.61           0.43              1.02              1.45            (0.43)

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
  NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
    VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  BEGINNING      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
  OF PERIOD     RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
   $10.41         3.17%     $204,455       0.50%+(a)       4.90%+          4%           0.72%+
    10.34         0.54       207,704       0.50(a)         4.80           12            0.74
    10.79         4.95       234,530       0.50            4.65           14            0.72
    10.77         8.55       203,710       0.50(a)         4.74           13            0.76
    10.40         4.22        51,748       0.50(a)         4.72           16            0.81
    10.46        (0.06)       44,988       0.50+(a)        4.66+          18            0.86+
    10.63        15.92        44,038       0.55(a)         4.70           27            0.81

   $10.40         3.05%     $  8,326       0.75%+(a)       4.65%+          4%           0.97%+
    10.33         0.22         9,695       0.73(a)         4.57           12            0.99
    10.79         4.74        12,783       0.70            4.45           14            0.97
    10.77         8.34         7,205       0.70(a)         4.54           13            0.96
    10.40         4.01         2,142       0.70(a)         4.52           16            1.01
    10.46        (0.13)        2,029       0.70+(a)        4.46+          18            1.06+
    10.63        15.68         2,292       0.75(a)         4.50           27            1.01

   $10.41         2.66%     $  4,138       1.50%+(a)       3.90%+          4%           1.72%+
    10.34        (0.38)        4,639       1.41(a)         3.89           12            1.74
    10.79         4.11         5,090       1.30            3.85           14            1.72
    10.77         7.80         3,606       1.20(a)         4.04           13            1.46
    10.40         3.70         3,488       1.00(a)         4.22           16            1.31
    10.46        (0.23)        4,001       1.00+(a)        4.16+          18            1.36+
    10.63        15.34         4,775       1.05(a)         4.20           27            1.31

   $10.42         2.56%     $    120       1.50%+(a)       3.90%+          4%           1.72%+
    10.36        (0.26)          117       1.50(a)         3.80           12            1.74
    10.79         4.10         1,416       1.36            3.79           14            1.72
    10.77         7.80           188       1.20(a)         4.04           13            1.46
    10.40         3.71           272       1.00(a)         4.22           16            1.31
    10.46        (0.23)          275       1.00+(a)        4.16+          18            1.36+
    10.63        15.34           277       1.05(a)         4.20           27            1.31


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000# (unaudited).........      $9.53          $0.24            $ 0.07            $ 0.31           $(0.24)
Year ended 3/31/2000............................       9.99           0.48             (0.46)             0.02            (0.48)
Year ended 3/31/1999............................       9.99           0.48              0.00              0.48            (0.48)
Year ended 3/31/1998............................       9.48           0.48              0.51              0.99            (0.48)
Year ended 3/31/1997............................       9.47           0.48              0.01              0.49            (0.48)
Period ended 3/31/1996*.........................       9.76           0.16             (0.29)            (0.13)           (0.16)
Year ended 11/30/1995...........................       8.40           0.51              1.36              1.87            (0.51)
INVESTOR A SHARES
Six months ended 9/30/2000# (unaudited).........      $9.53          $0.23            $ 0.07            $ 0.30           $(0.23)
Year ended 3/31/2000............................       9.99           0.46             (0.46)               --            (0.46)
Year ended 3/31/1999............................       9.99           0.46              0.00              0.46            (0.46)
Year ended 3/31/1998............................       9.48           0.46              0.51              0.97            (0.46)
Year ended 3/31/1997............................       9.47           0.46              0.01              0.47            (0.46)
Period ended 3/31/1996*.........................       9.76           0.15             (0.29)            (0.14)           (0.15)
Year ended 11/30/1995...........................       8.40           0.49              1.36              1.85            (0.49)
INVESTOR B SHARES
Six months ended 9/30/2000# (unaudited).........      $9.53          $0.19            $ 0.07            $ 0.26           $(0.19)
Year ended 3/31/2000............................       9.99           0.39             (0.46)            (0.07)           (0.39)
Year ended 3/31/1999............................       9.99           0.40              0.00              0.40            (0.40)
Year ended 3/31/1998............................       9.48           0.40              0.51              0.91            (0.40)
Year ended 3/31/1997............................       9.47           0.41              0.01              0.42            (0.41)
Period ended 3/31/1996*.........................       9.76           0.14             (0.29)            (0.15)           (0.14)
Year ended 11/30/1995...........................       8.40           0.44              1.36              1.80            (0.44)
INVESTOR C SHARES
Six months ended 9/30/2000# (unaudited).........      $9.53          $0.19            $ 0.07            $ 0.26           $(0.19)
Year ended 3/31/2000............................       9.99           0.38             (0.46)            (0.08)           (0.38)
Year ended 3/31/1999#...........................       9.99           0.37              0.03              0.40            (0.40)
Year ended 3/31/1998#...........................       9.48           0.41              0.51              0.92            (0.41)
Year ended 3/31/1997............................       9.47           0.44              0.01              0.45            (0.44)
Period ended 3/31/1996*.........................       9.76           0.14             (0.29)            (0.15)           (0.14)
Year ended 11/30/1995...........................       8.40           0.44              1.36              1.80            (0.44)

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------


    $9.60         3.35%     $80,986        0.60%+(a)       5.03%+          3%           0.85%+
     9.53         0.26       79,335        0.60(a)         4.98           18            0.86
     9.99         4.90       77,197        0.60(a)         4.80           16            0.85
     9.99        10.60       27,378        0.60(a)         4.85           19            0.90
     9.48         5.29       16,702        0.60(a)         5.07           23            0.93
     9.47        (1.33)      13,044        0.60+(a)        5.03+           7            0.96+
     9.76        22.69       11,219        0.39(a)         5.44           13            0.95

    $9.60         3.22%     $45,605        0.85%+(a)       4.78%+          3%           1.10%+
     9.53         0.04       49,439        0.83(a)         4.75           18            1.11
     9.99         4.69       65,373        0.80(a)         4.60           16            1.10
     9.99        10.38        2,027        0.80(a)         4.65           19            1.10
     9.48         5.09        1,781        0.80(a)         4.87           23            1.13
     9.47        (1.40)       1,836        0.80+(a)        4.83+           7            1.16+
     9.76        22.45        1,787        0.59            5.24           13            1.15

    $9.60         2.83%     $10,953        1.60%+(a)       4.03%+          3%           1.85%+
     9.53        (0.67)      12,802        1.53(a)         4.05           18            1.86
     9.99         4.01       15,435        1.45(a)         3.95           16            1.85
     9.99         9.71       17,048        1.42(a)         4.03           19            1.72
     9.48         4.52       19,751        1.35(a)         4.32           23            1.68
     9.47        (1.58)      23,947        1.35+(a)        4.28+           7            1.71+
     9.76        21.78       25,398        1.14(a)         4.69           13            1.70

    $9.60         2.84%     $    23        1.60%+(a)       4.03%+          3%           1.85%+
     9.53        (0.73)          23        1.60(a)         3.98           18            1.86
     9.99         4.01           23        1.53(a)         3.87           16            1.85
     9.99         9.83            3        1.33(a)         4.12           19            1.63
     9.48         4.78           40        1.10(a)         4.57           23            1.43
     9.47        (1.52)          38        1.15+(a)        4.48+           7            1.51+
     9.76        21.80           38        1.14(a)         4.69           13            1.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL
  BOND
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)..................     $10.42          $0.25            $ 0.10            $ 0.35           $(0.25)        $   --
Year ended 3/31/2000...........      10.94           0.50             (0.51)            (0.01)           (0.50)         (0.01)
Year ended 3/31/1999...........      10.92           0.49              0.07              0.56            (0.50)         (0.04)
Year ended 3/31/1998...........      10.58           0.49              0.38              0.87            (0.49)         (0.04)
Year ended 3/31/1997...........      10.63           0.50             (0.05)             0.45            (0.50)            --
Period ended 3/31/1996*........      10.81           0.17             (0.18)            (0.01)           (0.17)            --
Year ended 11/30/1995..........       9.82           0.50              0.99              1.49            (0.50)            --
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)..................     $10.42          $0.24            $ 0.10            $ 0.34           $(0.24)        $   --
Year ended 3/31/2000...........      10.94           0.48             (0.52)            (0.04)           (0.47)         (0.01)
Year ended 3/31/1999...........      10.92           0.47              0.06              0.53            (0.47)         (0.04)
Year ended 3/31/1998...........      10.58           0.47              0.38              0.85            (0.47)         (0.04)
Year ended 3/31/1997...........      10.63           0.48             (0.05)             0.43            (0.48)            --
Period ended 3/31/1996*........      10.81           0.16             (0.18)            (0.02)           (0.16)            --
Year ended 11/30/1995..........       9.82           0.48              0.99              1.47            (0.48)            --
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)..................     $10.42          $0.20            $ 0.10            $ 0.30           $(0.20)        $   --
Year ended 3/31/2000...........      10.94           0.40             (0.51)            (0.11)           (0.40)         (0.01)
Year ended 3/31/1999...........      10.92           0.41              0.06              0.47            (0.41)         (0.04)
Year ended 3/31/1998...........      10.58           0.42              0.38              0.80            (0.42)         (0.04)
Year ended 3/31/1997...........      10.63           0.45             (0.05)             0.40            (0.45)            --
Period ended 3/31/1996*........      10.81           0.15             (0.18)            (0.03)           (0.15)            --
Year ended 11/30/1995..........       9.82           0.45              0.99              1.44            (0.45)            --
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)..................     $10.42          $0.20            $ 0.10            $ 0.30           $(0.20)        $   --
Year ended 3/31/2000...........      10.94           0.39             (0.51)            (0.12)           (0.39)         (0.01)
Year ended 3/31/1999...........      10.92           0.41              0.05              0.46            (0.40)         (0.04)
Year ended 3/31/1998#..........      10.58           0.42              0.38              0.80            (0.42)         (0.04)
Year ended 3/31/1997...........      10.63           0.45             (0.05)             0.40            (0.45)            --
Period ended 3/31/1996*........      10.81           0.15             (0.18)            (0.03)           (0.15)            --
Year ended 11/30/1995..........       9.82           0.45              0.99              1.44            (0.45)            --

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------




   $(0.25)         $10.52         3.44%     $120,635       0.50%+(a)       4.86%+          5%           0.74%+
    (0.51)          10.42        (0.02)      121,948       0.50(a)         4.69           28            0.78
    (0.54)          10.94         5.20       132,016       0.50            4.51           14            0.73
    (0.53)          10.92         8.45       125,654       0.50            4.54           25            0.75
    (0.50)          10.58         4.33        43,470       0.50            4.72            9            0.80
    (0.17)          10.63        (0.13)       38,222       0.50+           4.67+           3            0.83+
    (0.50)          10.81        15.42        40,383       0.55            4.76           17            0.80


   $(0.24)         $10.52         3.31%     $ 11,683       0.75%+(a)       4.61%+          5%           0.99%+
    (0.48)          10.42        (0.27)       13,244       0.73(a)         4.46           28            1.03
    (0.51)          10.94         4.99        19,674       0.70            4.31           14            0.98
    (0.51)          10.92         8.24         9,446       0.70            4.34           25            0.95
    (0.48)          10.58         4.12         8,810       0.70            4.52            9            1.00
    (0.16)          10.63        (0.19)        8,625       0.70+           4.47+           3            1.03+
    (0.48)          10.81        15.20         9,175       0.75            4.56           17            1.00


   $(0.20)         $10.52         2.93%     $  6,592       1.50%+(a)       3.86%+          5%           1.74%+
    (0.41)          10.42        (0.96)        6,812       1.41(a)         3.78           28            1.78
    (0.45)          10.94         4.37         8,310       1.30            3.71           14            1.73
    (0.46)          10.92         7.70         7,378       1.20            3.84           25            1.45
    (0.45)          10.58         3.81         7,601       1.00            4.22            9            1.30
    (0.15)          10.63        (0.29)        8,098       1.00+           4.17+           3            1.33+
    (0.45)          10.81        14.85         8,160       1.05            4.26           17            1.30


   $(0.20)         $10.52         3.03%     $    738       1.50%+(a)       3.86%+          5%           1.74%+
    (0.40)          10.42        (1.13)          764       1.50(a)         3.69           28            1.78
    (0.44)          10.94         4.35           886       1.31            3.70           14            1.73
    (0.46)          10.92         7.70         1,034       1.20            3.84           25            1.45
    (0.45)          10.58         3.81         1,983       1.00            4.22            9            1.30
    (0.15)          10.63        (0.29)        2,445       1.00+           4.17+           3            1.33+
    (0.45)          10.81        14.85         2,606       1.05            4.26           17            1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)..........     $ 9.53          $0.23            $ 0.12            $ 0.35           $(0.24)
Year ended 3/31/2000............................      10.12           0.46             (0.59)            (0.13)           (0.46)
Year ended 3/31/1999............................      10.00           0.46              0.12              0.58            (0.46)
Year ended 3/31/1998............................       9.50           0.47              0.50              0.97            (0.47)
Year ended 3/31/1997............................       9.48           0.47              0.02              0.49            (0.47)
Period ended 3/31/1996*.........................       9.72           0.16             (0.24)            (0.08)           (0.16)
Year ended 11/30/1995...........................       8.38           0.51              1.34              1.85            (0.51)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)..........     $ 9.53          $0.23            $ 0.10            $ 0.33           $(0.22)
Year ended 3/31/2000............................      10.12           0.43             (0.59)            (0.16)           (0.43)
Year ended 3/31/1999............................      10.00           0.44              0.12              0.56            (0.44)
Year ended 3/31/1998............................       9.50           0.45              0.50              0.95            (0.45)
Year ended 3/31/1997............................       9.48           0.45              0.02              0.47            (0.45)
Period ended 3/31/1996*.........................       9.72           0.14             (0.24)            (0.10)           (0.14)
Year ended 11/30/1995...........................       8.38           0.49              1.34              1.83            (0.49)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)..........     $ 9.53          $0.19            $ 0.11            $ 0.30           $(0.19)
Year ended 3/31/2000............................      10.12           0.37             (0.59)            (0.22)           (0.37)
Year ended 3/31/1999............................      10.00           0.37              0.12              0.49            (0.37)
Year ended 3/31/1998............................       9.50           0.39              0.50              0.89            (0.39)
Year ended 3/31/1997............................       9.48           0.40              0.02              0.42            (0.40)
Period ended 3/31/1996*.........................       9.72           0.14             (0.24)            (0.10)           (0.14)
Year ended 11/30/1995...........................       8.38           0.44              1.34              1.78            (0.44)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)..........     $ 9.53          $0.19            $ 0.11            $ 0.30           $(0.19)
Year ended 3/31/2000............................      10.12           0.36             (0.59)            (0.23)           (0.36)
Year ended 3/31/1999............................      10.00           0.37              0.12              0.49            (0.37)
Year ended 3/31/1998#...........................       9.50           0.40              0.50              0.90            (0.40)
Year ended 3/31/1997............................       9.48           0.42              0.02              0.44            (0.42)
Period ended 3/31/1996*.........................       9.72           0.14             (0.24)            (0.10)           (0.14)
Year ended 11/30/1995...........................       8.38           0.44              1.34              1.78            (0.44)

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------


   $ 9.64         3.69%     $15,217        0.60%+(a)       4.94%+          4%           1.16%+
     9.53        (1.27)      13,064        0.60            4.74           50            1.38
    10.12         5.89        9,719        0.60            4.53           17            1.18
    10.00        10.43        8,138        0.60(a)         4.82           30            1.02
     9.50         5.29        5,550        0.60(a)         4.96           19            1.05
     9.48        (0.84)       2,068        0.60+(a)        4.96+           7            1.14+
     9.72        22.48        2,628        0.40(a)         5.42           26            1.09

   $ 9.64         3.56%     $ 1,773        0.85%+(a)       4.69%+          4%           1.41%+
     9.53        (1.50)       1,853        0.83            4.51           50            1.63
    10.12         5.68        2,611        0.80            4.33           17            1.43
    10.00        10.22          483        0.80(a)         4.62           30            1.22
     9.50         5.05          208        0.80(a)         4.76           19            1.25
     9.48        (1.08)           7        0.80+(a)        4.76+           7            1.34+
     9.72        22.25            7        0.60(a)         5.22           26            1.29

   $ 9.64         3.17%     $ 9,784        1.60%+(a)       3.94%+          4%           2.16%+
     9.53        (2.19)      10,285        1.54            3.80           50            2.38
    10.12         5.00       11,348        1.45            3.68           17            2.18
    10.00         9.54       10,052        1.42(a)         4.00           30            1.84
     9.50         4.50       10,182        1.35(a)         4.21           19            1.80
     9.48        (1.09)      12,254        1.35+(a)        4.21+           7            1.89+
     9.72        21.58       13,017        1.15(a)         4.67           26            1.84

   $ 9.64         3.17%     $    55        1.60%+(a)       3.94%+          4%           2.16%+
     9.53        (2.29)          60        1.60            3.74           50            2.38
    10.12         4.97            3        1.49            3.64           17            2.18
    10.00         9.64           27        1.33(a)         4.09           30            1.75
     9.50         4.77           72        1.10(a)         4.46           19            1.55
     9.48        (1.03)          69        1.16+(a)        4.40+           7            1.70+
     9.72        21.59           69        1.15(a)         4.67           26            1.84

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Period ended 9/30/2000*
  (unaudited)..................     $10.00          $0.09            $0.00              $0.09           $(0.09)         $0.00
INVESTOR A SHARES
Period ended 9/30/2000*
  (unaudited)..................     $10.00          $0.06            $0.00              $0.06           $(0.06)         $0.00
INVESTOR B SHARES
Period ended 9/30/2000*
  (unaudited)..................     $10.00          $0.03            $0.00              $0.03           $(0.03)         $0.00

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.09)         $10.00         0.92%     $120,804       0.60%+(a)       4.42%+          5%           0.92%+


   $(0.06)         $10.00         0.15%     $  1,313       0.85%+(a)       4.28%+          5%           1.17%+


   $(0.03)         $10.00        (0.31)%    $    248       1.60%+(a)       3.25%+          5%           1.92%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.58         $0.25           $ 0.10           $ 0.35          $(0.25)       $   --
Year ended 3/31/2000.................     11.07          0.50            (0.48)            0.02           (0.50)        (0.01)
Year ended 3/31/1999.................     11.01          0.50             0.06             0.56           (0.50)           --
Year ended 3/31/1998.................     10.70          0.51             0.31             0.82           (0.51)           --
Year ended 3/31/1997.................     10.80          0.51            (0.10)            0.41           (0.51)           --
Period ended 3/31/1996*..............     10.95          0.17            (0.15)            0.02           (0.17)           --
Year ended 11/30/1995................     10.00          0.51             0.98             1.49           (0.51)        (0.03)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.58         $0.24           $ 0.10           $ 0.34          $(0.24)       $   --
Year ended 3/31/2000.................     11.07          0.47            (0.48)           (0.01)          (0.47)        (0.01)
Year ended 3/31/1999.................     11.01          0.48             0.06             0.54           (0.48)           --
Year ended 3/31/1998.................     10.70          0.49             0.31             0.80           (0.49)           --
Year ended 3/31/1997.................     10.80          0.48            (0.10)            0.38           (0.48)           --
Period ended 3/31/1996*..............     10.95          0.16            (0.15)            0.01           (0.16)           --
Year ended 11/30/1995................     10.00          0.48             0.98             1.46           (0.48)        (0.03)
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.58         $0.20           $ 0.10           $ 0.30          $(0.20)       $   --
Year ended 3/31/2000.................     11.07          0.40            (0.48)           (0.08)          (0.40)        (0.01)
Year ended 3/31/1999.................     11.01          0.41             0.06             0.47           (0.41)           --
Year ended 3/31/1998.................     10.70          0.43             0.31             0.74           (0.43)           --
Year ended 3/31/1997.................     10.80          0.45            (0.10)            0.35           (0.45)           --
Period ended 3/31/1996*..............     10.95          0.15            (0.15)            0.00           (0.15)           --
Year ended 11/30/1995................     10.00          0.45             0.98             1.43           (0.45)        (0.03)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.58         $0.20           $ 0.10           $ 0.30          $(0.20)       $   --
Year ended 3/31/2000.................     11.07          0.39            (0.48)           (0.09)          (0.39)        (0.01)
Year ended 3/31/1999.................     11.01          0.41             0.06             0.47           (0.41)           --
Year ended 3/31/1998.................     10.70          0.43             0.31             0.74           (0.43)           --
Year ended 3/31/1997.................     10.80          0.45            (0.10)            0.35           (0.45)           --
Period ended 3/31/1996*..............     10.95          0.15            (0.15)            0.00           (0.15)           --
Year ended 11/30/1995................     10.00          0.45             0.98             1.43           (0.45)        (0.03)

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.25)         $10.68         3.39%     $173,815       0.50%+          4.78%+         13%           0.72%+
    (0.51)          10.58         0.17       169,218       0.50            4.65           21            0.76
    (0.50)          11.07         5.17       183,356       0.50            4.51           22            0.74
    (0.51)          11.01         7.83        84,715       0.50            4.63           12            0.80
    (0.51)          10.70         3.83        63,549       0.50(a)         4.70           10            0.78
    (0.17)          10.80         0.16        61,337       0.50+(a)        4.62+           4            0.81+
    (0.54)          10.95        15.16        62,460       0.55(a)         4.76           11            0.80


   $(0.24)         $10.68         3.26%     $ 16,952       0.75%+          4.53%+         13%           0.97%+
    (0.48)          10.58        (0.06)       16,454       0.73            4.42           21            1.01
    (0.48)          11.07         4.96        17,166       0.70            4.31           22            0.99
    (0.49)          11.01         7.61        15,558       0.70            4.43           12            1.00
    (0.48)          10.70         3.62        14,988       0.70(a)         4.50           10            0.98
    (0.16)          10.80         0.09        19,456       0.70+(a)        4.42+           4            1.01+
    (0.51)          10.95        14.94        21,208       0.75(a)         4.56           11            1.00


   $(0.20)         $10.68         2.88%     $  5,375       1.50%+          3.78%+         13%           1.72%+
    (0.41)          10.58        (0.74)        5,662       1.42            3.73           21            1.76
    (0.41)          11.07         4.33         5,989       1.30            3.71           22            1.74
    (0.43)          11.01         7.07         4,804       1.20            3.93           12            1.50
    (0.45)          10.70         3.31         4,299       1.00(a)         4.20           10            1.28
    (0.15)          10.80        (0.01)        4,500       1.00+(a)        4.12+           4            1.31+
    (0.48)          10.95        14.59         4,485       1.05(a)         4.26           11            1.30


   $(0.20)         $10.68         2.88%     $    266       1.50%+          3.78%+         13%           1.72%+
    (0.40)          10.58        (0.82)          335       1.50            3.65           21            1.76
    (0.41)          11.07         4.31           561       1.32            3.69           22            1.74
    (0.43)          11.01         7.07           840       1.20            3.93           12            1.50
    (0.45)          10.70         3.31         2,017       1.00(a)         4.20           10            1.28
    (0.15)          10.80        (0.01)        2,900       1.00+(a)        4.12+           4            1.31+
    (0.48)          10.95        14.59         2,808       1.05(a)         4.26           11            1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.53         $0.23           $ 0.14           $ 0.37          $(0.23)       $   --
Year ended 3/31/2000#................      9.99          0.42            (0.45)           (0.03)          (0.42)        (0.01)
Year ended 3/31/1999.................      9.94          0.43             0.05             0.48           (0.43)        (0.00)##
Year ended 3/31/1998.................      9.41          0.45             0.53             0.98           (0.45)           --
Year ended 3/31/1997.................      9.39          0.46             0.02             0.48           (0.46)           --
Period ended 3/31/1996*..............      9.63          0.15            (0.24)           (0.09)          (0.15)           --
Year ended 11/30/1995                      8.37          0.48             1.26             1.74           (0.48)           --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.53         $0.22           $ 0.14           $ 0.36          $(0.22)       $   --
Year ended 3/31/2000#................      9.99          0.40            (0.45)           (0.05)          (0.40)        (0.01)
Year ended 3/31/1999.................      9.94          0.41             0.05             0.46           (0.41)        (0.00)##
Year ended 3/31/1998.................      9.41          0.43             0.53             0.96           (0.43)           --
Year ended 3/31/1997.................      9.39          0.44             0.02             0.46           (0.44)           --
Period ended 3/31/1996*..............      9.63          0.14            (0.24)           (0.10)          (0.14)           --
Year ended 11/30/1995................      8.37          0.46             1.26             1.72           (0.46)           --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.53         $0.18           $ 0.14           $ 0.32          $(0.18)       $   --
Year ended 3/31/2000#................      9.99          0.33            (0.45)           (0.12)          (0.33)        (0.01)
Year ended 3/31/1999.................      9.94          0.35             0.05             0.40           (0.35)        (0.00)##
Year ended 3/31/1998.................      9.41          0.37             0.53             0.90           (0.37)           --
Year ended 3/31/1997.................      9.39          0.39             0.02             0.41           (0.39)           --
Period ended 3/31/1996*..............      9.63          0.13            (0.24)           (0.11)          (0.13)           --
Year ended 11/30/1995................      8.37          0.41             1.26             1.67           (0.41)           --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.53         $0.18           $ 0.14           $ 0.32          $(0.18)       $   --
Year ended 3/31/2000#................      9.99          0.33            (0.45)           (0.12)          (0.33)        (0.01)
Year ended 3/31/1999.................      9.94          0.34             0.05             0.39           (0.34)        (0.00)##
Year ended 3/31/1998.................      9.41          0.39             0.53             0.92           (0.39)           --
Year ended 3/31/1997.................      9.39          0.42             0.02             0.44           (0.42)           --
Period ended 3/31/1996*..............      9.63          0.13            (0.24)           (0.11)          (0.13)           --
Year ended 11/30/1995................      8.37          0.41             1.26             1.67           (0.41)           --

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL         NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS         VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           END OF        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.23)          $9.67         3.94%     $17,772        0.60%+(a)       4.81%+         18%           1.07%+
    (0.43)           9.53        (0.25)      17,587        0.60            4.41           50            1.22
    (0.43)           9.99         4.92       17,033        0.60            4.29           22            1.07
    (0.45)           9.94        10.62        9,049        0.60            4.61           17            1.07
    (0.46)           9.41         5.20        4,596        0.60            4.88           18            1.12
    (0.15)           9.39        (0.95)       2,788       0.60+            4.72+           7            1.23+
    (0.48)           9.63        21.23        2,595        0.40            5.14           11            1.26


   $(0.22)          $9.67         3.81%     $ 1,992        0.85%+(a)       4.56%+         18%           1.32%+
    (0.41)           9.53        (0.49)       1,781        0.83            4.18           50            1.47
    (0.41)           9.99         4.71        1,751        0.80            4.09           22            1.32
    (0.43)           9.94        10.40        1,902        0.80            4.41           17            1.27
    (0.44)           9.41         4.99        1,409        0.80            4.68           18            1.32
    (0.14)           9.39        (1.01)       1,086       0.80+            4.52+           7            1.43+
    (0.46)           9.63        20.99        1,031        0.60            4.94           11            1.46


   $(0.18)          $9.67         3.42%     $15,984        1.60%+(a)       3.81%+         18%           2.07%+
    (0.34)           9.53        (1.19)      16,034        1.54            3.47           50            2.22
    (0.35)           9.99         4.03       16,124        1.45            3.44           22            2.07
    (0.37)           9.94         9.72       11,071        1.42            3.79           17            1.89
    (0.39)           9.41         4.42        8,099        1.35            4.13           18            1.87
    (0.13)           9.39        (1.19)       9,662       1.35+            3.97+           7            1.98+
    (0.41)           9.63        20.33       10,002        1.15            4.39           11            2.01


   $(0.18)          $9.67         3.42%     $   221        1.60%+(a)       3.81%+         18%           2.07%+
    (0.34)           9.53        (1.23)         214        1.60            3.41           50            2.22
    (0.34)           9.99         4.01            3        1.47            3.42           22            2.07
    (0.39)           9.94         9.88            3        1.33            3.88           17            1.80
    (0.42)           9.41         4.73            2        1.10            4.38           18            1.62
    (0.13)           9.39        (1.13)           2       1.16+            4.16+           7            1.79+
    (0.41)           9.63        20.29            2        1.15            4.39           11            2.01

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $10.21         $0.24           $ 0.08           $ 0.32          $(0.24)       $   --
Year ended 3/31/2000.................     10.71          0.48            (0.48)            0.00           (0.48)        (0.02)
Year ended 3/31/1999.................     10.70          0.49             0.04             0.53           (0.49)        (0.03)
Year ended 3/31/1998.................     10.34          0.49             0.36             0.85           (0.49)           --
Year ended 3/31/1997.................     10.36          0.47            (0.02)            0.45           (0.47)           --
Period ended 3/31/1996*..............     10.51          0.16            (0.15)            0.01           (0.16)           --
Year ended 11/30/1995................      9.53          0.45             0.99             1.44           (0.45)###     (0.01)
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $10.21         $0.23           $ 0.08           $ 0.31          $(0.23)       $   --
Year ended 3/31/2000.................     10.71          0.46            (0.48)           (0.02)          (0.46)        (0.02)
Year ended 3/31/1999.................     10.70          0.47             0.04             0.51           (0.47)        (0.03)
Year ended 3/31/1998.................     10.34          0.47            (0.36)            0.83           (0.47)           --
Year ended 3/31/1997.................     10.36          0.45            (0.02)            0.43           (0.45)           --
Period ended 3/31/1996*..............     10.51          0.15            (0.15)            0.00           (0.15)           --
Year ended 11/30/1995................      9.53          0.43             0.99             1.42           (0.43)###     (0.01)
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)........................    $10.21         $0.19           $ 0.07           $ 0.26          $(0.19)       $   --
Year ended 3/31/2000.................     10.71          0.39            (0.48)           (0.09)          (0.39)        (0.02)
Year ended 3/31/1999.................     10.70          0.40             0.04             0.44           (0.40)        (0.03)
Year ended 3/31/1998.................     10.34          0.42             0.36             0.78           (0.42)           --
Year ended 3/31/1997.................     10.36          0.42            (0.02)            0.40           (0.42)           --
Period ended 3/31/1996*..............     10.51          0.14            (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995................      9.53          0.40             0.99             1.39           (0.40)###     (0.01)
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)........................    $10.21         $0.19           $ 0.07           $ 0.26          $(0.19)       $   --
Year ended 3/31/2000.................     10.71          0.38            (0.48)           (0.10)          (0.38)        (0.02)
Year ended 3/31/1999.................     10.70          0.42             0.02             0.44           (0.40)        (0.03)
Year ended 3/31/1998.................     10.34          0.42             0.36             0.78           (0.42)           --
Year ended 3/31/1997.................     10.36          0.42            (0.02)            0.40           (0.42)           --
Period ended 3/31/1996*..............     10.51          0.14            (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995................      9.53          0.40             0.99             1.39           (0.40)###     (0.01)

---------------

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

### Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.24)         $10.29         3.21%     $178,919       0.50%+          4.76%+         14%           0.72%+
    (0.50)          10.21         0.05       175,650       0.50(a)         4.67           19            0.76
    (0.52)          10.71         5.03       193,398       0.50            4.57           16            0.71
    (0.49)          10.70         8.39       179,729       0.50(a)         4.69           21            0.76
    (0.47)          10.34         4.45        25,855       0.50(a)         4.57           26            0.82
    (0.16)          10.36         0.05        21,161      0.50+            4.47+           3            0.87+
    (0.46)          10.51        15.41        20,916       0.57(a)         4.47           57            0.84


   $(0.23)         $10.29         3.09%     $  9,951       0.75%+          4.51%+         14%           0.97%+
    (0.48)          10.21        (0.18)        9,684       0.73(a)         4.44           19            1.01
    (0.50)          10.71         4.82        10,099       0.70            4.37           16            0.96
    (0.47)          10.70         8.17         8,572       0.70(a)         4.49           21            0.96
    (0.45)          10.34         4.25         5,723       0.70(a)         4.37           26            1.02
    (0.15)          10.36        (0.01)        7,672      0.70+            4.27+           3            1.07+
    (0.44)          10.51        15.18         8,525       0.77(a)         4.27           57            1.04


   $(0.19)         $10.28         2.60%     $  5,087       1.50%+          3.76%+         14%           1.72%+
    (0.41)          10.21        (0.87)        5,212       1.41(a)         3.76           19            1.76
    (0.43)          10.71         4.20         6,671       1.30            3.77           16            1.71
    (0.42)          10.70         7.64         6,859       1.20(a)         3.99           21            1.46
    (0.42)          10.34         3.94         6,796       1.00(a)         4.07           26            1.32
    (0.14)          10.36        (0.12)        8,102      1.00+            3.97+           3            1.37+
    (0.41)          10.51        14.84         7,848       1.07(a)         3.97           57            1.34


   $(0.19)         $10.28         2.60%     $     79       1.50%+          3.76%+         14%           1.72%+
    (0.40)          10.21        (0.95)           88       1.50(a)         3.67           19            1.76
    (0.43)          10.71         4.18           109       1.31            3.76           16            1.71
    (0.42)          10.70         7.64           822       1.20(a)         3.99           21            1.46
    (0.42)          10.34         3.94         1,364       1.00(a)         4.07           26            1.32
    (0.14)          10.36        (0.12)        1,379      1.00+            3.97+           3            1.37+
    (0.41)          10.51        14.84         1,366       1.07(a)         3.97           57            1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      NET ASSET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT       VALUE
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     END OF PERIOD
                                        -----------------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.52         $0.24           $ 0.10           $ 0.34          $(0.24)       $ 9.62
Year ended 3/31/2000#................     10.08          0.45            (0.56)           (0.11)          (0.45)         9.52
Year ended 3/31/1999.................     10.01          0.45             0.08             0.53           (0.46)        10.08
Year ended 3/31/1998.................      9.47          0.47             0.54             1.01           (0.47)        10.01
Year ended 3/31/1997.................      9.49          0.47            (0.02)            0.45           (0.47)         9.47
Period ended 3/31/1996*..............      9.73          0.16            (0.24)           (0.08)          (0.16)         9.49
Year ended 11/30/1995................      8.36          0.50             1.37             1.87           (0.50)         9.73
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.52         $0.22           $ 0.11           $ 0.33          $(0.23)       $ 9.62
Year ended 3/31/2000#................     10.08          0.43            (0.56)           (0.13)          (0.43)         9.52
Year ended 3/31/1999.................     10.01          0.43             0.08             0.51           (0.44)        10.08
Year ended 3/31/1998.................      9.47          0.45             0.54            (0.99)          (0.45)        10.01
Year ended 3/31/1997.................      9.49          0.45            (0.02)            0.43           (0.45)         9.47
Period ended 3/31/1996*..............      9.73          0.15            (0.24)           (0.09)          (0.15)         9.49
Year ended 11/30/1995................      8.36          0.49             1.37             1.86           (0.49)         9.73
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.52         $0.19           $ 0.10           $ 0.29          $(0.19)       $ 9.62
Year ended 3/31/2000#................     10.08          0.37            (0.56)           (0.19)          (0.37)         9.52
Year ended 3/31/1999.................     10.01          0.38             0.07             0.45           (0.38)        10.08
Year ended 3/31/1998.................      9.47          0.39             0.54             0.93           (0.39)        10.01
Year ended 3/31/1997.................      9.49          0.40            (0.02)            0.38           (0.40)         9.47
Period ended 3/31/1996*..............      9.73          0.13            (0.24)           (0.11)          (0.13)         9.49
Year ended 11/30/1995................      8.36          0.43             1.37             1.80           (0.43)         9.73
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)........................    $ 9.51         $0.19           $ 0.11           $ 0.30          $(0.19)       $ 9.62
Year ended 3/31/2000#................     10.08          0.37            (0.57)           (0.20)          (0.37)         9.51
Year ended 3/31/1999.................     10.01          0.37             0.07             0.44           (0.37)        10.08
Year ended 3/31/1998#................      9.47          0.40             0.54             0.94            0.40         10.01
Year ended 3/31/1997.................      9.49          0.42            (0.02)            0.40           (0.42)         9.47
Period ended 3/31/1996*..............      9.73          0.14            (0.24)           (0.10)          (0.14)         9.49
Year ended 11/30/1995................      8.36          0.43             1.37             1.80           (0.43)         9.73

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                            AND/OR EXPENSE
                                                                                            REIMBURSEMENTS
                                                                                            ---------------
                                   RATIO OF             RATIO OF                               RATIO OF
                NET ASSETS         OPERATING         NET INVESTMENT                            OPERATING
                  END OF          EXPENSES TO        INCOME/(LOSS)         PORTFOLIO          EXPENSES TO
 TOTAL            PERIOD          AVERAGE NET          TO AVERAGE          TURNOVER             AVERAGE
RETURN++          (000)             ASSETS             NET ASSETS            RATE             NET ASSETS
-----------------------------------------------------------------------------------------------------------



  3.58%          $18,909             0.60%+(a)            4.95%+              10%                1.04%+
 (0.98)           17,787             0.60(a)              4.74                37                 1.13
  5.39            16,293             0.60(a)              4.57                11                 1.00
 10.86             6,452             0.60(a)              4.78                20                 0.93
  4.84             3,095             0.60(a)              4.95                28                 0.94
 (0.87)            1,593             0.60+                4.86+               22                 0.99+
 22.87             1,293             0.38(a)              5.43                40                 0.96


  3.46%          $ 2,310             0.85%+(a)            4.70%+              10%                1.29%+
 (1.20)            1,528             0.83(a)              4.51                37                 1.38
  5.20             1,028             0.80(a)              4.37                11                 1.25
 10.64               609             0.80(a)              4.58                20                 1.13
  4.62               594             0.80(a)              4.75                28                 1.14
 (0.94)              448             0.80+                4.66+               22                 1.19+
 22.63               347             0.58(a)              5.23                40                 1.16


  3.07%          $17,765             1.60%+(a)            3.95%+              10%                2.04%+
 (1.90)           20,207             1.54(a)              3.80                37                 2.13
  4.53            24,656             1.45(a)              3.72                11                 2.00
  9.96            25,187             1.42(a)              3.96                20                 1.75
  4.06            23,863             1.35(a)              4.20                28                 1.69
 (1.12)           28,298             1.35+                4.11+               22                 1.74+
 21.96            30,048             1.13(a)              4.68                40                 1.71


  3.18%          $    55             1.60%+(a)            3.95%+              10%                2.04%+
 (1.99)               54             1.60(a)              3.74                37                 2.13
  4.50                 3             1.47(a)              3.70                11                 2.00
 10.07                 3             1.33(a)              4.05                20                 1.66
  4.32                18             1.10(a)              4.45                28                 1.44
 (1.04)               17             1.14+                4.32+               22                 1.53+
 21.93                 2             1.13(a)              4.68                40                 1.71

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL
  BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.27         $0.26           $ 0.08           $ 0.34          $(0.26)       $   --
Year ended 3/31/2000#................     10.79          0.51            (0.51)              --           (0.51)        (0.01)
Year ended 3/31/1999.................     10.79          0.51             0.04             0.55           (0.51)        (0.04)
Year ended 3/31/1998.................     10.50          0.52             0.29             0.81           (0.52)         0.00##
Year ended 3/31/1997.................     10.52          0.51            (0.02)            0.49           (0.51)           --
Period ended 3/31/1996*..............     10.69          0.17            (0.17)            0.00           (0.17)           --
Year ended 11/30/1995................      9.76          0.51             0.93             1.44           (0.51)           --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.27         $0.25           $ 0.07           $ 0.32          $(0.24)       $   --
Year ended 3/31/2000#................     10.79          0.49            (0.51)           (0.02)          (0.49)        (0.01)
Year ended 3/31/1999.................     10.79          0.49             0.04             0.53           (0.49)        (0.04)
Year ended 3/31/1998.................     10.50          0.50             0.29             0.79           (0.50)         0.00##
Year ended 3/31/1997.................     10.52          0.49            (0.02)            0.47           (0.49)           --
Period ended 3/31/1996*..............     10.69          0.16            (0.17)           (0.01)          (0.16)           --
Year ended 11/30/1995................      9.76          0.49             0.93             1.42           (0.49)           --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.27         $0.21           $ 0.08           $ 0.29          $(0.21)       $   --
Year ended 3/31/2000#................     10.79          0.41            (0.51)           (0.10)          (0.41)        (0.01)
Year ended 3/31/1999.................     10.79          0.43             0.04             0.47           (0.43)        (0.04)
Year ended 3/31/1998.................     10.50          0.44             0.29             0.73           (0.44)         0.00##
Year ended 3/31/1997.................     10.52          0.45            (0.02)            0.43           (0.45)           --
Period ended 3/31/1996*..............     10.69          0.15            (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995................      9.76          0.46             0.93             1.39           (0.46)           --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.27         $0.22           $ 0.07           $ 0.29          $(0.21)       $   --
Year ended 3/31/2000#................     10.79          0.40            (0.51)           (0.11)          (0.40)        (0.01)
Year ended 3/31/1999.................     10.79          0.42             0.04             0.46           (0.42)        (0.04)
Year ended 3/31/1998.................     10.50          0.44             0.29             0.73           (0.44)         0.00##
Year ended 3/31/1997.................     10.52          0.45            (0.02)            0.43           (0.45)           --
Period ended 3/31/1996*..............     10.69          0.15            (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995................      9.76          0.46             0.93             1.39           (0.46)           --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

  # Per share net investment income has been calculated using the average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents less than 0.01%.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.26)         $10.35         3.33%     $210,575       0.50%+(a)       4.99%+          3%           0.71%+
    (0.52)          10.27         0.09       204,854       0.50(a)         4.88           14            0.74
    (0.55)          10.79         5.22       239,195       0.50(a)         4.75            9            0.69
    (0.52)          10.79         7.88       253,090       0.50(a)         4.86           16            0.75
    (0.51)          10.50         4.71        48,918       0.50(a)         4.80           13            0.79
    (0.17)          10.52         0.00###     41,817       0.50+(a)        4.81+           6            0.82+
    (0.51)          10.69        15.02        45,255       0.55(a)         4.92           11            0.75


   $(0.24)         $10.35         3.20%     $ 15,583       0.75%+(a)       4.74%+          3%           0.96%+
    (0.50)          10.27        (0.14)       17,396       0.73(a)         4.65           14            0.99
    (0.53)          10.79         5.01        18,729       0.70(a)         4.55            9            0.94
    (0.50)          10.79         7.67        13,945       0.70(a)         4.66           16            0.95
    (0.49)          10.50         4.51        10,465       0.70(a)         4.60           13            0.99
    (0.16)          10.52        (0.07)       14,288       0.70+(a)        4.61+           6            1.02+
    (0.49)          10.69        14.79        14,452       0.75(a)         4.72           11            0.95


   $(0.21)         $10.35         2.82%     $  6,985       1.50%+(a)       3.99%+          3%           1.71%+
    (0.42)          10.27        (0.82)        7,310       1.41(a)         3.97           14            1.74
    (0.47)          10.79         4.39         8,542       1.30(a)         3.95            9            1.69
    (0.44)          10.79         7.13         6,819       1.20(a)         4.16           16            1.45
    (0.45)          10.50         4.19         5,738       1.00(a)         4.30           13            1.29
    (0.15)          10.52        (0.17)        6,968       1.00+(a)        4.31+           6            1.32+
    (0.46)          10.69        14.45         6,457       1.05(a)         4.42           11            1.25


   $(0.21)         $10.35         2.82%     $  1,431       1.50%+(a)       3.99%+          3%           1.71%+
    (0.41)          10.27        (0.91)        2,755       1.50(a)         3.88           14            1.74
    (0.46)          10.79         4.36         3,102       1.32(a)         3.93            9            1.69
    (0.44)          10.79         7.13         2,698       1.20(a)         4.16           16            1.45
    (0.45)          10.50         4.20         5,089       1.00(a)         4.30           13            1.29
    (0.15)          10.52        (0.17)        5,409       1.00+(a)        4.31+           6            1.32+
    (0.46)          10.69        14.45         5,527       1.05(a)         4.42           11            1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.75         $0.24           $ 0.13           $ 0.37          $(0.24)       $   --
Year ended 3/31/2000#................     10.30          0.46            (0.55)           (0.09)          (0.46)           --
Year ended 3/31/1999.................     10.26          0.49             0.03             0.52           (0.48)           --
Year ended 3/31/1998.................      9.79          0.49             0.47             0.96           (0.49)        (0.00)##
Year ended 3/31/1997.................      9.77          0.49             0.02             0.51           (0.49)           --
Period ended 3/31/1996*..............      9.99          0.17            (0.22)           (0.05)          (0.17)           --
Year ended 11/30/1995................      8.65          0.52             1.34             1.86           (0.52)           --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.75         $0.23           $ 0.13           $ 0.36          $(0.23)       $   --
Year ended 3/31/2000#................     10.30          0.45            (0.55)           (0.10)          (0.45)           --
Year ended 3/31/1999.................     10.26          0.44             0.06             0.50           (0.46)           --
Year ended 3/31/1998.................      9.79          0.47             0.47             0.94           (0.47)        (0.00)##
Year ended 3/31/1997.................      9.77          0.47             0.02             0.49           (0.47)           --
Period ended 3/31/1996*..............      9.99          0.16            (0.22)           (0.06)          (0.16)           --
Year ended 11/30/1995................      8.65          0.50             1.34             1.84           (0.50)           --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.75         $0.20           $ 0.13           $ 0.33          $(0.20)       $   --
Year ended 3/31/2000#................     10.30          0.38            (0.55)           (0.17)          (0.38)           --
Year ended 3/31/1999.................     10.26          0.39             0.04             0.43           (0.39)           --
Year ended 3/31/1998.................      9.79          0.40             0.47             0.87           (0.40)        (0.00)##
Year ended 3/31/1997.................      9.77          0.42             0.02             0.44           (0.42)           --
Period ended 3/31/1996*..............      9.99          0.14            (0.22)           (0.08)          (0.14)           --
Year ended 11/30/1995................      8.65          0.45             1.34             1.79           (0.45)           --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.75         $0.20           $ 0.13           $ 0.33          $(0.20)       $   --
Year ended 3/31/2000#................     10.30          0.38            (0.55)           (0.17)          (0.38)           --
Year ended 3/31/1999#................     10.26          0.39             0.04             0.43           (0.39)           --
Year ended 3/31/1998.................      9.79          0.42             0.47             0.89           (0.42)        (0.00)##
Year ended 3/31/1997.................      9.77          0.44             0.02             0.46           (0.44)           --
Period ended 3/31/1996*..............      9.99          0.15            (0.22)           (0.07)          (0.15)           --
Year ended 11/30/1995................      8.65          0.45             1.34             1.79           (0.45)           --

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.24)         $ 9.88         3.90%     $26,152        0.60%+(a)       4.99%+          0%           1.07%+
    (0.46)           9.75        (0.72)      28,784        0.60(a)         4.79           71            1.28
    (0.48)          10.30         5.13       12,793        0.60            4.62            3            1.18
    (0.49)          10.26        10.04        9,455        0.60(a)         4.79            9            0.99
    (0.49)           9.79         5.32        5,113        0.60(a)         4.99           30            1.00
    (0.17)           9.77        (0.57)       2,058        0.60+(a)        4.96+          20            1.13+
    (0.52)           9.99        21.99        1,782        0.40(a)         5.44           13            1.08


   $(0.23)         $ 9.88         3.77%     $ 1,018        0.85%+(a)       4.74%+          0%           1.32%+
    (0.45)           9.75        (0.95)         906        0.83(a)         4.56           71            1.53
    (0.46)          10.30         4.92        1,060        0.80            4.42            3            1.43
    (0.47)          10.26         9.82        1,517        0.80(a)         4.59            9            1.19
    (0.47)           9.79         5.12          811        0.80(a)         4.79           30            1.20
    (0.16)           9.77        (0.64)       1,219        0.80+(a)        4.76+          20            1.33+
    (0.50)           9.99        21.74        1,238        0.60(a)         5.24           13            1.28


   $(0.20)         $ 9.88         3.38%     $ 8,445        1.60%+(a)       3.99%+          0%           2.07%+
    (0.38)           9.75        (1.65)       8,974        1.54(a)         3.85           71            2.28
    (0.39)          10.30         4.25       10,905        1.44            3.78            3            2.18
    (0.40)          10.26         9.15       10,394        1.42(a)         3.97            9            1.81
    (0.42)           9.79         4.54       12,104        1.35(a)         4.24           30            1.75
    (0.14)           9.77        (0.82)      12,991        1.35+(a)        4.21+          20            1.88+
    (0.45)           9.99        21.08       12,670        1.15(a)         4.69           13            1.83


   $(0.20)         $ 9.88         3.38%     $    43        1.60%+(a)       3.99%+          0%           2.07%+
    (0.38)           9.75        (1.71)          41        1.60(a)         3.79           71            2.28
    (0.39)          10.30         4.23           77        1.44            3.78            3            2.18
    (0.42)          10.26         9.29           28        1.33(a)         4.06            9            1.72
    (0.44)           9.79         4.80          247        1.10(a)         4.49           30            1.50
    (0.15)           9.77        (0.76)         264        1.17+(a)        4.39+          20            1.70+
    (0.45)           9.99        21.01           20        1.15(a)         4.69           13            1.83

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE
  MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.91          $0.24            $ 0.08            $ 0.32           $(0.24)        $   --
Year ended 3/31/2000#..........      10.46           0.47             (0.54)            (0.07)           (0.47)         (0.01)
Year ended 3/31/1999...........      10.40           0.47              0.06              0.53            (0.47)            --
Year ended 3/31/1998...........      10.08           0.47              0.32              0.79            (0.47)            --
Year ended 3/31/1997...........      10.09           0.46             (0.01)             0.45            (0.46)            --
Period ended 3/31/1996*........      10.23           0.15             (0.14)             0.01            (0.15)            --
Year ended 11/30/1995..........       9.30           0.46              0.93              1.39            (0.46)            --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.91          $0.23            $ 0.08            $ 0.31           $(0.23)        $   --
Year ended 3/31/2000#..........      10.46           0.44             (0.54)            (0.10)           (0.44)         (0.01)
Year ended 3/31/1999...........      10.40           0.45              0.06              0.51            (0.45)            --
Year ended 3/31/1998...........      10.08           0.45              0.32              0.77            (0.45)            --
Year ended 3/31/1997...........      10.09           0.44             (0.01)             0.43            (0.44)            --
Period ended 3/31/1996*........      10.23           0.15             (0.14)             0.01            (0.15)            --
Year ended 11/30/1995..........       9.30           0.44              0.93              1.37            (0.44)            --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.91          $0.19            $ 0.08            $ 0.27           $(0.19)        $   --
Year ended 3/31/2000#..........      10.46           0.38             (0.54)            (0.16)           (0.38)         (0.01)
Year ended 3/31/1999...........      10.40           0.38              0.06              0.44            (0.38)            --
Year ended 3/31/1998...........      10.08           0.40              0.32              0.72            (0.40)            --
Year ended 3/31/1997...........      10.09           0.41             (0.01)             0.40            (0.41)            --
Period ended 3/31/1996*........      10.23           0.14             (0.14)             0.00            (0.14)            --
Year ended 11/30/1995..........       9.30           0.41              0.93              1.34            (0.41)            --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.87          $0.23            $ 0.04            $ 0.27           $(0.19)        $   --
Year ended 3/31/2000#..........      10.45           0.39             (0.57)            (0.18)           (0.39)         (0.01)
Year ended 3/31/1999...........      10.40           0.39              0.05              0.44            (0.39)            --
Year ended 3/31/1998...........      10.08           0.40              0.32              0.72            (0.40)            --
Year ended 3/31/1997...........      10.09           0.42             (0.01)             0.41            (0.42)            --
Period ended 3/31/1996*........      10.23           0.14             (0.14)             0.00            (0.14)            --
Year ended 11/30/1995..........       9.30           0.41              0.93              1.34            (0.41)            --

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------




   $(0.24)         $ 9.99         3.27%     $38,009        0.50%+          4.83%+          5%           0.89%+
    (0.48)           9.91        (0.67)      37,736        0.50(a)         4.62           49            0.94
    (0.47)          10.46         5.18       42,826        0.50            4.48           22            0.85
    (0.47)          10.40         7.99       39,091        0.50(a)         4.58           38            0.84
    (0.46)          10.08         4.54        8,869        0.50(a)         4.55           28            0.93
    (0.15)          10.09         0.12        8,408       0.50+            4.51+           3            1.02+
    (0.46)          10.23        15.22        7,160        0.57(a)         4.65           34            0.92


   $(0.23)         $ 9.99         3.14%     $ 8,226        0.75%+          4.58%+          5%           1.14%+
    (0.45)           9.91        (0.90)       7,810        0.73(a)         4.39           49            1.19
    (0.45)          10.46         4.97        9,242        0.70            4.28           22            1.10
    (0.45)          10.40         7.77        8,061        0.70(a)         4.38           38            1.04
    (0.44)          10.08         4.33        6,840        0.70(a)         4.35           28            1.13
    (0.15)          10.09         0.06        7,439       0.70+            4.31+           3            1.22+
    (0.44)          10.23        15.00        7,573        0.77(a)         4.45           34            1.12


   $(0.19)         $ 9.99         2.76%     $ 1,524        1.50%+          3.83%+          5%           1.89%+
    (0.39)           9.91        (1.58)       1,783        1.41(a)         3.71           49            1.94
    (0.38)          10.46         4.34        3,007        1.30            3.68           22            1.85
    (0.40)          10.40         7.24        2,924        1.20(a)         3.88           38            1.54
    (0.41)          10.08         4.02        3,050        1.00(a)         4.05           28            1.43
    (0.14)          10.09        (0.04)       3,528       1.00+            4.01+           3            1.52+
    (0.41)          10.23        14.65        3,573        1.07(a)         4.15           34            1.42


   $(0.19)         $ 9.95         2.75%     $     3        1.50%+          3.83%+          5%           1.89%+
    (0.40)           9.87        (1.96)           3        1.50(a)         3.62           49            1.94
    (0.39)          10.45         4.28           33        1.11            3.87           22            1.85
    (0.40)          10.40         7.29            3        1.20(a)         3.88           38            1.54
    (0.42)          10.08         4.08            2        1.00(a)         4.05           28            1.43
    (0.14)          10.09        (0.02)           2       1.00+            4.01+           3            1.52+
    (0.41)          10.23        14.62            2        1.07(a)         4.15           34            1.42

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       NET ASSET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT        VALUE
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      END OF PERIOD
                                   ----------------------------------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.68          $0.25            $ 0.12            $ 0.37           $(0.24)        $ 9.81
Year ended 3/31/2000#..........      10.30           0.47             (0.62)            (0.15)           (0.47)          9.68
Year ended 3/31/1999...........      10.22           0.48              0.08              0.56            (0.48)         10.30
Year ended 3/31/1998...........       9.70           0.48              0.52              1.00            (0.48)         10.22
Year ended 3/31/1997...........       9.68           0.48              0.02              0.50            (0.48)          9.70
Period ended 3/31/1996*........       9.87           0.16             (0.19)            (0.03)           (0.16)          9.68
Year ended 11/30/1995..........       8.58           0.52              1.29              1.81            (0.52)          9.87
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.68          $0.22            $ 0.14            $ 0.36           $(0.23)        $ 9.81
Year ended 3/31/2000#..........      10.30           0.43             (0.62)            (0.19)           (0.43)          9.68
Year ended 3/31/1999#..........      10.22           0.43              0.11              0.54            (0.46)         10.30
Year ended 3/31/1998...........       9.70           0.46              0.52              0.98            (0.46)         10.22
Year ended 3/31/1997...........       9.68           0.46              0.02              0.48            (0.46)          9.70
Period ended 3/31/1996*........       9.87           0.15             (0.19)            (0.04)           (0.15)          9.68
Year ended 11/30/1995..........       8.58           0.50              1.29              1.79            (0.50)          9.87
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.68          $0.20            $ 0.13            $ 0.33           $(0.20)        $ 9.81
Year ended 3/31/2000 #.........      10.30           0.38             (0.62)            (0.24)           (0.38)          9.68
Year ended 3/31/1999...........      10.22           0.39              0.08              0.47            (0.39)         10.30
Year ended 3/31/1998...........       9.70           0.40              0.52              0.92            (0.40)         10.22
Year ended 3/31/1997...........       9.68           0.40              0.02              0.42            (0.40)          9.70
Period ended 3/31/1996*........       9.87           0.14             (0.19)            (0.05)           (0.14)          9.68
Year ended 11/30/1995..........       8.58           0.45              1.29              1.74            (0.45)          9.87
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $ 9.68          $0.19            $ 0.14            $ 0.33           $(0.20)        $ 9.81
Year ended 3/31/2000#..........      10.30           0.36             (0.62)            (0.26)           (0.36)          9.68
Year ended 3/31/1999#..........      10.22           0.38              0.09              0.47            (0.39)         10.30
Year ended 3/31/1998#..........       9.70           0.40              0.52              0.92            (0.40)         10.22
Year ended 3/31/1997...........       9.68           0.43              0.02              0.45            (0.43)          9.70
Period ended 3/31/1996*........       9.87           0.14             (0.19)            (0.05)           (0.14)          9.68
Year ended 11/30/1995..........       8.58           0.45              1.29              1.74            (0.45)          9.87

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                       RATIO OF                                  AND/OR EXPENSE
                                       OPERATING                                 REIMBURSEMENTS
                                       EXPENSES                                  ---------------
                         RATIO OF      INCLUDING       RATIO OF                     RATIO OF
           NET ASSETS    OPERATING     INTEREST     NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO   EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET   AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------



  3.91%      $4,398        0.60%+            (a)         5.01%+          4%           1.68%+
 (1.36)       5,114        0.60            --            4.83           34            2.14
  5.53        5,762        0.60            --            4.61           40            1.55
 10.45        4,559        0.60              (a)         4.74           19            1.20
  5.23        2,594        0.60              (a)         4.91           31            1.24
 (0.30)         975       0.60+          0.61%+          4.92+           2            1.47+
 21.52          768        0.40              (a)         5.49           45            1.27


  3.78%      $1,677        0.85%+            (a)         4.76%+          4%           1.93%+
 (1.59)       1,357        0.83            --            4.60           34            2.39
  5.32          484        0.80            --            4.41           40            1.80
 10.23        1,440        0.80                          4.54           19            1.40
  5.02        1,018        0.80              (a)         4.71           31            1.44
 (0.37)         973       0.80+          0.81%+          4.72+           2            1.67+
 21.28          203        0.60              (a)         5.29           45            1.47


  3.40%      $3,680        1.60%+            (a)         4.01%+          4%           2.68%+
 (2.28)       4,001        1.54            --            3.89           34            3.14
  4.64        4,718        1.45            --            3.76           40            2.55
  9.56        4,915        1.42              (a)         3.92           19            2.02
  4.45        5,319        1.35              (a)         4.16           31            1.99
 (0.55)       6,761       1.35+          1.36%+          4.17+           2            2.22+
 20.63        6,619        1.15              (a)         4.74           45            2.02


  3.40%      $  152        1.60%+            (a)         4.01%+          4%           2.68%+
 (2.35)         143        1.60            --            3.83           34            3.14
  4.62           68        1.46            --            3.75           40            2.55
  9.65           42        1.33              (a)         4.01           19            1.93
  4.71           38        1.10              (a)         4.41           31            1.74
 (0.49)          37       1.18+          1.18%+          4.34+           2            2.05+
 20.62           64        1.15              (a)         4.74           45            2.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL
  BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $10.00          $0.25            $ 0.07            $ 0.32           $(0.25)        $   --
Year ended 3/31/2000...........      10.48           0.49             (0.48)             0.01            (0.49)         (0.00)##
Year ended 3/31/1999...........      10.50           0.49              0.02              0.51            (0.49)         (0.04)
Year ended 3/31/1998...........      10.18           0.49              0.32              0.81            (0.49)            --
Year ended 3/31/1997...........      10.21           0.47             (0.03)             0.44            (0.47)            --
Period ended 3/31/1996*........      10.36           0.16             (0.15)             0.01            (0.16)            --
Year ended 11/30/1995..........       9.53           0.46              0.83              1.29            (0.46)            --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $10.00          $0.24            $ 0.07            $ 0.31           $(0.24)        $   --
Year ended 3/31/2000...........      10.48           0.47             (0.48)            (0.01)           (0.47)         (0.00)##
Year ended 3/31/1999...........      10.50           0.47              0.02              0.49            (0.47)         (0.04)
Year ended 3/31/1998...........      10.18           0.47              0.32              0.79            (0.47)            --
Year ended 3/31/1997...........      10.21           0.45             (0.03)             0.42            (0.45)            --
Period ended 3/31/1996*........      10.36           0.15             (0.15)             0.00            (0.15)            --
Year ended 11/30/1995..........       9.53           0.44              0.83              1.27            (0.44)            --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $10.00          $0.20            $ 0.07            $ 0.27           $(0.20)        $   --
Year ended 3/31/2000...........      10.48           0.40             (0.48)            (0.08)           (0.40)         (0.00)##
Year ended 3/31/1999...........      10.50           0.41              0.02              0.43            (0.41)         (0.04)
Year ended 3/31/1998...........      10.18           0.42              0.32              0.74            (0.42)            --
Year ended 3/31/1997...........      10.21           0.42             (0.03)             0.39            (0.42)            --
Period ended 3/31/1996*........      10.36           0.14             (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995..........       9.53           0.41              0.83              1.24            (0.41)            --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $10.00          $0.20            $ 0.07            $ 0.27           $(0.20)        $   --
Year ended 3/31/2000...........      10.48           0.38             (0.48)            (0.10)           (0.38)         (0.00)##
Period ended 3/31/1999#........      10.50           0.40              0.02              0.42            (0.40)         (0.04)
Year ended 3/31/1998...........      10.18           0.42              0.32              0.74            (0.42)            --
Year ended 3/31/1997...........      10.21           0.42             (0.03)             0.39            (0.42)            --
Period ended 3/31/1996*........      10.36           0.14             (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995..........       9.53           0.41              0.83              1.24            (0.41)            --

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------




   $(0.25)         $10.07         3.27%     $293,033       0.50%+(a)       5.05%+          3%           0.71%+
    (0.49)          10.00         0.17       326,323       0.50(a)         4.84           33            0.72
    (0.53)          10.48         4.98       391,431       0.50            4.66           22            0.68
    (0.49)          10.50         8.09       385,770       0.50            4.74           19            0.75
    (0.47)          10.18         4.37        24,764       0.50            4.59           34            0.84
    (0.16)          10.21         0.05        27,176       0.50+           4.52+          11            0.89+
    (0.46)          10.36        13.83        26,382       0.57(a)         4.62           64            0.83


   $(0.24)         $10.07         3.15%     $  3,498       0.75%+(a)       4.80%+          3%           0.96%+
    (0.47)          10.00        (0.06)        6,075       0.73(a)         4.61           33            0.97
    (0.51)          10.48         4.77         6,909       0.70            4.46           22            0.93
    (0.47)          10.50         7.87         2,666       0.70            4.54           19            0.95
    (0.45)          10.18         4.17           909       0.70            4.39           34            1.04
    (0.15)          10.21        (0.02)          801       0.70+           4.32+          11            1.09+
    (0.44)          10.36        13.60           806       0.77(a)         4.42           64            1.03


    $0.20          $10.07         2.76%     $  2,049       1.50%+(a)       4.05%+          3%           1.71%+
    (0.40)          10.00        (0.74)        2,005       1.42(a)         3.92           33            1.72
    (0.45)          10.48         4.15         2,137       1.30            3.86           22            1.68
    (0.42)          10.50         7.34         2,184       1.20            4.04           19            1.45
    (0.42)          10.18         3.87         2,182       1.00            4.09           34            1.34
    (0.14)          10.21        (0.12)        2,845       1.00+           4.02+          11            1.39+
    (0.41)          10.36        13.27         3,136       1.07(a)         4.12           64            1.33


   $(0.20)         $10.07         2.76%     $      3       1.50%+(a)       4.05%+          3%           1.71%+
    (0.38)          10.00        (0.86)            3       1.50(a)         3.84           33            1.72
    (0.44)          10.48         4.14             3       1.33            3.83           22            1.68
    (0.42)          10.50         7.34           293       1.20            4.04           19            1.45
    (0.42)          10.18         3.87           591       1.00            4.09           34            1.34
    (0.14)          10.21        (0.12)          569       1.00+           4.02+          11            1.39+
    (0.41)          10.36        13.27           570       1.07(a)         4.12           64            1.33

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      NET ASSET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT       VALUE
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     END OF PERIOD
                                        -----------------------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.56         $0.25           $ 0.08           $ 0.33          $(0.25)       $ 9.64
Year ended 3/31/2000#................     10.11          0.48            (0.55)           (0.07)          (0.48)         9.56
Year ended 3/31/1999.................     10.04          0.46             0.07             0.53           (0.46)        10.11
Year ended 3/31/1998#................      9.48          0.48             0.56             1.04           (0.48)        10.04
Year ended 3/31/1997.................      9.49          0.48            (0.01)            0.47           (0.48)         9.48
Period ended 3/31/1996*..............      9.70          0.16            (0.21)           (0.05)          (0.16)         9.49
Year ended 11/30/1995................      8.39          0.50             1.31             1.81           (0.50)         9.70
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.56         $0.24           $ 0.08           $ 0.32          $(0.24)       $ 9.64
Year ended 3/31/2000#................     10.11          0.45            (0.55)           (0.10)          (0.45)         9.56
Year ended 3/31/1999.................     10.04          0.44             0.07             0.51           (0.44)        10.11
Year ended 3/31/1998#................      9.48          0.46             0.56             1.02           (0.46)        10.04
Year ended 3/31/1997.................      9.49          0.46            (0.01)            0.45           (0.46)         9.48
Period ended 3/31/1996*..............      9.70          0.15            (0.21)           (0.06)          (0.15)         9.49
Year ended 11/30/1995................      8.39          0.49             1.31             1.80           (0.49)         9.70
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.56         $0.20           $ 0.08           $ 0.28          $(0.20)       $ 9.64
Year ended 3/31/2000#................     10.11          0.39            (0.55)           (0.16)          (0.39)         9.56
Year ended 3/31/1999.................     10.04          0.38             0.07             0.45           (0.38)        10.11
Year ended 3/31/1998#................      9.48          0.39             0.56             0.95           (0.39)        10.04
Year ended 3/31/1997.................      9.49          0.40            (0.01)            0.39           (0.40)         9.48
Period ended 3/31/1996*..............      9.70          0.13            (0.21)           (0.08)          (0.13)         9.49
Year ended 11/30/1995................      8.39          0.43             1.31             1.74           (0.43)         9.70
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $ 9.56         $0.20           $ 0.08           $ 0.28          $(0.20)       $ 9.64
Year ended 3/31/2000#................     10.11          0.38            (0.55)           (0.17)          (0.38)         9.56
Year ended 3/31/1999.................     10.04          0.38             0.07             0.45           (0.38)        10.11
Year ended 3/31/1998#................      9.48          0.40             0.56             0.96           (0.40)        10.04
Year ended 3/31/1997.................      9.49          0.43            (0.01)            0.42           (0.43)         9.48
Period ended 3/31/1996*..............      9.70          0.14            (0.21)           (0.07)          (0.14)         9.49
Year ended 11/30/1995................      8.39          0.43             1.31             1.74           (0.43)         9.70

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                         RATIO OF        RATIO OF                     RATIO OF
           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO   INCOME (LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------



  3.49%     $ 7,570        0.60%+          5.18%+          0%           1.54%+
 (0.63)       7,868        0.60(a)         4.95           39            1.75
  5.41        9,393        0.60            4.59           34            1.25
 11.12        7,615        0.60(a)         4.83           33            1.07
  5.00        5,675        0.60(a)         4.99           52            1.03
 (0.55)       5,138       0.60+            4.92+           6            1.11+
 22.09        4,613        0.39(a)         5.45           50            1.05


  3.36%     $   325        0.85%+          4.93%+          0%           1.79%+
 (0.86)         333        0.83(a)         4.72           39            2.00
  5.20          401        0.80            4.39           34            1.50
 10.90          419        0.80(a)         4.63           33            1.27
  4.78          371        0.80(a)         4.79           52            1.23
 (0.62)         317       0.80+            4.72+           6            1.31+
 21.85          351        0.59(a)         5.25           50            1.25


  2.97%     $ 5,266        1.60%+          4.18%+          0%           2.54%+
 (1.56)       5,569        1.54(a)         4.01           39            2.75
  4.53        6,828        1.45            3.74           34            2.25
 10.23        8,804        1.42(a)         4.01           33            1.89
  4.21       10,090        1.35(a)         4.24           52            1.78
 (0.80)      11,838       1.35+            4.17+           6            1.86+
 21.19       12,587        1.14(a)         4.70           50            1.80


  2.97%     $    85        1.60%+          4.18%+          0%           2.54%+
 (1.62)          84        1.60(a)         3.95           39            2.75
  4.51           84        1.46            3.73           34            2.25
 10.31           80        1.33(a)         4.10           33            1.80
  4.47           73        1.10(a)         4.49           52            1.53
 (0.74)          70       1.16+            4.36+           6            1.67+
 21.15           70        1.14(a)         4.70           50            1.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.51         $0.25           $ 0.08           $ 0.33          $(0.25)       $   --
Year ended 3/31/2000#................     10.98          0.50            (0.47)            0.03           (0.50)        (0.00)##
Year ended 3/31/1999.................     10.92          0.50             0.06             0.56           (0.50)           --
Year ended 3/31/1998.................     10.59          0.51             0.33             0.84           (0.51)           --
Year ended 3/31/1997.................     10.69          0.51            (0.10)            0.41           (0.51)           --
Period ended 3/31/1996*..............     10.83          0.17            (0.14)            0.03           (0.17)           --
Year ended 11/30/1995................      9.94          0.51             0.89             1.40           (0.51)        (0.00)##
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.51         $0.24           $ 0.08           $ 0.32          $(0.24)       $   --
Year ended 3/31/2000#................     10.98          0.47            (0.47)            0.00           (0.47)        (0.00)##
Year ended 3/31/1999#................     10.92          0.47             0.07             0.54           (0.48)           --
Year ended 3/31/1998.................     10.59          0.49             0.33             0.82           (0.49)           --
Year ended 3/31/1997.................     10.69          0.49            (0.10)            0.39           (0.49)           --
Period ended 3/31/1996*..............     10.83          0.16            (0.14)            0.02           (0.16)           --
Year ended 11/30/1995................      9.94          0.49             0.89             1.38           (0.49)        (0.00)##
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.51         $0.20           $ 0.08           $ 0.28          $(0.20)       $   --
Year ended 3/31/2000#................     10.98          0.40            (0.47)           (0.07)          (0.40)        (0.00)##
Year ended 3/31/1999.................     10.92          0.41             0.06             0.47           (0.41)           --
Year ended 3/31/1998#................     10.59          0.44             0.33             0.77           (0.44)           --
Year ended 3/31/1997.................     10.69          0.46            (0.10)            0.36           (0.46)           --
Period ended 3/31/1996*..............     10.83          0.15            (0.14)            0.01           (0.15)           --
Year ended 11/30/1995................      9.94          0.46             0.89             1.35           (0.46)        (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.51         $0.20           $ 0.08           $ 0.28          $(0.20)       $   --
Year ended 3/31/2000#................     10.98          0.39            (0.47)           (0.08)          (0.39)        (0.00)##
Year ended 3/31/1999#................     10.92          0.39             0.08             0.47           (0.41)           --
Year ended 3/31/1998#................     10.59          0.44             0.33             0.77           (0.44)           --
Year ended 3/31/1997.................     10.69          0.46            (0.10)            0.36           (0.46)           --
Period ended 3/31/1996*..............     10.83          0.15            (0.14)            0.01           (0.15)           --
Year ended 11/30/1995................      9.94          0.46             0.89             1.35           (0.46)        (0.00)##

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------



   $(0.25)         $10.59         3.30%     $244,005       0.50%+(a)       4.79%+          7%           0.70%+
    (0.50)          10.51         0.29       228,698       0.50(a)         4.66           23            0.73
    (0.50)          10.98         5.21       227,299       0.50(a)         4.54            5            0.70
    (0.51)          10.92         8.12       170,969       0.50(a)         4.77           21            0.74
    (0.51)          10.59         3.92       148,701       0.50(a)         4.79           20            0.74
    (0.17)          10.69         0.27       155,464       0.50+(a)        4.72+           2            0.76+
    (0.51)          10.83        14.39       157,252       0.56(a)         4.87           22            0.74


   $(0.24)         $10.59         3.17%     $ 43,675       0.75%+(a)       4.54%+          7%           0.95%+
    (0.47)          10.51         0.06        46,663       0.73(a)         4.43           23            0.98
    (0.48)          10.98         5.00        56,733       0.70(a)         4.34            5            0.95
    (0.49)          10.92         7.91        54,080       0.70(a)         4.57           21            0.94
    (0.49)          10.59         3.71        55,791       0.70(a)         4.59           20            0.94
    (0.16)          10.69         0.20        68,003       0.70+(a)        4.52+           2            0.96+
    (0.49)          10.83        14.16        73,253       0.76(a)         4.67           22            0.94


   $(0.20)         $10.59         2.69%     $  8,663       1.50%+(a)       3.79%+          7%           1.70%+
    (0.40)          10.51        (0.63)        9,073       1.41(a)         3.75           23            1.73
    (0.41)          10.98         4.38        10,296       1.30(a)         3.74            5            1.70
    (0.44)          10.92         7.37         9,643       1.20(a)         4.07           21            1.44
    (0.46)          10.59         3.40        10,516       1.00(a)         4.29           20            1.24
    (0.15)          10.69         0.10        11,926       1.00+(a)        4.22+           2            1.26+
    (0.46)          10.83        13.82        12,163       1.06(a)         4.37           22            1.24


   $(0.20)         $10.59         2.69%     $    708       1.50%+(a)       3.79%+          7%           1.70%+
    (0.39)          10.51        (0.71)          759       1.50(a)         3.66           23            1.73
    (0.41)          10.98         4.36         1,100       1.34(a)         3.70            5            1.70
    (0.44)          10.92         7.37         1,949       1.20(a)         4.07           21            1.44
    (0.46)          10.59         3.40         6,463       1.00(a)         4.29           20            1.24
    (0.15)          10.69         0.10         6,909       1.00+(a)        4.22+           2            1.26+
    (0.46)          10.83        13.82         7,152       1.06(a)         4.37           22            1.24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      NET ASSET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT       VALUE
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     END OF PERIOD
                                        -----------------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.45         $0.24           $ 0.08           $ 0.32          $(0.24)        $9.53
Year ended 3/31/2000#................      9.99          0.46            (0.54)           (0.08)          (0.46)         9.45
Year ended 3/31/1999.................      9.95          0.47             0.04             0.51           (0.47)         9.99
Year ended 3/31/1998.................      9.40          0.47             0.55             1.02           (0.47)         9.95
Year ended 3/31/1997.................      9.38          0.48             0.02             0.50           (0.48)         9.40
Period ended 3/31/1996 *.............      9.62          0.16            (0.24)           (0.08)          (0.16)         9.38
Year ended 11/30/1995................      8.29          0.51             1.33             1.84           (0.51)         9.62
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.44         $0.24           $ 0.07           $ 0.31          $(0.23)        $9.52
Year ended 3/31/2000#................      9.99          0.39            (0.55)           (0.16)          (0.39)         9.44
Year ended 3/31/1999#................      9.95          0.45             0.04             0.49           (0.45)         9.99
Year ended 3/31/1998#................      9.40          0.45             0.55             1.00           (0.45)         9.95
Year ended 3/31/1997.................      9.38          0.46             0.02             0.48           (0.46)         9.40
Period ended 3/31/1996*..............      9.62          0.16            (0.24)           (0.08)          (0.16)         9.38
Year ended 11/30/1995................      8.29          0.49             1.33             1.82           (0.49)         9.62
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.45         $0.20           $ 0.08           $ 0.28          $(0.20)        $9.53
Year ended 3/31/2000#................      9.99          0.38            (0.54)           (0.16)          (0.38)         9.45
Year ended 3/31/1999.................      9.95          0.38             0.04             0.42           (0.38)         9.99
Year ended 3/31/1998#................      9.40          0.39             0.55             0.94           (0.39)         9.95
Year ended 3/31/1997.................      9.38          0.41             0.02             0.43           (0.41)         9.40
Period ended 3/31/1996*..............      9.62          0.14            (0.24)           (0.10)          (0.14)         9.38
Year ended 11/30/1995................      8.29          0.44             1.33             1.77           (0.44)         9.62
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................     $9.45         $0.20           $ 0.08           $ 0.28          $(0.20)        $9.53
Year ended 3/31/2000#................      9.99          0.38            (0.54)           (0.16)          (0.38)         9.45
Year ended 3/31/1999.................      9.95          0.37             0.04             0.41           (0.37)         9.99
Year ended 3/31/1998#................      9.40          0.40             0.55             0.95           (0.40)         9.95
Year ended 3/31/1997.................      9.38          0.43             0.02             0.45           (0.43)         9.40
Period ended 3/31/1996*..............      9.62          0.14            (0.24)           (0.10)          (0.14)         9.38
Year ended 11/30/1995................      8.29          0.44             1.33             1.77           (0.44)         9.62

---------------

 +   Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                       RATIO OF                                  AND/OR EXPENSE
                                       OPERATING                                 REIMBURSEMENTS
                                       EXPENSES                                  ---------------
                         RATIO OF      INCLUDING       RATIO OF                     RATIO OF
           NET ASSETS    OPERATING     INTEREST     NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO   EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET   AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------



 3.48%      $18,231        0.60%+          --            5.16%+          7%           1.15%+
 0.69        16,378        0.60            --            4.87           21            1.35
 5.18        12,992        0.60              (a)         4.66           11            1.11
11.11        11,026        0.59              (a)         4.86            9            0.96
 5.44         5,726        0.60              (a)         5.10           37            0.98
(0.84)        3,296        0.60+         0.61%+          5.06+           8            1.07+
22.63         3,527        0.39              (a)         5.51           16            1.04


 3.36%      $   468        0.85%+          --            4.91%+          7%           1.40%+
 1.02           590        0.83            --            4.64           21            1.60
 4.98           965        0.80              (a)         4.46           11            1.36
10.88         1,222        0.79              (a)         4.66            9            1.16
 5.23           726        0.80              (a)         4.90           37            1.18
(0.91)          661        0.80+         0.81%+          4.86+           8            1.27+
22.39           650        0.59              (a)         5.31           16            1.24


 2.97%      $10,307        1.60%+          --            4.16%+          7%           2.15%+
 1.61        10,608        1.53            --            3.94           21            2.35
 4.30        13,499        1.45              (a)         3.81           11            2.11
10.21        13,082        1.41              (a)         4.04            9            1.78
 4.65        13,972        1.35              (a)         4.35           37            1.73
(1.09)       15,938        1.35+         1.36%+          4.31+           8            1.82+
21.72        16,489        1.14              (a)         4.76           16            1.79


 2.95%      $     3        1.60%+          --            4.16%+          7%           2.15%+
 1.58             3        1.60            --            3.87           21            2.35
 4.21             3        1.45              (a)         3.81           11            2.11
10.31             3        1.32              (a)         4.13            9            1.69
 4.92            45        1.10              (a)         4.60           37            1.48
(1.03)           43        1.16+         1.17%+          4.50+           8            1.63+
21.71            34        1.14              (a)         4.76           16            1.79

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, the Trust offered thirty-four separate portfolios, Reserves offered sixteen separate portfolios and Funds Trust offered five separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust, Reserves and Funds Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Georgia Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Intermediate Municipal Bond Fund, Texas Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix system and/or appraisals which take into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, Reserves and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                            ANNUAL RATE
                                            -----------
Short-Term Municipal Income...............     0.30%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds...................................     0.40%
Municipal Income and ten single-state
  Municipal Bond Funds....................     0.50%

Each of the Trust, Reserves and Funds Trust has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, Reserves and Funds Trust pursuant to agreements with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.06% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2000, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                            ANNUAL RATE
                                            -----------
Short-Term Municipal Income...............     0.40%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds...................................     0.50%
Municipal Income and ten single-state
  Municipal Bond Funds....................     0.60%

BNY serves as the custodian of the Trust's, Reserves' and Funds Trust's assets.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust, Reserves and Funds Trust for serving as Trustee or Officer of the Trust, Reserves and Funds Trust.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the six months ended September 30, 2000, Bank of America earned approximately $39,908 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2000, the Funds were informed that the distributor received $13,426 in front-end sales charges for sales of Investor A Shares and $90,019 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

The Trust's, Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Municipal Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Funds earned $1,123,459 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments under the Investor A combined shareholder servicing and distribution plan are limited to 0.25% of Investor A average daily net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C Shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
Investor A Combined Distribution
  and Shareholder Servicing Plan:
  Municipal Income and California
    Municipal Bond.................   0.25%*      0.25%
  All other Funds..................   0.25%       0.25%
Investor B and Investor C
  Shareholder Servicing Plans......   0.25%       0.25%
Investor B Distribution Plan:
  Short-Term Municipal Income......   0.75%       0.75%
  Intermediate Municipal Bond and
    the eight single-state
    Intermediate Municipal Bond
    Funds..........................   0.75%       0.75%
  Municipal Income and the eight
    single-state Municipal Bond
    Funds..........................   0.75%       0.75%
  California Municipal Bond........   0.75%**     0.75%
Investor C Distribution Plan.......   0.75%       0.75%

---------------

 * Reflects a rate change effective August 1, 2000 from 0.20%. In addition, a separate shareholder servicing plan has been adopted for Investor A Shares of Short-Term Municipal Income.

 ** Reflects a rate change effective August 1, 2000 from 0.60%.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                   PURCHASES     SALES
                                     (000)       (000)
                                   --------------------
Short-Term Municipal Income......  $ 50,478     $52,439
Intermediate Municipal Bond......   398,939      98,307
Municipal Income.................   398,875      98,854
California Municipal Bond........    21,191      21,703
Florida Intermediate Municipal
  Bond...........................     8,065      14,692
Florida Municipal Bond...........     3,971      10,615
Georgia Intermediate Municipal
  Bond...........................     6,390      14,376
Georgia Municipal Bond...........     3,926       1,126
Kansas Municipal Income..........     9,579       4,590
Maryland Intermediate Municipal
  Bond...........................    25,948      23,982
Maryland Municipal Bond..........     6,433       7,851
North Carolina Intermediate
  Municipal Bond.................    32,954      25,173
North Carolina Municipal Bond....     3,611       4,619
South Carolina Intermediate
  Municipal Bond.................    20,617       7,701
South Carolina Municipal Bond....        --       3,865
Tennessee Intermediate Municipal
  Bond...........................     3,783       2,400
Tennessee Municipal Bond.........       380       1,065
Texas Intermediate Municipal
  Bond...........................     8,589      41,243
Texas Municipal Bond.............        --       1,531
Virginia Intermediate Municipal
  Bond...........................    26,315      18,855
Virginia Municipal Bond..........     1,898       2,085

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2000.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2000, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust. The Trust's, Reserves' and Funds Trust's Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

The Trust, Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 2000, there were no loans outstanding under this Agreement. For the six months ended September 30, 2000, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
               FUND                    (000)         RATE
-----------------------------------------------------------
Short-Term Municipal Income.......     $  5          6.43%
Intermediate Municipal Bond.......       55          6.93
Municipal Income..................       17          6.48
California Municipal Bond.........       17          7.23
Florida Intermediate Municipal
  Bond............................       29          7.00
Florida Municipal Bond............       11          6.68
Georgia Intermediate Municipal
  Bond............................        2          6.92
Georgia Municipal Bond............        3          7.04
Kansas Municipal Income...........       11          7.00
Maryland Municipal Bond...........        2          7.02
North Carolina Municipal Bond.....       13          7.02
South Carolina Intermediate
  Municipal Bond..................       16          6.80
South Carolina Municipal Bond.....        8          6.88
Tennessee Municipal Bond..........        8          6.96
Texas Intermediate Municipal
  Bond............................      113          6.83
Virginia Intermediate Municipal
  Bond............................        4          6.64

The average amount outstanding was calculated based on daily balances in the period.

The Trust, Reserves and Funds Trust also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund pays its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the committed line of credit.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the following Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                2001     2002     2003     2004     2005     2006     2007      2008
                     FUND                       (000)    (000)    (000)    (000)    (000)    (000)    (000)    (000)
---------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income...................    --       --       --     $ 25       --       --       --         --
Intermediate Municipal Bond...................    --       --       --       --       --       --       --     $2,425
Municipal Income..............................    --       --       --       --       --       --       --      1,402
California Municipal Bond.....................    --       --       --       --       --       --       --      1,074
Florida Intermediate Municipal Bond...........    --       --       --      498      $22       --       --        717
Georgia Intermediate Municipal Bond...........    --       --       --       --       --       --       --        516
Georgia Municipal Bond........................    --       --     $189       --       --       --       --        258
Maryland Intermediate Municipal Bond..........    --       --       --       --       --       --       --        209
Maryland Municipal Bond.......................    --       --       --       --       --       --       --        149
North Carolina Intermediate Municipal Bond....    --       --       --       --       --       --       --        366
North Carolina Municipal Bond.................    --     $208      425       --       --       --     $207         --
South Carolina Intermediate Municipal Bond....    --       --       --       --       --       --       --         15
South Carolina Municipal Bond.................    --       --       --       --       --      $15       --        112
Tennessee Intermediate Municipal Bond.........    --       --       --       --       --       --       --        315
Tennessee Municipal Bond......................    --       --       25       --       --       --       --         63
Texas Intermediate Municipal Bond.............    --       --       --       --       --       --       --      1,036
Texas Municipal Bond..........................    --       92      132       --       --       --       --         83
Virginia Intermediate Municipal Bond..........    --       --       --       --       --       --       --        232
Virginia Municipal Bond.......................    --      326       77       12       63       --       --        139

At March 31, 2000, the following Funds utilized capital losses during the year as follows:

                                                                CAPITAL LOSSES
                                                                   UTILIZED
                            FUND                                    (000)
------------------------------------------------------------------------------
Short-Term Municipal Income.................................         $119
Florida Municipal Bond......................................          281
North Carolina Municipal Bond...............................           27

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the following Funds elected to defer losses occurring between November 1, 1999 and March 31, 2000 under these rules:

                                                                 POST-OCTOBER
                                                                CAPITAL LOSSES
                                                                   DEFERRED
                            FUND                                    (000)
------------------------------------------------------------------------------
Short-Term Municipal Income.................................        $  214
Florida Intermediate Municipal Bond.........................           325
Georgia Intermediate Municipal Bond.........................           664
Georgia Municipal Bond......................................           521
Maryland Intermediate Municipal Bond........................         1,488
Maryland Municipal Bond.....................................           561
Municipal Income............................................         4,788
North Carolina Intermediate Municipal Bond..................           786
North Carolina Municipal Bond...............................           750
South Carolina Intermediate Municipal Bond..................            69
South Carolina Municipal Bond...............................           460
Tennessee Intermediate Municipal Bond.......................            53
Texas Intermediate Municipal Bond...........................         2,486
Texas Municipal Bond........................................           179
Virginia Intermediate Municipal Bond........................         1,920
Virginia Municipal Bond.....................................            93

8.  REORGANIZATIONS

ACQUISITION OF PACIFIC HORIZON FUNDS

On May 14, 1999, the Municipal Income Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon National Municipal Bond Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                         TOTAL NET ASSETS
  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
       (000)               (000)               (000)                  (000)
  ----------------------------------------------------------------------------------
  $19,123               $664,545            $683,668                 $621

On May 21, 1999, the California Municipal Bond Fund, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon California Municipal Bond Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of California Municipal Bond Fund in an amount equal to the value of the outstanding shares of the Pacific Horizon California Municipal Bond Fund. The financial statements of the California Municipal Bond Fund reflect the historical financial results of the Pacific Horizon California Municipal Bond Fund prior to the reorganization.

  PACIFIC HORIZON FUND SHARE CLASS   CORRESPONDING RESERVES SHARE CLASS
  ---------------------------------------------------------------------
  California Municipal Bond          Nations California Municipal Bond
    A Shares                           Investor A Shares
    B Shares                           Investor B Shares

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

CONVERSION OF COMMON TRUST FUNDS

On July 14, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, N.A., also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                TOTAL NET ASSETS
                                         TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                         OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
ACQUIRING FUND       ACQUIRED FUND            (000)               (000)               (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------
Intermediate    Boatmen's Trust Company
Municipal Bond  Intermediate Tax-Exempt
                Bond Fund                    $203,437           $854,161           $1,057,598               $   175
Intermediate    Bank IV Kansas U.S. Tax
Municipal Bond  Exempt Bond Fund               24,435            854,161              878,596                    74
Intermediate    BCA High Grade Tax
Municipal Bond  Exempt Bond Fund              126,314            854,161              980,175                 1,523
Municipal       Boatmen's Trust Company
Income          Tax Exempt Bond Fund          332,899            588,608              921,507                12,881

On July 14, 2000, the Kansas Municipal Income Fund, a newly established portfolio, acquired the assets and liabilities of the Bank of America Common Trust Kansas Tax Exempt Fund, a common trust fund managed by Bank of America, N.A., pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Kansas Municipal Income Fund in an amount equal to the outstanding shares of the Bank of America Common Trust Kansas Tax Exempt Fund.

                      (This page intentionally left blank)

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








MUNISAR (9/00)